As filed with the Securities and Exchange Commission on February 25, 2022
Securities Act of 1933 Registration No. 333-09341
Investment Company Act of 1940 Registration No. 811-07739

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933☒
Pre-Effective Amendment No. ☐
Post-Effective Amendment No. 66☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 68☒

(Check appropriate box or boxes)

HARDING LOEVNER FUNDS INC
(Exact Name of Registrant as Specified in Charter)

400 Crossing Boulevard, Fourth Floor
Bridgewater, New Jersey 08807
(Address of Principal Executive Offices)
1-877-435-8105
(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	Copies to:
Marcia Y. Lucas, Esq. The Northern Trust Company 333 South Wabash Ave Chicago, Illinois 60604	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, New York 10036-6797

It Is Proposed That This Filing Become Effective (Check Appropriate Box):
☐   immediately upon filing pursuant to paragraph (b)
☒   On February 28, 2022 pursuant to paragraph (b)
☐   60 days after filing pursuant to paragraph (a)(i)
☐   On (date) pursuant to paragraph (a)(i)
☐   75 days after filing pursuant to paragraph (a)(ii)
☐   On (date) pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
☐   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

HARDING LOEVNER

Fundamental. Thinking. Worldwide.

Prospectus

Mutual Funds for Institutional Investors

Global Equity Portfolio
HLMVX: Institutional Class

International Equity Portfolio
HLMIX: Institutional Class

International Small Companies Portfolio
HLMRX: Institutional Class

Institutional Emerging Markets Portfolio
HLMEX: Institutional Class

Chinese Equity Portfolio
HLMCX: Institutional Class

Frontier Emerging Markets Portfolio
HLFMX: Institutional Class I
HLFFX: Institutional Class II

Global Equity Research Portfolio
HLRGX: Institutional Class

International Equity Research Portfolio
HLIRX: Institutional Class

Emerging Markets Research Portfolio
HLREX: Institutional Class

Harding, Loevner Funds, Inc.

February 28, 2022

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

◼ Table of Contents
1	Portfolio Summaries
1	Global Equity Portfolio
3	International Equity Portfolio
5	International Small Companies Portfolio
8	Institutional Emerging Markets Portfolio - Institutional Class
11	Chinese Equity Portfolio
14	Frontier Emerging Markets Portfolio - Institutional Class I
17	Frontier Emerging Markets Portfolio - Institutional Class II
20	Global Equity Research Portfolio
23	International Equity Research Portfolio
26	Emerging Markets Research Portfolio
30	Investment Objectives and Investment Process
32	Additional Information on Portfolio Investment Strategies and Risks
38	Management of the Fund
40	Shareholder Information
46	Distribution of Fund Shares
47	Financial Highlights
57	Privacy Notice

Global Equity Portfolio
Portfolio Summary | February 28, 2022 | Institutional Class HLMVX

Investment Objective
The Global Equity Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States.
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Management Fees	0.74%
Distribution (Rule 12b-1) Fees	None
Other Expenses[1]	0.13%
Total Annual Portfolio Operating Expenses	0.87%
1Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$89	$278	$482	$1,073
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 59% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio invests in companies based in the United States and other developed markets, as well as in emerging and frontier markets. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing, and strongly competitive, and whose shares are reasonably priced relative to estimates of their value. To reduce its volatility, the Portfolio is diversified across dimensions of geography, industry, currency, and market capitalization. The Portfolio normally holds investments across at least 15 countries.
The Portfolio will normally invest broadly in equity securities of companies domiciled in the following countries and regions: (1) Europe; (2) the Pacific Rim; (3) the United States, Canada, and Mexico; and (4) countries with emerging or frontier markets. At least 65% of the Portfolio’s total assets will be denominated in at least three currencies, which may include the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts (collectively, “Depositary Receipts”), will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are principally traded.
The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, preferred stocks, rights, and warrants issued by companies that are based both inside and outside the United States, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest.
Because some emerging market countries may present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities to gain exposure to those countries.
Principal Risks
The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:
Market Risk. The value of investments in the Portfolio may fluctuate suddenly and unexpectedly as a result of various market and economic factors, including those affecting individual companies, issuers or particular industries.
Currency Risk. Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.

Foreign Investment Risk. Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.
Emerging and Frontier Market Risk. Emerging and frontier market securities involve certain risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries. The smaller size and lower levels of liquidity in emerging markets, as well as other factors, contribute to greater volatility. Because of this volatility, this Portfolio is better suited for long-term investors.
NAV Risk. The net asset value of the Portfolio and the value of your investment will fluctuate.
Portfolio Performance
The following bar chart shows how the investment results of the Portfolio’s Institutional Class shares have varied from year to year. The table that follows shows how the average annual total returns of the Portfolio’s Institutional Class shares compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How the Institutional Class shares of the Portfolio have performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future.
Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435-8105.
Global Equity Portfolio

The best calendar quarter return during the period shown above was 25.70% in the second quarter of 2020; the worst was -16.87% in the first quarter of 2020.
Average Annual Total Returns
(for the Periods Ended December 31, 2021)
	1-Year	5-Year	10-Year
Global Equity Portfolio – Institutional Class
Return Before Taxes	14.89%	17.90%	13.84%
Return After Taxes on Distributions[1]	10.82%	15.37%	12.36%
Return After Taxes on Distributions and Sale of Portfolio Shares[1]	11.28%	13.93%	11.25%
MSCI All Country World (Net) Index (Reflects No Deduction for Fees, Expenses, or U.S. Taxes)	18.54%	14.40%	11.85%
1After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
Management
Investment Adviser
Harding Loevner serves as investment adviser to the Portfolio.
Portfolio Managers
Peter Baughan, Scott Crawshaw, Jingyi Li, Christopher Mack, Richard Schmidt, and Moon Surana serve as the portfolio managers of the Global Equity Portfolio. Mr. Baughan has held his position since February 2003, Mr. Crawshaw has held his position since January 2018, Mr. Li has held his position since February 2019, Mr. Mack has held his position since June 2014, Mr. Schmidt has held his position since February 2015, and Ms. Surana has held her position since January 2022. Messrs. Baughan and Li are the co-lead portfolio managers.
Purchase and Sale of Portfolio Shares
The minimum initial investment in the Institutional Class of the Portfolio is $100,000. Additional purchases may be for any amount. You may purchase, redeem (sell) or exchange shares of the Portfolio on any business day through certain authorized brokers and other financial intermediaries or directly from the Portfolio by mail, telephone, or wire.
Tax Considerations
The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Upon withdrawal, your investment through a tax-deferred arrangement may become taxable.
Payments to Brokers-Dealers and Other Financial Intermediaries
If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

International Equity Portfolio
Portfolio Summary | February 28, 2022 | Institutional Class HLMIX

Investment Objective
The International Equity Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of companies based outside the United States.
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Management Fees	0.66%
Distribution (Rule 12b-1) Fees	None
Other Expenses[1]	0.13%
Total Annual Portfolio Operating Expenses	0.79%
1Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$81	$252	$439	$978
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio invests primarily in companies based in developed markets outside the United States as well as in companies in emerging and frontier markets. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing, and strongly competitive, and whose shares are reasonably priced relative to estimates of their value. To reduce its volatility, the Portfolio is diversified across dimensions of geography, industry, currency, and market capitalization. The Portfolio normally holds investments across at least 15 countries.
Factors bearing on whether a company is considered to be “based” outside the United States may include: (1) it is legally domiciled outside the United States; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, outside the United States; or (3) it has the principal exchange listing for its securities outside the United States.
The Portfolio will normally invest broadly in equity securities of companies domiciled in the following countries and regions: (1) Europe; (2) the Pacific Rim; (3) Canada and Mexico; and (4) countries with emerging or frontier markets. At least 65% of the Portfolio’s total assets will be denominated in at least three currencies other than the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts (collectively, “Depositary Receipts”), will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are principally traded.
The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, preferred stocks, rights, and warrants issued by companies that are based outside the United States, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest. The Portfolio also may invest in securities of U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances not more than 15% of the Portfolio’s total assets will be invested in securities of U.S. companies.
Because some emerging market may present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities to gain exposure to those countries.
Principal Risks
The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:

Market Risk. The value of investments in the Portfolio may fluctuate suddenly and unexpectedly as a result of various market and economic factors, including those affecting individual companies, issuers or particular industries.
Currency Risk. Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.
Foreign Investment Risk. Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.
Emerging and Frontier Market Risk. Emerging and frontier market securities involve certain risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries. The smaller size and lower levels of liquidity in emerging markets, as well as other factors, contribute to greater volatility. Because of this volatility, this Portfolio is better suited for long-term investors.
NAV Risk. The net asset value of the Portfolio and the value of your investment will fluctuate.
Portfolio Performance
The following bar chart shows how the investment results of the Portfolio’s Institutional Class shares have varied from year to year. The table that follows shows how the average annual total returns of the Portfolio’s Institutional Class shares compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How the Institutional Class shares of the Portfolio have performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future.
Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435-8105.
International Equity Portfolio

The best calendar quarter return during the period shown above was 18.29% in the second quarter of 2020; the worst was -19.37% in the first quarter of 2020.
Average Annual Total Returns
(for the Periods Ended December 31, 2021)
	1-Year	5-Year	10-Year
Harding Loevner International Equity Portfolio – Institutional Class
Return Before Taxes	8.51%	12.82%	9.83%
Return After Taxes on Distributions[1]	8.02%	12.52%	9.63%
Return After Taxes on Distributions and Sale of Portfolio Shares[1]	5.62%	10.33%	8.18%
MSCI All Country World ex-U.S. (Net) Index (Reflects No Deduction for Fees, Expenses, or U.S. Taxes)	7.82%	9.61%	7.28%
1After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
Management
Investment Adviser
Harding Loevner serves as investment adviser to the Portfolio.
Portfolio Managers
Ferrill Roll, Andrew West, Bryan Lloyd, Patrick Todd and Babatunde Ojo serve as the portfolio managers of the International Equity Portfolio. Mr. Roll has held his position since October 2004, Mr. West has held his position since June 2014, Mr. Lloyd has held his position since June 2014, Mr. Todd has held his position since January 2017 and Mr. Ojo has held his position since January 2021. Messrs. Roll and West are the co-lead portfolio managers.
Purchase and Sale of Portfolio Shares
The minimum initial investment in the Institutional Class of the Portfolio is $100,000. Additional purchases may be for any amount. You may purchase, redeem (sell) or exchange shares of the Portfolio on any business day through certain authorized brokers and other financial intermediaries or directly from the Portfolio by mail, telephone, or wire.
Tax Considerations
The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Upon withdrawal, your investment through a tax-deferred arrangement may become taxable.
Payments to Brokers-Dealers and Other Financial Intermediaries
If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

International Small Companies Portfolio
Portfolio Summary | February 28, 2022 | Institutional Class HLMRX

Investment Objective
The International Small Companies Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of small companies based outside the United States.
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Management Fees	0.95%
Distribution (Rule 12b-1) Fees	None
Other Expenses[1]	0.17%
Total Annual Portfolio Operating Expenses	1.12%
1Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$114	$356	$617	$1,363
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 13% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio invests primarily in small companies based outside the United States, including companies in emerging and frontier as well as in developed markets. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing, and strongly competitive, and whose shares are reasonably priced relative to estimates of their value.
Companies considered to be small are those having a market capitalization, at time of purchase, within the range of the market capitalization of companies in the Portfolio’s benchmark index, currently the MSCI All Country World ex-U.S. Small Cap Index (the “Index”). As of December 31, 2021, the range of market capitalization of companies in the Index was US$56.9 million to US$16.0 billion. To reduce its volatility, the Portfolio is diversified across dimensions of geography, industry, and currency. The Portfolio normally holds investments across at least 15 countries.
Factors bearing on whether a company is considered to be “based” outside the United States may include: (1) it is legally domiciled outside the United States; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, outside the United States; or (3) it has the principal exchange listing for its securities outside the United States.
The Portfolio will normally invest broadly in equity securities of small companies domiciled in the following countries and regions: (1) Europe; (2) the Pacific Rim; (3) Canada and Mexico; and (4) countries with emerging or frontier markets. At least 65% of the Portfolio’s total assets will be denominated in at least three currencies other than the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts (collectively, “Depositary Receipts”) will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are principally traded.
The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, preferred stocks, rights, and warrants issued by small companies that are based outside the United States, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest. If the Portfolio continues to hold securities of small companies whose market capitalization, subsequent to purchase, grows to exceed the upper range of the market capitalization of the Index, it may continue to treat them as small for the purposes of the 80% requirement. The Portfolio also may invest in securities of small U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances not more than 15% of the Portfolio’s total assets will be invested in securities of U.S. companies.
Because some emerging market countries may present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities to gain exposure to those countries.
Principal Risks
The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:
Market Risk. The value of investments in the Portfolio may fluctuate suddenly and unexpectedly as a result of various market and economic factors, including those affecting individual companies, issuers or particular industries.
Currency Risk. Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.
Foreign Investment Risk. Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.
Emerging and Frontier Market Risk. Emerging and frontier market securities involve certain risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries. The smaller size and lower levels of liquidity in emerging markets, as well as other factors, contribute to greater volatility. Because of this volatility, this Portfolio is better suited for long-term investors.
Small Company Risk. The securities of small companies have historically exhibited more volatility with a lower degree of liquidity than larger companies.
NAV Risk. The net asset value of the Portfolio and the value of your investment will fluctuate.
Portfolio Performance
The following bar chart shows how the investment results of the Portfolio’s Institutional Class shares have varied from year to year. The table that follows shows how the average annual total returns of the Portfolio’s Institutional Class shares compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How the Institutional Class shares of the Portfolio have performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future.
Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435-8105.
International Small Companies Portfolio

The best calendar quarter return during the period shown above was 24.24% in the second quarter of 2020; the worst was -26.25% in the first quarter of 2020.
Average Annual Total Returns
(for the Periods Ended December 31, 2021)
	1-Year	5-Year	10-Year
Harding Loevner International Small Companies Portfolio – Institutional Class
Return Before Taxes	13.12%	14.18%	11.70%
Return After Taxes on Distributions[1]	12.41%	13.66%	11.10%
Return After Taxes on Distributions and Sale of Portfolio Shares[1]	8.44%	11.39%	9.65%
MSCI All Country World ex-U.S. Small Cap (Net) Index (Reflects No Deduction for Fees, Expenses, or U.S. Taxes)	12.93%	11.21%	9.46%
1After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
Management
Investment Adviser
Harding Loevner serves as investment adviser to the Portfolio.
Portfolio Managers
Jafar Rizvi and Anix Vyas serve as the portfolio managers of the International Small Companies Portfolio. Mr. Rizvi has held his position since June 2011 and Mr. Vyas has held his position since April 2018. Messrs. Rizvi and Vyas are co-lead portfolio managers.
Purchase and Sale of Portfolio Shares
The minimum initial investment in the Institutional Class of the Portfolio is $100,000. Additional purchases may be for any amount. You may purchase, redeem (sell) or exchange shares of the Portfolio on any business day through certain authorized brokers and other financial intermediaries or directly from the Portfolio by mail, telephone, or wire.
Tax Considerations
The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Upon withdrawal, your investment through a tax-deferred arrangement may become taxable.

Payments to Brokers-Dealers and Other Financial Intermediaries
If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Institutional Emerging Markets Portfolio
Portfolio Summary | February 28, 2022 | Institutional Class HLMEX

Investment Objective
The Institutional Emerging Markets Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of companies based in emerging markets.
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Management Fees	0.96%
Distribution (Rule 12b-1) Fees	None
Other Expenses[1]	0.14%
Total Annual Portfolio Operating Expenses	1.10%
1Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$112	$350	$606	$1,340
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 13% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio invests primarily in companies that are based in emerging and frontier markets. Emerging and frontier markets offer investment opportunities that arise from long-term trends in demographics, deregulation, offshore outsourcing, and improving corporate governance in developing countries. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing, and strongly competitive, and whose shares are reasonably priced relative to estimates of their value. To reduce its volatility, the Portfolio is diversified across dimensions of geography, industry, and currency. The Portfolio normally holds investments across at least 15 countries. Emerging and frontier markets include countries that have an emerging stock market as defined by Morgan Stanley Capital International, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics. Emerging and frontier markets tend to have relatively low gross national product per capita compared to the world’s major economies and may have the potential for rapid economic growth.
Factors bearing on whether a company is considered to be “based” in an emerging or frontier market may include: (1) it is legally domiciled in an emerging or frontier market; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, in an emerging or frontier market; or (3) it has the principal exchange listing for its securities in an emerging or frontier market.
The Portfolio will invest broadly in equity securities of companies domiciled in one of at least 15 countries with emerging or frontier markets, generally considered to include all countries except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. At least 65% of the Portfolio’s total assets will be denominated in at least three currencies other than the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts (collectively, “Depositary Receipts”) will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are principally traded.
The Portfolio invests at least 65% of its total assets in common stocks, preferred stocks, rights, and warrants issued by companies that are based in emerging or frontier markets, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest. The Portfolio also may invest in securities of U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances, not more than

15% of the Portfolio’s total assets will be invested in securities of U.S. companies.
The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in emerging markets securities, which includes frontier markets securities, and investment companies that invest in the types of securities in which the Portfolio would normally invest.
Because some emerging market countries may present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities to gain exposure to those countries.
Principal Risks
The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:
Market Risk. The value of investments in the Portfolio may fluctuate suddenly and unexpectedly as a result of various market and economic factors, including those affecting individual companies, issuers or particular industries.
Currency Risk. Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.
Foreign Investment Risk. Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.
Emerging and Frontier Market Risk. The Portfolio may invest in the securities of companies in emerging and frontier markets (including China, which generally comprises a significant percentage of emerging markets benchmarks). Emerging and frontier market securities involve certain risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. In addition, companies in emerging and frontier markets may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. or developed market countries. Such companies may also be located in countries where the universe of eligible investments is impacted by U.S. sanctions laws. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries. The smaller size and lower levels of liquidity in emerging markets, as well as other social, economic, regulatory and political factors, contribute to greater volatility. Because of this volatility, this Portfolio is better suited for long-term investors.
NAV Risk. The net asset value of the Portfolio and the value of your investment will fluctuate.
Risks Associated with China and Hong Kong. Investing in Chinese companies will subject the Portfolio more generally to the risks of associating with investing in China and Hong Kong.
The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency- denominated obligations. Changes in these policies could adversely impact affected industries or Chinese companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the United States. Accounting, auditing, financial, and other reporting standards, practices and disclosure requirements in China are different, sometimes in fundamental ways, from those in the United States and certain Western European countries. Although the Chinese government adopted a new set of Accounting Standards for Business Enterprises effective January 1, 2007, which are similar to the International Financial Reporting Standards, the accounting practices in China continue to be frequently criticized and challenged. In addition, China does not allow the Public Company Accounting Oversight Board to inspect the work that auditors perform in China for Chinese companies in which the Portfolio may invest. That inspection organization conducts on-going reviews of audits by U.S. accounting firms. As a result, financial reporting by companies domiciled in China does not have as much regulatory oversight as reporting by companies in the United States. The Portfolio may also be limited in its ability to invest in certain securities by executive orders and other regulatory actions that target publicly-traded securities of Chinese companies.
As part of Hong Kong’s transition from British to Chinese sovereignty in 1997, China agreed to allow Hong Kong to maintain a high degree of autonomy with regard to its political, legal and economic systems for a period of at least 50 years. If China were to further exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Portfolio’s investments. The Shanghai and Shenzhen stock exchanges may close for extended periods for holidays or otherwise, which impacts the Portfolio’s ability to trade in A-Shares during those periods. In addition, the Shanghai-Hong Kong Stock Connect and the Shenzhen-Hong Kong Stock Connect programs, which are used by foreign investors to access China A-Shares, are relatively new structures that are subject to certain legal and structural risks.
Financials Sector Risk. To the extent the Portfolio invests in securities and other obligations of issuers in the financials sector, the Portfolio will be vulnerable to events affecting companies in the financials industry. Examples of risks affecting the financials sector include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy, and price competition. In addition, financials companies are often more highly leveraged than other companies, making them inherently riskier. As of October 31, 2021, the Portfolio had 23.0% of net assets invested in the financials sector.
Portfolio Performance
The following bar chart shows how the investment results of the Portfolio’s Institutional Class shares have varied from year to year. The table that follows shows how the average annual total returns of the Portfolio’s Institutional Class shares compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How the Institutional Class shares of the Portfolio have performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future.
Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435-8105.
Institutional Emerging Markets Portfolio Institutional Class

The best calendar quarter return during the period shown above was 22.68% in the fourth quarter of 2020; the worst was -27.64% in the first quarter of 2020.
Average Annual Total Returns
(for the Periods Ended December 31, 2021)
	1-Year	5-Year	10-Year
Harding Loevner Institutional Emerging Markets Portfolio – Institutional Class
Return Before Taxes	-3.41%	8.78%	6.47%
Return After Taxes on Distributions[1]	-3.43%	8.67%	6.38%
Return After Taxes on Distributions and Sale of Portfolio Shares[1]	-1.76%	7.04%	5.30%
MSCI Emerging Markets (Net) Index (Reflects No Deduction for Fees, Expenses, or U.S. Taxes)	-2.54%	9.88%	5.49%
1After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
Management
Investment Adviser
Harding Loevner serves as investment adviser to the Portfolio.
Portfolio Managers
Scott Crawshaw, Craig Shaw, Pradipta Chakrabortty, and Richard Schmidt serve as the portfolio managers of the Emerging Markets Portfolio. Mr. Crawshaw has held his position since June 2014, Mr. Shaw has held his position since December 2006, Mr. Chakrabortty has held his position since January 2015, and Mr. Schmidt has held his position since December 2011. Messrs. Crawshaw and Shaw are the co-lead portfolio managers. Effective July 1, 2022, Messrs. Chakrabortty and Crawshaw will serve as co-lead portfolio managers and Mr. Shaw will no longer serve as a portfolio manager of the Portfolio.
Purchase and Sale of Portfolio Shares
The minimum initial investment in the Institutional Class of the Portfolio is $500,000. Additional purchases may be for any amount. You may purchase, redeem (sell) or exchange shares of the Portfolio on any business day through certain authorized brokers and other financial intermediaries or directly from the Portfolio by mail, telephone, or wire. Shares of the Emerging Markets Portfolio may not be available for purchase by all investors through financial intermediaries. For more information, see the section captioned “Shareholder Information—Purchase and Redemption of Shares” in the Portfolio’s prospectus.
Tax Considerations
The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Upon withdrawal, your investment through a tax-deferred arrangement may become taxable.
Payments to Brokers-Dealers and Other Financial Intermediaries
If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Chinese Equity Portfolio
Portfolio Summary | February 28, 2022 | Institutional Class HLMCX

Investment Objective
The Chinese Equity Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of Chinese companies.
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Management Fees	0.95%
Distribution (Rule 12b-1) Fees	None
Other Expenses[1]	6.03%
Total Annual Portfolio Operating Expenses	6.98%
Fee Waiver and/or Expense Reimbursement[2]	-5.83%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.15%
1Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
2Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.15% through February 28, 2023. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2023. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the
Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$117	$1,538	$2,904	$6,088
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the period December 16, 2020 (commencement of operations) through October 31, 2021, the Portfolio’s portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio invests primarily in Chinese companies. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing, and strongly competitive, and whose shares are reasonably priced relative to estimates of their value.
Factors bearing on whether a company is considered a “Chinese company” may include: (1) it is legally domiciled in the People’s Republic of China (“China” or the “PRC”) or Hong Kong; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production in China or Hong Kong; or (3) it has the principal exchange listing for its securities in China or Hong Kong.
The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) (the “80% policy”) in common stocks, preferred stocks, rights, and warrants issued by Chinese companies, securities convertible into such securities (including depositary receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest. The Portfolio may also invest in China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange). Because Chinese equity markets in some cases limit the amount of outstanding shares foreigners may own, or may otherwise present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities to gain exposure to equity securities of Chinese companies. The Portfolio’s investments in these equity derivative instruments will be counted toward satisfaction of the Fund’s 80% policy, as such instruments are expected to have economic characteristics similar to the securities included within that policy. Such derivatives instruments will be valued on a “mark-to-market” basis.
The Portfolio is “non-diversified,” meaning it may invest a greater portion of its assets in a single company and own more of the company’s voting securities than is permissible for a “diversified” fund.

Principal Risks
The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:
Market Risk. The value of investments in the Portfolio may fluctuate suddenly and unexpectedly as a result of various market and economic factors, including those affecting individual companies, issuers or particular industries.
Chinese Currency Risk. Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise. The value of China’s currency, the Renminbi (“RMB”) may be subject to a high degree of fluctuation due to, among other things, changes in interest rates, the effects of monetary policies of the PRC, the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The RMB is currently not a freely convertible currency. The Chinese government places strict regulations on the RMB and sets the value of the RMB to levels dependent on the value of the U.S. dollar. The Chinese government’s imposition of restrictions on the repatriation of RMB out of the PRC may limit the depth of the offshore RMB market and reduce the liquidity of the Fund’s investments. These restrictions may adversely affect the Portfolio and its investments.
Risks Associated with China and Hong Kong. Investing in Chinese companies will subject the Portfolio more generally to the risks of associating with investing in China and Hong Kong.
The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency- denominated obligations. Changes in these policies could adversely impact affected industries or Chinese companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the United States. Accounting, auditing, financial, and other reporting standards, practices and disclosure requirements in China are different, sometimes in fundamental ways, from those in the United States and certain Western European countries. Although the Chinese government adopted a new set of Accounting Standards for Business Enterprises effective January 1, 2007, which are similar to the International Financial Reporting Standards, the accounting practices in China continue to be frequently criticized and challenged. In addition, China does not allow the Public Company Accounting Oversight Board to inspect the work that auditors perform in China for Chinese companies in which the Portfolio may invest. That inspection organization conducts on-going reviews of audits by U.S. accounting firms. As a result, financial reporting by companies domiciled in China does not have as much regulatory oversight as reporting by companies in the United States. The Portfolio may also be limited in its ability to invest in certain securities by executive orders and other regulatory actions that target publicly-traded securities of Chinese companies.
As part of Hong Kong’s transition from British to Chinese sovereignty in 1997, China agreed to allow Hong Kong to maintain a high degree of autonomy with regard to its political, legal and economic systems for a period of at least 50 years. If China were to further exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Portfolio’s investments. The Shanghai and Shenzhen stock exchanges may close for extended periods for holidays or otherwise, which impacts the Portfolio’s ability to trade in A-Shares during those periods. In addition, the Shanghai-Hong Kong Stock Connect and the Shenzhen-Hong Kong Stock Connect programs, which are used by foreign investors to access China A-Shares, are relatively new structures that are subject to certain legal and structural risks.
A-Shares Tax Risk. Since the inception of the Stock Connect, foreign investors (including the Portfolio) investing in A-Shares through Stock Connect would be temporarily exempt from the PRC corporate income tax and value-added tax on the gains on disposal of such A-Shares. Dividends would be subject to PRC corporate income tax on a withholding basis at 10%, unless reduced under a double tax treaty with China upon application to and obtaining approval from the competent tax authority. Uncertainties in the Chinese tax rules could result in unexpected tax liabilities for the Portfolio.
Non-Diversification Risk. As a non-diversified fund, the Portfolio has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect Portfolio performance more than if the Portfolio were invested in a larger number of issuers. The Portfolio’s share price can be expected to fluctuate more than that of a similar fund that is more broadly diversified.
Foreign Investment Risk. Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.
Emerging and Frontier Market Risk. Emerging and frontier market securities involve certain risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries. The smaller size and lower levels of liquidity in emerging markets, as well as other factors, contribute to greater volatility. Because of this volatility, this Portfolio is better suited for long-term investors.
Small- and Mid-Capitalization Risk. The securities of small and medium-sized companies have historically exhibited more volatility with a lower degree of liquidity than larger companies.
NAV Risk. The net asset value of the Portfolio and the value of your investment will fluctuate.

Financials Sector Risk. To the extent the Portfolio invests in securities and other obligations of issuers in the financials sector, the Portfolio will be vulnerable to events affecting companies in the financials industry. Examples of risks affecting the financials sector include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy, and price competition. In addition, financials companies are often more highly leveraged than other companies, making them inherently riskier.
Portfolio Performance
The following bar chart shows the investment results of the Portfolio’s Institutional Class shares for the prior calendar year. The table that follows shows how the average annual total returns of the Portfolio’s Institutional Class shares compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How the Institutional Class shares of the Portfolio have performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future.
Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435-8105.
Chinese Equity Portfolio

The best calendar quarter return during the period shown above was 4.50% in the second quarter of 2021; the worst was -15.12% in the third quarter of 2021.
Average Annual Total Returns
(for the Periods Ended December 31, 2021)
	1-Year	Since Inception 12/16/2020
Chinese Equity Portfolio – Institutional Class
Return Before Taxes	-15.45%	-10.80%
Return After Taxes on Distributions	-15.51%	-10.87%
Return After Taxes on Distributions and Sale of Portfolio Shares	-9.10%	-8.22%
MSCI China All Shares Index USD Net	-12.91%	-9.73%
Management
Investment Adviser
Harding Loevner serves as investment adviser to the Portfolio.
Portfolio Managers
Pradipta Chakrabortty, Jingyi Li, and Wenting Shen serve as the portfolio managers of the Chinese Equity Portfolio. Mr. Chakrabortty, Mr. Li and Ms. Shen have each held their position since the Portfolio’s inception in December 2020. Mr. Chakrabortty and Ms. Shen are the co-lead portfolio managers.
Purchase and Sale of Portfolio Shares
The minimum initial investment in the Institutional Class of the Portfolio is $100,000. Additional purchases may be for any amount. You may purchase, redeem (sell) or exchange shares of the Portfolio on any business day through certain authorized brokers and other financial intermediaries or directly from the Portfolio by mail, telephone, or wire.
Tax Considerations
The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Upon withdrawal, your investment through a tax-deferred arrangement may become taxable.
Payments to Brokers-Dealers and Other Financial Intermediaries
If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Frontier Emerging Markets Portfolio
Portfolio Summary | February 28, 2022 | Institutional Class I HLFMX

Investment Objective
The Frontier Emerging Markets Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets.
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class I of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Management Fees	1.35%
Distribution (Rule 12b-1) Fees	None
Other Expenses[1]	0.27%
Total Annual Portfolio Operating Expenses	1.62%
1Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class I of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class I of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class I’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class I shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$165	$511	$881	$1,922
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 30% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio invests primarily in companies that are based in frontier emerging markets, including the smaller traditionally-recognized emerging markets. Frontier emerging markets, with the exception of the oil-producing Gulf States and certain of the smaller traditionally-recognized emerging markets, tend to have relatively low gross national product per capita compared to the larger traditionally-recognized emerging markets and the world’s major developed economies. The frontier emerging markets include the least developed markets even by emerging markets standards. Frontier emerging markets offer investment opportunities that arise from long-term trends in demographics, deregulation, offshore outsourcing, and improving corporate governance in developing countries. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing, and strongly competitive, and whose shares are reasonably priced relative to estimates of their value. To reduce its volatility, the Portfolio is diversified across dimensions of geography, industry, and currency. The Portfolio normally holds investments across at least 15 countries.
As used herein, frontier emerging markets include countries that are represented in the MSCI Frontier Markets Index or the S&P Frontier Markets BMI, or similar market indices, and the smaller of the traditionally-recognized emerging markets, such as those individually constituting less than 5% of the MSCI Emerging Markets Index or the S&P Emerging Markets BMI. Factors bearing on whether a company is considered to be “based” in a frontier emerging market may include: (1) it is legally domiciled in a frontier emerging market; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, in frontier emerging markets; or (3) it has the principal exchange listing for its securities in a frontier emerging market. Frontier emerging markets generally include all countries except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States and the larger traditionally-recognized emerging markets of Taiwan, South Korea, Mexico, South Africa, Brazil, India, China, and Russia. At least 65% of the Portfolio’s total assets will be denominated in at least three currencies other than the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts (collectively, “Depositary Receipts”) will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are principally traded.
The Portfolio invests at least 65% of its total assets in common stocks, preferred stocks, rights, and warrants issued by companies that are based in the frontier emerging markets, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest. The Portfolio also may invest in securities of U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances, not more than 15% of the Portfolio’s total assets will be invested in securities of U.S. companies.
The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in frontier emerging market securities, and investment companies that invest in the types of securities in which the Portfolio would normally invest.
The Portfolio may invest up to 35% of its total assets in securities of companies in any one industry if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index, currently the MSCI Frontier Emerging Markets Index.
Because some frontier emerging market countries may present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities to gain exposure to those countries.
Principal Risks
The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:
Market Risk. The value of investments in the Portfolio may fluctuate suddenly and unexpectedly as a result of various market and economic factors, including those affecting individual companies, issuers or particular industries.
Currency Risk. Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.
Foreign Investment Risk. Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.
Frontier Emerging Market Risk. Frontier emerging market securities involve certain risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. Economic or political instability may cause larger price changes in frontier emerging market securities than in securities of issuers based in more developed foreign countries, including securities of issuers based in larger emerging markets. Frontier emerging markets generally receive less investor attention than developed markets and larger emerging markets.
Concentration Risk. The Portfolio may invest up to 35% of its total assets in securities of companies in any one industry if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index, currently the MSCI Frontier Emerging
Markets Index. Accordingly, at any time the Portfolio has such a concentration of investments in a single industry group, it will be particularly vulnerable to factors that adversely affect that industry group.
NAV Risk. The net asset value of the Portfolio and the value of your investment will fluctuate.
Financials Sector Risk. To the extent the Portfolio invests in securities and other obligations of issuers in the financials sector, the Portfolio will be vulnerable to events affecting companies in the financials industry. Examples of risks affecting the financials sector include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy, and price competition. In addition, financials companies are often more highly leveraged than other companies, making them inherently riskier. As of October 31, 2021, the Portfolio had 35.2% of net assets invested in the financials sector.
Portfolio Performance
The following bar chart shows how the investment results of the Portfolio’s Institutional Class I shares have varied from year to year. The table that follows shows how the average annual total returns of the Portfolio’s Institutional Class I shares compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How the Institutional Class I shares of the Portfolio have performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future.
Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435-8105.
Frontier Emerging Markets Portfolio

The best calendar quarter return during the period shown above was 20.40% in the second quarter of 2020; the worst was -32.00% in the first quarter of 2020.

Average Annual Total Returns
(for the Periods Ended December 31, 2021)
	1-Year	5-Year	10-Year
Harding Loevner Frontier Emerging Markets Portfolio – Institutional Class I
Return Before Taxes	10.18%	5.28%	4.77%
Return After Taxes on Distributions[1]	10.17%	5.10%	4.66%
Return After Taxes on Distributions and Sale of Portfolio Shares[1]	6.39%	4.29%	3.99%
MSCI Frontier Emerging Markets (Net) Index (Reflects No Deduction for Fees, Expenses, or U.S. Taxes)	4.29%	4.63%	3.81%
1After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The return after taxes on distributions and sale of Portfolio shares may exceed the Portfolio’s other returns due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
Management
Investment Adviser
Harding Loevner serves as investment adviser to the Portfolio.
Portfolio Managers
Pradipta Chakrabortty, Sergey Dubin and Babatunde Ojo serve as the portfolio managers of the Frontier Emerging Markets Portfolio. Mr. Chakrabortty has held his position since December 2008, Mr.
Dubin has held his position since January 2022, and Mr. Ojo has held his position since June 2014. Messrs. Chakrabortty and Ojo are co-lead portfolio managers.
Purchase and Sale of Portfolio Shares
The minimum initial investment in the Institutional Class I of the Portfolio is $100,000. Additional purchases may be for any amount. You may purchase, redeem (sell) or exchange shares of the Portfolio on any business day through certain authorized brokers and other financial intermediaries or directly from the Portfolio by mail, telephone, or wire.
Tax Considerations
The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Upon withdrawal, your investment through a tax-deferred arrangement may become taxable.
Payments to Brokers-Dealers and Other Financial Intermediaries
If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Frontier Emerging Markets Portfolio
Portfolio Summary | February 28, 2022 | Institutional Class II HLFFX

Investment Objective
The Frontier Emerging Markets Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets.
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class II of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Management Fees	1.35%
Distribution (Rule 12b-1) Fees	None
Other Expenses[1]	0.18%
Total Annual Portfolio Operating Expenses	1.53%
Fee Waiver and/or Expense Reimbursement[2]	-0.18%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.35%
1Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
2Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class II of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.35% through February 28, 2023. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class II of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class II of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class II’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2023. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class II shares of the
Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$137	$466	$817	$1,808
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 30% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio invests primarily in companies that are based in frontier emerging markets, including the smaller traditionally-recognized emerging markets. Frontier emerging markets, with the exception of the oil-producing Gulf States and certain of the smaller traditionally-recognized emerging markets, tend to have relatively low gross national product per capita compared to the larger traditionally-recognized emerging markets and the world’s major developed economies. The frontier emerging markets include the least developed markets even by emerging markets standards. Frontier emerging markets offer investment opportunities that arise from long-term trends in demographics, deregulation, offshore outsourcing, and improving corporate governance in developing countries. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing, and strongly competitive, and whose shares are reasonably priced relative to estimates of their value. To reduce its volatility, the Portfolio is diversified across dimensions of geography, industry, and currency. The Portfolio normally holds investments across at least 15 countries.
As used herein, frontier emerging markets include countries that are represented in the MSCI Frontier Markets Index or the S&P Frontier Markets BMI, or similar market indices, and the smaller of the traditionally-recognized emerging markets, such as those individually constituting less than 5% of the MSCI Emerging Markets Index or the S&P Emerging Markets BMI. Factors bearing on whether a company is considered to be “based” in a frontier emerging market may include: (1) it is legally domiciled in a frontier emerging market; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, in frontier emerging markets; or (3) it has the principal exchange listing for its securities in a frontier emerging market. Frontier emerging markets generally include all countries except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States and the larger traditionally-recognized emerging markets of

Taiwan, South Korea, Mexico, South Africa, Brazil, India, China, and Russia. At least 65% of the Portfolio’s total assets will be denominated in at least three currencies other than the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts (collectively, “Depositary Receipts”) will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are principally traded.
The Portfolio invests at least 65% of its total assets in common stocks, preferred stocks, rights, and warrants issued by companies that are based in the frontier emerging markets, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest. The Portfolio also may invest in securities of U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances, not more than 15% of the Portfolio’s total assets will be invested in securities of U.S. companies.
The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in frontier emerging market securities, and investment companies that invest in the types of securities in which the Portfolio would normally invest.
The Portfolio may invest up to 35% of its total assets in securities of companies in any one industry if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index, currently the MSCI Frontier Emerging Markets Index.
Because some frontier emerging market countries may present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities to gain exposure to those countries.
Principal Risks
The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:
Market Risk. The value of investments in the Portfolio may fluctuate suddenly and unexpectedly as a result of various market and economic factors, including those affecting individual companies, issuers or particular industries.
Currency Risk. Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.
Foreign Investment Risk. Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.
Frontier Emerging Market Risk. Frontier emerging market securities involve certain risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. Economic or political instability may cause larger price changes in frontier emerging market securities than in securities of issuers based in more developed foreign countries, including securities of issuers based in larger emerging markets. Frontier emerging markets generally receive less investor attention than developed markets and larger emerging markets.
Concentration Risk. The Portfolio may invest up to 35% of its total assets in securities of companies in any one industry if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index, currently the MSCI Frontier Emerging Markets Index. Accordingly, at any time the Portfolio has such a concentration of investments in a single industry group, it will be particularly vulnerable to factors that adversely affect that industry group.
NAV Risk. The net asset value of the Portfolio and the value of your investment will fluctuate.
Financials Sector Risk. To the extent the Portfolio invests in securities and other obligations of issuers in the financials sector, the Portfolio will be vulnerable to events affecting companies in the financials industry. Examples of risks affecting the financials sector include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy, and price competition. In addition, financials companies are often more highly leveraged than other companies, making them inherently riskier. As of October 31, 2021, the Portfolio had 35.2% of net assets invested in the financials sector.
Portfolio Performance
The following bar chart shows how the investment results of the Portfolio’s Institutional Class II shares have varied from year to year. The table that follows shows how the average annual total returns of the Portfolio’s Institutional Class II shares compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How the Institutional Class II shares of the Portfolio have performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future.
Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435-8105.
Frontier Emerging Markets Portfolio

The best calendar quarter return during the period shown above was 20.73% in the second quarter of 2020; the worst was -32.05% in the first quarter of 2020.

Average Annual Total Returns
(for the Periods Ended December 31, 2021)
	1-Year	Since Inception 03/01/2017
Frontier Emerging Markets Portfolio – Institutional Class II
Return Before Taxes	10.62%	5.03%
Return After Taxes on Distributions[1]	10.61%	4.83%
Return After Taxes on Distributions and Sale of Portfolio Shares[1]	6.68%	4.11%
MSCI Frontier Emerging Markets (Net) Index (Reflects No Deduction for Fees, Expenses, or U.S. Taxes)	4.29%	3.65%
1After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The return after taxes on distributions and sale of Portfolio shares may exceed the Portfolio’s other returns due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
Management
Investment Adviser
Harding Loevner serves as investment adviser to the Portfolio.
Portfolio Managers
Pradipta Chakrabortty, Sergey Dubin and Babatunde Ojo serve as the portfolio managers of the Frontier Emerging Markets Portfolio. Mr. Chakrabortty has held his position since December 2008, Mr.
Dubin has held his position since January 2022, and Mr. Ojo has held his position since June 2014. Messrs. Chakrabortty and Ojo are co-lead portfolio managers.
Purchase and Sale of Portfolio Shares
The minimum initial investment in the Institutional Class II of the Portfolio is $10,000,000. Additional purchases may be for any amount. You may purchase, redeem (sell) or exchange shares of the Portfolio on any business day through certain authorized brokers and other financial intermediaries or directly from the Portfolio by mail, telephone, or wire.
Tax Considerations
The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Upon withdrawal, your investment through a tax-deferred arrangement may become taxable.
Payments to Brokers-Dealers and Other Financial Intermediaries
If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Global Equity Research Portfolio
Portfolio Summary | February 28, 2022 | Institutional Class HLRGX

Investment Objective
The Global Equity Research Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States.
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Management Fees	0.70%
Distribution (Rule 12b-1) Fees	None
Other Expenses[1]	1.03%
Total Annual Portfolio Operating Expenses	1.73%
Fee Waiver and/or Expense Reimbursement[2]	-0.93%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	0.80%
1Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
2Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 0.80% through February 28, 2023. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2023. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the
Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$82	$454	$851	$1,964
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 39% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio invests in companies based in the United States and other developed markets, as well as in companies in emerging and frontier markets. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing, and strongly competitive, and whose shares are reasonably priced relative to estimates of their value. The investment adviser’s analysts, after completing this research, assign a rating to each stock based upon its potential return relative to an appropriate benchmark. The universe of stocks eligible for investment in the Portfolio are those rated for purchase by the analysts and that otherwise meet the investment characteristics and guidelines established for the Portfolio. These guidelines include limits on exposure by geography, industry and currency, and may include other limits, such as market capitalization. To reduce its volatility, the Portfolio is diversified across these elements. The Portfolio may invest in companies in all capitalization ranges, including smaller and medium-sized companies.
The investment adviser expects that a majority of the stocks that its analysts have rated for purchase that meet the Portfolio’s investment characteristics and guidelines will be held in the Portfolio. The portfolio managers may exclude any stock at their discretion based on factors such as trading volumes, market capitalization, or geography. In determining the weight of each security in the Portfolio, the portfolio managers will seek to maintain a portfolio that, over time, is generally less volatile than the Portfolio’s benchmark, taking into consideration factors including the relevant security’s predicted relative price performance, the timeliness of investment potential, the implications for portfolio risk and the requirement to observe the investment characteristics and guidelines established for the Portfolio. The portfolio managers will periodically re-balance the portfolio when and as they deem appropriate, to reflect, among other things, changes to securities prices, analysts’ ratings, desired investment characteristics, investment guidelines, or assumptions about prospective volatility or tracking error. The portfolio managers will use risk models and other quantitative tools to assist them in determining portfolio weightings.

The Portfolio will normally invest broadly in equity securities of companies domiciled in the following countries and regions: (1) Europe; (2) the Pacific Rim; (3) the United States, Canada, and Mexico; and (4) countries with emerging or frontier markets. At least 65% of the Portfolio’s total assets will be denominated in at least three currencies, which may include the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts (collectively, “Depositary Receipts”), will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are principally traded.
The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, preferred stocks, rights, and warrants issued by companies that are based both inside and outside the United States, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest.
Because some emerging market countries may present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities to gain exposure to those countries.
Principal Risks
The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:
Market Risk. The value of investments in the Portfolio may fluctuate suddenly and unexpectedly as a result of various market and economic factors, including those affecting individual companies, issuers or particular industries.
Currency Risk. Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.
Foreign Investment Risk. Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.
Emerging and Frontier Market Risk. Emerging and frontier market securities involve certain risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries. The smaller size and lower levels of liquidity in emerging markets, as well as other factors, contribute to greater volatility. Because of this volatility, this Portfolio is better suited for long-term investors.
Small- and Mid-Capitalization Risk. The securities of small and medium-sized companies have historically exhibited more volatility with a lower degree of liquidity than larger companies.
NAV Risk. The net asset value of the Portfolio and the value of your investment will fluctuate.
Portfolio Performance
The following bar chart shows how the investment results of the Portfolio’s Institutional Class shares have varied from year to year. The table that follows shows how the average total returns of the Portfolio’s Institutional Class shares compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How the Institutional Class shares of the Portfolio have performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future.
Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435-8105.
Global Equity Research Portfolio

The best calendar quarter return during the period shown above was 20.77% in the second quarter of 2020; the worst was -21.02% in the first quarter of 2020.
Average Annual Total Returns
(for the Periods Ended December 31, 2021)
	1-Year	5-Year	Since Inception 12/19/2016
Global Equity Research Portfolio – Institutional Class
Return Before Taxes	13.69%	15.60%	15.39%
Return After Taxes on Distributions[1]	10.53%	13.53%	13.35%
Return After Taxes on Distributions and Sale of Portfolio Shares[1]	9.94%	11.94%	11.78%
MSCI All Country World (Net) Index (Reflects No Deduction for Fees, Expenses, or U.S. Taxes)	18.54%	14.40%	14.26%
1After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
Management
Investment Adviser
Harding Loevner serves as investment adviser to the Portfolio.

Portfolio Managers
Edmund Bellord and Moon Surana serve as the portfolio managers of the Global Equity Research Portfolio. Mr. Bellord has held his position since January 2022 and Ms. Surana has held her position since the Portfolio’s inception in December 2016.
Purchase and Sale of Portfolio Shares
The minimum initial investment in the Institutional Class of the Portfolio is $100,000. Additional purchases may be for any amount. You may purchase, redeem (sell) or exchange shares of the Portfolio on any business day through certain authorized brokers and other financial intermediaries or directly from the Portfolio by mail, telephone, or wire.
Tax Considerations
The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Upon withdrawal, your investment through a tax-deferred arrangement may become taxable.
Payments to Brokers-Dealers and Other Financial Intermediaries
If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

International Equity Research Portfolio
Portfolio Summary | February 28, 2022 | Institutional Class HLIRX

Investment Objective
The International Equity Research Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of companies based outside the United States.
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Management Fees	0.70%
Distribution (Rule 12b-1) Fees	None
Other Expenses[1]	0.73%
Total Annual Portfolio Operating Expenses	1.43%
Fee Waiver and/or Expense Reimbursement[2]	-0.68%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	0.75%
1Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
2Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expense, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 0.75% through February 28, 2023. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2023. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the
Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$77	$385	$717	$1,654
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 38% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio invests primarily in companies based in developed markets outside the United States as well as in companies in emerging and frontier markets. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing, and strongly competitive, and whose shares are reasonably priced relative to estimates of their value. The investment adviser’s analysts, after completing this research, assign a rating to each stock based upon its potential return relative to an appropriate benchmark. The universe of stocks eligible for investment in the Portfolio are those rated for purchase by the analysts and that otherwise meet the investment characteristics and guidelines established for the Portfolio. These guidelines include limits on exposure by geography, industry, and currency, and may include other limits, such as market capitalization. To reduce its volatility, the Portfolio is diversified across these elements. The Portfolio may invest in companies in all capitalization ranges, including smaller and medium-sized companies.
The investment adviser expects that a majority of the stocks that its analysts have rated for purchase that meet the Portfolio’s investment characteristics and guidelines will be held in the Portfolio. The portfolio managers may exclude any stock at their discretion based on factors such as trading volumes, market capitalization, or geography. In determining the weight of each security in the Portfolio, the portfolio managers will seek to maintain a portfolio that, over time, is generally less volatile than the Portfolio’s benchmark, taking into consideration factors including the relevant security’s predicted relative price performance, the timeliness of investment potential, the implications for portfolio risk and the requirement to observe the investment characteristics and guidelines established for the Portfolio. The portfolio managers will periodically re-balance the portfolio when and as they deem appropriate, to reflect, among other things, changes to securities prices, analysts’ ratings, desired investment characteristics, investment guidelines or assumptions about prospective volatility or tracking error. The portfolio managers will use risk models and other quantitative tools to assist them in determining portfolio weightings.

The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, preferred stocks, rights, and warrants issued by companies that are based outside the United States, securities convertible into such securities (including Depositary Receipts, as defined below), and investment companies that invest in the types of securities in which the Portfolio would normally invest. Factors bearing on whether a company is considered to be “based” outside the United States may include: (1) it is legally domiciled outside the United States; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, outside the United States; or (3) it has the principal exchange listing for its securities outside the United States. The Portfolio also may invest in securities of U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances not more than 15% of the Portfolio’s total assets will be invested in securities of U.S. companies. The Portfolio will normally invest broadly in equity securities of companies domiciled in the following countries and regions: (1) Europe; (2) the Pacific Rim; (3) Canada and Mexico; and (4) countries with emerging or frontier markets. At least 65% of the Portfolio’s total assets will be denominated in at least three currencies other than the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts (collectively, “Depositary Receipts”), will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are principally traded.
Because some emerging market countries may present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities to gain exposure to those countries.
Principal Risks
The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:
Market Risk. The value of investments in the Portfolio may fluctuate suddenly and unexpectedly as a result of various market and economic factors, including those affecting individual companies, issuers or particular industries.
Currency Risk. Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.
Foreign Investment Risk. Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.
Emerging and Frontier Market Risk. Emerging and frontier market securities involve certain risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries. The smaller size and lower levels of liquidity in emerging markets, as well as other factors, contribute to greater volatility. Because of this volatility, this Portfolio is better suited for long-term investors.
Small- and Mid-Capitalization Risk. The securities of small and medium-sized companies have historically exhibited more volatility with a lower degree of liquidity than larger companies.
NAV Risk. The net asset value of the Portfolio and the value of your investment will fluctuate.
Portfolio Performance
The following bar chart shows how the investment results of the Portfolio’s Institutional Class shares have varied from year to year. The table that follows shows how the average annual total returns of the Portfolio’s Institutional Class shares compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How the Institutional Class shares of the Portfolio have performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future.
Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435-8105.
International Equity Research Portfolio

The best calendar quarter return during the period shown above was 19.16% in the second quarter of 2020; the worst was -23.51% in the first quarter of 2020.
Average Annual Total Returns
(for the Periods Ended December 31, 2021)
	1-Year	5-Year	Since Inception 12/17/2015
International Equity Research Portfolio – Institutional Class
Return Before Taxes	5.17%	10.94%	10.46%
Return After Taxes on Distributions[1]	1.97%	9.14%	8.87%
Return After Taxes on Distributions and Sale of Portfolio Shares[1]	4.80%	8.31%	8.06%
MSCI All Country World ex-U.S. (Net) Index (Reflects No Deduction for Fees, Expenses, or U.S. Taxes)	7.82%	9.61%	8.81%
1After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.

Management
Investment Adviser
Harding Loevner serves as investment adviser to the Portfolio.
Portfolio Managers
Edmund Bellord and Moon Surana serve as the portfolio managers of the International Equity Research Portfolio. Mr. Bellord has held his position since January 2022 and Ms. Surana has held her position since the Portfolio’s inception in December 2015.
Purchase and Sale of Portfolio Shares
The minimum initial investment in the Institutional Class of the Portfolio is $100,000. Additional purchases may be for any amount. You may purchase, redeem (sell) or exchange shares of the Portfolio on any business day through certain authorized brokers and other financial intermediaries or directly from the Portfolio by mail, telephone, or wire.
Tax Considerations
The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Upon withdrawal, your investment through a tax-deferred arrangement may become taxable.
Payments to Brokers-Dealers and Other Financial Intermediaries
If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Emerging Markets Research Portfolio
Portfolio Summary | February 28, 2022 | Institutional Class HLREX

Investment Objective
The Emerging Markets Research Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of companies based in emerging markets.
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Management Fees	1.00%
Distribution (Rule 12b-1) Fees	None
Other Expenses[1]	1.28%
Total Annual Portfolio Operating Expenses	2.28%
Fee Waiver and/or Expense Reimbursement[2]	-1.13%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.15%
1Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
2Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.15% through February 28, 2023. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2023. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the
Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$117	$604	$1,117	$2,528
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio invests primarily in companies that are based in emerging and frontier markets. Emerging and frontier markets offer investment opportunities that arise from long-term trends in demographics, deregulation, offshore outsourcing, and improving corporate governance in developing countries. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing, and strongly competitive, and whose shares are reasonably priced relative to estimates of their value. The investment adviser’s analysts, after completing this research, assign a rating to each stock based upon its potential return relative to an appropriate benchmark. The universe of stocks eligible for investment in the Portfolio are those rated for purchase by the analysts and that otherwise meet the investment characteristics and guidelines established for the Portfolio. These guidelines include limits on exposure by geography, industry and currency, and may include other limits, such as market capitalization. To reduce its volatility, the Portfolio is diversified across these elements. The Portfolio may invest in companies in all capitalization ranges, including smaller and medium-sized companies.
The investment adviser expects that a majority of the stocks that its analysts have rated for purchase that meet the Portfolio’s investment characteristics and guidelines will be held in the Portfolio. The portfolio managers may exclude any stock at their discretion based on factors such as trading volumes, market capitalization, or geography. In determining the weight of each security in the Portfolio, the portfolio managers will seek to maintain a portfolio that, over time, is generally less volatile than the Portfolio’s benchmark, taking into consideration factors including the relevant security’s predicted relative price performance, the timeliness of investment potential, the implications for portfolio risk and the requirement to observe the investment characteristics and guidelines established for the Portfolio. The portfolio managers will periodically re-balance the portfolio when and as they deem appropriate, to reflect, among other things, changes to securities prices, analysts’ ratings, desired investment characteristics, investment guidelines or assumptions about prospective volatility or tracking error. The portfolio managers will use risk models and other quantitative tools to assist them in determining portfolio weightings.
The Portfolio normally holds investments across at least 15 countries. Emerging and frontier markets include countries that have an emerging stock market as defined by Morgan Stanley Capital International, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics. Emerging and frontier markets tend to have relatively low gross national product per capita compared to the world’s major economies and may have the potential for rapid economic growth.
Factors bearing on whether a company is considered to be “based” in an emerging or frontier market may include: (1) it is legally domiciled in an emerging or frontier market; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, in an emerging or frontier market; or (3) it has the principal exchange listing for its securities in an emerging or frontier market.
The Portfolio will invest broadly in equity securities of companies domiciled in one of at least 15 countries with emerging or frontier markets, generally considered to include all countries except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. At least 65% of the Portfolio’s total assets will be denominated in at least three currencies other than the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts (collectively, “Depositary Receipts”) will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are principally traded.
The Portfolio invests at least 65% of its total assets in common stocks, preferred stocks, rights, and warrants issued by companies that are based in emerging or frontier markets, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest. The Portfolio also may invest in securities of U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances, not more than 15% of the Portfolio’s total assets will be invested in securities of U.S. companies.
The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in emerging markets securities, which includes frontier markets, and investment companies that invest in the types of securities in which the Portfolio would normally invest.
Because some emerging market countries may present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities to gain exposure to those countries.
Principal Risks
The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:
Market Risk. The value of investments in the Portfolio may fluctuate suddenly and unexpectedly as a result of various market and economic factors, including those affecting individual companies, issuers or particular industries.
Currency Risk. Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.
Foreign Investment Risk. Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.
Emerging and Frontier Market Risk. The Portfolio may invest in the securities of companies in emerging and frontier markets (including China, which generally comprises a significant percentage of emerging markets benchmarks). Emerging and frontier market securities involve certain risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. In addition, companies in emerging and frontier markets may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. or developed market countries. Such companies may also be located in countries where the universe of eligible investments is impacted by U.S. sanctions laws. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries. The smaller size and lower levels of liquidity in emerging markets, as well as other social, economic, regulatory and political factors, contribute to greater volatility. Because of this volatility, this Portfolio is better suited for long-term investors.
Small- and Mid-Capitalization Risk. The securities of small and medium-sized companies have historically exhibited more volatility with a lower degree of liquidity than larger companies.
NAV Risk. The net asset value of the Portfolio and the value of your investment will fluctuate.
Risks Associated with China and Hong Kong. Investing in Chinese companies will subject the Portfolio more generally to the risks of associating with investing in China and Hong Kong.
The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency- denominated obligations. Changes in these policies could adversely impact affected industries or Chinese companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the United States. Accounting, auditing, financial, and other reporting standards, practices and disclosure requirements in China are different, sometimes in fundamental ways, from those in the United States and certain Western European countries. Although the Chinese government adopted a new set of Accounting Standards for Business Enterprises effective January 1, 2007, which are similar to the International Financial Reporting Standards, the accounting practices in China continue to be frequently criticized and challenged. In addition, China does not allow the Public Company Accounting Oversight Board to inspect the work that auditors perform in China for Chinese companies in which the Portfolio may invest. That inspection organization conducts on-going reviews of audits by U.S. accounting firms. As a result, financial reporting by companies domiciled in China does not have as much regulatory oversight as reporting by companies in the United States. The Portfolio may also be limited in its ability to invest in certain securities by executive orders and other regulatory actions that target publicly-traded securities of Chinese companies.
As part of Hong Kong’s transition from British to Chinese sovereignty in 1997, China agreed to allow Hong Kong to maintain a high degree of autonomy with regard to its political, legal and economic systems for a period of at least 50 years. If China were to further exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Portfolio’s investments. The Shanghai and Shenzhen stock exchanges may close for extended periods for holidays or otherwise, which impacts the Portfolio’s ability to trade in A-Shares during those periods. In addition, the Shanghai-Hong Kong Stock Connect and the Shenzhen-Hong Kong Stock Connect programs, which are used by foreign investors to access China A-Shares, are relatively new structures that are subject to certain legal and structural risks.
Financials Sector Risk. To the extent the Portfolio invests in securities and other obligations of issuers in the financials sector, the Portfolio will be vulnerable to events affecting companies in the financials industry. Examples of risks affecting the financials sector include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy, and price competition. In addition, financials companies are often more highly leveraged than other companies, making them inherently riskier. As of October 31, 2021, the Portfolio had 22.3% of net assets invested in the financials sector.
Portfolio Performance
The following bar chart shows how the investment results of the Portfolio’s Institutional Class shares have varied from year to year. The table that follows shows how the average total returns of the Portfolio’s Institutional Class shares compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How the Institutional Class shares of the Portfolio have performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future.
Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435-8105.
Emerging Markets Research Portfolio

The best calendar quarter return during the period shown above was 21.06% in the fourth quarter of 2020; the worst was -26.43% in the first quarter of 2020.
Average Annual Total Returns
(for the Periods Ended December 31, 2021)
	1-Year	5-Year	Since Inception 12/19/2016
Emerging Markets Research Portfolio – Institutional Class
Return Before Taxes	-3.20%	9.48%	9.64%
Return After Taxes on Distributions[1]	-5.40%	7.61%	7.78%
Return After Taxes on Distributions and Sale of Portfolio Shares[1]	-0.41%	7.06%	7.19%
MSCI Emerging+Frontier Markets (Net) Index (Reflects No Deduction for Fees, Expenses, or U.S. Taxes)	-2.32%	9.84%	10.11%
1After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
Management
Investment Adviser
Harding Loevner serves as investment adviser to the Portfolio.
Portfolio Managers
Edmund Bellord and Moon Surana serve as the portfolio managers of the Emerging Markets Research Portfolio. Mr. Bellord has held his position since January 2022 and Ms. Surana has held her position since the Portfolio’s inception in December 2016.
Purchase and Sale of Portfolio Shares
The minimum initial investment in the Institutional Class of the Portfolio is $100,000. Additional purchases may be for any amount. You may purchase, redeem (sell) or exchange shares of the Portfolio on any business day through certain authorized brokers and other financial intermediaries or directly from the Portfolio by mail, telephone, or wire.

Tax Considerations
The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Upon withdrawal, your investment through a tax-deferred arrangement may become taxable.
Payments to Brokers-Dealers and Other Financial Intermediaries
If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Objectives and Investment Process
Harding, Loevner Funds, Inc. (the “Fund”) is a no-load, open-end management investment company that currently has ten separate portfolios, including nine diversified portfolios and one non-diversified portfolio,  including the Global Equity Portfolio, International Equity Portfolio, International Small Companies Portfolio, Institutional Emerging Markets Portfolio, Chinese Equity Portfolio, Frontier Emerging Markets Portfolio, Global Equity Research Portfolio, International Equity Research Portfolio, and Emerging Markets Research Portfolio, whose Institutional, or Institutional Class I, and Institutional Class II shares are offered in this Prospectus (each, a “Portfolio,” and collectively, the “Portfolios”). Each Portfolio has its own investment objective, strategy, and policies. The Fund is advised by Harding Loevner. There is no assurance that a Portfolio will achieve its investment objective.
The investment objectives, policies, and risks of the Portfolios are detailed below. Except as otherwise indicated, the Fund’s board of directors (the “Board of Directors”) may change the investment policies at any time to the extent that such changes are consistent with the investment objective of the applicable Portfolio. However, each Portfolio’s investment objective is fundamental and may not be changed without a majority vote of the Portfolio’s outstanding shares, which is defined under the Investment Company Act of 1940, as amended, as the lesser of (a) 67% of the shares of the applicable Portfolio present or represented if the holders of more than 50% of the shares are present or represented at the shareholders’ meeting, or (b) more than 50% of the shares of the applicable Portfolio (a “majority vote”).
The Portfolios may, from time to time, take temporary defensive positions that are inconsistent with the Portfolios’ principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For temporary defensive purposes, the Portfolios may temporarily hold cash (foreign currencies or multinational currency) and/or invest up to 100% of their assets in high quality debt securities or money market instruments of U.S. or foreign issuers. The Portfolios may miss certain investment opportunities if they use such temporary defensive strategies and thus may not achieve their investment objectives.
Investment Objectives
The investment objective of each Portfolio is:
Portfolio	Objective
Global Equity Global Equity Research	Seeks long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States
International Equity International Equity Research	Seeks long-term capital appreciation through investments in equity securities of companies based outside the United States
International Small Companies	Seeks long-term capital appreciation through investments in equity securities of small companies based outside the United States
Chinese Equity	Seeks long-term capital appreciation through investments in equity securities of Chinese companies
Institutional Emerging Markets Emerging Markets Research	Seeks long-term capital appreciation through investments in equity securities of companies based in emerging markets
Frontier Emerging Markets	Seeks long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets
Investment Process
Harding Loevner believes investing in the shares of high-quality growing businesses at reasonable prices leads to superior risk-adjusted returns over the long-term. The firm manages the Portfolios utilizing a bottom-up, business-focused approach based on careful study of individual companies and the competitive dynamics of the global industries in which they participate. The process Harding Loevner uses to identify and value companies consists of four parts: (1) Initial Qualification of companies for further research; (2) In-Depth Research into the businesses of qualified candidates; (3) Valuation and Rating of securities of potential investments; and (4) Portfolio Construction by selecting from analyst-rated securities to create diversified and non-diversified portfolios from the most-promising opportunities.
To qualify companies for intensive research, Harding Loevner’s investment analysts survey companies in their assigned portions of the investment universe to identify potential candidates that meet four key criteria. They must exhibit: (i) Competitive Advantages that enable them to earn high margins that can be sustained over time; (ii) Sustainable Growth in sales, earnings, and cash flows; (iii) Financial Strength, in terms of free cash flow and available borrowing capacity; and (iv) Quality Management including a proven record of success and respect for interests of minority shareholders. Sources for investment ideas include, but are not limited to, analysts’ investigations into the competitors, suppliers, and customers of existing companies under research; their encounters with companies during onsite company visits, investor conferences, trade shows, and other research travel; and objective screens on company fundamentals using Harding Loevner’s quality and growth metrics.
Companies that appear qualified on these key criteria are then examined more intensively using primary and secondary sources, including company reports, management interviews, contact with trade associations, and visits to company facilities. Using a proprietary scoring system known as the Quality Assessment (“QA”) framework, investment analysts assess qualified companies on ten quality and growth characteristics, including environmental, social and governance (“ESG”) risks and opportunities. This framework aids analysts in gaining insight into companies’ competitive positions and the extent and durability of their growth prospects, and facilitates comparing businesses across different countries and industries.
To evaluate the investment potential of the strongest candidates, analysts use a multi-stage cash-flow return on investment approach to construct financial models incorporating their forecasts for long-term growth in earnings and cash flows. The financial models include adjustments based upon the QA score. Analysts primarily use a discounted cash flow analysis to estimate the value of companies’ securities. Based upon their business forecasts and evaluation of investment potential, analysts predict the relative price performance of stocks under their coverage, and issue purchase and sale recommendations accordingly. When issuing a recommendation on the stock of a company, analysts also set out expectations for the future business performance of the company (“mileposts”). These mileposts provide analysts with an indelible record of their expectations for the business and form the basis of ongoing review of the company’s progress.
In constructing portfolios for the Global Equity, International Equity, International Small Companies, Institutional Emerging Markets, Chinese Equity and Frontier Emerging Markets Portfolios, Harding Loevner’s portfolio managers select among the analyzed securities. In constructing portfolios for the Global Equity Research Portfolio, International Equity Research Portfolio, and Emerging Markets Research Portfolio, portfolio managers invest in companies recommended for purchase by Harding Loevner’s analyst team. The portfolio managers take into consideration the securities’ predicted relative price performance, the timeliness and investment potential, the implications for portfolio risk of their selections, and the requirement to observe portfolio diversification guidelines, as applicable.
A holding is reduced or removed from a Portfolio if and when it: (i) grows to too large a proportion of the portfolio, in terms of its impact on portfolio risk; (ii) becomes substantially overpriced in relation to its estimated value; (iii) fails to achieve the pre-established milestones for business (as opposed to share price) performance, including breach of trust by management; or (iv) is displaced by more compelling investment opportunities; and (v) with respect to the Global Equity Research Portfolio, International Equity Research Portfolio, and Emerging Markets Research Portfolio, is no longer recommended for purchase by the analyst team, or, in the judgment of the portfolio managers, necessary or appropriate to meet risk diversification and other guidelines established for the Portfolio.
ESG Integration. Harding Loevner seeks to achieve the best possible risk-adjusted investment returns in managing the Fund. Companies that operate with disregard for the environment, for the welfare of societies in which they conduct their business, or for sound principles of governance by which the interests of their shareholders are protected put their financial results at long-term risk. Alternatively, companies may strengthen their long-term prospects by identifying and mitigating material ESG-related risks or by taking advantage of new opportunities that may arise from material ESG-related trends. In evaluating equity securities, Harding Loevner considers ESG-related risks and opportunities explicitly. For each company under research coverage, the responsible analyst estimates the extent to which each of numerous ESG factors represents a risk that could threaten, or an opportunity that could support, the company’s long-term growth and profitability. The estimates are aggregated across ESG factors to determine an overall ESG score for the company. The ESG scorecard is a consistent framework for assessing and comparing companies’ potential ESG risks and opportunities across all industries and geographies. A company’s ESG score may affect the analyst’s long-term forecasts of its growth, profit margins, capital intensity, or competitive position. A company’s overall ESG score is also a parameter of Harding Loevner’s equity valuation model, wherein it influences the estimated duration of future cash flow growth. Portfolio managers consider ESG factors among other factors affecting risk and expected returns in choosing among companies approved by analysts.

Additional Information on Portfolio Investment Strategies
and Risks
Other Investment Strategies
The Global Equity, International Equity, International Small Companies, Global Equity Research, International Equity Research and Chinese Equity Portfolios may each invest up to 20%, and the Institutional Emerging Markets, Frontier Emerging Markets, and Emerging Markets Research Portfolios may each invest up to 35%, of their respective total assets in debt securities of domestic and foreign issuers, including emerging market and frontier emerging market issuers. The types of debt securities the Portfolios may invest in include instruments such as corporate bonds, debentures, notes, commercial paper, short-term notes, medium-term notes, and variable rate notes. Up to 20% of such securities may be rated below investment grade, that is, rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB by S&P Global Ratings Group, a division of S&P Global Inc. (“S&P”) and in unrated securities judged to be of equivalent quality as determined by Harding Loevner (commonly referred to as “junk bonds”). However, a Portfolio may not invest in securities rated, at the time of investment, C or below by Moody’s, or D or below by S&P, or in securities of comparable quality as determined by Harding Loevner.
Risks Associated with the Portfolios’ Investment Policies
and Techniques
The share price of a Portfolio will change daily based on changes in the value of the securities that a Portfolio holds. The principal risks of investing in each of the Portfolios and the circumstances reasonably likely to cause the value of your investment to decline are described in the “Portfolio Summary” section of each Portfolio in this Prospectus. Additional information concerning those principal risks and the additional risks that apply to each Portfolio are set forth below. Please note that there are other circumstances that are not described here that could cause the value of your investment to decline and prevent a Portfolio from achieving its investment objective.
Market Risk. The value of the securities in which a Portfolio invests may fluctuate in response to the prospects of individual companies, particular industry sectors or governments and/or such factors as general economic conditions, political or regulatory developments, changes in interest rates, perceived desirability of equity securities relative to other investments, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as wars, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely impact the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Price changes may be temporary or last for extended periods. A Portfolio's investments may be over-weighted from time to time in one or more industry sectors, which will increase the Portfolio's exposure to risk of loss from adverse developments affecting those sectors.
Currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may experience steady or sudden fluctuation over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a Portfolio and denominated in those currencies.
Chinese Currency Risk. Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise. The value of China’s currency, the RMB may be subject to a high degree of fluctuation due to, among other things, changes in interest rates, the effects of monetary policies issued by the People’s Republic of China, the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The RMB is currently not a freely convertible currency. The Chinese government places strict regulations on the RMB and sets the value of the RMB to levels dependent on the value of the U.S. dollar. The Chinese government’s imposition of restrictions on the repatriation of RMB out of the PRC may limit the depth of the offshore RMB market and reduce the liquidity of the Fund’s investments. The international community has requested that China ease its restrictions on currency exchange, but it is unclear whether the Chinese government will change its policy. These restrictions may adversely affect the Portfolio and its investments.
Risks Associated with Investing in Chinese Companies. Investing in Chinese companies involves a higher degree of risk than investing in companies located in, or otherwise principally exposed to, other regions and economies, including one or more of the following risks:
China. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. The economy, industries, and securities and currency markets of China are particularly vulnerable to the region’s dependence on exports and international trade and increasing competition from Asia’s other low-cost emerging economies. The imposition of tariffs or other trade barriers by the U.S. or foreign governments on Chinese exports and other restrictions on or barriers to investment in China may adversely impact Chinese companies. Currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation as a result of internal social unrest or conflicts with other countries may have negative effects on the economies and securities markets in which Chinese companies operate.
The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. For over three decades, the Chinese government has been reforming economic and market practices, providing a larger sphere for private ownership of property, and interfering less with market forces. While currently contributing to growth and prosperity, these reforms could be altered or discontinued at any time. Changes in these policies could adversely impact affected industries or companies in China. In addition, the Chinese government may actively attempt to influence the operation of Chinese markets through currency controls, direct investments, limitations on specific types of transactions (such as short selling), limiting or prohibiting investors (including foreign institutional investors) from selling holdings in Chinese companies, or other similar actions. Furthermore, U.S. regulatory authorities often have substantial difficulties in bringing and enforcing actions against non-U.S. companies and non-U.S. persons, including company directors and officers, in certain emerging markets, including China. Investments in Chinese companies are subject to the risk of confiscatory taxation, nationalization or expropriation of assets, potentially frequent changes in the law, and imperfect information because companies in the China region may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. The occurrence of catastrophic events (such as hurricanes, earthquakes, pandemic disease, acts of terrorism and other catastrophes) in China could also have a negative impact on a Portfolio.
Military conflicts, either in response to internal social unrest or conflicts with other countries, could disrupt the economic development in China. China’s long-running conflict over Taiwan remains unresolved, while territorial border disputes persist with several neighboring countries. While economic relations with Japan have deepened, the political relationship between the two countries has become more strained in recent years, which could weaken economic ties. There is also a greater risk involved in currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. The Chinese government also sometimes takes actions intended to increase or decrease the values of Chinese stocks. China’s economy, particularly its export-oriented sectors, may be adversely impacted by trade or political disputes with China’s major trading partners, including the United States.
In addition, as its consumer class continues to grow, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. Social cohesion in China is being tested by growing income inequality and larger scale environmental degradation. Social instability could threaten China’s political system and economic growth, which could decrease the value of a Portfolio’s investments.
Accounting, auditing, financial, and other reporting standards, practices and disclosure requirements in China are different, sometimes in fundamental ways, from those in the United States and certain Western European countries. Although the Chinese government adopted a new set of Accounting Standards for Business Enterprises effective January 1, 2007, which are similar to the International Financial Reporting Standards, the accounting practices in China continue to be frequently criticized and challenged. In addition, China does not allow the Public Company Accounting Oversight Board to inspect the work that auditors perform in China for Chinese companies in which the Portfolio may invest. That inspection organization conducts on-going reviews of audits by U.S. accounting firms. As a result, financial reporting by companies domiciled in China does not have as much regulatory oversight as reporting by companies in the United States.
In November 2020, the President of the United States issued an Executive Order (the “Order”), which went into effect on January 11, 2021, to prohibit, among other things, any transaction by any U.S. person in publicly traded securities of certain companies determined to be affiliated with China’s military. In June 2021, the Order was amended to also prohibit any transaction by any U.S. person in publicly traded securities of certain companies determined to be affiliated with China's surveillance technology sector. In December 2020, the President of the United States signed into law the Holding Foreign Companies Accountable Act (“HFCAA”), which requires companies publicly listed on stock exchanges in the United States to declare they are not owned or controlled by any foreign government. The Order, HFCAA or similar future actions by the United States government, may limit the securities in which a Portfolio may invest.
Investing in certain China-related securities, such as Chinese A-shares listed and traded on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai-Hong Kong Stock Connect and Shenzhen-Hong Kong Stock Connect programs, has certain associated risks including a lack of certainty regarding how PRC securities regulations and listing rules of the Shanghai and Shenzhen Stock Exchanges will be applied; underdeveloped concepts of beneficial ownership and associated rights (i.e., participation in corporate actions and shareholder meetings); limitations on the ability to pursue claims against the issuer; and untested PRC trading, clearance and settlement procedures. A Portfolio may gain economic exposure to certain operating companies in China through legal structures known as variable interest entities ("VIEs"). In a VIE structure, a China-based operating company ("Operating Company") typically establishes an offshore shell company ("Shell Company") in another jurisdiction, such as the Cayman Islands, which then enters into service and other contracts with the Operating Company and issues shares on a foreign exchange, like the New York Stock Exchange. Investors in VIEs hold stock in the Shell Company rather than directly in the Operating Company and the Shell Company may not own stock or other equity in the Operating Company. Certain Chinese companies have used VIEs to facilitate foreign investment because of Chinese governmental prohibitions or restrictions on non-Chinese ownership of companies in certain industries in China. Through a VIE arrangement, the Operating Companies indirectly raise capital from U.S. investors without distributing ownership of the Operating Companies to U.S. investors.
Investments in VIEs are subject to risks in addition to those generally associated with investments in China. For example, breaches of the contractual arrangements, changes in Chinese law with respect to enforceability or permissibility of these arrangements or failure of these contracts to function as intended would likely adversely affect an investment in a VIE. In addition, VIEs are also subject to the risk of inconsistent and unpredictable application of Chinese law, that the Shell Company may lose control over the Operating Company and that the equity owners of the Operating Company may have interests conflicting with those of the Shell Company's investors. There is also uncertainty related to the Chinese taxation of VIEs and the Chinese tax authorities may take positions which result in increased tax liabilities. Thus, investors, such as the Portfolios, face risks and uncertainty about future actions or intervention by the government of China at any time and without notice that could suddenly and significantly affect VIEs and the enforceability of the Shell Company's contractual arrangements with the Operating Company. If these risks materialize, the value of investments in VIEs could be significantly adversely affected and a Portfolio could incur significant losses with no recourse available.

Hong Kong. As part of Hong Kong’s transition from British to Chinese sovereignty in 1997, China agreed to allow Hong Kong to maintain a high degree of autonomy with regard to its political, legal and economic systems for a period of at least 50 years. Under the agreement, China does not tax Hong Kong, does not limit the exchange of the Hong Kong dollar for foreign currencies and does not place restrictions on free trade in Hong Kong. However, there is no guarantee that China will continue to honor the agreement, and China may change its policies regarding Hong Kong at any time. If China were to further exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on a Portfolio’s investments. There is uncertainty as to whether China will continue to respect the relative independence of Hong Kong and refrain from exerting a tighter grip on Hong Kong’s political, economic and social concerns. In addition, the Hong Kong dollar trades within a fixed trading band rate to (or is “pegged” to) the U.S. dollar. This fixed exchange rate has contributed to the growth and stability of the Hong Kong economy. However, some market participants have questioned the continued viability of the currency peg. It is uncertain what effect any discontinuance of the currency peg and the establishment of an alternative exchange rate system would have on capital markets generally and the Hong Kong economy.
China is Hong Kong’s largest trading partner, both in terms of exports and imports. Changes in China’s economic policies, trade regulations or currency exchange rates may have an adverse impact on Hong Kong’s economy. Recent protests and unrest have increased tensions between Hong Kong and China.
Under the Basic Law of the Hong Kong Special Administrative Region (“SAR”) of the PRC, Hong Kong is exclusively in charge of its internal affairs and external relations, while the government of the PRC is responsible for its foreign affairs and defense. As a separate customs territory, Hong Kong maintains and develops relations with foreign states and regions. As of July 2020, the Chinese Standing Committee of the National People’s Congress enacted the Law of the People's Republic of China on Safeguarding National Security in the Hong Kong SAR. As of the same month, Hong Kong is no longer afforded preferential economic treatment by the United States under U.S. law, and there is uncertainty as to how the economy of Hong Kong will be affected. Accordingly, it cannot be assured that Hong Kong’s status as a SAR of the PRC will remain unaffected, thereby further affecting its current relations with foreign states and regions. Any further changes in China’s policies could adversely affect market conditions and the performance of Hong Kong’s economy. There can be no assurance that there will be no additional political or social unrest or that such unrest will not lead to the disruption of the economic, political and social conditions of Hong Kong.
Hong Kong, Taiwan and Macau do not exercise the same level of control over their economies as does the PRC with respect to the PRC, but changes to their political and economic relationships with the PRC could adversely impact a Portfolio’s investments in companies based in Hong Kong, Taiwan and Macau.
Taiwan. The political reunification of China and Taiwan, over which China continues to claim sovereignty, is a highly complex issue and is unlikely to be settled in the near future. Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible. Any escalation of hostility between China and/or Taiwan would likely distort Taiwan’s capital accounts, as well as have a significant adverse impact on the value of investments in both countries and the region.
Macau. Although Macau is a SAR of China, it maintains a high degree of autonomy from China in economic matters. Macau’s economy is heavily dependent on the gaming sector and tourism industries, and its exports are dominated by textiles and apparel. Accordingly, Macau’s growth and development are highly dependent upon external economic conditions, particularly those in China.
Foreign Investments. Securities issued by foreign governments, foreign corporations, international agencies and obligations of foreign banks involve risks not associated with securities issued by U.S. entities. Changes in foreign currency exchange rates may affect the value of investments of a Portfolio. With respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation and political or social instability or diplomatic developments that could affect investment in those countries. There may be less publicly-available information about a foreign financial instrument than about a U.S. instrument and foreign entities may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of U.S. entities. A Portfolio could encounter difficulties in obtaining or enforcing a judgment against the issuer in certain foreign countries. Such risks may be magnified with respect to securities of issuers in frontier emerging markets. In addition, economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions could, among other things, effectively restrict or eliminate a Portfolio’s ability to purchase or sell securities or groups of securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. In addition, as a result of economic sanctions, a Portfolio may be forced to sell or otherwise dispose of investments at inopportune times or prices. Certain foreign investments may also be subject to foreign withholding or other taxes, although the Portfolio will seek to minimize such withholding taxes whenever practical. Investors may be able to deduct such taxes in computing their taxable income or to use such amounts as credits (subject to a holding period and certain other restrictions) against their U.S. income taxes if more than 50% of the Portfolio’s total assets at the close of any taxable year consist of stock or securities of foreign corporations. Ownership of unsponsored Depositary Receipts may not entitle the Portfolio to financial or other reports from the issuer to which it would be entitled as the owner of sponsored Depositary Receipts. See also “Shareholder Information—Tax Considerations” below.
Emerging and Frontier Market Securities. The risks of investing in foreign securities may be intensified in the case of investments in issuers domiciled or doing substantial business in developing countries with limited or immature capital markets. Security prices and currency valuations in emerging and frontier markets can be significantly more volatile than in the more established markets of the developed nations, reflecting the greater uncertainties of investing in less mature markets and economies. In particular, developing countries may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of developing countries may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from extreme debt burdens or volatile inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable than in developed markets. Securities of issuers located in developing countries may have limited marketability and may be subject to more abrupt or erratic price movements. Because of this volatility, such investments are better suited for long-term investors.
Geopolitical Risk. The value of your investment in a Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities a Portfolio owns and the markets in which the securities trade. The interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Portfolio may decline in value due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, epidemics and pandemics, wars, terrorism, regulatory events and governmental or quasi-governmental actions. Further, the recent rise of nationalist economic policies, including trade protectionism may have a negative impact on the Portfolios' performance. It is difficult to predict when similar events or policies may affect the U.S. or global financial markets or the effects that such events or policies may have. Any such events or policies could have a significant adverse impact on the value and risk profile of a Portfolio.
Geographic Risk. Concentration of the investments of a Portfolio in issuers located in a particular country or region will subject such Portfolio, to a greater extent than if investments were less concentrated, to the risks of volatile economic cycles and/or conditions, and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; social, political, regulatory, economic or environmental developments; or natural disasters.
ESG Integration. Harding Loevner's integration of ESG-related risks and opportunities as part of its investment process may impact a Portfolio’s performance, including relative to similar funds that do not consider such risks and opportunities. Harding Loevner's assessment of ESG-related risks and opportunities in the course of identifying and selecting investments requires subjective judgment, which may turn out to be incorrect. Such assessment is also made more difficult when relevant data about a company is limited. A company’s ESG-related risks and opportunities or Harding Loevner’s assessment of such risks and opportunities may change over time.
Small- and Mid-Capitalization Companies. Investment in smaller and medium-sized companies involves greater risk than investment in larger, more established companies. Their common stock and other securities may trade less frequently and in limited volume. Accordingly, the prices of such securities are generally more sensitive to purchase and sale transactions and tend to be more volatile than the prices of securities of companies with larger market capitalizations. Because of this, if a Portfolio wishes to sell a large quantity of a small or medium-sized company’s shares, it may have to sell at a lower price than it believes is reflective of the value of the shares, or it may have to sell in smaller quantities than desired and over a period of time. These companies may face greater business risks because they lack the management depth or experience, financial resources, product diversification, or competitive strengths of larger companies, and they may be more adversely affected by poor economic conditions. There may be less publicly-available information about smaller companies than larger companies. Small company stocks, as a group, tend to go in and out of favor based on economic conditions and market sentiment, and during certain periods will perform poorly relative to other types of investments, including larger company stocks. Generally, the smaller the company size, the greater these risks become.
Non-Diversification Risk. Because the Chinese Equity Portfolio is non-diversified and thus can invest more of its assets in a smaller number of issuers, it is more exposed to the risks associated with an individual issuer than a portfolio that invests more broadly across many issuers. For example, poor performance by a single large holding of a portfolio would adversely affect a portfolio’s performance more than if a portfolio were invested in a larger number of issuers.
Participation Notes. Participation notes are issued by banks, or broker-dealers, or their affiliates and are designed to replicate the return of a particular underlying equity or debt security, currency, or market. When the participation note matures, the issuer of the participation note will pay to, or receive from, a Portfolio the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Participation notes involve the same risks associated with a direct investment in the underlying security, currency, or market that they seek to replicate. A Portfolio has no rights under participation notes against the issuer(s) of the underlying security(ies) and must rely on the creditworthiness of the issuer(s) of the participation notes. In general, the opportunity to sell participation notes to a third party will be limited or nonexistent.
NAV Risk. The net asset value of a Portfolio and the value of your investment will fluctuate.
Financials Sector Risk. To the extent a Portfolio invests in securities and other obligations of issuers in the financials sector, the Portfolio will be vulnerable to events affecting companies in the financials industry. Examples of risks affecting the financials sector include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy, and price competition. In addition, financials companies are often more highly leveraged than other companies, making them inherently riskier.
Concentration Risk. The Frontier Emerging Markets Portfolio may invest up to 35% of its total assets in the securities of companies in any one industry if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index, currently the MSCI Frontier Emerging Markets Index. At any time the Portfolio has such a concentration of investments in a single industry group, it will be particularly vulnerable to adverse economic, political, and other factors that affect that industry group. Investment opportunities in many frontier emerging market countries may be concentrated in the banking industry. In many frontier emerging markets, banks are among the largest publicly-traded companies and their securities are among the most widely traded. The banking industry is a comparatively narrow segment of the economy generally, including in frontier emerging market countries and, therefore, the Portfolio may experience greater volatility than portfolios investing in a less-concentrated fashion or a broader range of industries. Issuers in the banking industry may be subject to additional risks such as increased competition within the industry, or changes in legislation, or government regulations affecting the industry. The value of the Portfolio’s shares may be particularly vulnerable to factors affecting the banking industry, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation, and price competition. Such risks may be magnified with respect to securities of issuers in frontier emerging markets. Please refer to the Portfolio’s SAI for further information relating to concentration.
Investment Style Risk. Different investment styles (e.g., “growth” or “value”) tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. One style will underperform other styles over certain periods when that style is out of favor or does not respond as positively to market or other events. The Portfolios may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. There may be market and economic conditions under which an investment philosophy emphasizing high business quality and earnings growth, as is applied to the Portfolios, will underperform other investment styles. At times, the market may place a greater emphasis on current dividends or to discount prospective returns on capital investment for future growth, which would tend to favor a value style of investing.
Management Risk. A strategy used by Harding Loevner may fail to produce the intended results or expected returns, causing a Portfolio to lose value or fail to meet its investment objective or underperform funds with similar investment objectives and strategies.
Debt Security Risk. Debt securities may lose value due to unfavorable fluctuations in the level of interest rates or due to a decline in the creditworthiness of the issuer. As interest rates rise, the value of debt securities generally declines. This risk is generally greater for debt securities with longer maturities than for debt securities with shorter maturities.
Credit Quality. The value of an individual security or particular type of security can be more volatile than the market as a whole and can behave differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain other types of securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain other types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments, and such securities might be difficult to resell.
Counterparty (or Default) Risk. An issuer of fixed-income securities held by a Portfolio or a counterparty to a derivative transaction entered into by a Portfolio may default on its obligation to pay interest and repay principal. Generally, the lower the credit rating of a security, the greater the risk that the issuer of the security will default on its obligation. High-quality securities are generally believed to have relatively low degrees of credit risk. The Portfolios intend to enter into financial transactions only with counterparties that are creditworthy at the time of the transactions. There is always the risk that the analysis of creditworthiness is incorrect or may change due to market conditions. To the extent that a Portfolio focuses its transactions with a limited number of counterparties, it will be more susceptible to the risks associated with one or more counterparties.
Illiquid and Restricted Securities. Each Portfolio may invest up to 15% of the value of its net assets in illiquid securities. Illiquid securities are securities that the Portfolio does not reasonably expect to be able to be sold or disposed of in current market conditions within seven business days or less without the sale or disposition significantly changing the market value of the investment and includes securities with legal or contractual restrictions on resale, time deposits, repurchase agreements having maturities longer than seven days and securities that do not have readily available market quotations. In addition, although the Portfolios do not expect to, a Portfolio may invest in securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the-counter. These factors may have an adverse effect on the Portfolio’s ability to dispose of particular securities and may limit a Portfolio’s ability to obtain accurate market quotations for purposes of valuing securities and calculating net asset value and to sell securities at fair value. If any privately placed securities held by a Portfolio are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration.
High Yield/High Risk Securities. The Portfolios may invest in debt and convertible securities rated lower than Baa by Moody’s or BBB by S&P, or unrated securities of equivalent quality (commonly referred to as “junk bonds”) as determined by Harding Loevner. Junk bonds typically offer a higher yield, but involve greater risk and are less liquid than higher grade debt securities. The lower the ratings of such debt securities, the greater their risks render them like equity securities. None of the Portfolios may invest in securities rated, at the time of investment, C or below by Moody’s, or D or below by S&P, or the equivalent as determined by Harding Loevner, which may be in default with respect to payment of principal or interest.

New Portfolio Risk. The Chinese Equity Portfolio is new and has limited operating history, and there can be no assurance that the Chinese Equity Portfolio will grow to or maintain an economically viable size, in which case the Board of Directors may determine to liquidate the Chinese Equity Portfolio. The Board of Directors can initiate liquidation without shareholder approval if it determines it is in the best interest of shareholders. Nevertheless, the timing of any liquidation may not be favorable to certain individual shareholders. Additionally, large outflows may have a greater impact on the economic viability of a new portfolio with limited operating history and fewer assets than more established portfolios.
Derivatives and Hedging. The Portfolios may use derivative instruments, including without limitation, options, futures, participation notes, options on futures, forwards, swaps, structured securities, and derivatives relating to foreign currency transactions (collectively, “derivatives”), for hedging purposes and to increase overall return for the Portfolios. The use of derivatives involves special risks, including possible default by the other party to the transaction, illiquidity and, to the extent a Portfolio’s orientation as to certain anticipated market movements is incorrect, the possibility that the use of derivatives could result in greater losses than if they had not been used. To the extent a Portfolio engages in derivatives in an attempt to hedge certain exposures or risks, there can be no assurance that the Portfolio’s hedging investments or transactions will be effective. In addition, hedging investments or transactions involve costs and may reduce gains or result in losses, which may adversely affect the Portfolio.
Options and Futures. The Portfolios may purchase or sell options. If a Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument, foreign currency or contract, such as a swap agreement or futures contract, on the underlying instrument or foreign currency at an agreed-upon price typically in exchange for a premium paid by the Portfolio. If the Portfolio sells an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of the underlying instrument, swap, foreign currency, or futures contract on the underlying instrument or foreign currency at an agreed-upon price during a period of time or on a specific date typically in exchange for a premium received by the Portfolio. The sale of put and call options could result in losses to a Portfolio, force the purchase or sale of portfolio securities at inopportune times, or for prices higher or lower than current market values, or cause the Portfolio to hold a security it might otherwise sell. The purchase of options involves costs associated with the option premium and, if the option is exercised, risks associated with the settlement and the creditworthiness of the party selling the option. The use of options and futures transactions entails certain special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Portfolio could create the possibility that losses on the derivative will be greater than gains in the value of the Portfolio’s position. The loss from investing in futures transactions that are unhedged or uncovered is potentially unlimited. In addition, futures and options markets could be illiquid in some circumstances and certain over-the-counter options could have no markets. A Portfolio might not be able to close out certain positions without incurring substantial losses. To the extent a Portfolio utilizes futures and options transactions for hedging, such transactions should tend to reduce the risk of loss due to a decline in the value of the hedged position and, at the same time, limit any potential gain to the Portfolio that might result from an increase in value of the position. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would the purchase of options, in which case the exposure is limited to the cost of the initial premium and transaction costs.
Disclosure of Portfolio Holdings
A description of the Fund’s policies and procedures regarding disclosure of each Portfolio’s portfolio securities is available in the SAI. Portfolio holdings information as of each calendar quarter end is available to shareholders on the Fund’s website. This information is available no sooner than five (5) business days after the applicable calendar quarter end. Certain other additional information about the Fund’s Portfolios is available publicly on the website for AMG Funds, www.amgfunds.com.

Management of the Fund
Investment Adviser
Harding Loevner serves as investment adviser to the Fund’s Portfolios. Harding Loevner, established in 1989, is a registered investment adviser that provides global investment management for private investors and institutions. As of December 31, 2021, Harding Loevner managed approximately $86.2 billion in assets. Harding Loevner is located at 400 Crossing Boulevard, Fourth Floor, Bridgewater, New Jersey 08807.
Subject to the direction and authority of the Board of Directors, Harding Loevner provides investment advisory services to each Portfolio pursuant to investment advisory agreements (the “Investment Advisory Agreements”). Under the Investment Advisory Agreements, Harding Loevner is responsible for providing investment research and advice, determining which portfolio securities shall be purchased or sold by each Portfolio, purchasing and selling securities on behalf of the Portfolios, and determining how voting and other rights with respect to the portfolio securities of the Portfolios are exercised in accordance with each Portfolio’s investment objective, policies, and restrictions. Harding Loevner also provides office space, equipment, and personnel necessary to manage the Portfolios. Harding Loevner bears the expense of providing the above services to each Portfolio.
The aggregate annualized advisory fees paid by each Portfolio, excluding any applicable waivers or reimbursements, to Harding Loevner during the fiscal year ended October 31, 2021 as a percentage of each Portfolio’s average daily net assets were:
Portfolio	Aggregate Advisory Fees
Global Equity	0.74%
International Equity	0.66%
International Small Companies	0.95%
Chinese Equity Portfolio	0.95%
Institutional Emerging Markets	0.96%
Frontier Emerging Markets	1.35%
Global Equity Research	0.70%
International Equity Research	0.70%
Emerging Markets Research	1.00%
Harding Loevner may make payments from its own resources to parties that provide distribution, recordkeeping, shareholder communication, and other services under mutual fund supermarket and other programs. See also “Distribution of Fund Shares” below.
Advisory Contract Approval
A discussion of the basis for the Board of Directors’ approval of the Investment Advisory Agreement for the Portfolios is available in the Fund’s annual report to shareholders for the period ended October 31, 2021. A discussion of the basis for the Board of Directors’ approval of the Investment Advisory Agreement for the
Chinese Equity Portfolio is available in the Fund’s semi-annual report to shareholders for the period ended April 30, 2021.
Portfolio Management
Peter Baughan, CFA has been a co-lead portfolio manager since 2003 and an analyst since 1997. As an analyst, he focuses on consumer discretionary and industrials companies. Mr. Baughan graduated from the University of North Carolina, Chapel Hill in 1983 and joined Harding Loevner in 1997. Mr. Baughan serves as a co-lead portfolio manager for the Global Equity Portfolio.
Edmund Bellord has been a portfolio manager since 2022 and an analyst since 2019. As an analyst, he focuses on asset allocation strategies. Mr. Bellord graduated from the University of Edinburgh in 1995 and received an MBA from University of California at Berkeley’s Walter Haas School of Business in 2001. He joined Harding Loevner in 2019. Mr. Bellord serves as a portfolio manager for the Emerging Markets Research Portfolio, Global Equity Research Portfolio, and International Equity Research Portfolio.
Pradipta Chakrabortty has been a portfolio manager and an analyst since 2008. As an analyst, he focuses on frontier emerging market companies. Mr. Chakrabortty graduated from BIRLA Institute of Technology & Science (Pilani, India) in 1994, received an MBA in Finance and Marketing from XLRI School of Management (Jamshedpur, India) in 1998, and received an MBA in Finance from University of Pennsylvania, the Wharton School, in 2008. He joined Harding Loevner in 2008. Mr. Chakrabortty serves as a co-lead portfolio manager for the Frontier Emerging Markets Portfolio and the Chinese Equity Portfolio and as a portfolio manager for the Institutional Emerging Markets Portfolio and Emerging Markets Portfolio. Effective July 1, 2022, Mr. Chakrabortty will serve as a co-lead portfolio manager for the Institutional Emerging Markets Portfolio and Emerging Markets Portfolio.
Scott Crawshaw has been a portfolio manager since 2014 and an analyst since 2015. As an analyst, he focuses on emerging markets companies. Mr. Crawshaw graduated from University of Bristol in 1995. From 2004 to 2014, Mr. Crawshaw was a senior portfolio manager and research analyst for Russell Investments. He joined Harding Loevner in 2014. Mr. Crawshaw serves as a co-lead portfolio manager for the Institutional Emerging Markets Portfolio and Emerging Markets Portfolio and a portfolio manager for the Global Equity Portfolio.
Sergey Dubin, CFA has been a portfolio manager since 2022 and an analyst since 2015. As an analyst, he focuses on emerging markets companies. Mr. Dubin graduated from Syracuse University in 1997. He joined Harding Loevner in 2015. Mr. Dubin serves as a portfolio manager for the Frontier Emerging Markets Portfolio.
Jingyi Li has been a portfolio manager since 2019 and an analyst since 2010. As an analyst, he focuses on industrials, utilities, and Chinese companies. Mr. Li graduated from Shanghai Jiaotong University in 1998 and received an MBA from the Yale School of Management in 2005. He joined Harding Loevner in 2010. Mr. Li serves as a co-lead portfolio manager for the Global Equity Portfolio and a portfolio manager for the Chinese Equity Portfolio.

Bryan Lloyd, CFA has been a portfolio manager since 2014 and an analyst since 2011 when he joined Harding Loevner. As an analyst, he focuses on financials companies. Mr. Lloyd graduated from Lafayette College in 1996. Mr. Lloyd serves as a portfolio manager for the International Equity Portfolio. Christopher Mack, CFA has been a portfolio manager since 2014 and an analyst since 2008. As an analyst, he focuses on information technology companies. Mr. Mack graduated from Lafayette College in 2004 and joined Harding Loevner that same year. Mr. Mack serves as a portfolio manager for the Global Equity Portfolio.
Christopher Mack, CFA has been a portfolio manager since 2014 and an analyst since 2008. As an analyst, he focuses on information technology companies. Mr. Mack graduated from Lafayette College in 2004 and joined Harding Loevner that same year. Mr. Mack serves as a portfolio manager for the Global Equity Portfolio.
Babatunde Ojo, CFA has been a portfolio manager since 2014 and an analyst since 2012. As an analyst, he focuses on frontier emerging markets companies. Mr. Ojo graduated from University of Lagos in 2002. He received an MBA in Finance and Management from University of Pennsylvania, the Wharton School, in 2012 and joined Harding Loevner that same year. Mr. Ojo serves as a co-lead portfolio manager for the Frontier Emerging Markets Portfolio and a portfolio manager for the International Equity Portfolio.
Jafar Rizvi, CFA has been a portfolio manager since 2011 and an analyst since 2008. As an analyst, he focuses on communication services, consumer discretionary, and international small companies. Mr. Rizvi graduated from Aligarh University in 1988 and from J Nehru University in 1990. He received an MBA from Baruch College, The City University of New York in 1998 and an MPA from Columbia University’s School of International & Public Affairs in 2010. He joined Harding Loevner in 2008. Mr. Rizvi serves as co-lead portfolio manager for the International Small Companies Portfolio.
Ferrill Roll, CFA has been a co-lead portfolio manager since 2001, an analyst since 1996, Co-Chief Investment Officer from 2016 to 2020 and Chief Investment Officer since 2020. As an analyst, he focuses on financials companies. Mr. Roll graduated from Stanford University in 1980 and joined Harding Loevner in 1996. Mr. Roll serves as a co-lead portfolio manager for the International Equity Portfolio.
Richard Schmidt, CFA has been a portfolio manager and analyst since 2011. As an analyst, he focuses on consumer staples companies. Mr. Schmidt graduated from Georgetown University in 1986. He joined Harding Loevner in 2011. Mr. Schmidt serves as a portfolio manager for the Global Equity Portfolio, Institutional Emerging Markets Portfolio, and Emerging Markets Portfolio.
Craig Shaw, CFA has been a portfolio manager since 2006 and an analyst since 2001. As an analyst, he focuses on energy companies. Mr. Shaw graduated from Concordia College in 1986, and received an MIM in International Management from Thunderbird/Garvin School of International Management in 1989. He joined Harding Loevner in 2001. Mr. Shaw serves as a co-lead portfolio manager for the Institutional Emerging Markets Portfolio and Emerging Markets Portfolio. Effective July 1, 2022, Mr. Shaw
will no longer serve as a portfolio manager for the Institutional Emerging Markets Portfolio and Emerging Markets Portfolio.
Moon Surana, CFA has been a portfolio manager since 2015 and an analyst since 2009. As an analyst, she focuses on financials companies. Ms. Surana graduated from Manipal Institute of Technology in 2005 and received an MS in Financial Engineering from the University of Michigan in 2008. She joined Harding Loevner in 2009. Ms. Surana serves as a portfolio manager for the Global Equity Portfolio, Global Equity Research Portfolio, International Equity Research Portfolio, and Emerging Markets Research Portfolio.
Patrick Todd, CFA has been a portfolio manager since 2017 and an analyst since 2012 when he joined Harding Loevner. As an analyst, he focuses on health care and real estate companies. Mr. Todd graduated from Harvard University in 2002 and received an MBA in Applied Value Investing from Columbia Business School in 2011. Mr. Todd serves as a portfolio manager for the International Equity Portfolio.
Anix Vyas, CFA has been a portfolio manager since 2018 and an analyst since 2013. As an analyst, he focuses on industrials and materials companies. Mr. Vyas graduated from Fordham University in 2002 and received an MBA in Finance from University of Pennsylvania, the Wharton School, in 2010. He joined Harding Loevner in 2013. Mr. Vyas serves as a co-lead portfolio manager for the International Small Companies Portfolio.
Andrew West, CFA has been a portfolio manager since 2014 and an analyst since 2006. From 2011 to 2019, he also served as Manager of Investment Research. As an analyst, he focuses on consumer discretionary and industrials companies. Mr. West graduated from the University of Central Florida in 1991 and received an MBA in Finance and International Business from New York University, Leonard N. Stern School of Business, in 2003. He joined Harding Loevner in 2006. Mr. West serves as a co-lead portfolio manager for the International Equity Portfolio.
Wenting Shen, CFA has been a portfolio manager for the Chinese Equity Portfolio since its inception in 2020 and an analyst at the Adviser since 2016. Ms. Shen graduated from Peking University in 2009 and received an MBA from UCLA Anderson School of Management in 2014. She joined Harding Loevner in 2016. Prior to joining Harding Loevner, Ms. Shen was an equity analyst at Del Rey Global Investors, LLC from 2014 to 2016. Ms. Shen serves as a co-lead portfolio manager for the Chinese Equity Portfolio.
Additional information regarding the portfolio managers’ compensation, their management of other funds and their ownership of the Fund can be found in the SAI.
Portfolio Expenses
Each Portfolio pays for all of its expenses out of its own assets. Harding Loevner or other service providers may waive all or any portion of their fees and reimburse certain expenses to each Portfolio. Any fee waiver or expense reimbursement would increase the investment performance of each Portfolio for the period during which the waiver or reimbursement is in effect.

Shareholder Information
Determination of Net Asset Value
The “net asset value” per share (“NAV”) of the Portfolios is calculated as of the close of business (normally 4:00 p.m. New York Time) on days when the New York Stock Exchange is open for business, except when trading is restricted (a “Business Day”). Each Class or Portfolio determines its NAV per share by subtracting that Class or Portfolio’s liabilities (including accrued expenses and dividends payable) from the total value of the Portfolio’s investments or the portion of a Portfolio’s investments attributable to a Class and other assets and dividing the result by the total issued and outstanding shares of the Class or Portfolio. Because the Portfolios may invest in foreign securities that are primarily listed on foreign exchanges that may trade on weekends or other days when the Portfolios do not price their shares, the value of the Portfolios’ assets may be affected on days when shareholders will not be able to purchase or redeem the Portfolios’ shares.
Each Portfolio’s investments are valued based on market quotations, or if market quotations are not readily available or are deemed unreliable, the fair value of the Portfolio’s investments may be determined in good faith under procedures established by the Board of Directors as discussed below.
Fair Valuation. Since trading in many foreign securities is normally completed before the time at which a Portfolio calculates its NAV, the effect on the value of such securities held by a Portfolio of events that occur between the close of trading in the security and the time at which the Portfolio prices its securities would not be reflected in the Portfolio’s calculation of its NAV if foreign securities were generally valued at their closing prices.
To address this issue, the Board of Directors has approved the daily use of independently provided quantitative models that may adjust the closing prices of certain foreign equity securities based on information that becomes available after the foreign market closes, through the application of an adjustment factor to such securities’ closing prices. Adjustment factors may be greater than, less than, or equal to one. Thus, use of these quantitative models could cause the Portfolio’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of these quantitative models is also intended to decrease the opportunities for persons to engage in “time zone arbitrage,” i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Portfolios.
Additionally, any securities for which market quotations are not readily available, such as when a foreign market is closed, or for which available prices are deemed unreliable, are priced by Harding Loevner at “fair value as determined in good faith” in accordance with procedures established by and under the general supervision of the Board of Directors.
In December 2020, the Securities and Exchange Commission adopted Rule 2a-5 under the Investment Company Act of 1940, as amended ("Rule 2a-5"), which is intended to address valuation practices and the role of a fund's board with respect to the fair value of the investments of a registered investment company or business development company. Rule 2a-5, among other things, establishes an updated regulatory framework for registered investment company valuation practices. The Portfolios will not be required to comply with Rule 2a-5 until September 2022.
Purchase and Redemption of Shares
Purchases. The minimum initial investment in the Institutional Class of the Global Equity Portfolio, the International Equity Portfolio, the International Small Companies Portfolio, the Global Equity Research Portfolio, the International Equity Research Portfolio, the Emerging Markets Research Portfolio, the Chinese Equity Portfolio and Institutional Class I of the Frontier Emerging Markets Portfolio is $100,000. The minimum initial investment in the Institutional Class of the Institutional Emerging Markets Portfolio is $500,000. The minimum initial investment in the Institutional Class II of the Frontier Emerging Markets Portfolio is $10,000,000. Additional purchases or redemptions may be of any amount. Institutions may satisfy the minimum investment by aggregating their fiduciary accounts. The Fund reserves the right to waive the minimum initial investment amount for any Portfolio.
The Fund has authorized one or more brokers to receive purchase orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase orders on the Fund’s behalf. The Fund will be deemed to have received a purchase order when an authorized broker or, if applicable, a broker’s authorized agent receives the order in proper form. Share purchase orders placed through an authorized broker or the broker’s authorized designee will be priced at the NAV per share next determined after they are received in proper form by an authorized broker or the broker’s authorized designee and accepted by the Fund. With respect to purchases of Portfolio shares through certain brokers: 1) a broker may charge transaction fees, brokerage commissions, or other different, or additional fees; 2) duplicate mailings of Fund material to shareholders who reside at the same address may be eliminated; and 3) the minimum initial investment through certain brokers may be less than a direct purchase with the Fund.
The investment strategies used by Harding Loevner to manage the Funds have capacity limitations. In circumstances where the amount of total exposure to a strategy or investment type for a Fund is, in the opinion of Harding Loevner, capacity constrained, Harding Loevner, in consultation with the Board, reserves the right to close the Fund to new investors and/or impose restrictions on new investments in the Fund.
The offering of shares of a Portfolio is continuous and purchases of shares of a Portfolio may be made on any Business Day. The Fund offers shares of each Portfolio at a public offering price equal to the NAV per share next determined after receipt of a purchase order.
You may be required to pay a commission directly to a broker or financial intermediary for effecting transactions in Institutional Class shares of the Portfolios. In addition to Institutional Class, each Portfolio also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance) and are entitled to different services than Institutional Class shares. Information regarding these other share classes is included in the Prospectus for the applicable share class and may also be obtained from your

Intermediary or from Harding Loevner by calling the number on the back cover of the Prospectus.
Shares of the Emerging Markets Portfolio may not be available for purchase by all investors. Generally, shares will be available for purchase by new and existing shareholders, including investors who purchase shares directly from the Portfolio or through financial intermediaries, and by participants in retirement or employee benefit plans. However, the Fund reserves the right to: (1) limit an investor’s ability to purchase shares through certain financial intermediaries; (2) limit the ability of financial intermediaries to acquire shares on behalf of their customers; and (3) prohibit any financial intermediary from increasing the allocation to the Emerging Markets Portfolio in model portfolios. In each case, the Fund will consider whether additional purchases are expected to negatively impact the Portfolio or its shareholders as a whole. If you are purchasing shares of the Emerging Markets Portfolio through a financial intermediary, please consult with an appropriate representative to confirm your eligibility to invest in the Portfolio.
Investors may be required to demonstrate eligibility to buy shares of the Portfolio before an investment is accepted.
The Fund and Harding Loevner may make exceptions or otherwise modify this policy at any time. For questions about qualifying to purchase shares of the Portfolio, please call (877) 435-8105.
You may purchase shares of a Portfolio utilizing the following methods:
Wire Transfer. Purchases of shares may be made by wire transfer of Federal funds. Share purchase orders are effective on the date when the Transfer Agent receives a completed Account Application Form (and other required documents) and Federal funds become available to the Fund in the Fund’s account with the Transfer Agent as set forth below. The shareholder’s bank may impose a charge to execute the wire transfer. Please call the Transfer Agent at (877) 435-8105 for instructions and policies on purchasing shares by wire.
In order to purchase shares on a particular Business Day, a purchaser must call the Transfer Agent as soon as possible, but no later than by the close of business (normally 4:00 p.m. New York Time), to inform the Fund of the incoming wire transfer and clearly indicate the name of the Portfolio and which class of shares is to be purchased. If Federal funds are received by the Fund that same day, the order will be effective on that day. If the Fund receives trade instructions after the above-mentioned cut-off time, or if the Transfer Agent does not receive Federal funds, such purchase order shall be executed as of the date that Federal funds are received. Portfolio shares are normally issued upon receipt of payment by cash, check, or wire transfer.
Check. A check used to purchase shares in a Portfolio must be payable to the Portfolio in which you wish to purchase shares, and must be drawn against funds on deposit at a U.S. bank. For a new account, the order must include a completed Account Application Form (and other required documents, if any). For an existing account, the order should include the account number from your statement. In all cases, the purchase price is based on the NAV per share next determined after the purchase order and check are received and deposited in good order. The Fund or the Transfer Agent reserves the right to reject any check. All checks for share purchases should be sent to the Fund’s Transfer Agent at:
Regular Mail:
Harding, Loevner Funds, Inc.
c/o The Northern Trust Company
P.O. Box 4766
Chicago, Illinois 60680-4766
Overnight Delivery:
The Northern Trust Company
Attn: Harding, Loevner Funds, Inc.
333 South Wabash Avenue
Attn: Funds Center, Floor 38
Chicago, Illinois 60604
The Fund reserves the right in its sole discretion: (i) to suspend or modify the offering of a Portfolio’s shares; (ii) to reject purchase orders; and (iii) to modify or eliminate the minimum initial investment in Portfolio shares. Purchase orders may be refused if, for example, they are of a size that could disrupt management of a Portfolio.
Please note that in compliance with the USA Patriot Act of 2001, the Fund’s Transfer Agent will verify certain information on your account application as part of the Fund’s anti-money laundering compliance program. If you do not supply the necessary information, the Fund’s Transfer Agent may not be able to open your account. Additionally, if the Fund’s Transfer Agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the Fund reserves the right to close your account or take any other action it deems reasonable or required by law.
Redemptions. Upon the request of a shareholder, the Fund will redeem all or any part of the shares held through the account. The redemption price is the NAV per share next determined after receipt by the Transfer Agent of proper notice of redemption as described below. If the Transfer Agent receives such notice by the close of business (normally 4:00 p.m. New York Time) on any Business Day, the redemption will be effective on the date of receipt.
Payment of redemption proceeds made by check or wire will normally be made within one to three Business Days following receipt of the redemption request, or at other times in accordance with the requirements of your intermediary.
For Shares held directly with the Fund, payment of redemption proceeds by wire will normally be made on the next Business Day following receipt of the redemption order. For payment by check, the Portfolios typically expect to mail the check on the next Business Day following receipt of the redemption order.
For Shares held through financial intermediaries, the length of time that the Portfolios typically expect to pay redemption proceeds depends on the method of payment and the agreement between the financial intermediary and the Portfolio. For redemption proceeds that are paid directly to you by a Portfolio, the Portfolio typically expects to make payments by wire or by mailing a check on the next Business Day following the Portfolio’s receipt of a redemption order from the financial intermediary. For payments that are made to your financial intermediary for transmittal to you, the Portfolios expect to pay redemption proceeds to the financial intermediary within one to three Business Days following the Portfolio’s receipt of the redemption order from the financial intermediary.
Payment of redemption proceeds may take longer than the time a Portfolio typically expects and may take up to seven days, as permitted by the 1940 Act.
For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday.
If you are redeeming shares recently purchased by check or electronic transaction, your redemption may not be paid until your check or electronic transaction has cleared. This may delay your payment for up to 10 days. If the notice is received on a day that is not a Business Day or after the above-mentioned cut-off time, the redemption notice will be deemed received as of the next Business Day.
The Fund has authorized one or more brokers to receive redemption orders on its behalf. Such brokers are authorized to designate other intermediaries to receive redemption orders on the Fund’s behalf. The Fund will be deemed to have received a redemption order when an authorized broker or, if applicable, a broker’s authorized agent receives the order in proper form. Share redemption orders placed through an authorized broker or the broker’s authorized designee will be priced at the Portfolio’s NAV per share next determined after they are received in good order by an authorized broker or the broker’s authorized designee.
The Fund imposes no charge to redeem shares; however, a shareholder’s or broker’s bank may impose its own wire transfer fee for receipt of a wire. Redemptions may be executed in any amount requested by the shareholder up to the amount the shareholder has invested in the Portfolio. When a shareholder’s account balance falls below the minimum initial investment amount of a class in which such shareholder is invested following a redemption, such shareholder will be notified that the minimum account balance is not being maintained and will be allowed 60 days to make additional investments. If such shareholder does not make additional investments, then the Portfolio may close the account or convert the shares in the account to another share class (See “Share Class Conversions” below).
To redeem shares, a shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired (which account shall have been previously designated by the shareholder on its Account Application Form), the name of the shareholder, and the shareholder’s account number. Shares that are redeemed prior to the record date of a distribution do not receive dividends.
Certain requests or changes must be made in writing to the Transfer Agent and must include a signature guaranteed by a national bank that is a member of the Medallion Signature Program, using the specific Medallion “Guaranteed” stamp.
Notarized signatures are not sufficient. Further documentation may be required when the Transfer Agent deems it appropriate. Requests or changes must include a Signature Guarantee if a shareholder:
▪
wishes to change its authorized agent;
▪
wishes to redeem shares within 10 Business Days of changing the account address of record;
▪
wishes to change the account designated to receive redemption proceeds; or
▪
requests that a check be mailed to a different address than the record address.
A shareholder may request redemption by calling the Transfer Agent (toll-free) at (877) 435-8105. Telephone redemption privileges are made available to shareholders of the Fund on the Account Application Form. The Fund or the Transfer Agent employ reasonable procedures designed to confirm that instructions communicated by telephone are genuine. The Fund or the Transfer Agent may require personal identification codes and will only wire funds according to pre-existing bank account instructions. No bank account instruction changes will be accepted via telephone.
Generally, all redemptions will be for cash. Periodically, the Portfolios may satisfy redemption requests by accessing a line of credit or overdraft facility. On a less regular basis, under stressed market conditions, as well as for other temporary or emergency purposes, the Portfolios may satisfy redemption requests by distributing redemption proceeds in-kind (instead of cash) or by borrowing through other sources. While the Portfolios do not generally use redemptions in-kind, the Fund reserves the right to redeem from any Portfolio in-kind to manage the impact of large redemptions on the Portfolios. Redemption in-kind proceeds will typically be made by delivering a pro-rata amount of a Portfolio’s holdings that are readily marketable securities to the redeeming shareholder within seven days after the Portfolio’s receipt of the redemption order.
Redemption proceeds will only be paid to the shareholder of record, to a financial intermediary holding an account in the name of the shareholder of record, or to a court-appointed guardian or executor of the shareholder of record.
Restrictions on Frequent Trading. Frequent purchases and sales of a Portfolio’s shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as brokerage commissions) to the Portfolio and by disrupting portfolio management strategies. Accordingly, the Board of Directors has adopted policies and procedures to discourage frequent trading of Portfolio shares. The Fund uses fair value pricing of securities to discourage frequent trading and eliminate the opportunity for time zone arbitrage. While the Fund is committed to preventing market timing and disruptive frequent trading in the Portfolios, there is no guarantee that the Fund or its agents will be able to detect all instances of time zone arbitrage and frequent trading.
Omnibus accounts are maintained by intermediaries acting on behalf of multiple shareholders. Since individual trades in omnibus accounts are not ordinarily disclosed to the Fund, the Fund may be unable to detect or deter frequent trading by participants in such omnibus accounts.
Exchange Privilege. Institutional Class, Class I, and Class II shares of the Portfolios may be exchanged for shares of another Portfolio or class of the Fund (excluding Institutional Class Z) based on the respective NAV of the shares involved in the exchange, if: (i) the shareholder wishing to exchange shares resides in a state where the Portfolio and class of shares to be acquired are qualified for sale; and (ii) the investment meets the minimum investment requirement for the Portfolio and class of shares to be acquired. The following table includes the minimum initial investment required by each class of each Portfolio.

Portfolio	Minimum Initial Investment (by Class)
	$5,000	$100,000	$500,000	$10,000,000	$25,000,000
Global Equity	Advisor Class†	Institutional Class
International Equity	Investor Class†	Institutional Class
International Small Companies	Investor Class†	Institutional Class
Institutional Emerging Markets‡			Institutional Class
Emerging Markets†‡	Advisor Class†
Frontier Emerging Markets	Investor Class†	Institutional Class I		Institutional Class II
Global Equity Research		Institutional Class
International Equity Research		Institutional Class
Emerging Markets Research		Institutional Class
Chinese Equity		Institutional Class
† Not offered in this Prospectus.
‡ Shares of the Portfolio may not be available for purchase by all investors. For more information, see the section “Shareholder Information—Purchase and Redemption of Shares” in the Portfolio’s Prospectus.
An exchange order is treated for tax purposes the same as a redemption (on which a taxable gain or loss may be realized) followed by a purchase and may be subject to federal income tax. Investors who wish to make exchanges should telephone the Transfer Agent (toll-free) at (877) 435-8105.
In addition, a shareholder holding shares of a Portfolio through fee-based (advisory) programs of certain intermediaries may decide to transfer such shares to a brokerage (non-advisory) account of such intermediaries. The shareholder may have these shares exchanged by their intermediary to a different class of shares of the same Portfolio as a result of the transfer of the shares to a brokerage account with the intermediary. Such exchanges will be effected on the basis of the relative NAV of the two share classes, without the imposition of any fees or other charges by the relevant Portfolio. The fees and expenses of the new class may be higher than those of the previously held class. It is expected that the intermediary will treat the exchange as a non-taxable event. Shareholders should carefully review information in the applicable Prospectus regarding share class features, including exchanges, or contact their intermediary for more information. The relevant share class may be described in a separate Prospectus for each Portfolio.
Share Class Conversions. If a shareholder’s account balance falls below the minimum initial investment amount of a class in which such shareholder is invested, the Global Equity, International Equity, Institutional Emerging Markets, International Small Companies, Frontier Emerging Markets, Global Equity Research, and Emerging Markets Research Portfolios may convert the shareholder’s Institutional Class or Institutional Class I shares to Investor Class or Advisor Class shares (as applicable) of the same Portfolio, the Frontier Emerging Markets Portfolio may convert the Institutional Class II shares to Institutional Class I shares, at which time the shareholder’s account will be subject to the requirements of Investor Class or Advisor Class shares, Institutional Class I shares or Class I shares, respectively. Such shareholder will be notified and will be allowed 60 days to make additional investments before any conversion occurs. Any such conversion will occur at the relative NAV of the two share classes, without the imposition of any fees or other charges if the accounts are held directly with the Fund. Where a retirement plan or other financial intermediary holds Institutional Class, Institutional Class I or Institutional Class II, or Class I or Class II shares on behalf of its participants or clients, shares held by such participants or clients will be converted to Investor Class, Institutional Class I, or Class I shares as described above when a participant or client rolls over its accounts with the retirement plan or financial intermediary into an individual retirement account and such participant or client is not otherwise eligible to purchase Institutional Class, Institutional Class II, or Class II shares of the Portfolio. A conversion between share classes of the same Portfolio is generally not a taxable event.
On the request of shareholders, Institutional Class I shares of the Frontier Emerging Markets Portfolio may be converted to Class II or Institutional Class II shares of the Portfolio, respectively, if the account balance of the shareholder requesting conversion is at least $10,000,000. Investors who wish to request a conversion should telephone the Transfer Agent (toll-free) at (877) 435-8105 or their salesperson.
Subject to the approval of the Fund, Institutional Class shares of a Portfolio may be exchanged for Institutional Class Z shares of the Global Equity Portfolio, Institutional Emerging Markets Portfolio or International Equity Portfolio (which are not offered in this Prospectus) based on the respective NAV of the shares involved in the exchange, assuming that the shareholder wishing to exchange shares resides in a state where the desired shares are qualified for sale.
Dividends
Each Class of the Portfolios will declare a dividend from its net investment income and distributions from its realized net short-term and net long-term capital gains, if any, at least annually, and (unless a shareholder has elected to receive cash) pay such dividends and distributions by automatically reinvesting in additional shares of the Portfolio at the NAV per share on the ex-date of the dividends or distributions.
Tax Considerations
The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in a Portfolio, including the status of distributions from each Portfolio under applicable state or local law. The Portfolios are not managed to maximize tax efficiency for taxable shareholders, although in certain situations, the Portfolios may decide to take into account the tax effects of investment decisions.
Federal Income Taxes. Each Class or Portfolio intends to distribute all of its taxable income by automatically reinvesting dividends in additional shares of the same Class or Portfolio and distributing those shares to its shareholders, unless a shareholder elects on the Account Application Form to receive cash payments for such distributions. Shareholders receiving distributions from a Portfolio in the form of additional shares will be treated for federal income tax purposes as receiving a distribution of the amount of cash that they would have received had they elected to receive the distribution in cash.
Dividends paid by a Portfolio from its investment company taxable income (including interest and net short-term capital gains) will be taxable to a U.S. shareholder as ordinary income, whether received in cash or in additional shares. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable capital gains rates, regardless of how long they have held their shares. If a portion of a Portfolio’s income consists of qualifying dividends paid by corporations, a portion of the dividends paid by the Portfolio may be eligible for either the corporate dividends-received deduction or the lower individual tax rate on qualified dividends if both the Portfolio and shareholder satisfy applicable holding period requirements. The maximum individual rate applicable to “qualified dividend income” and long-term capital gains is currently generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares)
of U.S. individuals, estates, and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
The sale or exchange of Portfolio shares is a taxable transaction for federal income tax purposes. Each shareholder will generally recognize a gain or loss on such transactions equal to the difference, if any, between the amount of the net sales proceeds and the shareholder’s tax basis in the Portfolio shares. Such gain or loss will be capital gain or loss if the shareholder held its Portfolio shares as a capital asset. Any capital gain or loss will generally be treated either as long-term capital gain or loss if the shareholder held the Portfolio shares for more than one year at the time of the sale or exchange, or otherwise as short-term capital gain or loss.
If a shareholder buys shares of a Portfolio before a distribution, the shareholder will be subject to tax on the entire amount of the taxable distribution received. Distributions are taxable to shareholders even if they are paid from income or gain earned by the Portfolio before their investment (and thus were included in the price they paid for their Portfolio shares).
The Portfolios (or their administrative agents) are required to report to the Internal Revenue Service and furnish to shareholders the cost basis information for sale transactions of shares purchased on or after January 1, 2012. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, first-in, first-out or some other specific identification method. Unless you instruct otherwise, the Portfolios will use average cost as their default cost basis method, and will treat sales as first coming from shares purchased prior to January 1, 2012. If average cost is used for the first sale of shares covered by these new rules, the shareholder may only use an alternative cost method for shares purchased prospectively. Shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation. Shareholders that hold their shares through a financial intermediary should contact such financial intermediary with respect to reporting of cost basis and available elections for their accounts.
A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Fund will inform shareholders of the amount and tax status of all amounts treated as distributed to them after the close of each calendar year.
If more than 50% of the value of a Portfolio’s total assets at the close of any taxable year consists of securities of foreign corporations, the Portfolio will be eligible to file an election with the Internal Revenue Service that would generally enable its shareholders to benefit from any foreign tax credit or deduction available for any foreign taxes the Portfolio pays. Pursuant to this election, a shareholder will be required to include in gross income (in addition to dividends actually received) its pro rata share of the foreign taxes paid by a Portfolio, and may be entitled either to deduct its pro rata share of the foreign taxes in computing its taxable income or to use the amount as a foreign tax credit against its U.S. federal income tax liability (subject to certain holding period and other requirements). The consequences of such an election are discussed in more detail in the SAI.
The Portfolios may be required to withhold U.S. federal income tax at the applicable rate on all distributions payable to shareholders if they fail to provide the Portfolios with their correct taxpayer identification number or to make required certifications, or if they have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against U.S. federal income tax liability.
Foreign shareholders may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from the Portfolios, as discussed in more detail in the SAI.
State and Local Taxes. A Portfolio may be subject to state, local, or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business.
Portfolio distributions may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the particular tax consequences of an investment in a Portfolio. The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors should consult their tax advisers with specific reference to their own tax situation.
Shareholder Communications
Inquiries concerning the Fund may be made by writing to Harding, Loevner Funds, Inc., c/o The Northern Trust Company, Attn: Funds Center, Floor 38, 333 South Wabash Avenue, Chicago, Illinois 60604 or by calling the Fund (toll-free) at (877) 435-8105.
When the Fund sends financial reports, notices, prospectuses, and other regulatory materials to shareholders, we attempt to reduce the volume of mail you receive by sending one copy of these documents to two or more account holders who share the same address. This will continue indefinitely, unless you notify us otherwise. Should you wish to receive individual copies of materials, please call the Transfer Agent at (877) 435-8105. Once we have received your instructions, you will begin receiving individual copies for each account at the same address within 30 days.

Distribution of Fund Shares
Shares of the Fund are distributed by Quasar Distributors, LLC (“Quasar”) pursuant to a distribution agreement (the “Distribution Agreement”) between Harding Loevner, the Fund, and Quasar, under which Quasar serves as the exclusive distributor of the Fund.
The Fund has agreements with various financial intermediaries under which customers of these intermediaries may purchase and hold shares of the Portfolios. These intermediaries assess fees in consideration for providing certain account maintenance, record keeping and transactional services. In recognition of the savings of expenses to the Fund arising from the intermediaries’ assumption of non-distribution related functions that the Fund would otherwise perform, such as providing sub-accounting and related shareholder services, each Portfolio or Class (except Institutional Class Z, which is not offered in this Prospectus) is authorized, pursuant to a Shareholder Servicing Plan, to pay to each intermediary up to 0.25% of its average daily net assets attributable to that intermediary (subject to any applicable fee waiver and/or expense reimbursement). Because of the fee waivers and/or expense reimbursements applicable to the Portfolios during the fiscal year ended October 31, 2021, Harding Loevner paid a portion of the Portfolios’ share of these fees during that period.
In addition, Harding Loevner may, at its own expense and out of its own legitimate profits, provide additional cash payments to financial intermediaries that distribute shares of the Portfolios or provide account maintenance, record keeping and transactional services. Harding Loevner may also share with financial advisors and 529 Plan managers and/or administrators certain marketing expenses or pay for the opportunity to distribute the Portfolios, sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs. These payments, sometimes referred to as “revenue sharing,” do not change the price paid by investors to purchase the Fund’s shares or the amount the Portfolios receive as proceeds from such sales. Such payments may differ as to amount among financial intermediaries based on various factors, including levels of assets and/or sales (based on gross or net sales) or some other criteria. In some circumstances, the payments may relate to the Portfolios’ inclusion on a financial intermediary’s preferred list of funds offered to its clients and may create an incentive for a broker-dealer, or other financial intermediary, or its representatives to recommend or offer shares of the Portfolios to its customers over other funds that do not have sponsors making similar payments. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Portfolios. The Fund may enter into additional similar arrangements in the future. Further information concerning these arrangements is included in the SAI.

Financial Highlights
The financial highlights table is intended to help you understand each Portfolio’s financial performance for the past five years or since inception, if less than five years. Certain information reflects financial results for a single share of a Class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Class or Portfolio (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the annual report, which is incorporated by reference in this Prospectus and the SAI. Information on how to obtain the semi-annual and audited annual reports for the Fund is found on the back cover of this Prospectus.

	Global Equity Portfolio Institutional Class
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$42.41	$35.38	$35.68	$40.84	$32.53
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)(1)	(0.14)	(0.06)	0.09	0.13	0.09
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	14.30	7.33	3.45	(0.13)	8.74
Net increase (decrease) from investment operations	14.16	7.27	3.54	—	8.83
Distributions to Shareholders from:
Net investment income	—	(0.24)	(0.12)	(0.14)	(0.13)
Net realized gain from investments	(2.64)	—	(3.72)	(5.02)	(0.39)
Total distributions	(2.64)	(0.24)	(3.84)	(5.16)	(0.52)
Net asset value, end of year	$ 53.93	$ 42.41	$ 35.38	$ 35.68	$ 40.84
Total Return	34.57%	20.63%	11.86%	(0.35)%	27.58%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,354,918	$1,043,741	$684,764	$619,347	$790,097
Expenses to average net assets	0.88%	0.92%	0.93%	0.94%	0.93%
Expenses to average net assets (net of fees waived/reimbursed)	0.88%	0.92%	0.93%	0.94%	0.93%
Net investment income (loss) to average net assets	(0.28)%	(0.15)%	0.28%	0.34%	0.25%
Portfolio turnover rate	59%	63%	39%	42%	33%

(1)	Net investment income per share was calculated using the average shares outstanding method.

	International Equity Portfolio Institutional Class
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$23.76	$22.72	$20.74	$22.64	$18.37
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.34	0.23	0.29	0.31	0.23
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	6.80	1.19	1.98	(1.83)	4.22
Net increase (decrease) from investment operations	7.14	1.42	2.27	(1.52)	4.45
Distributions to Shareholders from:
Net investment income	(0.21)	(0.38)	(0.29)	(0.20)	(0.18)
Net realized gain from investments	—	—	—	(0.18)	—
Total distributions	(0.21)	(0.38)	(0.29)	(0.38)	(0.18)
Net asset value, end of year	$ 30.69	$ 23.76	$ 22.72	$ 20.74	$ 22.64
Total Return	30.16%	6.25%	11.19%	(6.86)%	24.47%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$18,268,498	$13,596,900	$13,766,876	$11,995,592	$11,107,736
Expenses to average net assets	0.80%	0.81%	0.81%	0.81%	0.82%
Expenses to average net assets (net of fees waived/reimbursed)	0.80%	0.81%	0.81%	0.81%	0.82%
Net investment income to average net assets	1.17%	1.01%	1.35%	1.34%	1.22%
Portfolio turnover rate	14%	17%	30%	10%	12%

(1)	Net investment income per share was calculated using the average shares outstanding method.

	International Small Companies Portfolio Institutional Class
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$17.14	$15.64	$15.29	$16.67	$13.72
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.06	0.08	0.12	0.13	0.11
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	5.63	1.53	1.24	(1.30)	3.41
Net increase (decrease) from investment operations	5.69	1.61	1.36	(1.17)	3.52
Distributions to Shareholders from:
Net investment income	(0.03)	(0.11)	(0.13)	(0.06)	(0.16)
Net realized gain from investments	—	—	(0.88)	(0.15)	(0.41)
Total distributions	(0.03)	(0.11)	(1.01)	(0.21)	(0.57)
Net asset value, end of year	$ 22.80	$ 17.14	$ 15.64	$ 15.29	$ 16.67
Total Return	33.16%	10.34%	10.14%	(7.15)%	26.98%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$549,895	$337,166	$272,252	$151,283	$144,170
Expenses to average net assets	1.16%	1.34%	1.38%	1.39%	1.41%
Expenses to average net assets (net of fees waived/reimbursed)	1.14%	1.15%	1.15%	1.15%	1.15%
Net investment income to average net assets	0.29%	0.50%	0.78%	0.75%	0.72%
Portfolio turnover rate	13%	30%	37%	52%	19%

(1)	Net investment income per share was calculated using the average shares outstanding method.

	Institutional Emerging Markets Portfolio Institutional Class
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$21.23	$21.25	$18.43	$21.94	$17.65
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.09	0.12	0.24	0.19	0.19
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	4.37	0.19	2.76	(3.53)	4.20
Net increase (decrease) from investment operations	4.46	0.31	3.00	(3.34)	4.39
Distributions to Shareholders from:
Net investment income	(0.10)	(0.33)	(0.18)	(0.17)	(0.10)
Net realized gain from investments	—	—	—	—	—
Total distributions	(0.10)	(0.33)	(0.18)	(0.17)	(0.10)
Net asset value, end of year	$ 25.59	$ 21.23	$ 21.25	$ 18.43	$ 21.94
Total Return	21.03%	1.38%	16.43%	(15.33)%	25.08%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$5,774,486	$4,847,707	$4,864,702	$3,978,321	$4,386,511
Expenses to average net assets	1.22%	1.28%	1.27%	1.27%	1.28%
Expenses to average net assets (net of fees waived/reimbursed)	1.15%	1.28%	1.27%	1.27%	1.28%
Net investment income to average net assets	0.33%	0.59%	1.18%	0.84%	0.97%
Portfolio turnover rate	13%	23%	17%	24%	17%

(1)	Net investment income per share was calculated using the average shares outstanding method.

Chinese Equity Portfolio Institutional Class
2021(1)
Net asset value, beginning of year	$10.00
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)(2)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	(0.62)
Net increase (decrease) from investment operations	(0.64)
Distributions to Shareholders from:
Net investment income	—
Net realized gain from investments	—
Net asset value, end of year	$ 9.36
Total Return	(6.40)%(A)
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,942
Expenses to average net assets	7.00%(B)
Expenses to average net assets (net of fees waived/reimbursed)	1.15%(B)
Net investment income (loss) to average net assets	(0.23)%(B)
Portfolio turnover rate	17%(A)

(A)	Not Annualized.
(B)	Annualized.
(1)	For the period from December 16, 2020 (commencement of operations) through October 31, 2021.
(2)	Net investment income per share was calculated using the average shares outstanding method.

	Frontier Emerging Markets Portfolio Institutional Class I
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$6.92	$7.80	$7.62	$8.50	$7.35
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.06	0.10	0.14	0.11	0.05
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	2.12	(0.82)	0.14	(0.82)	1.17
Net increase (decrease) from investment operations	2.18	(0.72)	0.28	(0.71)	1.22
Distributions to Shareholders from:
Net investment income	(0.13)	(0.16)	(0.10)	(0.17)	(0.07)
Net asset value, end of year	$ 8.97	$ 6.92	$ 7.80	$ 7.62	$ 8.50
Total Return	31.74%	(9.50)%	3.59%	(8.47)%	16.82%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$96,905	$73,376	$144,742	$220,367	$266,844
Expenses to average net assets	1.64%	1.68%	1.63%	1.62%	1.71%
Expenses to average net assets (net of fees waived/reimbursed)	1.64%	1.68%	1.63%	1.62%	1.71%
Net investment income to average net assets	0.75%	1.44%	1.72%	1.24%	0.69%
Portfolio turnover rate	30%	21%	31%	20%	28%

(1)	Net investment income per share was calculated using the average shares outstanding method.

	Frontier Emerging Markets Portfolio Institutional Class II
	2021	2020	2019	2018	2017(1)(2)
Net asset value, beginning of year	$6.95	$7.82	$7.63	$8.50	$7.43
Increase (Decrease) in Net Assets from Operations
Net investment income(3)	0.09	0.14	0.17	0.14	0.08
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	2.13	(0.84)	0.13	(0.83)	0.99
Net increase (decrease) from investment operations	2.22	(0.70)	0.30	(0.69)	1.07
Distributions to Shareholders from:
Net investment income	(0.14)	(0.17)	(0.11)	(0.18)	—
Net asset value, end of year	$ 9.03	$ 6.95	$ 7.82	$ 7.63	$ 8.50
Total Return	32.18%	(9.26)%	4.01%	(8.31)%	14.40%(A)
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$117,689	$116,911	$128,742	$163,794	$166,698
Expenses to average net assets	1.55%	1.60%	1.55%	1.56%	1.58%(B)
Expenses to average net assets (net of fees waived/reimbursed)	1.35%	1.35%	1.35%	1.35%	1.35%(B)
Net investment income to average net assets	1.05%	1.95%	2.19%	1.51%	1.47%(B)
Portfolio turnover rate	30%	21%	31%	20%	28%(A)

(A)	Not Annualized.
(B)	Annualized.
(1)	For the period from March 1, 2017 (commencement of class operations) through October 31, 2017.
(2)	All per share amounts and net asset values have been adjusted as a result of the share dividend effected after the close of business on December 1, 2017.
(3)	Net investment income per share was calculated using the average shares outstanding method.

	Global Equity Research Portfolio Institutional Class
	2021	2020	2019	2018	2017(1)
Net asset value, beginning of year	$12.76	$12.57	$12.06	$12.23	$10.00
Increase (Decrease) in Net Assets from Operations
Net investment income(2)	0.10	0.10	0.14	0.10	0.08
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	4.11	0.78	1.40	0.23	2.15
Net increase (decrease) from investment operations	4.21	0.88	1.54	0.33	2.23
Distributions to Shareholders from:
Net investment income	(0.09)	(0.15)	(0.09)	(0.18)	—
Net realized gain from investments	(0.29)	(0.54)	(0.94)	(0.32)	—
Total distributions	(0.38)	(0.69)	(1.03)	(0.50)	—
Net asset value, end of year	$ 16.59	$ 12.76	$ 12.57	$ 12.06	$ 12.23
Total Return	33.45%	7.15%	14.36%	2.74%	22.30%(A)
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$9,856	$7,387	$6,895	$5,452	$5,308
Expenses to average net assets	1.75%	2.04%	1.96%	2.64%	3.49%(B)
Expenses to average net assets (net of fees waived/reimbursed)	0.80%	0.80%	0.83%	0.90%	0.90%(B)
Net investment income to average net assets	0.67%	0.80%	1.18%	0.76%	0.80%(B)
Portfolio turnover rate	39%	44%	44%	45%	36%(A)

(A)	Not Annualized.
(B)	Annualized.
(1)	For the period from December 19, 2016 (commencement of class operations) through October 31, 2017.
(2)	Net investment income per share was calculated using the average shares outstanding method.

	International Equity Research Portfolio Institutional Class
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$12.01	$12.03	$11.59	$13.11	$11.10
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.14	0.14	0.18	0.14	0.12
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	3.03	0.07	1.17	(0.93)	2.26
Net increase (decrease) from investment operations	3.17	0.21	1.35	(0.79)	2.38
Distributions to Shareholders from:
Net investment income	(0.15)	(0.14)	(0.13)	(0.14)	(0.17)
Net realized gain from investments	(0.32)	(0.09)	(0.78)	(0.59)	(0.20)
Total distributions	(0.47)	(0.23)	(0.91)	(0.73)	(0.37)
Net asset value, end of year	$ 14.71	$ 12.01	$ 12.03	$ 11.59	$ 13.11
Total Return	26.76%	1.73%	12.93%	(6.43)%	22.26%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$15,295	$12,494	$19,458	$9,305	$9,479
Expenses to average net assets	1.45%	1.40%	1.42%	1.78%	2.26%
Expenses to average net assets (net of fees waived/reimbursed)	0.75%	0.75%	0.79%	0.90%	0.90%
Net investment income to average net assets	0.99%	1.20%	1.62%	1.07%	0.99%
Portfolio turnover rate	38%	51%	44%	43%	55%

(1)	Net investment income per share was calculated using the average shares outstanding method.

	Emerging Markets Research Portfolio Institutional Class
	2021	2020	2019	2018	2017(1)
Net asset value, beginning of year	$11.21	$11.42	$10.82	$13.01	$10.00
Increase (Decrease) in Net Assets from Operations
Net investment income(2)	0.10	0.09	0.15	0.12	0.10
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	2.04	0.17	1.35	(1.34)	2.91
Net increase (decrease) from investment operations	2.14	0.26	1.50	(1.22)	3.01
Distributions to Shareholders from:
Net investment income	(0.07)	(0.14)	(0.09)	(0.23)	—
Net realized gain from investments	(0.13)	(0.33)	(0.81)	(0.74)	—
Total distributions	(0.20)	(0.47)	(0.90)	(0.97)	—
Net asset value, end of year	$ 13.15	$ 11.21	$ 11.42	$ 10.82	$ 13.01
Total Return	19.18%	2.19%	15.05%	(10.24)%	30.10%(A)
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$9,065	$7,367	$7,198	$5,702	$5,880
Expenses to average net assets	2.30%	2.40%	2.29%	2.90%	3.72%(B)
Expenses to average net assets (net of fees waived/reimbursed)	1.15%	1.15%	1.19%	1.30%	1.30%(B)
Net investment income to average net assets	0.76%	0.83%	1.35%	0.93%	1.04%(B)
Portfolio turnover rate	45%	67%	58%	55%	46%(A)

(A)	Not Annualized.
(B)	Annualized.
(1)	For the period from December 19, 2016 (commencement of class operations) through October 31, 2017.
(2)	Net investment income per share was calculated using the average shares outstanding method.

Harding, Loevner Funds, Inc. (The “Fund”)
Privacy Notice
The Fund collects nonpublic personal information about you from the following sources:
▪
Information, such as your name, address, social security number, assets, and income, submitted by you on applications, forms, or in other written or verbal customer communications. This information may also be provided by a consultant or intermediary acting on your behalf.
▪
Information that results from any transaction performed by us for you.
The Fund will not disclose any nonpublic personal information about you or its former customers to anyone except as permitted or required by law.
If you decide to close your account(s) or become an inactive customer, the Fund will adhere to the privacy policies and practices as described in this notice.
The Fund restricts access to your personal and account information to only those employees who need to know that information to provide products or services to you. The Fund maintains physical, administrative and technical safeguards to protect your nonpublic personal information.

[This page is not part of the Prospectus]

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Availability of Additional Information About the Fund

The SAI, dated February 28, 2022, as may be supplemented thereafter, containing additional information about the Fund and each Portfolio, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference into this Prospectus. Additional information about each Portfolio's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year.

To order free copies of the Fund's annual or semi-annual report or its SAI, to request other information about the Fund and to make general shareholder inquiries, call (toll free) 1(877)435-8105, or write to the following address:

The SAI and the Fund's annual and semi-annual reports are also available free of charge on Harding Loevner's website at hardingloevnerfunds.com.

Reports and other information about the Fund are also available on the EDGAR database on the Commission's Internet site at SEC.gov or by electronic request at the following e-mail address: publicinfo@sec.gov. A duplication fee will be applied to written requests and needs to be paid at the time your request is submitted.

Investment Company Act
file number 811-07739

Harding, Loevner Funds, Inc.
c/o Northern Trust
Attn: Funds Center, Floor 38
333 South Wabash Avenue
Chicago, IL 60604

(877) 435-8105
www.hardingloevnerfunds.com

HARDING LOEVNER

Fundamental. Thinking. Worldwide.

Prospectus

Mutual Funds for Individual Investors

Global Equity Portfolio
HLMGX: Advisor Class

International Equity Portfolio
HLMNX: Investor Class

International Small Companies Portfolio
HLMSX: Investor Class

Emerging Markets Portfolio
HLEMX: Advisor Class

Frontier Emerging Markets Portfolio
HLMOX: Investor Class

Harding, Loevner Funds, Inc.

February 28, 2022

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

◼ Table of Contents
1	Portfolio Summaries
1	Global Equity Portfolio
3	International Equity Portfolio
5	International Small Companies Portfolio
8	Emerging Markets Portfolio
11	Frontier Emerging Markets Portfolio
14	Investment Objectives and Investment Process
16	Additional Information on Portfolio Investment Strategies and Risks
22	Management of the Fund
24	Shareholder Information
30	Distribution of Fund Shares
31	Financial Highlights
36	Privacy Notice

Global Equity Portfolio
Portfolio Summary | February 28, 2022 | Advisor Class HLMGX

Investment Objective
The Global Equity Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States.
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Advisor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Management Fees	0.74%
Distribution (Rule 12b-1) Fees	None
Other Expenses[1]	0.34%
Total Annual Portfolio Operating Expenses	1.08%
1Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
Example:
This example is intended to help you compare the cost of investing in the Advisor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Advisor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Advisor Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Advisor Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$110	$343	$595	$1,317
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 59% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio invests in companies based in the United States and other developed markets, as well as in emerging and frontier markets. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing, and strongly competitive, and whose shares are reasonably priced relative to estimates of their value. To reduce its volatility, the Portfolio is diversified across dimensions of geography, industry, currency, and market capitalization. The Portfolio normally holds investments across at least 15 countries.
The Portfolio will normally invest broadly in equity securities of companies domiciled in the following countries and regions: (1) Europe; (2) the Pacific Rim; (3) the United States, Canada, and Mexico; and (4) countries with emerging or frontier markets. At least 65% of the Portfolio’s total assets will be denominated in at least three currencies, which may include the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts (collectively, “Depositary Receipts”), will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are principally traded.
The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, preferred stocks, rights, and warrants issued by companies that are based both inside and outside the United States, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest.
Because some emerging market countries may present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities to gain exposure to those countries.
Principal Risks
The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:
Market Risk. The value of investments in the Portfolio may fluctuate suddenly and unexpectedly as a result of various market and economic factors, including those affecting individual companies, issuers or particular industries.
Currency Risk. Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.

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Foreign Investment Risk. Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.
Emerging and Frontier Market Risk. Emerging and frontier market securities involve certain risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries. The smaller size and lower levels of liquidity in emerging markets, as well as other factors, contribute to greater volatility. Because of this volatility, this Portfolio is better suited for long-term investors.
NAV Risk. The net asset value of the Portfolio and the value of your investment will fluctuate.
Portfolio Performance
The following bar chart shows how the investment results of the Portfolio’s Advisor Class shares have varied from year to year. The table that follows shows how the average annual total returns of the Portfolio’s Advisor Class shares compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How the Advisor Class shares of the Portfolio have performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future.
Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435-8105.
Global Equity Portfolio

The best calendar quarter return during the period shown above was 25.65% in the second quarter of 2020; the worst was -16.91% in the first quarter of 2020.
Average Annual Total Returns
(for the Periods Ended December 31, 2021)
	1-Year	5-Year	10-Year
Global Equity Portfolio – Advisor Class
Return Before Taxes	14.65%	17.66%	13.58%
Return After Taxes on Distributions[1]	10.58%	15.15%	12.13%
Return After Taxes on Distributions and Sale of Portfolio Shares[1]	11.15%	13.73%	11.02%
MSCI All Country World (Net) Index (Reflects No Deduction for Fees, Expenses, or U.S. Taxes)	18.54%	14.40%	11.85%
1After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
Management
Investment Adviser
Harding Loevner serves as investment adviser to the Portfolio.
Portfolio Managers
Peter Baughan, Scott Crawshaw, Jingyi Li, Christopher Mack, Richard Schmidt, and Moon Surana serve as the portfolio managers of the Global Equity Portfolio. Mr. Baughan has held his position since February 2003, Mr. Crawshaw has held his position since January 2018, Mr. Li has held his position since February 2019, Mr. Mack has held his position since June 2014, Mr. Schmidt has held his position since February 2015, and Ms. Surana has held her position since January 2022. Messrs. Baughan and Li are the co-lead portfolio managers.
Purchase and Sale of Portfolio Shares
The minimum initial investment in the Advisor Class of the Portfolio is $5,000. Additional purchases may be for any amount. You may purchase, redeem (sell) or exchange shares of the Portfolio on any business day through certain authorized brokers and other financial intermediaries or directly from the Portfolio by mail, telephone, or wire.
Tax Considerations
The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Upon withdrawal, your investment through a tax-deferred arrangement may become taxable.
Payments to Brokers-Dealers and Other Financial Intermediaries
If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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International Equity Portfolio
Portfolio Summary | February 28, 2022 | Investor Class HLMNX

Investment Objective
The International Equity Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of companies based outside the United States.
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Investor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Management Fees	0.66%
Distribution (Rule 12b-1) Fees	0.25%
Other Expenses[1]	0.20%
Total Annual Portfolio Operating Expenses	1.11%
1Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
Example:
This example is intended to help you compare the cost of investing in the Investor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Investor Class’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$113	$353	$612	$1,352
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the
Portfolio’s portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio invests primarily in companies based in developed markets outside the United States as well as in companies in emerging and frontier markets. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing, and strongly competitive, and whose shares are reasonably priced relative to estimates of their value. To reduce its volatility, the Portfolio is diversified across dimensions of geography, industry, currency, and market capitalization. The Portfolio normally holds investments across at least 15 countries.
Factors bearing on whether a company is considered to be “based” outside the United States may include: (1) it is legally domiciled outside the United States; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, outside the United States; or (3) it has the principal exchange listing for its securities outside the United States.
The Portfolio will normally invest broadly in equity securities of companies domiciled in the following countries and regions: (1) Europe; (2) the Pacific Rim; (3) Canada and Mexico; and (4) countries with emerging or frontier markets. At least 65% of the Portfolio’s total assets will be denominated in at least three currencies other than the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts (collectively, “Depositary Receipts”), will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are principally traded.
The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, preferred stocks, rights, and warrants issued by companies that are based outside the United States, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest. The Portfolio also may invest in securities of U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances not more than 15% of the Portfolio’s total assets will be invested in securities of U.S. companies.
Because some emerging market may present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities to gain exposure to those countries.
Principal Risks
The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:

3

Market Risk. The value of investments in the Portfolio may fluctuate suddenly and unexpectedly as a result of various market and economic factors, including those affecting individual companies, issuers or particular industries.
Currency Risk. Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.
Foreign Investment Risk. Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.
Emerging and Frontier Market Risk. Emerging and frontier market securities involve certain risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries. The smaller size and lower levels of liquidity in emerging markets, as well as other factors, contribute to greater volatility. Because of this volatility, this Portfolio is better suited for long-term investors.
NAV Risk. The net asset value of the Portfolio and the value of your investment will fluctuate.
Portfolio Performance
The following bar chart shows how the investment results of the Portfolio’s Investor Class shares have varied from year to year. The table that follows shows how the average annual total returns of the Portfolio’s Investor Class shares compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How the Investor Class shares of the Portfolio have performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future.
Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435-8105.
International Equity Portfolio

The best calendar quarter return during the period shown above was 18.20% in the second quarter of 2020; the worst was -19.41% in the first quarter of 2020.
Average Annual Total Returns
(for the Periods Ended December 31, 2021)
	1-Year	5-Year	10-Year
Harding Loevner International Equity Portfolio – Investor Class
Return Before Taxes	8.16%	12.43%	9.47%
Return After Taxes on Distributions[1]	7.72%	12.19%	9.31%
Return After Taxes on Distributions and Sale of Portfolio Shares[1]	5.32%	9.99%	7.84%
MSCI All Country World ex-U.S. (Net) Index (Reflects No Deduction for Fees, Expenses, or U.S. Taxes)	7.82%	9.61%	7.28%
1After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
Management
Investment Adviser
Harding Loevner serves as investment adviser to the Portfolio.
Portfolio Managers
Ferrill Roll, Andrew West, Bryan Lloyd, Patrick Todd and Babatunde Ojo serve as the portfolio managers of the International Equity Portfolio. Mr. Roll has held his position since October 2004, Mr. West has held his position since June 2014, Mr. Lloyd has held his position since June 2014, Mr. Todd has held his position since January 2017 and Mr. Ojo has held his position since January 2021. Messrs. Roll and West are the co-lead portfolio managers.
Purchase and Sale of Portfolio Shares
The minimum initial investment in the Investor Class of the Portfolio is $5,000. Additional purchases may be for any amount. You may purchase, redeem (sell) or exchange shares of the Portfolio on any business day through certain authorized brokers and other financial intermediaries or directly from the Portfolio by mail, telephone, or wire.
Tax Considerations
The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Upon withdrawal, your investment through a tax-deferred arrangement may become taxable.
Payments to Brokers-Dealers and Other Financial Intermediaries
If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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International Small Companies Portfolio
Portfolio Summary | February 28, 2022 | Investor Class HLMSX

Investment Objective
The International Small Companies Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of small companies based outside the United States.
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Investor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Management Fees	0.95%
Distribution (Rule 12b-1) Fees	0.25%
Other Expenses[1]	0.26%
Total Annual Portfolio Operating Expenses	1.46%
Fee Waiver and/or Expense Reimbursement[2]	-0.06%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.40%
1Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
2Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Investor Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.40% through February 28, 2023. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.
Example:
This example is intended to help you compare the cost of investing in the Investor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Investor Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2023. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$143	$456	$792	$1,741
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 13% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio invests primarily in small companies based outside the United States, including companies in emerging and frontier as well as in developed markets. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing, and strongly competitive, and whose shares are reasonably priced relative to estimates of their value.
Companies considered to be small are those having a market capitalization, at time of purchase, within the range of the market capitalization of companies in the Portfolio’s benchmark index, currently the MSCI All Country World ex-U.S. Small Cap Index (the “Index”). As of December 31, 2021, the range of market capitalization of companies in the Index was US$56.9 million to US$16.0 billion. To reduce its volatility, the Portfolio is diversified across dimensions of geography, industry, and currency. The Portfolio normally holds investments across at least 15 countries.
Factors bearing on whether a company is considered to be “based” outside the United States may include: (1) it is legally domiciled outside the United States; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, outside the United States; or (3) it has the principal exchange listing for its securities outside the United States.
The Portfolio will normally invest broadly in equity securities of small companies domiciled in the following countries and regions: (1) Europe; (2) the Pacific Rim; (3) Canada and Mexico; and (4) countries with emerging or frontier markets. At least 65% of the Portfolio’s total assets will be denominated in at least three currencies other than the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts (collectively, “Depositary Receipts”) will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are principally traded.
The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, preferred stocks, rights, and warrants issued by

5

small companies that are based outside the United States, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest. If the Portfolio continues to hold securities of small companies whose market capitalization, subsequent to purchase, grows to exceed the upper range of the market capitalization of the Index, it may continue to treat them as small for the purposes of the 80% requirement. The Portfolio also may invest in securities of small U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances not more than 15% of the Portfolio’s total assets will be invested in securities of U.S. companies.
Because some emerging market countries may present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities to gain exposure to those countries.
Principal Risks
The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:
Market Risk. The value of investments in the Portfolio may fluctuate suddenly and unexpectedly as a result of various market and economic factors, including those affecting individual companies, issuers or particular industries.
Currency Risk. Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.
Foreign Investment Risk. Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.
Emerging and Frontier Market Risk. Emerging and frontier market securities involve certain risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries. The smaller size and lower levels of liquidity in emerging markets, as well as other factors, contribute to greater volatility. Because of this volatility, this Portfolio is better suited for long-term investors.
Small Company Risk. The securities of small companies have historically exhibited more volatility with a lower degree of liquidity than larger companies.
NAV Risk. The net asset value of the Portfolio and the value of your investment will fluctuate.
Portfolio Performance
The following bar chart shows how the investment results of the Portfolio’s Investor Class shares have varied from year to year. The table that follows shows how the average annual total returns of the Portfolio’s Investor Class shares compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How the Investor Class shares of the Portfolio have performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future.
Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435-8105.
International Small Companies Portfolio

The best calendar quarter return during the period shown above was 24.17% in the second quarter of 2020; the worst was -26.28% in the first quarter of 2020.
Average Annual Total Returns
(for the Periods Ended December 31, 2021)
	1-Year	5-Year	10-Year
Harding Loevner International Small Companies Portfolio – Investor Class
Return Before Taxes	12.86%	13.91%	11.41%
Return After Taxes on Distributions[1]	12.10%	13.37%	10.80%
Return After Taxes on Distributions and Sale of Portfolio Shares[1]	8.13%	11.11%	9.37%
MSCI All Country World ex-U.S. Small Cap (Net) Index (Reflects No Deduction for Fees, Expenses, or U.S. Taxes)	12.93%	11.21%	9.46%
1After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
Management
Investment Adviser
Harding Loevner serves as investment adviser to the Portfolio.
Portfolio Managers
Jafar Rizvi and Anix Vyas serve as the portfolio managers of the International Small Companies Portfolio. Mr. Rizvi has held his position since June 2011 and Mr. Vyas has held his position since April 2018. Messrs. Rizvi and Vyas are co-lead portfolio managers.

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Purchase and Sale of Portfolio Shares
The minimum initial investment in the Investor Class of the Portfolio is $5,000. Additional purchases may be for any amount. You may purchase, redeem (sell) or exchange shares of the Portfolio on any business day through certain authorized brokers and other financial intermediaries or directly from the Portfolio by mail, telephone, or wire.
Tax Considerations
The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Upon withdrawal, your investment through a tax-deferred arrangement may become taxable.
Payments to Brokers-Dealers and Other Financial Intermediaries
If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Emerging Markets Portfolio
Portfolio Summary | February 28, 2022 | Advisor Class HLEMX

Investment Objective
The Emerging Markets Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of companies based in emerging markets.
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Advisor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Management Fees	0.97%
Distribution (Rule 12b-1) Fees	None
Other Expenses[1]	0.22%
Total Annual Portfolio Operating Expenses	1.19%
1Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
Example:
This example is intended to help you compare the cost of investing in the Advisor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Advisor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Advisor Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Advisor Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$121	$378	$654	$1,443
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio invests primarily in companies that are based in emerging and frontier markets. Emerging and frontier markets offer investment opportunities that arise from long-term trends in demographics, deregulation, offshore outsourcing, and improving corporate governance in developing countries. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing, and strongly competitive, and whose shares are reasonably priced relative to estimates of their value. To reduce its volatility, the Portfolio is diversified across dimensions of geography, industry, and currency. The Portfolio normally holds investments across at least 15 countries. Emerging and frontier markets include countries that have an emerging stock market as defined by Morgan Stanley Capital International, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics. Emerging and frontier markets tend to have relatively low gross national product per capita compared to the world’s major economies and may have the potential for rapid economic growth.
Factors bearing on whether a company is considered to be “based” in an emerging or frontier market may include: (1) it is legally domiciled in an emerging or frontier market; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, in an emerging or frontier market; or (3) it has the principal exchange listing for its securities in an emerging or frontier market.
The Portfolio will invest broadly in equity securities of companies domiciled in one of at least 15 countries with emerging or frontier markets, generally considered to include all countries except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. At least 65% of the Portfolio’s total assets will be denominated in at least three currencies other than the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts (collectively, “Depositary Receipts”) will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are principally traded.
The Portfolio invests at least 65% of its total assets in common stocks, preferred stocks, rights, and warrants issued by companies that are based in emerging or frontier markets, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest. The Portfolio also may invest in securities of U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances, not more than

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15% of the Portfolio’s total assets will be invested in securities of U.S. companies.
The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in emerging markets securities, which includes frontier markets securities, and investment companies that invest in the types of securities in which the Portfolio would normally invest.
Because some emerging market countries may present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities to gain exposure to those countries.
Principal Risks
The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:
Market Risk. The value of investments in the Portfolio may fluctuate suddenly and unexpectedly as a result of various market and economic factors, including those affecting individual companies, issuers or particular industries.
Currency Risk. Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.
Foreign Investment Risk. Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.
Emerging and Frontier Market Risk. The Portfolio may invest in the securities of companies in emerging and frontier markets (including China, which generally comprises a significant percentage of emerging markets benchmarks). Emerging and frontier market securities involve certain risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. In addition, companies in emerging and frontier markets may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. or developed market countries. Such companies may also be located in countries where the universe of eligible investments is impacted by U.S. sanctions laws. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries. The smaller size and lower levels of liquidity in emerging markets, as well as other social, economic, regulatory and political factors, contribute to greater volatility. Because of this volatility, this Portfolio is better suited for long-term investors.
NAV Risk. The net asset value of the Portfolio and the value of your investment will fluctuate.
Risks Associated with China and Hong Kong. Investing in Chinese companies will subject the Portfolio more generally to the risks of associating with investing in China and Hong Kong.
The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency- denominated obligations. Changes in these policies could adversely impact affected industries or Chinese companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the United States. Accounting, auditing, financial, and other reporting standards, practices and disclosure requirements in China are different, sometimes in fundamental ways, from those in the United States and certain Western European countries. Although the Chinese government adopted a new set of Accounting Standards for Business Enterprises effective January 1, 2007, which are similar to the International Financial Reporting Standards, the accounting practices in China continue to be frequently criticized and challenged. In addition, China does not allow the Public Company Accounting Oversight Board to inspect the work that auditors perform in China for Chinese companies in which the Portfolio may invest. That inspection organization conducts on-going reviews of audits by U.S. accounting firms. As a result, financial reporting by companies domiciled in China does not have as much regulatory oversight as reporting by companies in the United States. The Portfolio may also be limited in its ability to invest in certain securities by executive orders and other regulatory actions that target publicly-traded securities of Chinese companies.
As part of Hong Kong’s transition from British to Chinese sovereignty in 1997, China agreed to allow Hong Kong to maintain a high degree of autonomy with regard to its political, legal and economic systems for a period of at least 50 years. If China were to further exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Portfolio’s investments. The Shanghai and Shenzhen stock exchanges may close for extended periods for holidays or otherwise, which impacts the Portfolio’s ability to trade in A-Shares during those periods. In addition, the Shanghai-Hong Kong Stock Connect and the Shenzhen-Hong Kong Stock Connect programs, which are used by foreign investors to access China A-Shares, are relatively new structures that are subject to certain legal and structural risks.
Financials Sector Risk. To the extent the Portfolio invests in securities and other obligations of issuers in the financials sector, the Portfolio will be vulnerable to events affecting companies in the financials industry. Examples of risks affecting the financials sector include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy, and price competition. In addition, financials companies are often more highly leveraged than other companies, making them inherently riskier. As of October 31, 2021, the Portfolio had 23.2% of net assets invested in the financials sector.
Portfolio Performance
The following bar chart shows how the investment results of the Portfolio’s Advisor Class shares have varied from year to year. The table that follows shows how the average total returns of the Portfolio’s Advisor Class shares compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How the Advisor Class shares of

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the Portfolio have performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future.
Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435-8105.
Emerging Markets Portfolio

The best calendar quarter return during the period shown above was 22.65% in the fourth quarter of 2020; the worst was -27.91% in the first quarter of 2020.
Average Annual Total Returns
(for the Periods Ended December 31, 2021)
	1-Year	5-Year	10-Year
Harding Loevner Emerging Markets Portfolio – Advisor Class
Return Before Taxes	-3.40%	8.67%	6.43%
Return After Taxes on Distributions[1]	-5.07%	8.20%	5.91%
Return After Taxes on Distributions and Sale of Portfolio Shares[1]	-0.58%	6.95%	5.25%
MSCI Emerging Markets (Net) Index (Reflects No Deduction for Fees, Expenses, or U.S. Taxes)	-2.54%	9.88%	5.49%
1After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
Management
Investment Adviser
Harding Loevner serves as investment adviser to the Portfolio.
Portfolio Managers
Scott Crawshaw, Craig Shaw, Pradipta Chakrabortty, and Richard Schmidt serve as the portfolio managers of the Emerging Markets Portfolio. Mr. Crawshaw has held his position since June 2014, Mr. Shaw has held his position since December 2006, Mr. Chakrabortty has held his position since January 2015, and Mr. Schmidt has held his position since December 2011. Messrs. Crawshaw and Shaw are the co-lead portfolio managers. Effective July 1, 2022, Messrs. Chakrabortty and Crawshaw will serve as co-lead portfolio managers and Mr. Shaw will no longer serve as a portfolio manager of the Portfolio.
Purchase and Sale of Portfolio Shares
The minimum initial investment in the Advisor Class of the Portfolio is $5,000. Additional purchases may be for any amount. You may purchase, redeem (sell) or exchange shares of the Portfolio on any business day through certain authorized brokers and other financial intermediaries or directly from the Portfolio by mail, telephone, or wire. Shares of the Emerging Markets Portfolio may not be available for purchase by all investors through financial intermediaries. For more information, see the section captioned “Shareholder Information—Purchase and Redemption of Shares” in the Portfolio’s prospectus.
Tax Considerations
The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Upon withdrawal, your investment through a tax-deferred arrangement may become taxable.
Payments to Brokers-Dealers and Other Financial Intermediaries
If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Frontier Emerging Markets Portfolio
Portfolio Summary | February 28, 2022 | Investor Class HLMOX

Investment Objective
The Frontier Emerging Markets Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets.
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Investor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Management Fees	1.35%
Distribution (Rule 12b-1) Fees	0.25%
Other Expenses[1]	0.52%
Total Annual Portfolio Operating Expenses	2.12%
Fee Waiver and/or Expense Reimbursement[2]	-0.12%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	2.00%
1Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
2Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Investor Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 2.00% through February 28, 2023. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.
Example:
This example is intended to help you compare the cost of investing in the Investor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Investor Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2023. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$203	$652	$1,128	$2,442
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 30% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio invests primarily in companies that are based in frontier emerging markets, including the smaller traditionally-recognized emerging markets. Frontier emerging markets, with the exception of the oil-producing Gulf States and certain of the smaller traditionally-recognized emerging markets, tend to have relatively low gross national product per capita compared to the larger traditionally-recognized emerging markets and the world’s major developed economies. The frontier emerging markets include the least developed markets even by emerging markets standards. Frontier emerging markets offer investment opportunities that arise from long-term trends in demographics, deregulation, offshore outsourcing, and improving corporate governance in developing countries. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing, and strongly competitive, and whose shares are reasonably priced relative to estimates of their value. To reduce its volatility, the Portfolio is diversified across dimensions of geography, industry, and currency. The Portfolio normally holds investments across at least 15 countries.
As used herein, frontier emerging markets include countries that are represented in the MSCI Frontier Markets Index or the S&P Frontier Markets BMI, or similar market indices, and the smaller of the traditionally-recognized emerging markets, such as those individually constituting less than 5% of the MSCI Emerging Markets Index or the S&P Emerging Markets BMI. Factors bearing on whether a company is considered to be “based” in a frontier emerging market may include: (1) it is legally domiciled in a frontier emerging market; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, in frontier emerging markets; or (3) it has the principal exchange listing for its securities in a frontier emerging market. Frontier emerging markets generally include all countries except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States and the larger traditionally-recognized emerging markets of Taiwan, South Korea, Mexico, South Africa, Brazil, India, China, and Russia. At least 65% of the Portfolio’s total assets will be denominated in at least three currencies other than the U.S. dollar.

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For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts (collectively, “Depositary Receipts”) will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are principally traded.
The Portfolio invests at least 65% of its total assets in common stocks, preferred stocks, rights, and warrants issued by companies that are based in the frontier emerging markets, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest. The Portfolio also may invest in securities of U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances, not more than 15% of the Portfolio’s total assets will be invested in securities of U.S. companies.
The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in frontier emerging market securities, and investment companies that invest in the types of securities in which the Portfolio would normally invest.
The Portfolio may invest up to 35% of its total assets in securities of companies in any one industry if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index, currently the MSCI Frontier Emerging Markets Index.
Because some frontier emerging market countries may present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities to gain exposure to those countries.
Principal Risks
The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:
Market Risk. The value of investments in the Portfolio may fluctuate suddenly and unexpectedly as a result of various market and economic factors, including those affecting individual companies, issuers or particular industries.
Currency Risk. Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.
Foreign Investment Risk. Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.
Frontier Emerging Market Risk. Frontier emerging market securities involve certain risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. Economic or political instability may cause larger price changes in frontier emerging market securities than in securities of issuers based in more developed foreign countries, including securities of issuers based in larger emerging markets. Frontier emerging markets generally receive less investor attention than developed markets and larger emerging markets.
Concentration Risk. The Portfolio may invest up to 35% of its total assets in securities of companies in any one industry if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index, currently the MSCI Frontier Emerging Markets Index. Accordingly, at any time the Portfolio has such a concentration of investments in a single industry group, it will be particularly vulnerable to factors that adversely affect that industry group.
NAV Risk. The net asset value of the Portfolio and the value of your investment will fluctuate.
Financials Sector Risk. To the extent the Portfolio invests in securities and other obligations of issuers in the financials sector, the Portfolio will be vulnerable to events affecting companies in the financials industry. Examples of risks affecting the financials sector include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy, and price competition. In addition, financials companies are often more highly leveraged than other companies, making them inherently riskier. As of October 31, 2021, the Portfolio had 35.2% of net assets invested in the financials sector.
Portfolio Performance
The following bar chart shows how the investment results of the Portfolio’s Investor Class shares have varied from year to year. The table that follows shows how the average annual total returns of the Portfolio’s Investor Class shares compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How the Investor Class shares of the Portfolio have performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future.
Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435-8105.
Frontier Emerging Markets Portfolio

The best calendar quarter return during the period shown above was 20.48% in the second quarter of 2020; the worst was -32.08% in the first quarter of 2020.

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Average Annual Total Returns
(for the Periods Ended December 31, 2021)
	1-Year	5-Year	10-Year
Harding Loevner Frontier Emerging Markets Portfolio – Investor Class
Return Before Taxes	9.82%	4.91%	4.39%
Return After Taxes on Distributions[1]	9.82%	4.77%	4.29%
Return After Taxes on Distributions and Sale of Portfolio Shares[1]	6.03%	3.95%	3.60%
MSCI Frontier Emerging Markets (Net) Index (Reflects No Deduction for Fees, Expenses, or U.S. Taxes)	4.29%	4.63%	3.81%
1After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The return after taxes on distributions and sale of Portfolio shares may exceed the Portfolio’s other returns due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
Management
Investment Adviser
Harding Loevner serves as investment adviser to the Portfolio.
Portfolio Managers
Pradipta Chakrabortty, Sergey Dubin and Babatunde Ojo serve as the portfolio managers of the Frontier Emerging Markets Portfolio. Mr. Chakrabortty has held his position since December 2008, Mr.
Dubin has held his position since January 2022, and Mr. Ojo has held his position since June 2014. Messrs. Chakrabortty and Ojo are co-lead portfolio managers.
Purchase and Sale of Portfolio Shares
The minimum initial investment in the Investor Class of the Portfolio is $5,000. Additional purchases may be for any amount. You may purchase, redeem (sell) or exchange shares of the Portfolio on any business day through certain authorized brokers and other financial intermediaries or directly from the Portfolio by mail, telephone, or wire.
Tax Considerations
The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Upon withdrawal, your investment through a tax-deferred arrangement may become taxable.
Payments to Brokers-Dealers and Other Financial Intermediaries
If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investment Objectives and Investment Process
Harding, Loevner Funds, Inc. (the “Fund”) is a no-load, open-end management investment company that currently has ten separate portfolios, including the Global Equity Portfolio, International Equity Portfolio, International Small Companies Portfolio, Emerging Markets Portfolio, and Frontier Emerging Markets Portfolio, whose Advisor and Investor Class shares are offered in this Prospectus (each, a “Portfolio,” and collectively, the “Portfolios”). Each Portfolio has its own investment objective, strategy, and policies. The Fund is advised by Harding Loevner. There is no assurance that a Portfolio will achieve its investment objective.
The investment objectives, policies, and risks of the Portfolios are detailed below. Except as otherwise indicated, the Fund’s board of directors (the “Board of Directors”) may change the investment policies at any time to the extent that such changes are consistent with the investment objective of the applicable Portfolio. However, each Portfolio’s investment objective is fundamental and may not be changed without a majority vote of the Portfolio’s outstanding shares, which is defined under the Investment Company Act of 1940, as amended, as the lesser of (a) 67% of the shares of the applicable Portfolio present or represented if the holders of more than 50% of the shares are present or represented at the shareholders’ meeting, or (b) more than 50% of the shares of the applicable Portfolio (a “majority vote”).
The Portfolios may, from time to time, take temporary defensive positions that are inconsistent with the Portfolios’ principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For temporary defensive purposes, the Portfolios may temporarily hold cash (foreign currencies or multinational currency) and/or invest up to 100% of their assets in high quality debt securities or money market instruments of U.S. or foreign issuers. The Portfolios may miss certain investment opportunities if they use such temporary defensive strategies and thus may not achieve their investment objectives.
Investment Objectives
The investment objective of each Portfolio is:
Portfolio	Objective
Global Equity	Seeks long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States
International Equity	Seeks long-term capital appreciation through investments in equity securities of companies based outside the United States
International Small Companies	Seeks long-term capital appreciation through investments in equity securities of small companies based outside the United States
Emerging Markets	Seeks long-term capital appreciation through investments in equity securities of companies based in emerging markets
Frontier Emerging Markets	Seeks long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets
Investment Process
Harding Loevner believes investing in the shares of high-quality growing businesses at reasonable prices leads to superior risk-adjusted returns over the long-term. The firm manages the Portfolios utilizing a bottom-up, business-focused approach based on careful study of individual companies and the competitive dynamics of the global industries in which they participate. The process Harding Loevner uses to identify and value companies consists of four parts: (1) Initial Qualification of companies for further research; (2) In-Depth Research into the businesses of qualified candidates; (3) Valuation and Rating of securities of potential investments; and (4) Portfolio Construction by selecting from analyst-rated securities to create diversified and non-diversified portfolios from the most-promising opportunities.
To qualify companies for intensive research, Harding Loevner’s investment analysts survey companies in their assigned portions of the investment universe to identify potential candidates that meet four key criteria. They must exhibit: (i) Competitive Advantages that enable them to earn high margins that can be sustained over time; (ii) Sustainable Growth in sales, earnings, and cash flows; (iii) Financial Strength, in terms of free cash flow and available borrowing capacity; and (iv) Quality Management including a proven record of success and respect for interests of minority shareholders. Sources for investment ideas include, but are not limited to, analysts’ investigations into the competitors, suppliers, and customers of existing companies under research; their encounters with companies during onsite company visits, investor conferences, trade shows, and other research travel; and objective screens on company fundamentals using Harding Loevner’s quality and growth metrics.
Companies that appear qualified on these key criteria are then examined more intensively using primary and secondary sources, including company reports, management interviews, contact with trade associations, and visits to company facilities. Using a proprietary scoring system known as the Quality Assessment (“QA”) framework, investment analysts assess qualified companies on ten quality and growth characteristics, including environmental, social and governance (“ESG”) risks and opportunities. This framework aids analysts in gaining insight into companies’ competitive positions and the extent and durability of their growth prospects, and facilitates comparing businesses across different countries and industries.
To evaluate the investment potential of the strongest candidates, analysts use a multi-stage cash-flow return on investment approach to construct financial models incorporating their

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forecasts for long-term growth in earnings and cash flows. The financial models include adjustments based upon the QA score. Analysts primarily use a discounted cash flow analysis to estimate the value of companies’ securities. Based upon their business forecasts and evaluation of investment potential, analysts predict the relative price performance of stocks under their coverage, and issue purchase and sale recommendations accordingly. When issuing a recommendation on the stock of a company, analysts also set out expectations for the future business performance of the company (“mileposts”). These mileposts provide analysts with an indelible record of their expectations for the business and form the basis of ongoing review of the company’s progress.
In constructing portfolios for the Global Equity, International Equity, International Small Companies, Emerging Markets, and Frontier Emerging Markets Portfolios, Harding Loevner’s portfolio managers select among the analyzed securities. The portfolio managers take into consideration the securities’ predicted relative price performance, the timeliness and investment potential, the implications for portfolio risk of their selections, and the requirement to observe portfolio diversification guidelines, as applicable.
A holding is reduced or removed from a Portfolio if and when it: (i) grows to too large a proportion of the portfolio, in terms of its impact on portfolio risk; (ii) becomes substantially overpriced in relation to its estimated value; (iii) fails to achieve the pre-established milestones for business (as opposed to share price) performance, including breach of trust by management; or (iv) is displaced by more compelling investment opportunities.
ESG Integration. Harding Loevner seeks to achieve the best possible risk-adjusted investment returns in managing the Fund. Companies that operate with disregard for the environment, for the welfare of societies in which they conduct their business, or for sound principles of governance by which the interests of their shareholders are protected put their financial results at long-term risk. Alternatively, companies may strengthen their long-term prospects by identifying and mitigating material ESG-related risks or by taking advantage of new opportunities that may arise from material ESG-related trends. In evaluating equity securities, Harding Loevner considers ESG-related risks and opportunities explicitly. For each company under research coverage, the responsible analyst estimates the extent to which each of numerous ESG factors represents a risk that could threaten, or an opportunity that could support, the company’s long-term growth and profitability. The estimates are aggregated across ESG factors to determine an overall ESG score for the company. The ESG scorecard is a consistent framework for assessing and comparing companies’ potential ESG risks and opportunities across all industries and geographies. A company’s ESG score may affect the analyst’s long-term forecasts of its growth, profit margins, capital intensity, or competitive position. A company’s overall ESG score is also a parameter of Harding Loevner’s equity valuation model, wherein it influences the estimated duration of future cash flow growth. Portfolio managers consider ESG factors among other factors affecting risk and expected returns in choosing among companies approved by analysts.

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Additional Information on Portfolio Investment Strategies
and Risks
Other Investment Strategies
The Global Equity, International Equity, and International Small Companies Portfolios may each invest up to 20%, and the Emerging Markets and Frontier Emerging Markets Portfolios may each invest up to 35%, of their respective total assets in debt securities of domestic and foreign issuers, including emerging market and frontier emerging market issuers. The types of debt securities the Portfolios may invest in include instruments such as corporate bonds, debentures, notes, commercial paper, short-term notes, medium-term notes, and variable rate notes. Such securities may be rated below investment grade, that is, rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB by S&P Global Ratings Group, a division of S&P Global Inc. (“S&P”) and in unrated securities judged to be of equivalent quality (commonly referred to as “junk bonds”) as determined by Harding Loevner. However, a Portfolio may not invest in securities rated, at the time of investment, C or below by Moody’s, or D or below by S&P, or in securities of comparable quality as determined by Harding Loevner.
Risks Associated with the Portfolios’ Investment Policies
and Techniques
The share price of a Portfolio will change daily based on changes in the value of the securities that a Portfolio holds. The principal risks of investing in each of the Portfolios and the circumstances reasonably likely to cause the value of your investment to decline are described in the “Portfolio Summary” section of each Portfolio in this Prospectus. Additional information concerning those principal risks and the additional risks that apply to each Portfolio are set forth below. Please note that there are other circumstances that are not described here that could cause the value of your investment to decline and prevent a Portfolio from achieving its investment objective.
Market Risk. The value of the securities in which a Portfolio invests may fluctuate in response to the prospects of individual companies, particular industry sectors or governments and/or such factors as general economic conditions, political or regulatory developments, changes in interest rates, perceived desirability of equity securities relative to other investments, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as wars, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely impact the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Price changes may be temporary or last for extended periods. A Portfolio's investments may be over-weighted from time to time in one or more industry sectors, which will increase the Portfolio's exposure to risk of loss from adverse developments affecting those sectors.
Currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may experience steady or sudden fluctuation over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a Portfolio and denominated in those currencies.
Foreign Investments. Securities issued by foreign governments, foreign corporations, international agencies and obligations of foreign banks involve risks not associated with securities issued by U.S. entities. Changes in foreign currency exchange rates may affect the value of investments of a Portfolio. With respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation and political or social instability or diplomatic developments that could affect investment in those countries. There may be less publicly-available information about a foreign financial instrument than about a U.S. instrument and foreign entities may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of U.S. entities. A Portfolio could encounter difficulties in obtaining or enforcing a judgment against the issuer in certain foreign countries. Such risks may be magnified with respect to securities of issuers in frontier emerging markets. In addition, economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions could, among other things, effectively restrict or eliminate a Portfolio’s ability to purchase or sell securities or groups of securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. In addition, as a result of economic sanctions, a Portfolio may be forced to sell or otherwise dispose of investments at inopportune times or prices. Certain foreign investments may also be subject to foreign withholding or other taxes, although the Portfolio will seek to minimize such withholding taxes whenever practical. Investors may be able to deduct such taxes in computing their taxable income or to use such amounts as credits (subject to a holding period and certain other restrictions) against their U.S. income taxes if more than 50% of the Portfolio’s total assets at the close of any taxable year consist of stock or securities of foreign corporations. Ownership of unsponsored Depositary Receipts may not entitle the Portfolio to financial or other reports from the issuer to which it would be entitled as the owner of sponsored Depositary Receipts. See also “Shareholder Information—Tax Considerations” below.
Emerging and Frontier Market Securities. The risks of investing in foreign securities may be intensified in the case of investments in issuers domiciled or doing substantial business in developing countries with limited or immature capital markets. Security prices and currency valuations in emerging and frontier markets can be significantly more volatile than in the more established markets of the developed nations, reflecting the greater uncertainties of investing in less mature markets and economies. In particular, developing countries may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of developing countries may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from extreme debt burdens or volatile inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction

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settlement and dividend collection procedures may be less reliable than in developed markets. Securities of issuers located in developing countries may have limited marketability and may be subject to more abrupt or erratic price movements.
Geopolitical Risk. The value of your investment in a Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities a Portfolio owns and the markets in which the securities trade. The interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Portfolio may decline in value due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, epidemics and pandemics, wars, terrorism, regulatory events and governmental or quasi-governmental actions. Further, the recent rise of nationalist economic policies, including trade protectionism may have a negative impact on the Portfolios' performance. It is difficult to predict when similar events or policies may affect the U.S. or global financial markets or the effects that such events or policies may have. Any such events or policies could have a significant adverse impact on the value and risk profile of a Portfolio.
Geographic Risk. Concentration of the investments of a Portfolio in issuers located in a particular country or region will subject such Portfolio, to a greater extent than if investments were less concentrated, to the risks of volatile economic cycles and/or conditions, and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; social, political, regulatory, economic or environmental developments; or natural disasters.
ESG Integration. Harding Loevner's integration of ESG-related risks and opportunities as part of its investment process may impact a Portfolio’s performance, including relative to similar funds that do not consider such risks and opportunities. Harding Loevner's assessment of ESG-related risks and opportunities in the course of identifying and selecting investments requires subjective judgment, which may turn out to be incorrect. Such assessment is also made more difficult when relevant data about a company is limited. A company’s ESG-related risks and opportunities or Harding Loevner’s assessment of such risks and opportunities may change over time.
Risks Associated with Investing in Chinese Companies. Investing in Chinese companies involves a higher degree of risk than investing in companies located in, or otherwise principally exposed to, other regions and economies, including one or more of the following risks:
China. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. The economy, industries, and securities and currency markets of China are particularly vulnerable to the region’s dependence on exports and international trade and increasing competition from Asia’s other low-cost emerging economies. The imposition of tariffs or other trade barriers by the U.S. or foreign governments on Chinese exports and other restrictions on or barriers to investment in China may adversely impact Chinese companies. Currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation as a result of internal social unrest or conflicts with other countries may have negative effects on the economies and securities markets in which Chinese companies operate.
The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. For over three decades, the Chinese government has been reforming economic and market practices, providing a larger sphere for private ownership of property, and interfering less with market forces. While currently contributing to growth and prosperity, these reforms could be altered or discontinued at any time. Changes in these policies could adversely impact affected industries or companies in China. In addition, the Chinese government may actively attempt to influence the operation of Chinese markets through currency controls, direct investments, limitations on specific types of transactions (such as short selling), limiting or prohibiting investors (including foreign institutional investors) from selling holdings in Chinese companies, or other similar actions. Furthermore, U.S. regulatory authorities often have substantial difficulties in bringing and enforcing actions against non-U.S. companies and non-U.S. persons, including company directors and officers, in certain emerging markets, including China. Investments in Chinese companies are subject to the risk of confiscatory taxation, nationalization or expropriation of assets, potentially frequent changes in the law, and imperfect information because companies in the China region may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. The occurrence of catastrophic events (such as hurricanes, earthquakes, pandemic disease, acts of terrorism and other catastrophes) in China could also have a negative impact on a Portfolio.
Military conflicts, either in response to internal social unrest or conflicts with other countries, could disrupt the economic development in China. China’s long-running conflict over Taiwan remains unresolved, while territorial border disputes persist with several neighboring countries. While economic relations with Japan have deepened, the political relationship between the two countries has become more strained in recent years, which could weaken economic ties. There is also a greater risk involved in currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. The Chinese government also sometimes takes actions intended to increase or decrease the values of Chinese stocks. China’s economy, particularly its export-oriented sectors, may be adversely impacted by trade or political disputes with China’s major trading partners, including the United States.
In addition, as its consumer class continues to grow, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. Social cohesion in China is being tested by growing income inequality and larger scale environmental degradation. Social instability could

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threaten China’s political system and economic growth, which could decrease the value of the Portfolio’s investments.
Accounting, auditing, financial, and other reporting standards, practices and disclosure requirements in China are different, sometimes in fundamental ways, from those in the United States and certain Western European countries. Although the Chinese government adopted a new set of Accounting Standards for Business Enterprises effective January 1, 2007, which are similar to the International Financial Reporting Standards, the accounting practices in China continue to be frequently criticized and challenged. In addition, China does not allow the Public Company Accounting Oversight Board to inspect the work that auditors perform in China for Chinese companies in which the Portfolio may invest. That inspection organization conducts on-going reviews of audits by U.S. accounting firms. As a result, financial reporting by companies domiciled in China does not have as much regulatory oversight as reporting by companies in the United States.
In November 2020, the President of the United States issued an Executive Order (the “Order”), which went into effect on January 11, 2021, to prohibit, among other things, any transaction by any U.S. person in publicly traded securities of certain companies determined to be affiliated with China’s military. In June 2021, the Order was amended to also prohibit any transaction by any U.S. person in publicly traded securities of certain companies determined to be affiliated with China’s surveillance technology sector. In December 2020, the President of the United States signed into law the Holding Foreign Companies Accountable Act (“HFCAA”), which requires companies publicly listed on stock exchanges in the United States to declare they are not owned or controlled by any foreign government. The Order, HFCAA, or similar future actions by the United States government, may limit the securities in which a Portfolio may invest.
Investing in certain China-related securities, such as Chinese A-shares listed and traded on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai-Hong Kong Stock Connect and Shenzhen-Hong Kong Stock Connect programs, has certain associated risks including a lack of certainty regarding how the People's Republic of China (“PRC”) securities regulations and listing rules of the Shanghai and Shenzhen Stock Exchanges will be applied; underdeveloped concepts of beneficial ownership and associated rights (i.e., participation in corporate actions and shareholder meetings); limitations on the ability to pursue claims against the issuer; and untested PRC trading, clearance and settlement procedures.
A Portfolio may gain economic exposure to certain operating companies in China through legal structures known as variable interest entities ("VIEs"). In a VIE structure, a China-based operating company ("Operating Company") typically establishes an offshore shell company ("Shell Company") in another jurisdiction, such as the Cayman Islands, which then enters into service and other contracts with the Operating Company and issues shares on a foreign exchange, like the New York Stock Exchange. Investors in VIEs hold stock in the Shell Company rather than directly in the Operating Company and the Shell Company may not own stock or other equity in the Operating Company. Certain Chinese companies have used VIEs to facilitate foreign investment because of Chinese governmental prohibitions or restrictions on non-Chinese ownership of companies in certain industries in China. Through a
VIE arrangement, the Operating Companies indirectly raise capital from U.S. investors without distributing ownership of the Operating Companies to U.S. investors.
Investments in VIEs are subject to risks in addition to those generally associated with investments in China. For example, breaches of the contractual arrangements, changes in Chinese law with respect to enforceability or permissibility of these arrangements or failure of these contracts to function as intended would likely adversely affect an investment in a VIE. In addition, VIEs are also subject to the risk of inconsistent and unpredictable application of Chinese law, that the Shell Company may lose control over the Operating Company and that the equity owners of the Operating Company may have interests conflicting with those of the Shell Company's investors. There is also uncertainty related to the Chinese taxation of VIEs and the Chinese tax authorities may take positions which result in increased tax liabilities. Thus, investors, such as the Portfolios, face risks and uncertainty about future actions or intervention by the government of China at any time and without notice that could suddenly and significantly affect VIEs and the enforceability of the Shell Company's contractual arrangements with the Operating Company. If these risks materialize, the value of investments in VIEs could be significantly adversely affected and a Portfolio could incur significant losses with no recourse available.
Hong Kong. As part of Hong Kong’s transition from British to Chinese sovereignty in 1997, China agreed to allow Hong Kong to maintain a high degree of autonomy with regard to its political, legal and economic systems for a period of at least 50 years. Under the agreement, China does not tax Hong Kong, does not limit the exchange of the Hong Kong dollar for foreign currencies and does not place restrictions on free trade in Hong Kong. However, there is no guarantee that China will continue to honor the agreement, and China may change its policies regarding Hong Kong at any time. If China were to further exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on a Portfolio’s investments. There is uncertainty as to whether China will continue to respect the relative independence of Hong Kong and refrain from exerting a tighter grip on Hong Kong’s political, economic and social concerns. In addition, the Hong Kong dollar trades within a fixed trading band rate to (or is “pegged” to) the U.S. dollar. This fixed exchange rate has contributed to the growth and stability of the Hong Kong economy. However, some market participants have questioned the continued viability of the currency peg. It is uncertain what effect any discontinuance of the currency peg and the establishment of an alternative exchange rate system would have on capital markets generally and the Hong Kong economy.
China is Hong Kong’s largest trading partner, both in terms of exports and imports. Changes in China’s economic policies, trade regulations or currency exchange rates may have an adverse impact on Hong Kong’s economy. Recent protests and unrest have increased tensions between Hong Kong and China.
Under the Basic Law of the Hong Kong Special Administrative Region (“SAR”) of the PRC, Hong Kong is exclusively in charge of its internal affairs and external relations, while the government of the

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PRC is responsible for its foreign affairs and defense. As a separate customs territory, Hong Kong maintains and develops relations with foreign states and regions. As of July 2020, the Chinese Standing Committee of the National People’s Congress enacted the Law of the People’s Republic of China on Safeguarding National Security in the Hong Kong SAR. As of the same month, Hong Kong is no longer afforded preferential economic treatment by the United States under U.S. law, and there is uncertainty as to how the economy of Hong Kong will be affected. Accordingly, it cannot be assured that Hong Kong’s status as a SAR of the PRC will remain unaffected, thereby further affecting its current relations with foreign states and regions. Any further changes in China’s policies could adversely affect market conditions and the performance of Hong Kong’s economy. There can be no assurance that there will be no additional political or social unrest or that such unrest will not lead to the disruption of the economic, political and social conditions of Hong Kong.
Hong Kong, Taiwan and Macau do not exercise the same level of control over their economies as does the PRC with respect to the PRC, but changes to their political and economic relationships with the PRC could adversely impact a Portfolio’s investments in companies based in Hong Kong, Taiwan and Macau.
Taiwan. The political reunification of China and Taiwan, over which China continues to claim sovereignty, is a highly complex issue and is unlikely to be settled in the near future. Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible. Any escalation of hostility between China and/or Taiwan would likely distort Taiwan’s capital accounts, as well as have a significant adverse impact on the value of investments in both countries and the region.
Macau. Although Macau is a SAR of China, it maintains a high degree of autonomy from China in economic matters. Macau’s economy is heavily dependent on the gaming sector and tourism industries, and its exports are dominated by textiles and apparel. Accordingly, Macau’s growth and development are highly dependent upon external economic conditions, particularly those in China.
Participation Notes. Participation notes are issued by banks, or broker-dealers, or their affiliates and are designed to replicate the return of a particular underlying equity or debt security, currency, or market. When the participation note matures, the issuer of the participation note will pay to, or receive from, a Portfolio the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Participation notes involve the same risks associated with a direct investment in the underlying security, currency, or market that they seek to replicate. A Portfolio has no rights under participation notes against the issuer(s) of the underlying security(ies) and must rely on the creditworthiness of the issuer(s) of the participation notes. In general, the opportunity to sell participation notes to a third party will be limited or nonexistent.
NAV Risk. The net asset value of a Portfolio and the value of your investment will fluctuate.
Financials Sector Risk. To the extent a Portfolio invests in securities and other obligations of issuers in the financials sector, the Portfolio will be vulnerable to events affecting companies in the financials industry. Examples of risks affecting the financials sector include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy, and price competition. In addition, financials companies are often more highly leveraged than other companies, making them inherently riskier.
Concentration Risk. The Frontier Emerging Markets Portfolio may invest up to 35% of its total assets in the securities of companies in any one industry if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index, currently the MSCI Frontier Emerging Markets Index. At any time the Portfolio has such a concentration of investments in a single industry group, it will be particularly vulnerable to adverse economic, political, and other factors that affect that industry group. Investment opportunities in many frontier emerging market countries may be concentrated in the banking industry. In many frontier emerging markets, banks are among the largest publicly-traded companies and their securities are among the most widely traded. The banking industry is a comparatively narrow segment of the economy generally, including in frontier emerging market countries and, therefore, the Portfolio may experience greater volatility than portfolios investing in a less-concentrated fashion or a broader range of industries. Issuers in the banking industry may be subject to additional risks such as increased competition within the industry, or changes in legislation, or government regulations affecting the industry. The value of the Portfolio’s shares may be particularly vulnerable to factors affecting the banking industry, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation, and price competition. Such risks may be magnified with respect to securities of issuers in frontier emerging markets. Please refer to the Portfolio’s SAI for further information relating to concentration.
Investment Style Risk. Different investment styles (e.g., “growth” or “value”) tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. One style will underperform other styles over certain periods when that style is out of favor or does not respond as positively to market or other events. The Portfolios may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. There may be market and economic conditions under which an investment philosophy emphasizing high business quality and earnings growth, as is applied to the Portfolios, will underperform other investment styles. At times, the market may place a greater emphasis on current dividends or to discount prospective returns on capital investment for future growth, which would tend to favor a value style of investing.
Management Risk. A strategy used by Harding Loevner may fail to produce the intended results or expected returns, causing a Portfolio to lose value or fail to meet its investment objective or underperform funds with similar investment objectives and strategies.

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Debt Security Risk. Debt securities may lose value due to unfavorable fluctuations in the level of interest rates or due to a decline in the creditworthiness of the issuer. As interest rates rise, the value of debt securities generally declines. This risk is generally greater for debt securities with longer maturities than for debt securities with shorter maturities.
Credit Quality. The value of an individual security or particular type of security can be more volatile than the market as a whole and can behave differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain other types of securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain other types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments, and such securities might be difficult to resell.
Counterparty (or Default) Risk. An issuer of fixed-income securities held by a Portfolio or a counterparty to a derivative transaction entered into by a Portfolio may default on its obligation to pay interest and repay principal. Generally, the lower the credit rating of a security, the greater the risk that the issuer of the security will default on its obligation. High-quality securities are generally believed to have relatively low degrees of credit risk. The Portfolios intend to enter into financial transactions only with counterparties that are creditworthy at the time of the transactions. There is always the risk that the analysis of creditworthiness is incorrect or may change due to market conditions. To the extent that a Portfolio focuses its transactions with a limited number of counterparties, it will be more susceptible to the risks associated with one or more counterparties.
Illiquid and Restricted Securities. Each Portfolio may invest up to 15% of the value of its net assets in illiquid securities. Illiquid securities are securities that the Portfolio does not reasonably expect to be able to be sold or disposed of in current market conditions within seven business days or less without the sale or disposition significantly changing the market value of the investment and includes securities with legal or contractual restrictions on resale, time deposits, repurchase agreements having maturities longer than seven days and securities that do not have readily available market quotations. In addition, although it does not expect to, a Portfolio may invest in securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the-counter. These factors may have an adverse effect on the Portfolio’s ability to dispose of particular securities and may limit a Portfolio’s ability to obtain accurate market quotations for purposes of valuing securities and calculating net asset value and to sell securities at fair value. If any privately placed securities held by a Portfolio are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration.
High Yield/High Risk Securities. The Portfolios may invest in debt and convertible securities rated lower than Baa by Moody’s or BBB by S&P, or unrated securities of equivalent quality (commonly referred to as “junk bonds”) as determined by Harding Loevner. Junk bonds typically offer a higher yield, but involve greater risk and are less liquid than higher grade debt securities. The lower the ratings of such debt securities, the greater their risks render them like equity securities. None of the Portfolios may invest in securities rated, at the time of investment, C or below by Moody’s, or D or below by S&P, or the equivalent as determined by Harding Loevner, which may be in default with respect to payment of principal or interest.
Derivatives and Hedging. The Portfolios may use derivative instruments, including without limitation, options, futures, participation notes, options on futures, forwards, swaps, structured securities, and derivatives relating to foreign currency transactions (collectively, “derivatives”), for hedging purposes and to increase overall return for the Portfolios. The use of derivatives involves special risks, including possible default by the other party to the transaction, illiquidity and, to the extent a Portfolio’s orientation as to certain anticipated market movements is incorrect, the possibility that the use of derivatives could result in greater losses than if they had not been used. To the extent a Portfolio engages in derivatives in an attempt to hedge certain exposures or risks, there can be no assurance that the Portfolio’s hedging investments or transactions will be effective. In addition, hedging investments or transactions involve costs and may reduce gains or result in losses, which may adversely affect the Portfolio.
Options and Futures. The Portfolios may purchase or sell options. If a Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument, foreign currency or contract, such as a swap agreement or futures contract, on the underlying instrument or foreign currency at an agreed-upon price typically in exchange for a premium paid by the Portfolio. If Portfolio the sells an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of the underlying instrument, swap, foreign currency, or futures contract on the underlying instrument or foreign currency at an agreed-upon price during a period of time or on a specific date typically in exchange for a premium received by the Portfolio. The sale of put and call options could result in losses to a Portfolio, force the purchase or sale of portfolio securities at inopportune times, or for prices higher or lower than current market values, or cause the Portfolio to hold a security it might otherwise sell. The purchase of options involves costs associated with the option premium and, if the option is exercised, risks associated with the settlement and the creditworthiness of the party selling the option. The use of options and futures transactions entails certain special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Portfolio could create the possibility that losses on the derivative will be greater than gains in the value of the Portfolio’s position. The loss from investing in futures transactions that are unhedged or uncovered is potentially unlimited. In addition, futures and options markets could be illiquid in some circumstances and certain over-the-counter options could have no markets. A Portfolio might not be able to close out certain positions without incurring substantial losses. To the extent a Portfolio utilizes futures and options transactions for hedging, such transactions should tend to reduce the risk of loss due to a decline in the value of the hedged position and, at the same time, limit any potential gain to the Portfolio that might result from an increase in value of the position. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would the purchase of options, in which case the exposure is limited to the cost of the initial premium and transaction costs.

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Disclosure of Portfolio Holdings
A description of the Fund’s policies and procedures regarding disclosure of each Portfolio’s portfolio securities is available in the SAI. Portfolio holdings information as of each calendar quarter end is available to shareholders on the Fund’s website. This information is available no sooner than five (5) business days after the applicable calendar quarter end. Certain other additional information about the Fund’s Portfolios is available publicly on the website for AMG Funds, www.amgfunds.com.

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Management of the Fund
Investment Adviser
Harding Loevner serves as investment adviser to the Fund’s Portfolios. Harding Loevner, established in 1989, is a registered investment adviser that provides global investment management for private investors and institutions. As of December 31, 2021, Harding Loevner managed approximately $86.2 billion in assets. Harding Loevner is located at 400 Crossing Boulevard, Fourth Floor, Bridgewater, New Jersey 08807.
Subject to the direction and authority of the Board of Directors, Harding Loevner provides investment advisory services to each Portfolio pursuant to investment advisory agreements (the “Investment Advisory Agreements”). Under the Investment Advisory Agreements, Harding Loevner is responsible for providing investment research and advice, determining which portfolio securities shall be purchased or sold by each Portfolio, purchasing and selling securities on behalf of the Portfolios, and determining how voting and other rights with respect to the portfolio securities of the Portfolios are exercised in accordance with each Portfolio’s investment objective, policies, and restrictions. Harding Loevner also provides office space, equipment, and personnel necessary to manage the Portfolios. Harding Loevner bears the expense of providing the above services to each Portfolio.
The aggregate annualized advisory fees paid by each Portfolio, excluding any applicable waivers or reimbursements, to Harding Loevner during the fiscal year ended October 31, 2021 as a percentage of each Portfolio’s average daily net assets were:
Portfolio	Aggregate Advisory Fees
Global Equity	0.74%
International Equity	0.66%
International Small Companies	0.95%
Emerging Markets	0.97%
Frontier Emerging Markets	1.35%
Harding Loevner may make payments from its own resources to parties that provide distribution, recordkeeping, shareholder communication, and other services under mutual fund supermarket and other programs. See also “Distribution of Fund Shares” below.
Advisory Contract Approval
A discussion of the basis for the Board of Directors’ approval of the Investment Advisory Agreement for the Portfolios is available in the Fund’s annual report to shareholders for the period ended October 31, 2021.
Portfolio Management
Peter Baughan, CFA has been a co-lead portfolio manager since 2003 and an analyst since 1997. As an analyst, he focuses on consumer discretionary and industrials companies. Mr. Baughan graduated from the University of North Carolina, Chapel Hill in 1983 and joined Harding Loevner in 1997. Mr. Baughan serves as a co-lead portfolio manager for the Global Equity Portfolio.
Pradipta Chakrabortty has been a portfolio manager and an analyst since 2008. As an analyst, he focuses on frontier emerging market companies. Mr. Chakrabortty graduated from BIRLA Institute of Technology & Science (Pilani, India) in 1994, received an MBA in Finance and Marketing from XLRI School of Management (Jamshedpur, India) in 1998, and received an MBA in Finance from University of Pennsylvania, the Wharton School, in 2008. He joined Harding Loevner in 2008. Mr. Chakrabortty serves as a co-lead portfolio manager for the Frontier Emerging Markets Portfolio and as a portfolio manager for the Institutional Emerging Markets Portfolio and Emerging Markets Portfolio. Effective July 1, 2022, Mr. Chakrabortty will serve as a co-lead portfolio manager for the Institutional Emerging Markets Portfolio and Emerging Markets Portfolio.
Scott Crawshaw has been a portfolio manager since 2014 and an analyst since 2015. As an analyst, he focuses on emerging markets companies. Mr. Crawshaw graduated from University of Bristol in 1995. From 2004 to 2014, Mr. Crawshaw was a senior portfolio manager and research analyst for Russell Investments. He joined Harding Loevner in 2014. Mr. Crawshaw serves as a co-lead portfolio manager for the Institutional Emerging Markets Portfolio and Emerging Markets Portfolio and a portfolio manager for the Global Equity Portfolio.
Sergey Dubin, CFA has been a portfolio manager since 2022 and an analyst since 2015. As an analyst, he focuses on emerging markets companies. Mr. Dubin graduated from Syracuse University in 1997. He joined Harding Loevner in 2015. Mr. Dubin serves as a portfolio manager for the Frontier Emerging Markets Portfolio.
Jingyi Li has been a portfolio manager since 2019 and an analyst since 2010. As an analyst, he focuses on industrials, utilities, and Chinese companies. Mr. Li graduated from Shanghai Jiaotong University in 1998 and received an MBA from the Yale School of Management in 2005. He joined Harding Loevner in 2010. Mr. Li serves as a co-lead portfolio manager for the Global Equity Portfolio.
Bryan Lloyd, CFA has been a portfolio manager since 2014 and an analyst since 2011 when he joined Harding Loevner. As an analyst, he focuses on financials companies. Mr. Lloyd graduated from Lafayette College in 1996. Mr. Lloyd serves as a portfolio manager for the International Equity Portfolio.
Christopher Mack, CFA has been a portfolio manager since 2014 and an analyst since 2008. As an analyst, he focuses on information technology companies. Mr. Mack graduated from Lafayette College in 2004 and joined Harding Loevner that same year. Mr. Mack serves as a portfolio manager for the Global Equity Portfolio.
Babatunde Ojo, CFA has been a portfolio manager since 2014 and an analyst since 2012. As an analyst, he focuses on frontier emerging markets companies. Mr. Ojo graduated from University of Lagos in 2002. He received an MBA in Finance and Management from University of Pennsylvania, the Wharton School, in 2012 and joined Harding Loevner that same year. Mr. Ojo serves as a co-lead portfolio manager for the Frontier Emerging Markets Portfolio and a portfolio manager for the International Equity Portfolio.

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Jafar Rizvi, CFA has been a portfolio manager since 2011 and an analyst since 2008. As an analyst, he focuses on communication services, consumer discretionary, and international small companies. Mr. Rizvi graduated from Aligarh University in 1988 and from J Nehru University in 1990. He received an MBA from Baruch College, The City University of New York in 1998 and an MPA from Columbia University’s School of International & Public Affairs in 2010. He joined Harding Loevner in 2008. Mr. Rizvi serves as a co-lead portfolio manager for the International Small Companies Portfolio.
Ferrill Roll, CFA has been a co-lead portfolio manager since 2001, an analyst since 1996, Co-Chief Investment Officer from 2016 to 2020 and Chief Investment Officer since 2020. As an analyst, he focuses on financials companies. Mr. Roll graduated from Stanford University in 1980 and joined Harding Loevner in 1996. Mr. Roll serves as a co-lead portfolio manager for the International Equity Portfolio.
Richard Schmidt, CFA has been a portfolio manager and analyst since 2011. As an analyst, he focuses on consumer staples companies. Mr. Schmidt graduated from Georgetown University in 1986. He joined Harding Loevner in 2011. Mr. Schmidt serves as a portfolio manager for the Global Equity Portfolio, Institutional Emerging Markets Portfolio, and Emerging Markets Portfolio.
Craig Shaw, CFA has been a portfolio manager since 2006 and an analyst since 2001. As an analyst, he focuses on energy companies. Mr. Shaw graduated from Concordia College in 1986, and received an MIM in International Management from Thunderbird/Garvin School of International Management in 1989. He joined Harding Loevner in 2001. Mr. Shaw serves as a co-lead portfolio manager for the Institutional Emerging Markets Portfolio and Emerging Markets Portfolio. Effective July 1, 2022, Mr. Shaw will no longer serve as a portfolio manager for the Institutional Emerging Markets Portfolio and Emerging Markets Portfolio.
Moon Surana, CFA has been a portfolio manager since 2015 and an analyst since 2009. As an analyst, she focuses on financials companies. Ms. Surana graduated from Manipal Institute of Technology in 2005 and received an MS in Financial Engineering from the University of Michigan in 2008. She joined Harding Loevner in 2009. Ms. Surana serves as a portfolio manager for the
Global Equity Portfolio, the Global Equity Research Portfolio, the International Equity Research Portfolio and the Emerging Markets Equity Research Portfolio.
Patrick Todd, CFA has been a portfolio manager since 2017 and an analyst since 2012 when he joined Harding Loevner. As an analyst, he focuses on health care and real estate companies. Mr. Todd graduated from Harvard University in 2002 and received an MBA in Applied Value Investing from Columbia Business School in 2011. Mr. Todd serves as a portfolio manager for the International Equity Portfolio.
Anix Vyas, CFA has been a portfolio manager since 2018 and an analyst since 2013. As an analyst, he focuses on industrials and materials companies. Mr. Vyas graduated from Fordham University in 2002 and received an MBA in Finance from University of Pennsylvania, the Wharton School, in 2010. He joined Harding Loevner in 2013. Mr. Vyas serves as a co-lead portfolio manager for the International Small Companies Portfolio.
Andrew West, CFA has been a portfolio manager since 2014 and an analyst since 2006. From 2011 to 2019, he also served as Manager of Investment Research. As an analyst, he focuses on consumer discretionary and industrials companies. Mr. West graduated from the University of Central Florida in 1991 and received an MBA in Finance and International Business from New York University, Leonard N. Stern School of Business, in 2003. He joined Harding Loevner in 2006. Mr. West serves as a co-lead portfolio manager for the International Equity Portfolio.
Additional information regarding the portfolio managers’ compensation, their management of other funds and their ownership of the Fund can be found in the SAI.
Portfolio Expenses
Each Portfolio pays for all of its expenses out of its own assets. Harding Loevner or other service providers may waive all or any portion of their fees and reimburse certain expenses to each Portfolio. Any fee waiver or expense reimbursement would increase the investment performance of each Portfolio for the period during which the waiver or reimbursement is in effect.

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Shareholder Information
Determination of Net Asset Value
The “net asset value” per share (“NAV”) of the Portfolios is calculated as of the close of business (normally 4:00 p.m. New York Time) on days when the New York Stock Exchange is open for business, except when trading is restricted (a “Business Day”). Each Class or Portfolio determines its NAV per share by subtracting that Class or Portfolio’s liabilities (including accrued expenses and dividends payable) from the total value of the Portfolio’s investments or the portion of a Portfolio’s investments attributable to a Class and other assets and dividing the result by the total issued and outstanding shares of the Class or Portfolio. Because the Portfolios may invest in foreign securities that are primarily listed on foreign exchanges that may trade on weekends or other days when the Portfolios do not price their shares, the value of the Portfolios’ assets may be affected on days when shareholders will not be able to purchase or redeem the Portfolios’ shares.
Each Portfolio’s investments are valued based on market quotations, or if market quotations are not readily available or are deemed unreliable, the fair value of the Portfolio’s investments may be determined in good faith under procedures established by the Board of Directors as discussed below.
Fair Valuation. Since trading in many foreign securities is normally completed before the time at which a Portfolio calculates its NAV, the effect on the value of such securities held by a Portfolio of events that occur between the close of trading in the security and the time at which the Portfolio prices its securities would not be reflected in the Portfolio’s calculation of its NAV if foreign securities were generally valued at their closing prices.
To address this issue, the Board of Directors has approved the daily use of independently provided quantitative models that may adjust the closing prices of certain foreign equity securities based on information that becomes available after the foreign market closes, through the application of an adjustment factor to such securities’ closing prices. Adjustment factors may be greater than, less than, or equal to one. Thus, use of these quantitative models could cause the Portfolio’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of these quantitative models is also intended to decrease the opportunities for persons to engage in “time zone arbitrage,” i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Portfolios.
Additionally, any securities for which market quotations are not readily available, such as when a foreign market is closed, or for which available prices are deemed unreliable, are priced by Harding Loevner at “fair value as determined in good faith” in accordance with procedures established by and under the general supervision of the Board of Directors.
In December 2020, the Securities and Exchange Commission adopted Rule 2a-5 under the Investment Company Act of 1940, as amended ("Rule 2a-5"), which is intended to address valuation practices and the role of a fund's board with respect to the fair value of the investments of a registered investment company or business development company. Rule 2a-5, among other things, establishes an updated regulatory framework for registered investment company valuation practices. The Portfolios will not be required to comply with Rule 2a-5 until September 2022.
Purchase and Redemption of Shares
Purchases. The minimum initial investment in the Investor Class of the International Equity Portfolio, the International Small Companies Portfolio, and the Frontier Emerging Markets Portfolio, and the Advisor Class of the Global Equity Portfolio and the Emerging Markets Portfolio of the Fund is $5,000. Additional purchases or redemptions may be of any amount. Individuals may satisfy the minimum investment by aggregating their fiduciary accounts. The Fund reserves the right to waive the minimum initial investment amount for any Portfolio.
The Fund has authorized one or more brokers to receive purchase orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase orders on the Fund’s behalf. The Fund will be deemed to have received a purchase order when an authorized broker or, if applicable, a broker’s authorized agent receives the order in proper form. Share purchase orders placed through an authorized broker or the broker’s authorized designee will be priced at the NAV per share next determined after they are received in proper form by an authorized broker or the broker’s authorized designee and accepted by the Fund. With respect to purchases of Portfolio shares through certain brokers: (1) a broker may charge transaction fees, brokerage commissions, or other different, or additional fees; (2) duplicate mailings of Fund material to shareholders who reside at the same address may be eliminated; and (3) the minimum initial investment through certain brokers may be less than a direct purchase with the Fund.
The offering of shares of a Portfolio is continuous and purchases of shares of a Portfolio may be made on any Business Day. The Fund offers shares of each Portfolio at a public offering price equal to the NAV per share next determined after receipt of a purchase order.
You may be required to pay a commission directly to a broker or financial intermediary for effecting transactions in Advisor Class shares of the Portfolios.
Shares of the Emerging Markets Portfolio may not be available for purchase by all investors.
Generally, shares will be available for purchase by new and existing shareholders, including investors who purchase shares directly from the Portfolio or through financial intermediaries, and by participants in retirement or employee benefit plans. However, the Fund reserves the right to: (1) limit an investor’s ability to purchase shares through certain financial intermediaries; (2) limit the ability of financial intermediaries to acquire shares on behalf of their customers; and (3) prohibit any financial intermediary from increasing the allocation to the Emerging Markets Portfolio in model portfolios. In each case, the Fund will consider whether additional purchases are expected to negatively impact the Portfolio or its shareholders as a whole.
The investment strategies used by Harding Loevner to manage the Funds have capacity limitations. In circumstances where the amount of total exposure to a strategy or investment type for a

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Fund is, in the opinion of Harding Loevner, capacity constrained, Harding Loevner, in consultation with the Board, reserves the right to close the Fund to new investors and/or impose restrictions on new investments in the Fund.
If you are purchasing shares of the Emerging Markets Portfolio through a financial intermediary, please consult with an appropriate representative to confirm your eligibility to invest in the Portfolio.
Investors may be required to demonstrate eligibility to buy shares of the Portfolio before an investment is accepted.
The Fund and Harding Loevner may make exceptions or otherwise modify this policy at any time. For questions about qualifying to purchase shares of the Portfolio, please call (877) 435-8105.
You may purchase shares of a Portfolio utilizing the following methods:
Wire Transfer. Purchases of shares may be made by wire transfer of Federal funds. Share purchase orders are effective on the date when the Transfer Agent receives a completed Account Application Form (and other required documents) and Federal funds become available to the Fund in the Fund’s account with the Transfer Agent as set forth below. The shareholder’s bank may impose a charge to execute the wire transfer. Please call the Transfer Agent at (877) 435-8105 for instructions and policies on purchasing shares by wire.
In order to purchase shares on a particular Business Day, a purchaser must call the Transfer Agent as soon as possible, but no later than by the close of business (normally 4:00 p.m. New York Time), to inform the Fund of the incoming wire transfer and clearly indicate the name of the Portfolio and which class of shares is to be purchased. If Federal funds are received by the Fund that same day, the order will be effective on that day. If the Fund receives trade instructions after the above-mentioned cut-off time, or if the Transfer Agent does not receive Federal funds, such purchase order shall be executed as of the date that Federal funds are received. Portfolio shares are normally issued upon receipt of payment by cash, check, or wire transfer.
Check. A check used to purchase shares in a Portfolio must be payable to the Portfolio in which you wish to purchase shares, and must be drawn against funds on deposit at a U.S. bank. For a new account, the order must include a completed Account Application Form (and other required documents, if any). For an existing account, the order should include the account number from your statement. In all cases, the purchase price is based on the NAV per share next determined after the purchase order and check are received and deposited in good order. The Fund or the Transfer Agent reserves the right to reject any check. All checks for share purchases should be sent to the Fund’s Transfer Agent at:
Regular Mail:
Harding, Loevner Funds, Inc.
c/o The Northern Trust Company
P.O. Box 4766
Chicago, Illinois 60680-4766
Overnight Delivery:
The Northern Trust Company
Attn: Harding, Loevner Funds, Inc.
333 South Wabash Avenue
Attn: Funds Center, Floor 38
Chicago, Illinois 60604
The Fund reserves the right in its sole discretion: (i) to suspend or modify the offering of a Portfolio’s shares, (ii) to reject purchase orders, and (iii) to modify or eliminate the minimum initial investment in Portfolio shares. Purchase orders may be refused if, for example, they are of a size that could disrupt management of a Portfolio.
Please note that in compliance with the USA Patriot Act of 2001, the Fund’s Transfer Agent will verify certain information on your account application as part of the Fund’s anti-money laundering compliance program. If you do not supply the necessary information, the Fund’s Transfer Agent may not be able to open your account. Additionally, if the Fund’s Transfer Agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the Fund reserves the right to close your account or take any other action it deems reasonable or required by law.
Redemptions. Upon the request of a shareholder, the Fund will redeem all or any part of the shares held through the account. The redemption price is the NAV per share next determined after receipt by the Transfer Agent of proper notice of redemption as described below. If the Transfer Agent receives such notice by the close of business (normally 4:00 p.m. New York Time) on any Business Day, the redemption will be effective on the date of receipt.
Payment of redemption proceeds made by check or wire will normally be made within one to three Business Days following receipt of the redemption request, or at other times in accordance with the requirements of your intermediary.
For Shares held directly with the Fund, payment of redemption proceeds by wire will normally be made on the next Business Day following receipt of the redemption order. For payment by check, the Portfolios typically expect to mail the check on the next Business Day following receipt of the redemption order.
For Shares held through financial intermediaries, the length of time that the Portfolios typically expect to pay redemption proceeds depends on the method of payment and the agreement between the financial intermediary and the Portfolio. For redemption proceeds that are paid directly to you by a Portfolio, the Portfolio typically expects to make payments by wire or by mailing a check on the next Business Day following the Portfolio’s receipt of a redemption order from the financial intermediary. For payments that are made to your financial intermediary for transmittal to you, the Portfolios expect to pay redemption proceeds to the financial intermediary within one to three Business

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Days following the Portfolio’s receipt of the redemption order from the financial intermediary.
Payment of redemption proceeds may take longer than the time a Portfolio typically expects and may take up to seven days, as permitted by the 1940 Act.
For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday.
If you are redeeming shares recently purchased by check or electronic transaction, your redemption may not be paid until your check or electronic transaction has cleared. This may delay your payment for up to 10 days. If the notice is received on a day that is not a Business Day or after the above-mentioned cut-off time, the redemption notice will be deemed received as of the next Business Day.
The Fund has authorized one or more brokers to receive redemption orders on its behalf. Such brokers are authorized to designate other intermediaries to receive redemption orders on the Fund’s behalf. The Fund will be deemed to have received a redemption order when an authorized broker or, if applicable, a broker’s authorized agent receives the order in proper form. Share redemption orders placed through an authorized broker or the broker’s authorized designee will be priced at the Portfolio’s NAV per share next determined after they are received in good order by an authorized broker or the broker’s authorized designee.
The Fund imposes no charge to redeem shares; however, a shareholder’s or broker’s bank may impose its own wire transfer fee for receipt of a wire. Redemptions may be executed in any amount requested by the shareholder up to the amount the shareholder has invested in the Portfolio. When a shareholder’s account balance falls below $5,000 following a redemption, the Portfolio may close the account. Such shareholders will be notified that the minimum account balance is not being maintained and will be allowed 60 days to make additional investments before the account is closed.
To redeem shares, a shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired (which account shall have been previously designated by the shareholder on its Account Application Form), the name of the shareholder, and the shareholder’s account number. Shares that are redeemed prior to the record date of a distribution do not receive dividends.
Certain requests or changes must be made in writing to the Transfer Agent and must include a signature guaranteed by a national bank that is a member of the Medallion Signature Program, using the specific Medallion “Guaranteed” stamp. Notarized signatures are not sufficient. Further documentation may be required when the Transfer Agent deems it appropriate. Requests or changes must include a Signature Guarantee if a shareholder:
▪
wishes to change its authorized agent;
▪
wishes to redeem shares within 10 Business Days of changing the account address of record;
▪
wishes to change the account designated to receive redemption proceeds; or
▪
requests that a check be mailed to a different address than the record address.
A shareholder may request redemption by calling the Transfer Agent (toll-free) at (877) 435-8105. Telephone redemption privileges are made available to shareholders of the Fund on the Account Application Form. The Fund or the Transfer Agent employ reasonable procedures designed to confirm that instructions communicated by telephone are genuine. The Fund or the Transfer Agent may require personal identification codes and will only wire funds according to pre-existing bank account instructions. No bank account instruction changes will be accepted via telephone.
Generally, all redemptions will be for cash. Periodically, the Portfolios may satisfy redemption requests by accessing a line of credit or overdraft facility. On a less regular basis, under stressed market conditions, as well as for other temporary or emergency purposes, the Portfolios may satisfy redemption requests by distributing redemption proceeds in-kind (instead of cash) or by borrowing through other sources. While the Portfolios do not generally use redemptions in-kind, the Fund reserves the right to redeem from any Portfolio in-kind to manage the impact of large redemptions on the Portfolios. Redemption in-kind proceeds will typically be made by delivering a pro-rata amount of a Portfolio’s holdings that are readily marketable securities to the redeeming shareholder within seven days after the Portfolio’s receipt of the redemption order.
Redemption proceeds will only be paid to the shareholder of record, to a financial intermediary holding an account in the name of the shareholder of record, or to a court-appointed guardian or executor of the shareholder of record.
Restrictions on Frequent Trading. Frequent purchases and sales of a Portfolio’s shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as brokerage commissions) to the Portfolio and by disrupting portfolio management strategies. Accordingly, the Board of Directors has adopted policies and procedures to discourage frequent trading of Portfolio shares. The Fund uses fair value pricing of securities to discourage frequent trading and eliminate the opportunity for time zone arbitrage. While the Fund is committed to preventing market timing and disruptive frequent trading in the Portfolios, there is no guarantee that the Fund or its agents will be able to detect all instances of time zone arbitrage and frequent trading.
Omnibus accounts are maintained by intermediaries acting on behalf of multiple shareholders. Since individual trades in omnibus accounts are not ordinarily disclosed to the Fund, the Fund may be unable to detect or deter frequent trading by participants in such omnibus accounts.
Exchange Privilege. Investor Class and Advisor Class shares of the Portfolios may be exchanged for shares of another Portfolio or class of the Fund (excluding Institutional Class Z) based on the respective NAV of the shares involved in the exchange, if: (i) the

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shareholder wishing to exchange shares resides in a state where the Portfolio and class of shares to be acquired are qualified for sale; and (ii) the investment meets the minimum initial investment requirement for the Portfolio and class of shares to be acquired. The following table includes the minimum initial investment required by each class of each Portfolio.

Portfolio	Minimum Initial Investment (by Class)
	$5,000	$100,000	$500,000	$10,000,000	$25,000,000
Global Equity	Advisor Class	Institutional Class†
International Equity	Investor Class	Institutional Class†
International Small Companies	Investor Class	Institutional Class†
Institutional Emerging Markets†‡			Institutional Class†‡
Emerging Markets‡	Advisor Class‡
Frontier Emerging Markets	Investor Class	Institutional Class I†		Institutional Class II†
Global Equity Research		Institutional Class†
International Equity Research		Institutional Class†
Emerging Markets Research		Institutional Class†
Chinese Equity		Institutional Class†
†
Not offered in this Prospectus.
‡
Shares of the Portfolio may not be available for purchase by all investors. For more information, see the section “Shareholder Information—Purchase and Redemption of Shares” in the Portfolio’s Prospectus.
An exchange order is treated for tax purposes the same as a redemption (on which a taxable gain or loss may be realized) followed by a purchase and may be subject to federal income tax. Investors who wish to make exchanges should telephone the Transfer Agent (toll-free) at (877) 435-8105.
In addition, a shareholder holding shares of a Portfolio through fee-based (advisory) programs of certain intermediaries may decide to transfer such shares to a brokerage (non-advisory) account of such intermediaries. The shareholder may have these shares exchanged by their intermediary to a different class of shares of the same Portfolio as a result of the transfer of the shares to a brokerage account with the intermediary. Such exchanges will be effected on the basis of the relative NAV of the two share classes, without the imposition of any fees or other charges by the relevant Portfolio. The fees and expenses of the new class may be higher than those of the previously held class. It is expected that the intermediary will treat the exchange as a non-taxable event. Shareholders should carefully review information in the applicable Prospectus regarding share class features, including exchanges, or contact their intermediary for more information. The relevant share class may be described in a separate Prospectus for each Portfolio.
Share Class Conversions. On the request of shareholders, the Investor Class or Advisor Class shares of a Portfolio may be converted to Institutional Class or Institutional Class I shares (which are not offered in this Prospectus) of the same Portfolio if the account balance of the shareholder requesting conversion is at least $100,000, at which time the shareholder’s account will be subject to the requirements of Institutional Class or Institutional Class I shares. Any such conversion will occur at the relative NAV of the two share classes, without the imposition of any fees or other charges if the accounts are held directly with the Fund. A conversion between share classes of the same Portfolio is generally not a taxable event. Investors who wish to request a conversion should telephone the Transfer Agent (toll-free) at (877) 435-8105 or their salesperson.
Dividends
Each Class of the Portfolios will declare a dividend from its net investment income and distributions from its realized net short-term and net long-term capital gains, if any, at least annually, and (unless a shareholder has elected to receive cash) pay such dividends and distributions by automatically reinvesting in additional shares of the Portfolio at the NAV per share on the ex-date of the dividends or distributions.
Tax Considerations
The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in a Portfolio, including the status of distributions from each Portfolio under applicable state or local law. The Portfolios are not managed to maximize tax efficiency for taxable shareholders, although in certain situations, the Portfolios may decide to take into account the tax effects of investment decisions.
Federal Income Taxes. Each Class or Portfolio intends to distribute all of its taxable income by automatically reinvesting dividends in additional shares of the same Class or Portfolio and distributing those shares to its shareholders, unless a shareholder elects on the Account Application Form to receive cash payments for such distributions. Shareholders receiving distributions from a Portfolio in the form of additional shares will be treated for federal income tax purposes as receiving a distribution of the amount of cash that

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they would have received had they elected to receive the distribution in cash.
Dividends paid by a Portfolio from its investment company taxable income (including interest and net short-term capital gains) will be taxable to a U.S. shareholder as ordinary income, whether received in cash or in additional shares. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable capital gains rates, regardless of how long they have held their shares. If a portion of a Portfolio’s income consists of qualifying dividends paid by corporations, a portion of the dividends paid by the Portfolio may be eligible for either the corporate dividends-received deduction or the lower individual tax rate on qualified dividends if both the Portfolio and shareholder satisfy applicable holding period requirements. The maximum individual rate applicable to “qualified dividend income” and long-term capital gains is currently generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates, and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
The sale or exchange of Portfolio shares is a taxable transaction for federal income tax purposes. Each shareholder will generally recognize a gain or loss on such transactions equal to the difference, if any, between the amount of the net sales proceeds and the shareholder’s tax basis in the Portfolio shares. Such gain or loss will be capital gain or loss if the shareholder held its Portfolio shares as a capital asset. Any capital gain or loss will generally be treated either as long-term capital gain or loss if the shareholder held the Portfolio shares for more than one year at the time of the sale or exchange, or otherwise as short-term capital gain or loss.
If a shareholder buys shares of a Portfolio before a distribution, the shareholder will be subject to tax on the entire amount of the taxable distribution received. Distributions are taxable to shareholders even if they are paid from income or gain earned by the Portfolio before their investment (and thus were included in the price they paid for their Portfolio shares).
The Portfolios (or their administrative agents) are required to report to the Internal Revenue Service and furnish to shareholders the cost basis information for sale transactions of shares purchased on or after January 1, 2012. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, first-in, first-out or some other specific identification method. Unless you instruct otherwise, the Portfolios will use average cost as their default cost basis method, and will treat sales as first coming from shares purchased prior to January 1, 2012. If average cost is used for the first sale of shares covered by these new rules, the shareholder may only use an alternative cost method for shares purchased prospectively. Shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation. Shareholders that hold their shares through a financial intermediary should contact such financial intermediary with respect to reporting of cost basis and available elections for their accounts.
A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Fund will inform shareholders of the amount and tax status of all amounts treated as distributed to them after the close of each calendar year.
If more than 50% of the value of a Portfolio’s total assets at the close of any taxable year consists of securities of foreign corporations, the Portfolio will be eligible to file an election with the Internal Revenue Service that would generally enable its shareholders to benefit from any foreign tax credit or deduction available for any foreign taxes the Portfolio pays. Pursuant to this election, a shareholder will be required to include in gross income (in addition to dividends actually received) its pro rata share of the foreign taxes paid by a Portfolio, and may be entitled either to deduct its pro rata share of the foreign taxes in computing its taxable income or to use the amount as a foreign tax credit against its U.S. federal income tax liability (subject to certain holding period and other requirements). The consequences of such an election are discussed in more detail in the SAI.
The Portfolios may be required to withhold U.S. federal income tax at the applicable rate on all distributions payable to shareholders if they fail to provide the Portfolios with their correct taxpayer identification number or to make required certifications, or if they have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against U.S. federal income tax liability.
Foreign shareholders may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from the Portfolios, as discussed in more detail in the SAI.
State and Local Taxes. A Portfolio may be subject to state, local, or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business.
Portfolio distributions may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the particular tax consequences of an investment in a Portfolio. The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors should consult their tax advisers with specific reference to their own tax situation.

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Shareholder Communications
Inquiries concerning the Fund may be made by writing to Harding, Loevner Funds, Inc., c/o The Northern Trust Company, Attn: Funds Center, Floor 38, 333 South Wabash Avenue, Chicago, Illinois 60604 or by calling the Fund (toll-free) at (877) 435-8105.
When the Fund sends financial reports, notices, prospectuses, and other regulatory materials to shareholders, we attempt to reduce the volume of mail you receive by sending one copy of these documents to two or more account holders who share the same address. This will continue indefinitely, unless you notify us otherwise. Should you wish to receive individual copies of materials, please call the Transfer Agent at (877) 435-8105. Once we have received your instructions, you will begin receiving individual copies for each account at the same address within 30 days.

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Distribution of Fund Shares
Shares of the Fund are distributed by Quasar Distributors, LLC (“Quasar” or the “Distributor”) pursuant to a distribution agreement (the “Distribution Agreement”) between Harding Loevner, the Fund, and Quasar, under which Quasar serves as the exclusive distributor of the Fund.
The Fund has agreements with various financial intermediaries under which customers of these intermediaries may purchase and hold shares of the Portfolios. These intermediaries assess fees in consideration for providing certain account maintenance, record keeping and transactional services. In recognition of the savings of expenses to the Fund arising from the intermediaries’ assumption of non-distribution related functions that the Fund would otherwise perform, such as providing sub-accounting and related shareholder services, each Portfolio or Class (except Institutional Class Z which is not offered in this Prospectus) is authorized, pursuant to a Shareholder Servicing Plan, to pay to each intermediary up to 0.25% of its average daily net assets attributable to that intermediary (subject to any applicable fee waiver and/or expense reimbursement). Because of the fee waivers and/or expense reimbursements applicable to the Portfolios during the fiscal year ended October 31, 2021, Harding Loevner paid a portion of the Portfolios’ share of these fees during that period.
In addition, Harding Loevner may, at its own expense and out of its own legitimate profits, provide additional cash payments to financial intermediaries that distribute shares of the Portfolios or provide account maintenance, record keeping and transactional services. Harding Loevner may also share with financial advisors and 529 Plan managers and/or administrators certain marketing expenses or pay for the opportunity to distribute the Portfolios, sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs. These payments, sometimes referred to as “revenue sharing,” do not change the price paid by investors to purchase the Fund’s shares or the amount the Portfolios receive as proceeds from such sales. Such payments may differ as to amount among financial intermediaries based on various factors, including levels of assets and/or sales (based on gross or net sales) or some other criteria. In some circumstances, the payments may relate to the Portfolios’ inclusion on a financial intermediary’s preferred list of funds offered to its clients and may create an incentive for a broker-dealer, or other financial intermediary, or its representatives to recommend or offer shares of the Portfolios to its customers over other funds that do not have sponsors making similar payments. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Portfolios. The Fund may enter into additional similar arrangements in the future. Further information concerning these arrangements is included in the SAI.
Class Expenses and Distribution Plan. Investor Class shares are subject to a 12b-1 (Distribution) fee of up to 0.25% of the average daily net assets attributed to such shares.
The Board of Directors has approved a Distribution Plan with respect to the Investor Class shares. Under the Distribution Plan, the Distributor is entitled to receive a fee (as set forth above), which the Distributor may in turn allocate among and remit to selected dealers and others (each, an “Agent”) as compensation attributable to the assets contributed to the applicable Investor Class by shareholders who are customers of the Agent. Because these fees are paid out of Investor Class assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges, such as front-end loads that may be charged by other funds.

30

Financial Highlights
The financial highlights table is intended to help you understand each Portfolio’s financial performance for the past five years . Certain information reflects financial results for a single share of a Class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Class or Portfolio (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the annual report, which is incorporated by reference in this Prospectus and the SAI. Information on how to obtain the semi-annual and audited annual reports for the Fund is found on the back cover of this Prospectus.

	Global Equity Portfolio Advisor Class
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$42.41	$35.30	$35.60	$40.78	$32.47
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)(1)	(0.24)	(0.12)	0.03	0.07	0.01
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	14.29	7.33	3.43	(0.15)	8.73
Net increase (decrease) from investment operations	14.05	7.21	3.46	(0.08)	8.74
Distributions to Shareholders from:
Net investment income	—	(0.10)	(0.04)	(0.08)	(0.04)
Net realized gain from investments	(2.64)	—	(3.72)	(5.02)	(0.39)
Total distributions	(2.64)	(0.10)	(3.76)	(5.10)	(0.43)
Net asset value, end of year	$ 53.82	$ 42.41	$ 35.30	$ 35.60	$ 40.78
Total Return	34.28%	20.47%	11.60%	(0.57)%	27.28%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$53,483	$53,112	$48,181	$90,567	$75,244
Expenses to average net assets	1.09%	1.11%	1.12%	1.14%	1.14%
Expenses to average net assets (net of fees waived/reimbursed)	1.09%	1.11%	1.12%	1.14%	1.14%
Net investment income (loss) to average net assets	(0.48)%	(0.32)%	0.09%	0.18%	0.02%
Portfolio turnover rate	59%	63%	39%	42%	33%

(1)	Net investment income per share was calculated using the average shares outstanding method.

31

	International Equity Portfolio Investor Class
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$23.70	$22.66	$20.65	$22.55	$18.30
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)(1)	0.24	0.16	0.22	0.21	0.19
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	6.80	1.18	1.98	(1.80)	4.18
Net increase (decrease) from investment operations	7.04	1.34	2.20	(1.59)	4.37
Distributions to Shareholders from:
Net investment income	(0.13)	(0.30)	(0.19)	(0.13)	(0.12)
Net realized gain from investments	—	—	—	(0.18)	—
Total distributions	(0.13)	(0.30)	(0.19)	(0.31)	(0.12)
Net asset value, end of year	$ 30.61	$ 23.70	$ 22.66	$ 20.65	$ 22.55
Total Return	29.74%	5.91%	10.79%	(7.16)%	24.04%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$408,864	$337,348	$395,339	$411,712	$644,243
Expenses to average net assets	1.12%	1.13%	1.13%	1.14%	1.14%
Expenses to average net assets (net of fees waived/reimbursed)	1.12%	1.13%	1.13%	1.14%	1.14%
Net investment income to average net assets	0.83%	0.69%	1.03%	0.92%	0.95%
Portfolio turnover rate	14%	17%	30%	10%	12%

(1)	Net investment income per share was calculated using the average shares outstanding method.

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	International Small Companies Portfolio Investor Class
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$16.94	$15.48	$15.16	$16.55	$13.64
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)(1)	—(2)	0.04	0.09	0.10	0.05
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	5.58	1.51	1.21	(1.29)	3.42
Net increase (decrease) from investment operations	5.58	1.55	1.30	(1.19)	3.47
Distributions to Shareholders from:
Net investment income	(0.01)	(0.09)	(0.10)	(0.05)	(0.15)
Net realized gain from investments	—	—	(0.88)	(0.15)	(0.41)
Total distributions	(0.01)	(0.09)	(0.98)	(0.20)	(0.56)
Net asset value, end of year	$ 22.51	$ 16.94	$ 15.48	$ 15.16	$ 16.55
Total Return	32.84%	10.07%	9.82%	(7.35)%	26.71%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$49,757	$39,696	$57,095	$57,912	$50,292
Expenses to average net assets	1.50%	1.67%	1.70%	1.75%	1.80%
Expenses to average net assets (net of fees waived/reimbursed)	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income to average net assets	0.01%	0.28%	0.63%	0.58%	0.37%
Portfolio turnover rate	13%	30%	37%	52%	19%

(1)	Net investment income per share was calculated using the average shares outstanding method.
(2)	Amount was less than $0.005 per share.

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	Emerging Markets Portfolio Advisor Class
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$55.48	$55.65	$48.21	$57.46	$46.27
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.12	0.26	0.58	0.42	0.43
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	11.55	0.40	7.28	(9.24)	11.02
Net increase (decrease) from investment operations	11.67	0.66	7.86	(8.82)	11.45
Distributions to Shareholders from:
Net investment income	(0.22)	(0.83)	(0.42)	(0.40)	(0.26)
Net realized gain from investments	—	—	—	(0.03)	—
Total distributions	(0.22)	(0.83)	(0.42)	(0.43)	(0.26)
Net asset value, end of year	$ 66.93	$ 55.48	$ 55.65	$ 48.21	$ 57.46
Total Return	21.04%	1.11%	16.46%	(15.47)%	24.93%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,813,331	$3,739,209	$4,274,314	$3,459,157	$4,014,977
Expenses to average net assets	1.31%	1.36%	1.37%	1.40%	1.42%
Expenses to average net assets (net of fees waived/reimbursed)	1.28%	1.36%	1.37%	1.40%	1.42%
Net investment income to average net assets	0.18%	0.49%	1.10%	0.73%	0.84%
Portfolio turnover rate	15%	18%	19%	24%	17%

(1)	Net investment income per share was calculated using the average shares outstanding method.

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	Frontier Emerging Markets Portfolio Investor Class
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$6.88	$7.75	$7.57	$8.43	$7.28
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)(1)	0.03	0.08	0.11	0.07	0.04
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	2.11	(0.83)	0.13	(0.79)	1.15
Net increase (decrease) from investment operations	2.14	(0.75)	0.24	(0.72)	1.19
Distributions to Shareholders from:
Net investment income	(0.10)	(0.12)	(0.06)	(0.14)	(0.04)
Net asset value, end of year	$ 8.92	$ 6.88	$ 7.75	$ 7.57	$ 8.43
Total Return	31.14%	(9.70)%	3.24%	(8.75)%	16.40%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$9,542	$10,327	$20,560	$25,388	$30,981
Expenses to average net assets	2.14%	2.12%	2.00%	2.06%	2.13%
Expenses to average net assets (net of fees waived/reimbursed)	2.00%	2.00%	2.00%	2.00%	2.00%
Net investment income to average net assets	0.35%	1.17%	1.38%	0.87%	0.48%
Portfolio turnover rate	30%	21%	31%	20%	28%

(1)	Net investment income per share was calculated using the average shares outstanding method.

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Harding, Loevner Funds, Inc. (The “Fund”)
Privacy Notice
The Fund collects nonpublic personal information about you from the following sources:
▪
Information, such as your name, address, social security number, assets, and income, submitted by you on applications, forms, or in other written or verbal customer communications. This information may also be provided by a consultant or intermediary acting on your behalf.
▪
Information that results from any transaction performed by us for you.
The Fund will not disclose any nonpublic personal information about you or its former customers to anyone except as permitted or required by law.
If you decide to close your account(s) or become an inactive customer, the Fund will adhere to the privacy policies and practices as described in this notice.
The Fund restricts access to your personal and account information to only those employees who need to know that information to provide products or services to you. The Fund maintains physical, administrative and technical safeguards to protect your nonpublic personal information.

[This page is not part of the Prospectus]

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Availability of Additional Information About the Fund

The SAI, dated February 28, 2022, as may be supplemented thereafter, containing additional information about the Fund and each Portfolio, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference into this Prospectus. Additional information about each Portfolio's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year.

To order free copies of the Fund's annual or semi-annual report or its SAI, to request other information about the Fund and to make general shareholder inquiries, call (toll free) 1(877)435-8105, or write to the following address:

The SAI and the Fund's annual and semi-annual reports are also available free of charge on Harding Loevner's website at hardingloevnerfunds.com.

Reports and other information about the Fund are also available on the EDGAR database on the Commission's Internet site at SEC.gov or by electronic request at the following e-mail address: publicinfo@sec.gov. A duplication fee will be applied to written requests and needs to be paid at the time your request is submitted.

Investment Company Act
file number 811-07739

Harding, Loevner Funds, Inc.
c/o Northern Trust
Attn: Funds Center, Floor 38
333 South Wabash Avenue
Chicago, IL 60604

(877) 435-8105
www.hardingloevnerfunds.com

HARDING LOEVNER

Fundamental. Thinking. Worldwide.

Prospectus

Mutual Funds for Institutional Investors

Global Equity Portfolio
HLGZX: Institutional Class Z

International Equity Portfolio
HLIZX: Institutional Class Z

Institutional Emerging Markets Portfolio
HLEZX: Institutional Class Z

Harding, Loevner Funds, Inc.

February 28, 2022

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

◼ Table of Contents
1	Portfolio Summaries
1	Global Equity Portfolio
3	International Equity Portfolio
5	Institutional Emerging Markets Portfolio
8	Investment Objectives and Investment Process
10	Additional Information on Portfolio Investment Strategies and Risks
15	Management of the Fund
17	Shareholder Information
22	Distribution of Fund Shares
23	Financial Highlights
26	Privacy Notice

Global Equity Portfolio
Portfolio Summary | February 28, 2022 | Institutional Class Z HLGZX

Investment Objective
The Global Equity Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States.
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell the Portfolio’s Institutional Class Z shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Management Fees	0.74%
Distribution (Rule 12b-1) Fees	None
Other Expenses[1]	0.06%
Total Annual Portfolio Operating Expenses	0.80%
1Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class Z of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class Z of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$82	$255	$444	$990
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the
Portfolio’s portfolio turnover rate was 59% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio invests in companies based in the United States and other developed markets, as well as in emerging and frontier markets. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing, and strongly competitive, and whose shares are reasonably priced relative to estimates of their value. To reduce its volatility, the Portfolio is diversified across dimensions of geography, industry, currency, and market capitalization. The Portfolio normally holds investments across at least 15 countries.
The Portfolio will normally invest broadly in equity securities of companies domiciled in the following countries and regions: (1) Europe; (2) the Pacific Rim; (3) the United States, Canada, and Mexico; and (4) countries with emerging or frontier markets. At least 65% of the Portfolio’s total assets will be denominated in at least three currencies, which may include the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts (collectively, “Depositary Receipts”), will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are principally traded.
The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, preferred stocks, rights, and warrants issued by companies that are based both inside and outside the United States, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest.
Because some emerging market countries may present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities to gain exposure to those countries.
Principal Risks
The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:
Market Risk. The value of investments in the Portfolio may fluctuate suddenly and unexpectedly as a result of various market and economic factors, including those affecting individual companies, issuers or particular industries.
Currency Risk. Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.

1

Foreign Investment Risk. Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.
Emerging and Frontier Market Risk. Emerging and frontier market securities involve certain risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries. The smaller size and lower levels of liquidity in emerging markets, as well as other factors, contribute to greater volatility. Because of this volatility, this Portfolio is better suited for long-term investors.
NAV Risk. The net asset value of the Portfolio and the value of your investment will fluctuate.
Portfolio Performance
The following bar chart shows how the investment results of the Portfolio’s Institutional Class Z shares have varied from year to year. The table that follows shows how the average total returns of the Portfolio’s Institutional Class Z shares compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How the Institutional Class Z shares of the Portfolio have performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future.
Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435-8105.
Global Equity Portfolio

The best calendar quarter return during the period shown above was 25.73% in the second quarter of 2020; the worst was -16.87% in the first quarter of 2020.
Average Annual Total Returns
(for the Periods Ended December 31, 2021)
	1-Year	5-Year	10-Year
Global Equity Portfolio – Institutional Class Z
Return Before Taxes	15.00%	17.96%	13.84%
Return After Taxes on Distributions[1]	10.93%	15.42%	12.38%
Return After Taxes on Distributions and Sale of Portfolio Shares[1]	11.35%	13.98%	11.25%
MSCI All Country World (Net) Index (Reflects No Deduction for Fees, Expenses, or U.S. Taxes)	18.54%	14.40%	11.85%
1After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
Management
Investment Adviser
Harding Loevner serves as investment adviser to the Portfolio.
Portfolio Managers
Peter Baughan, Scott Crawshaw, Jingyi Li, Christopher Mack, Richard Schmidt, and Moon Surana serve as the portfolio managers of the Global Equity Portfolio. Mr. Baughan has held his position since February 2003, Mr. Crawshaw has held his position since January 2018, Mr. Li has held his position since February 2019, Mr. Mack has held his position since June 2014, Mr. Schmidt has held his position since February 2015, and Ms. Surana has held her position since January 2022. Messrs. Baughan and Li are the co-lead portfolio managers.
Purchase and Sale of Portfolio Shares
Institutional Class Z shares are only available to certain eligible investors and the minimum initial investment is $10 million. Additional purchases may be for any amount. Please see the description of eligible investors under the section called “Shareholder Information.” You may purchase, redeem (sell) or exchange shares of the Portfolio on any business day through certain authorized brokers and other financial intermediaries or directly from the Portfolio by mail, telephone, or wire.
Tax Considerations
The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Upon withdrawal, your investment through a tax-deferred arrangement may become taxable.
Payments to Brokers-Dealers and Other Financial Intermediaries
If you purchase Institutional Class Z shares through a broker-dealer or other financial intermediary (such as a bank), the Portfolio will not pay the intermediary for the sale of Institutional Class Z shares or any other related services. If a related company of a Portfolio does make such payments, such payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

2

International Equity Portfolio
Portfolio Summary | February 28, 2022 | Institutional Class Z HLIZX

Investment Objective
The International Equity Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of companies based outside the United States.
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell the Portfolio’s Institutional Class Z shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Management Fees	0.66%
Distribution (Rule 12b-1) Fees	None
Other Expenses[1]	0.05%
Total Annual Portfolio Operating Expenses	0.71%
1Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class Z of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class Z of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$73	$227	$395	$883
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the
Portfolio’s portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio invests primarily in companies based in developed markets outside the United States as well as in companies in emerging and frontier markets. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing, and strongly competitive, and whose shares are reasonably priced relative to estimates of their value. To reduce its volatility, the Portfolio is diversified across dimensions of geography, industry, currency, and market capitalization. The Portfolio normally holds investments across at least 15 countries.
Factors bearing on whether a company is considered to be “based” outside the United States may include: (1) it is legally domiciled outside the United States; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, outside the United States; or (3) it has the principal exchange listing for its securities outside the United States.
The Portfolio will normally invest broadly in equity securities of companies domiciled in the following countries and regions: (1) Europe; (2) the Pacific Rim; (3) Canada and Mexico; and (4) countries with emerging or frontier markets. At least 65% of the Portfolio’s total assets will be denominated in at least three currencies other than the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts (collectively, “Depositary Receipts”), will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are principally traded.
The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, preferred stocks, rights, and warrants issued by companies that are based outside the United States, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest. The Portfolio also may invest in securities of U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances not more than 15% of the Portfolio’s total assets will be invested in securities of U.S. companies.
Because some emerging market may present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities to gain exposure to those countries.
Principal Risks
The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:

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Market Risk. The value of investments in the Portfolio may fluctuate suddenly and unexpectedly as a result of various market and economic factors, including those affecting individual companies, issuers or particular industries.
Currency Risk. Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.
Foreign Investment Risk. Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.
Emerging and Frontier Market Risk. Emerging and frontier market securities involve certain risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries. The smaller size and lower levels of liquidity in emerging markets, as well as other factors, contribute to greater volatility. Because of this volatility, this Portfolio is better suited for long-term investors.
NAV Risk. The net asset value of the Portfolio and the value of your investment will fluctuate.
Portfolio Performance
The following bar chart shows how the investment results of the Portfolio’s Institutional Class Z shares have varied from year to year. The table that follows shows how the average total returns of the Portfolio’s Institutional Class Z shares compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How the Institutional Class Z shares of the Portfolio have performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future.
Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435-8105.
International Equity Portfolio

The best calendar quarter return during the period shown above was 18.24% in the second quarter of 2020; the worst was -19.34% in the first quarter of 2020.
Average Annual Total Returns
(for the Periods Ended December 31, 2021)
	1-Year	5-Year	10-Year
Harding Loevner International Equity Portfolio – Institutional Class Z
Return Before Taxes	8.65%	12.89%	9.91%
Return After Taxes on Distributions[1]	8.14%	12.58%	9.71%
Return After Taxes on Distributions and Sale of Portfolio Shares[1]	5.73%	10.40%	8.25%
MSCI All Country World ex-U.S. (Net) Index (Reflects No Deduction for Fees, Expenses, or U.S. Taxes)	7.82%	9.61%	7.28%
1After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
Management
Investment Adviser
Harding Loevner serves as investment adviser to the Portfolio.
Portfolio Managers
Ferrill Roll, Andrew West, Bryan Lloyd, Patrick Todd and Babatunde Ojo serve as the portfolio managers of the International Equity Portfolio. Mr. Roll has held his position since October 2004, Mr. West has held his position since June 2014, Mr. Lloyd has held his position since June 2014, Mr. Todd has held his position since January 2017 and Mr. Ojo has held his position since January 2021. Messrs. Roll and West are the co-lead portfolio managers.
Purchase and Sale of Portfolio Shares
Institutional Class Z shares are only available to certain eligible investors and the minimum initial investment is $10 million. Additional purchases may be for any amount. Please see the description of eligible investors under the section called “Shareholder Information.” You may purchase, redeem (sell) or exchange shares of the Portfolio on any business day through certain authorized brokers and other financial intermediaries or directly from the Portfolio by mail, telephone, or wire.
Tax Considerations
The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Upon withdrawal, your investment through a tax-deferred arrangement may become taxable.
Payments to Brokers-Dealers and Other Financial Intermediaries
If you purchase Institutional Class Z shares through a broker-dealer or other financial intermediary (such as a bank), the Portfolio will not pay the intermediary for the sale of Institutional Class Z shares or any other related services. If a related company of a Portfolio does make such payments, such payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Institutional Emerging Markets Portfolio
Portfolio Summary | February 28, 2022 | Institutional Class Z HLEZX

Investment Objective
The Institutional Emerging Markets Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of companies based in emerging markets.
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell the Portfolio’s Institutional Class Z shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Management Fees	0.96%
Distribution (Rule 12b-1) Fees	None
Other Expenses[1]	0.05%
Total Annual Portfolio Operating Expenses	1.01%
Fee Waiver and/or Expense Reimbursement[2]	-0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.00%
1Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
2Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z shares for their other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.00% through February 28, 2023. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class Z of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class Z of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2023. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$102	$321	$557	$1,235
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 13% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio invests primarily in companies that are based in emerging and frontier markets. Emerging and frontier markets offer investment opportunities that arise from long-term trends in demographics, deregulation, offshore outsourcing, and improving corporate governance in developing countries. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing, and strongly competitive, and whose shares are reasonably priced relative to estimates of their value. To reduce its volatility, the Portfolio is diversified across dimensions of geography, industry, and currency. The Portfolio normally holds investments across at least 15 countries. Emerging and frontier markets include countries that have an emerging stock market as defined by Morgan Stanley Capital International, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics. Emerging and frontier markets tend to have relatively low gross national product per capita compared to the world’s major economies and may have the potential for rapid economic growth.
Factors bearing on whether a company is considered to be “based” in an emerging or frontier market may include: (1) it is legally domiciled in an emerging or frontier market; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, in an emerging or frontier market; or (3) it has the principal exchange listing for its securities in an emerging or frontier market.
The Portfolio will invest broadly in equity securities of companies domiciled in one of at least 15 countries with emerging or frontier markets, generally considered to include all countries except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. At least 65% of the Portfolio’s total assets will be denominated in at least three currencies other than the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts (collectively, “Depositary Receipts”) will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are principally traded.

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The Portfolio invests at least 65% of its total assets in common stocks, preferred stocks, rights, and warrants issued by companies that are based in emerging or frontier markets, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest. The Portfolio also may invest in securities of U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances, not more than 15% of the Portfolio’s total assets will be invested in securities of U.S. companies.
The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in emerging markets securities, which includes frontier markets securities, and investment companies that invest in the types of securities in which the Portfolio would normally invest.
Because some emerging market countries may present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities to gain exposure to those countries.
Principal Risks
The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:
Market Risk. The value of investments in the Portfolio may fluctuate suddenly and unexpectedly as a result of various market and economic factors, including those affecting individual companies, issuers or particular industries.
Currency Risk. Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.
Foreign Investment Risk. Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.
Emerging and Frontier Market Risk. The Portfolio may invest in the securities of companies in emerging and frontier markets (including China, which generally comprises a significant percentage of emerging markets benchmarks). Emerging and frontier market securities involve certain risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. In addition, companies in emerging and frontier markets may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. or developed market countries. Such companies may also be located in countries where the universe of eligible investments is impacted by U.S. sanctions laws. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries. The smaller size and lower levels of liquidity in emerging markets, as well as other social, economic, regulatory and political factors, contribute to greater volatility. Because of this volatility, this Portfolio is better suited for long-term investors.
NAV Risk. The net asset value of the Portfolio and the value of your investment will fluctuate.
Risks Associated with China and Hong Kong. Investing in Chinese companies will subject the Portfolio more generally to the risks of associating with investing in China and Hong Kong.
The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency- denominated obligations. Changes in these policies could adversely impact affected industries or Chinese companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the United States. Accounting, auditing, financial, and other reporting standards, practices and disclosure requirements in China are different, sometimes in fundamental ways, from those in the United States and certain Western European countries. Although the Chinese government adopted a new set of Accounting Standards for Business Enterprises effective January 1, 2007, which are similar to the International Financial Reporting Standards, the accounting practices in China continue to be frequently criticized and challenged. In addition, China does not allow the Public Company Accounting Oversight Board to inspect the work that auditors perform in China for Chinese companies in which the Portfolio may invest. That inspection organization conducts on-going reviews of audits by U.S. accounting firms. As a result, financial reporting by companies domiciled in China does not have as much regulatory oversight as reporting by companies in the United States. The Portfolio may also be limited in its ability to invest in certain securities by executive orders and other regulatory actions that target publicly-traded securities of Chinese companies.
As part of Hong Kong’s transition from British to Chinese sovereignty in 1997, China agreed to allow Hong Kong to maintain a high degree of autonomy with regard to its political, legal and economic systems for a period of at least 50 years. If China were to further exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Portfolio’s investments. The Shanghai and Shenzhen stock exchanges may close for extended periods for holidays or otherwise, which impacts the Portfolio’s ability to trade in A-Shares during those periods. In addition, the Shanghai-Hong Kong Stock Connect and the Shenzhen-Hong Kong Stock Connect programs, which are used by foreign investors to access China A-Shares, are relatively new structures that are subject to certain legal and structural risks.
Financials Sector Risk. To the extent the Portfolio invests in securities and other obligations of issuers in the financials sector, the Portfolio will be vulnerable to events affecting companies in the financials industry. Examples of risks affecting the financials sector include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy, and price competition. In addition, financials companies are often more highly leveraged than other companies, making them inherently riskier. As of October 31, 2021,

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the Portfolio had 23.0% of net assets invested in the financials sector.
Portfolio Performance
The following bar chart shows how the investment results of the Portfolio’s Institutional Class Z shares have varied from year to year. The table that follows shows how the average total returns of the Portfolio’s Institutional Class Z shares compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How the Institutional Class Z shares of the Portfolio have performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future.
Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435-8105.
Institutional Emerging Markets Portfolio Institutional Class Z

The best calendar quarter return during the period shown above was 22.66% in the fourth quarter of 2020; the worst was -27.61% in the first quarter of 2020.
Average Annual Total Returns
(for the Periods Ended December 31, 2021)
	1-Year	5-Year	Since Inception 03/05/2014
Harding Loevner Institutional Emerging Markets Portfolio – Institutional Class Z
Return Before Taxes	-3.29%	8.98%	5.53%
Return After Taxes on Distributions[1]	-3.31%	8.86%	5.43%
Return After Taxes on Distributions and Sale of Portfolio Shares[1]	-1.68%	7.21%	4.50%
MSCI Emerging Markets (Net) Index (Reflects No Deduction for Fees, Expenses, or U.S. Taxes)	-2.54%	9.88%	5.72%
1After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
Management
Investment Adviser
Harding Loevner serves as investment adviser to the Portfolio.
Portfolio Managers
Scott Crawshaw, Craig Shaw, Pradipta Chakrabortty, and Richard Schmidt serve as the portfolio managers of the  Institutional Emerging Markets Portfolio. Mr. Crawshaw has held his position since June 2014, Mr. Shaw has held his position since December 2006, Mr. Chakrabortty has held his position since January 2015, and Mr. Schmidt has held his position since December 2011. Messrs. Crawshaw and Shaw are the co-lead portfolio managers. Effective July 1, 2022, Messrs. Chakrabortty and Crawshaw will serve as co-lead portfolio managers and Mr. Shaw will no longer serve as a portfolio manager of the Portfolio.
Purchase and Sale of Portfolio Shares
Institutional Class Z shares are only available to certain eligible investors and the minimum initial investment is $10 million.
Shares of the Emerging Markets Portfolio may not be available for purchase by all investors through financial intermediaries. For more information, see the section captioned “Shareholder Information—Purchase and Redemption of Shares” in the Portfolio’s prospectus.
Tax Considerations
The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Upon withdrawal, your investment through a tax-deferred arrangement may become taxable.
Payments to Brokers-Dealers and Other Financial Intermediaries
If you purchase Institutional Class Z shares through a broker-dealer or other financial intermediary (such as a bank), the Portfolio will not pay the intermediary for the sale of Institutional Class Z shares or any other related services. If a related company of a Portfolio does make such payments, such payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investment Objectives and Investment Process
Harding, Loevner Funds, Inc. (the “Fund”) is a no-load, open-end management investment company that currently has ten separate portfolios, including the Global Equity Portfolio, Institutional Emerging Markets Portfolio, and International Equity Portfolio, whose Institutional Class Z shares are offered in this Prospectus (each, a “Portfolio,” and collectively, the “Portfolios”). Each Portfolio has its own investment objective, strategy, and policies. The Fund is advised by Harding Loevner. There is no assurance that a Portfolio will achieve its investment objective.
The investment objectives, policies, and risks of the Portfolios are detailed below. Except as otherwise indicated, the Fund’s board of directors (the “Board of Directors”) may change the investment policies at any time to the extent that such changes are consistent with the investment objective of the applicable Portfolio. However, each Portfolio’s investment objective is fundamental and may not be changed without a majority vote of the Portfolio’s outstanding shares, which is defined under the Investment Company Act of 1940, as amended, as the lesser of (a) 67% of the shares of the applicable Portfolio present or represented if the holders of more than 50% of the shares are present or represented at the shareholders’ meeting, or (b) more than 50% of the shares of the applicable Portfolio (a “majority vote”).
The Portfolios may, from time to time, take temporary defensive positions that are inconsistent with the Portfolios’ principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For temporary defensive purposes, the Portfolios may temporarily hold cash (foreign currencies or multinational currency) and/or invest up to 100% of their assets in high quality debt securities or money market instruments of U.S. or foreign issuers. The Portfolios may miss certain investment opportunities if they use such temporary defensive strategies and thus may not achieve their investment objectives.
Investment Objectives
The investment objective of each Portfolio is:
Portfolio	Objective
Global Equity	Seeks long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States
Institutional Emerging Markets	Seeks long-term capital appreciation through investments in equity securities of companies based in emerging markets
International Equity	Seeks long-term capital appreciation through investments in equity securities of companies based outside the United States
Investment Process
Harding Loevner believes investing in the shares of high-quality growing businesses at reasonable prices leads to superior risk-adjusted returns over the long-term. The firm manages the Portfolios utilizing a bottom-up, business-focused approach based on careful study of individual companies and the competitive dynamics of the global industries in which they participate. The process Harding Loevner uses to identify and value companies consists of four parts: (1) Initial Qualification of companies for further research; (2) In-Depth Research into the businesses of qualified candidates; (3) Valuation and Rating of securities of potential investments; and (4) Portfolio Construction by selecting from analyst-rated securities to create diversified and non-diversified portfolios from the most-promising opportunities.
To qualify companies for intensive research, Harding Loevner’s investment analysts survey companies in their assigned portions of the investment universe to identify potential candidates that meet four key criteria. They must exhibit: (i) Competitive Advantages that enable them to earn high margins that can be sustained over time; (ii) Sustainable Growth in sales, earnings, and cash flows; (iii) Financial Strength, in terms of free cash flow and available borrowing capacity; and (iv) Quality Management including a proven record of success and respect for interests of minority shareholders. Sources for investment ideas include, but are not limited to, analysts’ investigations into the competitors, suppliers, and customers of existing companies under research; their encounters with companies during onsite company visits, investor conferences, trade shows, and other research travel; and
objective screens on company fundamentals using Harding Loevner’s quality and growth metrics.
Companies that appear qualified on these key criteria are then examined more intensively using primary and secondary sources, including company reports, management interviews, contact with trade associations, and visits to company facilities. Using a proprietary scoring system known as the Quality Assessment (“QA”) framework, investment analysts assess qualified companies on ten quality and growth characteristics, including environmental, social and governance (“ESG”) risks and opportunities. This framework aids analysts in gaining insight into companies’ competitive positions and the extent and durability of their growth prospects, and facilitates comparing businesses across different countries and industries.
To evaluate the investment potential of the strongest candidates, analysts use a multi-stage cash-flow return on investment approach to construct financial models incorporating their forecasts for long-term growth in earnings and cash flows. The financial models include adjustments based upon the QA score. Analysts primarily use a discounted cash flow analysis to estimate the value of companies’ securities. Based upon their business forecasts and evaluation of investment potential, analysts predict the relative price performance of stocks under their coverage, and issue purchase and sale recommendations accordingly. When issuing a recommendation on the stock of a company, analysts also set out expectations for the future business performance of the company (“mileposts”). These mileposts provide analysts with an

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indelible record of their expectations for the business and form the basis of ongoing review of the company’s progress.
In constructing portfolios for the Global Equity, International Equity, and Institutional Emerging Markets Portfolios, Harding Loevner’s portfolio managers select among the analyzed securities. The portfolio managers take into consideration the securities’ predicted relative price performance, the timeliness and investment potential, the implications for portfolio risk of their selections, and the requirement to observe portfolio diversification guidelines, as applicable.
A holding is reduced or removed from a Portfolio if and when it: (i) grows to too large a proportion of the portfolio, in terms of its impact on portfolio risk; (ii) becomes substantially overpriced in relation to its estimated value; (iii) fails to achieve the pre-established milestones for business (as opposed to share price) performance, including breach of trust by management; or (iv) is displaced by more compelling investment opportunities.
ESG Integration. Harding Loevner seeks to achieve the best possible risk-adjusted investment returns in managing the Fund. Companies that operate with disregard for the environment, for the welfare of societies in which they conduct their business, or for sound principles of governance by which the interests of their shareholders are protected put their financial results at long-term risk. Alternatively, companies may strengthen their long-term prospects by identifying and mitigating material ESG-related risks or by taking advantage of new opportunities that may arise from material ESG-related trends. In evaluating equity securities, Harding Loevner considers ESG-related risks and opportunities explicitly. For each company under research coverage, the responsible analyst estimates the extent to which each of numerous ESG factors represents a risk that could threaten, or an opportunity that could support, the company’s long-term growth and profitability. The estimates are aggregated across ESG factors to determine an overall ESG score for the company. The ESG scorecard is a consistent framework for assessing and comparing companies’ potential ESG risks and opportunities across all industries and geographies. A company’s ESG score may affect the analyst’s long-term forecasts of its growth, profit margins, capital intensity, or competitive position. A company’s overall ESG score is also a parameter of Harding Loevner’s equity valuation model, wherein it influences the estimated duration of future cash flow growth. Portfolio managers consider ESG factors among other factors affecting risk and expected returns in choosing among companies approved by analysts.

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Additional Information on Portfolio Investment Strategies
and Risks
Other Investment Strategies
The Global Equity and International Equity Portfolios may each invest up to 20% and the Institutional Emerging Markets Portfolio may invest up to 35% of their respective total assets in debt securities of domestic and foreign issuers, including emerging market and frontier emerging market issuers. The types of debt securities the Portfolios may invest in include instruments such as corporate bonds, debentures, notes, commercial paper, short-term notes, medium-term notes, and variable rate notes. Such securities may be rated below investment grade, that is, rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB by S&P Global Ratings Group, a division of S&P Global Inc. (“S&P”) and in unrated securities judged to be of equivalent quality as determined by Harding Loevner (commonly referred to as “junk bonds”). However, a Portfolio may not invest in securities rated, at the time of investment, C or below by Moody’s, or D or below by S&P, or in securities of comparable quality as determined by Harding Loevner.
Risks Associated with the Portfolios’ Investment Policies
and Techniques
The share price of a Portfolio will change daily based on changes in the value of the securities that a Portfolio holds. The principal risks of investing in each of the Portfolios and the circumstances reasonably likely to cause the value of your investment to decline are described in the “Portfolio Summary” section of each Portfolio in this Prospectus. Additional information concerning those principal risks and the additional risks that apply to each Portfolio are set forth below. Please note that there are other circumstances that are not described here that could cause the value of your investment to decline and prevent a Portfolio from achieving its investment objective.
Market Risk. The value of the securities in which a Portfolio invests may fluctuate in response to the prospects of individual companies, particular industry sectors or governments and/or such factors as general economic conditions, political or regulatory developments, changes in interest rates, perceived desirability of equity securities relative to other investments, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as wars, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely impact the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Price changes may be temporary or last for extended periods. A Portfolio's investments may be over-weighted from time to time in one or more industry sectors, which will increase the Portfolio's exposure to risk of loss from adverse developments affecting those sectors.
Currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may experience steady or sudden fluctuation over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a Portfolio and denominated in those currencies.
Foreign Investments. Securities issued by foreign governments, foreign corporations, international agencies and obligations of foreign banks involve risks not associated with securities issued by U.S. entities. Changes in foreign currency exchange rates may affect the value of investments of a Portfolio. With respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation and political or social instability or diplomatic developments that could affect investment in those countries. There may be less publicly-available information about a foreign financial instrument than about a U.S. instrument and foreign entities may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of U.S. entities. A Portfolio could encounter difficulties in obtaining or enforcing a judgment against the issuer in certain foreign countries. Such risks may be magnified with respect to securities of issuers in frontier emerging markets. In addition, economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions could, among other things, effectively restrict or eliminate a Portfolio’s ability to purchase or sell securities or groups of securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. In addition, as a result of economic sanctions, a Portfolio may be forced to sell or otherwise dispose of investments at inopportune times or prices. Certain foreign investments may also be subject to foreign withholding or other taxes, although the Portfolio will seek to minimize such withholding taxes whenever practical. Investors may be able to deduct such taxes in computing their taxable income or to use such amounts as credits (subject to a holding period and certain other restrictions) against their U.S. income taxes if more than 50% of the Portfolio’s total assets at the close of any taxable year consist of stock or securities of foreign corporations. Ownership of unsponsored Depositary Receipts may not entitle the Portfolio to financial or other reports from the issuer to which it would be entitled as the owner of sponsored Depositary Receipts. See also “Shareholder Information—Tax Considerations” below.
Emerging and Frontier Market Securities. The risks of investing in foreign securities may be intensified in the case of investments in issuers domiciled or doing substantial business in developing countries with limited or immature capital markets. Security prices and currency valuations in emerging and frontier markets can be significantly more volatile than in the more established markets of the developed nations, reflecting the greater uncertainties of investing in less mature markets and economies. In particular, developing countries may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of developing countries may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from extreme debt burdens or volatile inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable than in developed markets. Securities of issuers located in

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developing countries may have limited marketability and may be subject to more abrupt or erratic price movements.
Geopolitical Risk. The value of your investment in a Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities a Portfolio owns and the markets in which the securities trade. The interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Portfolio may decline in value due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, epidemics and pandemics, wars, terrorism, regulatory events and governmental or quasi-governmental actions. Further, the recent rise of nationalist economic policies, including trade protectionism may have a negative impact on the Portfolios' performance. It is difficult to predict when similar events or policies may affect the U.S. or global financial markets or the effects that such events or policies may have. Any such events or policies could have a significant adverse impact on the value and risk profile of a Portfolio.
Geographic Risk. Concentration of the investments of a Portfolio in issuers located in a particular country or region will subject such Portfolio, to a greater extent than if investments were less concentrated, to the risks of volatile economic cycles and/or conditions, and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; social, political, regulatory, economic or environmental developments; or natural disasters.
ESG Integration. Harding Loevner's integration of ESG-related risks and opportunities as part of its investment process may impact a Portfolio’s performance, including relative to similar funds that do not consider such risks and opportunities. Harding Loevner's assessment of ESG-related risks and opportunities in the course of identifying and selecting investments requires subjective judgment, which may turn out to be incorrect. Such assessment is also made more difficult when relevant data about a company is limited. A company’s ESG-related risks and opportunities or Harding Loevner’s assessment of such risks and opportunities may change over time.
Risks Associated with Investing in Chinese Companies. Investing in Chinese companies involves a higher degree of risk than investing in companies located in, or otherwise principally exposed to, other regions and economies, including one or more of the following risks:
China. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. The economy, industries, and securities and currency markets of China are particularly vulnerable to the region’s dependence on exports and international trade and increasing competition from Asia’s other low-cost emerging economies. The imposition of tariffs or other trade barriers by the U.S. or foreign governments on Chinese exports and other restrictions on or barriers to investment in China may adversely impact Chinese companies. Currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation as a result of internal social unrest or conflicts with other countries may have negative effects on the economies and securities markets in which Chinese companies operate.
The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. For over three decades, the Chinese government has been reforming economic and market practices, providing a larger sphere for private ownership of property, and interfering less with market forces. While currently contributing to growth and prosperity, these reforms could be altered or discontinued at any time. Changes in these policies could adversely impact affected industries or companies in China. In addition, the Chinese government may actively attempt to influence the operation of Chinese markets through currency controls, direct investments, limitations on specific types of transactions (such as short selling), limiting or prohibiting investors (including foreign institutional investors) from selling holdings in Chinese companies, or other similar actions. Furthermore, U.S. regulatory authorities often have substantial difficulties in bringing and enforcing actions against non-U.S. companies and non-U.S. persons, including company directors and officers, in certain emerging markets, including China. Investments in Chinese companies are subject to the risk of confiscatory taxation, nationalization or expropriation of assets, potentially frequent changes in the law, and imperfect information because companies in the China region may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. The occurrence of catastrophic events (such as hurricanes, earthquakes, pandemic disease, acts of terrorism and other catastrophes) in China could also have a negative impact on a Portfolio.
Military conflicts, either in response to internal social unrest or conflicts with other countries, could disrupt the economic development in China. China’s long-running conflict over Taiwan remains unresolved, while territorial border disputes persist with several neighboring countries. While economic relations with Japan have deepened, the political relationship between the two countries has become more strained in recent years, which could weaken economic ties. There is also a greater risk involved in currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. The Chinese government also sometimes takes actions intended to increase or decrease the values of Chinese stocks. China’s economy, particularly its export-oriented sectors, may be adversely impacted by trade or political disputes with China’s major trading partners, including the United States.
In addition, as its consumer class continues to grow, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. Social cohesion in China is being tested by growing income inequality and larger scale environmental degradation. Social instability could threaten China’s political system and economic growth, which could decrease the value of the Portfolio’s investments.

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Accounting, auditing, financial, and other reporting standards, practices and disclosure requirements in China are different, sometimes in fundamental ways, from those in the United States and certain Western European countries. Although the Chinese government adopted a new set of Accounting Standards for Business Enterprises effective January 1, 2007, which are similar to the International Financial Reporting Standards, the accounting practices in China continue to be frequently criticized and challenged. In addition, China does not allow the Public Company Accounting Oversight Board to inspect the work that auditors perform in China for Chinese companies in which the Portfolio may invest. That inspection organization conducts on-going reviews of audits by U.S. accounting firms. As a result, financial reporting by companies domiciled in China does not have as much regulatory oversight as reporting by companies in the United States.
In November 2020, the President of the United States issued an Executive Order (the “Order”), which went into effect on January 11, 2021, to prohibit, among other things, any transaction by any U.S. person in publicly traded securities of certain companies determined to be affiliated with China’s military. In June 2021, the Order was amended to also prohibit any transaction by any U.S. person in publicly traded securities of certain companies determined to be affiliated with China’s surveillance technology sector. In December 2020, the President of the United States signed into law the Holding Foreign Companies Accountable Act (“HFCAA”), which requires companies publicly listed on stock exchanges in the United States to declare they are not owned or controlled by any foreign government. The Order, HFCAA, or similar future actions by the United States government, may limit the securities in which a Portfolio may invest.
Investing in certain China-related securities, such as Chinese A-shares listed and traded on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai-Hong Kong Stock Connect and Shenzhen-Hong Kong Stock Connect programs, has certain associated risks including a lack of certainty regarding how the People's Republic of China (“PRC”) securities regulations and listing rules of the Shanghai and Shenzhen Stock Exchanges will be applied; underdeveloped concepts of beneficial ownership and associated rights (i.e., participation in corporate actions and shareholder meetings); limitations on the ability to pursue claims against the issuer; and untested PRC trading, clearance and settlement procedures.
A Portfolio may gain economic exposure to certain operating companies in China through legal structures known as variable interest entities ("VIEs"). In a VIE structure, a China-based operating company ("Operating Company") typically establishes an offshore shell company ("Shell Company") in another jurisdiction, such as the Cayman Islands, which then enters into service and other contracts with the Operating Company and issues shares on a foreign exchange, like the New York Stock Exchange. Investors in VIEs hold stock in the Shell Company rather than directly in the Operating Company and the Shell Company may not own stock or other equity in the Operating Company. Certain Chinese companies have used VIEs to facilitate foreign investment because of Chinese governmental prohibitions or restrictions on non-Chinese ownership of companies in certain industries in China. Through a VIE arrangement, the Operating Companies indirectly raise capital from U.S. investors without distributing ownership of the Operating Companies to U.S. investors.
Investments in VIEs are subject to risks in addition to those generally associated with investments in China. For example, breaches of the contractual arrangements, changes in Chinese law with respect to enforceability or permissibility of these arrangements or failure of these contracts to function as intended would likely adversely affect an investment in a VIE. In addition, VIEs are also subject to the risk of inconsistent and unpredictable application of Chinese law, that the Shell Company may lose control over the Operating Company and that the equity owners of the Operating Company may have interests conflicting with those of the Shell Company's investors. There is also uncertainty related to the Chinese taxation of VIEs and the Chinese tax authorities may take positions which result in increased tax liabilities. Thus, investors, such as the Portfolios, face risks and uncertainty about future actions or intervention by the government of China at any time and without notice that could suddenly and significantly affect VIEs and the enforceability of the Shell Company's contractual arrangements with the Operating Company. If these risks materialize, the value of investments in VIEs could be significantly adversely affected and a Portfolio could incur significant losses with no recourse available.
Hong Kong. As part of Hong Kong’s transition from British to Chinese sovereignty in 1997, China agreed to allow Hong Kong to maintain a high degree of autonomy with regard to its political, legal and economic systems for a period of at least 50 years. Under the agreement, China does not tax Hong Kong, does not limit the exchange of the Hong Kong dollar for foreign currencies and does not place restrictions on free trade in Hong Kong. However, there is no guarantee that China will continue to honor the agreement, and China may change its policies regarding Hong Kong at any time. If China were to further exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on a Portfolio’s investments. There is uncertainty as to whether China will continue to respect the relative independence of Hong Kong and refrain from exerting a tighter grip on Hong Kong’s political, economic and social concerns. In addition, the Hong Kong dollar trades within a fixed trading band rate to (or is “pegged” to) the U.S. dollar. This fixed exchange rate has contributed to the growth and stability of the Hong Kong economy. However, some market participants have questioned the continued viability of the currency peg. It is uncertain what effect any discontinuance of the currency peg and the establishment of an alternative exchange rate system would have on capital markets generally and the Hong Kong economy.
China is Hong Kong’s largest trading partner, both in terms of exports and imports. Changes in China’s economic policies, trade regulations or currency exchange rates may have an adverse impact on Hong Kong’s economy. Recent protests and unrest have increased tensions between Hong Kong and China.
Under the Basic Law of the Hong Kong Special Administrative Region (“SAR”) of the PRC, Hong Kong is exclusively in charge of its internal affairs and external relations, while the government of the PRC is responsible for its foreign affairs and defense. As a separate customs territory, Hong Kong maintains and develops relations with foreign states and regions. As of July 2020, the Chinese Standing Committee of the National People’s Congress

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enacted the Law of the People’s Republic of China on Safeguarding National Security in the Hong Kong SAR. As of the same month, Hong Kong is no longer afforded preferential economic treatment by the United States under U.S. law, and there is uncertainty as to how the economy of Hong Kong will be affected. Accordingly, it cannot be assured that Hong Kong’s status as a SAR of the PRC will remain unaffected, thereby further affecting its current relations with foreign states and regions. Any further changes in China’s policies could adversely affect market conditions and the performance of Hong Kong’s economy. There can be no assurance that there will be no additional political or social unrest or that such unrest will not lead to the disruption of the economic, political and social conditions of Hong Kong.
Hong Kong, Taiwan and Macau do not exercise the same level of control over their economies as does the PRC with respect to the PRC, but changes to their political and economic relationships with the PRC could adversely impact a Portfolio’s investments in companies based in Hong Kong, Taiwan and Macau.
Taiwan. The political reunification of China and Taiwan, over which China continues to claim sovereignty, is a highly complex issue and is unlikely to be settled in the near future. Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible. Any escalation of hostility between China and/or Taiwan would likely distort Taiwan’s capital accounts, as well as have a significant adverse impact on the value of investments in both countries and the region.
Macau. Although Macau is a SAR of China, it maintains a high degree of autonomy from China in economic matters. Macau’s economy is heavily dependent on the gaming sector and tourism industries, and its exports are dominated by textiles and apparel. Accordingly, Macau’s growth and development are highly dependent upon external economic conditions, particularly those in China.
Participation Notes. Participation notes are issued by banks, or broker-dealers, or their affiliates and are designed to replicate the return of a particular underlying equity or debt security, currency, or market. When the participation note matures, the issuer of the participation note will pay to, or receive from, a Portfolio the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Participation notes involve the same risks associated with a direct investment in the underlying security, currency, or market that they seek to replicate. A Portfolio has no rights under participation notes against the issuer(s) of the underlying security(ies) and must rely on the creditworthiness of the issuer(s) of the participation notes. In general, the opportunity to sell participation notes to a third party will be limited or nonexistent.
NAV Risk. The net asset value of a Portfolio and the value of your investment will fluctuate.
Financials Sector Risk. To the extent a Portfolio invests in securities and other obligations of issuers in the financials sector, the Portfolio will be vulnerable to events affecting companies in the financials industry. Examples of risks affecting the financials sector include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy, and price competition. In addition, financials companies are often more highly leveraged than other companies, making them inherently riskier.
Investment Style Risk. Different investment styles (e.g., “growth” or “value”) tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. One style will underperform other styles over certain periods when that style is out of favor or does not respond as positively to market or other events. The Portfolios may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. There may be market and economic conditions under which an investment philosophy emphasizing high business quality and earnings growth, as is applied to the Portfolios, will underperform other investment styles. At times, the market may place a greater emphasis on current dividends or to discount prospective returns on capital investment for future growth, which would tend to favor a value style of investing.
Management Risk. A strategy used by Harding Loevner may fail to produce the intended results or expected returns, causing a Portfolio to lose value or fail to meet its investment objective or underperform funds with similar investment objectives and strategies.
Debt Security Risk. Debt securities may lose value due to unfavorable fluctuations in the level of interest rates or due to a decline in the creditworthiness of the issuer. As interest rates rise, the value of debt securities generally declines. This risk is generally greater for debt securities with longer maturities than for debt securities with shorter maturities.
Credit Quality. The value of an individual security or particular type of security can be more volatile than the market as a whole and can behave differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain other types of securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain other types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments, and such securities might be difficult to resell.
Counterparty (or Default) Risk. An issuer of fixed-income securities held by a Portfolio or a counterparty to a derivative transaction entered into by a Portfolio may default on its obligation to pay interest and repay principal. Generally, the lower the credit rating of a security, the greater the risk that the issuer of the security will default on its obligation. High-quality securities are generally believed to have relatively low degrees of credit risk. The Portfolios intend to enter into financial transactions only with counterparties that are creditworthy at the time of the transactions. There is always the risk that the analysis of creditworthiness is incorrect or may change due to market conditions. To the extent that a Portfolio focuses its transactions with a limited number of counterparties, it will be more susceptible to the risks associated with one or more counterparties.

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Illiquid and Restricted Securities. Each Portfolio may invest up to 15% of the value of its net assets in illiquid securities. Illiquid securities are securities that the Portfolio does not reasonably expect to be able to be sold or disposed of in current market conditions within seven business days or less without the sale or disposition significantly changing the market value of the investment and includes securities with legal or contractual restrictions on resale, time deposits, repurchase agreements having maturities longer than seven days and securities that do not have readily available market quotations. In addition, although it does not expect to, a Portfolio may invest in securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the-counter. These factors may have an adverse effect on the Portfolio’s ability to dispose of particular securities and may limit a Portfolio’s ability to obtain accurate market quotations for purposes of valuing securities and calculating net asset value and to sell securities at fair value. If any privately placed securities held by a Portfolio are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration.
High Yield/High Risk Securities. The Portfolios may invest in debt and convertible securities rated lower than Baa by Moody’s or BBB by S&P, or unrated securities of equivalent quality (commonly referred to as “junk bonds”) as determined by Harding Loevner. Junk bonds typically offer a higher yield, but involve greater risk and are less liquid than higher grade debt securities. The lower the ratings of such debt securities, the greater their risks render them like equity securities. None of the Portfolios may invest in securities rated, at the time of investment, C or below by Moody’s, or D or below by S&P, or the equivalent as determined by Harding Loevner, which may be in default with respect to payment of principal or interest.
Derivatives and Hedging. The Portfolios may use derivative instruments, including without limitation, options, futures, participation notes, options on futures, forwards, swaps, structured securities, and derivatives relating to foreign currency transactions (collectively, “derivatives”), for hedging purposes and to increase overall return for the Portfolios. The use of derivatives involves special risks, including possible default by the other party to the transaction, illiquidity and, to the extent a Portfolio’s orientation as to certain anticipated market movements is incorrect, the possibility that the use of derivatives could result in greater losses than if they had not been used. To the extent a Portfolio engages in derivatives in an attempt to hedge certain exposures or risks, there can be no assurance that the Portfolio’s hedging investments or transactions will be effective. In addition, hedging investments or transactions involve costs and may reduce gains or result in losses, which may adversely affect the Portfolio.
Options and Futures. The Portfolios may purchase or sell options. If a Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument, foreign currency or contract, such as a swap agreement or futures contract, on the underlying instrument or foreign currency at an agreed-upon price typically in exchange for a premium paid by the Portfolio. If Portfolio the sells an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of the underlying instrument, swap, foreign currency, or futures contract on the underlying instrument or foreign currency at an agreed-upon price during a period of time or on a specific date typically in exchange for a premium received by the Portfolio. The sale of put and call options could result in losses to a Portfolio, force the purchase or sale of portfolio securities at inopportune times, or for prices higher or lower than current market values, or cause the Portfolio to hold a security it might otherwise sell. The purchase of options involves costs associated with the option premium and, if the option is exercised, risks associated with the settlement and the creditworthiness of the party selling the option. The use of options and futures transactions entails certain special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Portfolio could create the possibility that losses on the derivative will be greater than gains in the value of the Portfolio’s position. The loss from investing in futures transactions that are unhedged or uncovered is potentially unlimited. In addition, futures and options markets could be illiquid in some circumstances and certain over-the-counter options could have no markets. A Portfolio might not be able to close out certain positions without incurring substantial losses. To the extent a Portfolio utilizes futures and options transactions for hedging, such transactions should tend to reduce the risk of loss due to a decline in the value of the hedged position and, at the same time, limit any potential gain to the Portfolio that might result from an increase in value of the position. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would the purchase of options, in which case the exposure is limited to the cost of the initial premium and transaction costs.
Disclosure of Portfolio Holdings
A description of the Fund’s policies and procedures regarding disclosure of each Portfolio’s portfolio securities is available in the SAI. Portfolio holdings information as of each calendar quarter end is available to shareholders on the Fund’s website. This information is available no sooner than five (5) business days after the applicable calendar quarter end. Certain other additional information about the Fund’s Portfolios is available publicly on the website for AMG Funds, www.amgfunds.com.

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Management of the Fund
Investment Adviser
Harding Loevner serves as investment adviser to the Fund’s Portfolios. Harding Loevner, established in 1989, is a registered investment adviser that provides global investment management for private investors and institutions. As of December 31, 2021, Harding Loevner managed approximately $86.2 billion in assets. Harding Loevner is located at 400 Crossing Boulevard, Fourth Floor, Bridgewater, New Jersey 08807.
Subject to the direction and authority of the Board of Directors, Harding Loevner provides investment advisory services to each Portfolio pursuant to investment advisory agreements (the “Investment Advisory Agreements”). Under the Investment Advisory Agreements, Harding Loevner is responsible for providing investment research and advice, determining which portfolio securities shall be purchased or sold by each Portfolio, purchasing and selling securities on behalf of the Portfolios, and determining how voting and other rights with respect to the portfolio securities of the Portfolios are exercised in accordance with each Portfolio’s investment objective, policies, and restrictions. Harding Loevner also provides office space, equipment, and personnel necessary to manage the Portfolios. Harding Loevner bears the expense of providing the above services to each Portfolio.
The aggregate annualized advisory fees paid by each Portfolio, excluding any applicable waivers or reimbursements, to Harding Loevner during the fiscal year ended October 31, 2021 as a percentage of each Portfolio’s average daily net assets were:
Portfolio	Aggregate Advisory Fees
Global Equity	0.74%
International Equity	0.66%
Institutional Emerging Markets	0.96%
Harding Loevner may make payments from its own resources to parties that provide distribution, recordkeeping, shareholder communication, and other services under mutual fund supermarket and other programs. See also “Distribution of Fund Shares” below.
Advisory Contract Approval
A discussion of the basis for the Board of Directors’ approval of the Investment Advisory Agreement for the Global Equity, Institutional Emerging Markets and International Equity Portfolios is available in the Fund’s annual report to shareholders for the period ended October 31, 2021.
Portfolio Management
Peter Baughan, CFA has been a co-lead portfolio manager since 2003 and an analyst since 1997. As an analyst, he focuses on consumer discretionary and industrials companies. Mr. Baughan graduated from the University of North Carolina, Chapel Hill in 1983 and joined Harding Loevner in 1997. Mr. Baughan serves as a co-lead portfolio manager for the Global Equity Portfolio.
Pradipta Chakrabortty has been a portfolio manager and an analyst since 2008. As an analyst, he focuses on frontier emerging market companies. Mr. Chakrabortty graduated from BIRLA Institute of Technology & Science (Pilani, India) in 1994, received an MBA in Finance and Marketing from XLRI School of Management (Jamshedpur, India) in 1998, and received an MBA in Finance from University of Pennsylvania, the Wharton School, in 2008. He joined Harding Loevner in 2008. Mr. Chakrabortty serves as a co-lead portfolio manager for the Frontier Emerging Markets Portfolio and as a portfolio manager for the Institutional Emerging Markets Portfolio and Emerging Markets Portfolio. Effective July 1, 2022, Mr. Chakrabortty will serve as a co-lead portfolio manager for the Institutional Emerging Markets Portfolio and Emerging Markets Portfolio.
Scott Crawshaw has been a portfolio manager since 2014 and an analyst since 2015. As an analyst, he focuses on emerging markets companies. Mr. Crawshaw graduated from University of Bristol in 1995. From 2004 to 2014, Mr. Crawshaw was a senior portfolio manager and research analyst for Russell Investments. He joined Harding Loevner in 2014. Mr. Crawshaw serves as a co-lead portfolio manager for the Institutional Emerging Markets Portfolio and Emerging Markets Portfolio and a portfolio manager for the Global Equity Portfolio.
Jingyi Li has been a portfolio manager since 2019 and an analyst since 2010. As an analyst, he focuses on industrials, utilities, and Chinese companies. Mr. Li graduated from Shanghai Jiaotong University in 1998 and received an MBA from the Yale School of Management in 2005. He joined Harding Loevner in 2010. Mr. Li serves as a co-lead portfolio manager for the Global Equity Portfolio.
Bryan Lloyd, CFA has been a portfolio manager since 2014 and an analyst since 2011 when he joined Harding Loevner. As an analyst, he focuses on financials companies. Mr. Lloyd graduated from Lafayette College in 1996. Mr. Lloyd serves as a portfolio manager for the International Equity Portfolio.
Christopher Mack, CFA has been a portfolio manager since 2014 and an analyst since 2008. As an analyst, he focuses on information technology companies. Mr. Mack graduated from Lafayette College in 2004 and joined Harding Loevner that same year. Mr. Mack serves as a portfolio manager for the Global Equity Portfolio.
Babatunde Ojo, CFA has been a portfolio manager since 2014 and an analyst since 2012. As an analyst, he focuses on frontier emerging markets companies. Mr. Ojo graduated from University of Lagos in 2002. He received an MBA in Finance and Management from University of Pennsylvania, the Wharton School, in 2012 and joined Harding Loevner that same year. Mr. Ojo serves as a co-lead portfolio manager for the Frontier Emerging Markets Portfolio and a portfolio manager for the International Equity Portfolio.
Ferrill Roll, CFA has been a co-lead portfolio manager since 2001, an analyst since 1996, Co-Chief Investment Officer from 2016 to 2020 and Chief Investment Officer since 2020. As an analyst, he focuses on financials companies. Mr. Roll graduated from Stanford University in 1980 and joined Harding Loevner in 1996. Mr. Roll serves as a co-lead portfolio manager for the International Equity Portfolio.

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Richard Schmidt, CFA has been a portfolio manager and analyst since 2011. As an analyst, he focuses on consumer staples companies. Mr. Schmidt graduated from Georgetown University in 1986. He joined Harding Loevner in 2011. Mr. Schmidt serves as a portfolio manager for the Global Equity Portfolio, Institutional Emerging Markets Portfolio, and Emerging Markets Portfolio.
Craig Shaw, CFA has been a portfolio manager since 2006 and an analyst since 2001. As an analyst, he focuses on energy companies. Mr. Shaw graduated from Concordia College in 1986, and received an MIM in International Management from Thunderbird/Garvin School of International Management in 1989. He joined Harding Loevner in 2001. Mr. Shaw serves as a co-lead portfolio manager for the Institutional Emerging Markets Portfolio and Emerging Markets Portfolio. Effective July 1, 2022, Mr. Shaw will no longer serve as a portfolio manager for the Institutional Emerging Markets Portfolio and Emerging Markets Portfolio.
Moon Surana, CFA has been a portfolio manager since 2015 and an analyst since 2009. As an analyst, she focuses on financials companies. Ms. Surana graduated from Manipal Institute of Technology in 2005 and received an MS in Financial Engineering from the University of Michigan in 2008. She joined Harding Loevner in 2009. Ms. Surana serves as a portfolio manager for the Global Equity Portfolio, the Global Equity Research Portfolio, the International Equity Research Portfolio and the Emerging Markets Equity Research Portfolio.
Patrick Todd, CFA has been a portfolio manager since 2017 and an analyst since 2012 when he joined Harding Loevner. As an analyst, he focuses on health care and real estate companies. Mr. Todd graduated from Harvard University in 2002 and received an MBA in Applied Value Investing from Columbia Business School in 2011. Mr. Todd serves as a portfolio manager for the International Equity Portfolio.
Andrew West, CFA has been a portfolio manager since 2014 and an analyst since 2006. From 2011 to 2019, he also served as Manager of Investment Research. As an analyst, he focuses on consumer discretionary and industrials companies. Mr. West graduated from the University of Central Florida in 1991 and received an MBA in Finance and International Business from New York University, Leonard N. Stern School of Business, in 2003. He joined Harding Loevner in 2006. Mr. West serves as a co-lead portfolio manager for the International Equity Portfolio.
Additional information regarding the portfolio managers’ compensation, their management of other funds and their ownership of the Fund can be found in the SAI.
Portfolio Expenses
Each Portfolio pays for all of its expenses out of its own assets. Harding Loevner or other service providers may waive all or any portion of their fees and reimburse certain expenses to each Portfolio. Any fee waiver or expense reimbursement would increase the investment performance of each Portfolio for the period during which the waiver or reimbursement is in effect.

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Shareholder Information
Determination of Net Asset Value
The “net asset value” per share (“NAV”) of the Portfolios is calculated as of the close of business (normally 4:00 p.m. New York Time) on days when the New York Stock Exchange is open for business, except when trading is restricted (a “Business Day”). Each Class or Portfolio determines its NAV per share by subtracting that Class or Portfolio’s liabilities (including accrued expenses and dividends payable) from the total value of the Portfolio’s investments or the portion of a Portfolio’s investments attributable to a Class and other assets and dividing the result by the total issued and outstanding shares of the Class or Portfolio. Because the Portfolios may invest in foreign securities that are primarily listed on foreign exchanges that may trade on weekends or other days when the Portfolios do not price their shares, the value of the Portfolios’ assets may be affected on days when shareholders will not be able to purchase or redeem the Portfolios’ shares.
Each Portfolio’s investments are valued based on market quotations, or if market quotations are not readily available or are deemed unreliable, the fair value of the Portfolio’s investments may be determined in good faith under procedures established by the Board of Directors as discussed below.
Fair Valuation. Since trading in many foreign securities is normally completed before the time at which a Portfolio calculates its NAV, the effect on the value of such securities held by a Portfolio of events that occur between the close of trading in the security and the time at which the Portfolio prices its securities would not be reflected in the Portfolio’s calculation of its NAV if foreign securities were generally valued at their closing prices.
To address this issue, the Board of Directors has approved the daily use of independently provided quantitative models that may adjust the closing prices of certain foreign equity securities based on information that becomes available after the foreign market closes, through the application of an adjustment factor to such securities’ closing prices. Adjustment factors may be greater than, less than, or equal to one. Thus, use of these quantitative models could cause the Portfolio’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of these quantitative models is also intended to decrease the opportunities for persons to engage in “time zone arbitrage,” i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Portfolios.
Additionally, any securities for which market quotations are not readily available, such as when a foreign market is closed, or for which available prices are deemed unreliable, are priced by Harding Loevner at “fair value as determined in good faith” in accordance with procedures established by and under the general supervision of the Board of Directors.
In December 2020, the Securities and Exchange Commission adopted Rule 2a-5 under the Investment Company Act of 1940, as amended ("Rule 2a-5"), which is intended to address valuation practices and the role of a fund's board with respect to the fair value of the investments of a registered investment company or business development company. Rule 2a-5, among other things, establishes an updated regulatory framework for registered investment company valuation practices. The Portfolios will not be required to comply with Rule 2a-5 until September 2022.
Purchase and Redemption of Shares
Purchases. Institutional Class Z shares are not subject to any service or distribution fees. The Fund will not provide any distribution, shareholder or participant servicing, account maintenance, sub-accounting, sub-transfer agency, administrative, recordkeeping or reporting, transaction processing, support, or similar payments in connection with investments in, or conversions into, Institutional Class Z shares.
Institutional Class Z shares may be purchased by:
Employee benefit plans, which include:
▪
retirement plans such as employer-sponsored 401(k) and 403(b), 457, Keogh, profit sharing, money purchase, defined benefit/defined contribution, target benefit and Taft-Hartley plans;
▪
non-qualified deferred compensation plans; and
▪
post-employment benefit plans, including retiree health benefit plans.
Certain other types of plans, and institutional or other investors, may be eligible to purchase Institutional Class Z shares, subject to the minimum investment amount set forth below, including, but not limited to:
▪
529 plans;
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endowments and foundations;
▪
states, counties or cities or their instrumentalities;
▪
insurance companies; and
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certain other institutional investors.
Except as specifically provided above and below, Institutional Class Z shares may not be purchased by:
▪
individual investors and/or retail accounts including accounts purchasing through fee-based programs or other wealth platforms;
▪
IRAs and Coverdells;
▪
SEPs, SIMPLEs and SARSEPs; and
▪
individual 401(k) and 403(b) plans.
The minimum initial investment in the Institutional Class Z is $10 million. Additional purchases or redemptions may be of any amount. The Fund reserves the right to waive the minimum initial investment amount for any Portfolio.
The Fund has authorized one or more brokers to receive purchase orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase orders on the Fund’s behalf. The Fund will be deemed to have received a purchase order when an authorized broker or, if applicable, a broker’s authorized agent receives the order in proper form. Share purchase orders placed through an authorized broker or the broker’s authorized designee will be priced at the NAV per share next determined after

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they are received in proper form by an authorized broker or the broker’s authorized designee and accepted by the Fund. With respect to purchases of Portfolio shares through certain brokers: 1) a broker may charge transaction fees, brokerage commissions, or other different, or additional fees; 2) duplicate mailings of Fund material to shareholders who reside at the same address may be eliminated; and 3) the minimum initial investment through certain brokers may be less than a direct purchase with the Fund.
The offering of shares of a Portfolio is continuous and purchases of shares of a Portfolio may be made on any Business Day. The Fund offers shares of each Portfolio at a public offering price equal to the NAV per share next determined after receipt of a purchase order. Shares of the Emerging Markets Portfolio may not be available for purchase by all investors. Generally, shares will be available for purchase by new and existing shareholders, including investors who purchase shares directly from the Portfolio or through financial intermediaries, and by participants in retirement or employee benefit plans. However, the Fund reserves the right to: (1) limit an investor’s ability to purchase shares through certain financial intermediaries; (2) limit the ability of financial intermediaries to acquire shares on behalf of their customers; and (3) prohibit any financial intermediary from increasing the allocation to the Emerging Markets Portfolio in model portfolios. In each case, the Fund will consider whether additional purchases are expected to negatively impact the Portfolio or its shareholders as a whole. If you are purchasing shares of the Emerging Markets Portfolio through a financial intermediary, please consult with an appropriate representative to confirm your eligibility to invest in the Portfolio.
The investment strategies used by Harding Loevner to manage the Funds have capacity limitations. In circumstances where the amount of total exposure to a strategy or investment type for a Fund is, in the opinion of Harding Loevner, capacity constrained, Harding Loevner, in consultation with the Board, reserves the right to close the Fund to new investors and/or impose restrictions on new investments in the Fund.
Investors may be required to demonstrate eligibility to buy shares of the Portfolio before an investment is accepted.
The Fund and Harding Loevner may make exceptions or otherwise modify this policy at any time. For questions about qualifying to purchase shares of the Portfolio, please call (877) 435-8105.
You may purchase shares of a Portfolio utilizing the following methods:
Wire Transfer. Purchases of shares may be made by wire transfer of Federal funds. Share purchase orders are effective on the date when the Transfer Agent receives a completed Account Application Form (and other required documents) and Federal funds become available to the Fund in the Fund’s account with the Transfer Agent as set forth below. The shareholder’s bank may impose a charge to execute the wire transfer. Please call the Transfer Agent at (877) 435-8105 for instructions and policies on purchasing shares by wire.
In order to purchase shares on a particular Business Day, a purchaser must call the Transfer Agent as soon as possible, but no later than by the close of business (normally 4:00 p.m. New York
Time), to inform the Fund of the incoming wire transfer and clearly indicate the name of the Portfolio and which class of shares is to be purchased. If Federal funds are received by the Fund that same day, the order will be effective on that day. If the Fund receives trade instructions after the above-mentioned cut-off time, or if the Transfer Agent does not receive Federal funds, such purchase order shall be executed as of the date that Federal funds are received. Portfolio shares are normally issued upon receipt of payment by cash, check, or wire transfer.
Check. A check used to purchase shares in a Portfolio must be payable to the Portfolio in which you wish to purchase shares, and must be drawn against funds on deposit at a U.S. bank. For a new account, the order must include a completed Account Application Form (and other required documents, if any). For an existing account, the order should include the account number from your statement. In all cases, the purchase price is based on the NAV per share next determined after the purchase order and check are received and deposited in good order. The Fund or the Transfer Agent reserves the right to reject any check. All checks for share purchases should be sent to the Fund’s Transfer Agent at:
Regular Mail:
Harding, Loevner Funds, Inc.
c/o The Northern Trust Company
P.O. Box 4766
Chicago, Illinois 60680-4766
Overnight Delivery:
The Northern Trust Company
Attn: Harding, Loevner Funds, Inc.
333 South Wabash Avenue
Attn: Funds Center, Floor 38
Chicago, Illinois 60604
The Fund reserves the right in its sole discretion: (i) to suspend or modify the offering of a Portfolio’s shares; (ii) to reject purchase orders; and (iii) to modify or eliminate the minimum initial investment in Portfolio shares. Purchase orders may be refused if, for example, they are of a size that could disrupt management of a Portfolio.
Please note that in compliance with the USA Patriot Act of 2001, the Fund’s Transfer Agent will verify certain information on your account application as part of the Fund’s anti-money laundering compliance program. If you do not supply the necessary information, the Fund’s Transfer Agent may not be able to open your account. Additionally, if the Fund’s Transfer Agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the Fund reserves the right to close your account or take any other action it deems reasonable or required by law.
Redemptions. Upon the request of a shareholder, the Fund will redeem all or any part of the shares held through the account. The redemption price is the NAV per share next determined after receipt by the Transfer Agent of proper notice of redemption as described below. If the Transfer Agent receives such notice by the close of business (normally 4:00 p.m. New York Time) on any Business Day, the redemption will be effective on the date of receipt.

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Payment of redemption proceeds made by check or wire will normally be made within one to three Business Days following receipt of the redemption request, or at other times in accordance with the requirements of your intermediary.
For Shares held directly with the Fund, payment of redemption proceeds by wire will normally be made on the next Business Day following receipt of the redemption order. For payment by check, the Portfolios typically expect to mail the check on the next Business Day following receipt of the redemption order.
For Shares held through financial intermediaries, the length of time that the Portfolios typically expect to pay redemption proceeds depends on the method of payment and the agreement between the financial intermediary and the Portfolio. For redemption proceeds that are paid directly to you by a Portfolio, the Portfolio typically expects to make payments by wire or by mailing a check on the next Business Day following the Portfolio’s receipt of a redemption order from the financial intermediary. For payments that are made to your financial intermediary for transmittal to you, the Portfolios expect to pay redemption proceeds to the financial intermediary within one to three Business Days following the Portfolio’s receipt of the redemption order from the financial intermediary.
Payment of redemption proceeds may take longer than the time a Portfolio typically expects and may take up to seven days, as permitted by the 1940 Act.
For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday.
If you are redeeming shares recently purchased by check or electronic transaction, your redemption may not be paid until your check or electronic transaction has cleared. This may delay your payment for up to 10 days. If the notice is received on a day that is not a Business Day or after the above-mentioned cut-off time, the redemption notice will be deemed received as of the next Business Day.
The Fund has authorized one or more brokers to receive redemption orders on its behalf. Such brokers are authorized to designate other intermediaries to receive redemption orders on the Fund’s behalf. The Fund will be deemed to have received a redemption order when an authorized broker or, if applicable, a broker’s authorized agent receives the order in proper form. Share redemption orders placed through an authorized broker or the broker’s authorized designee will be priced at the Portfolio’s NAV per share next determined after they are received in good order by an authorized broker or the broker’s authorized designee.
The Fund imposes no charge to redeem shares; however, a shareholder’s or broker’s bank may impose its own wire transfer fee for receipt of a wire. Redemptions may be executed in any amount requested by the shareholder up to the amount the shareholder has invested in the Portfolio. When a shareholder’s account balance falls below $10 million following a redemption, such shareholders will be notified that the minimum account balance is not being maintained and will be allowed 60 days to make additional investments before the account is closed. If such shareholder does not make additional investments, then the
Portfolio may close the account or convert the shares in the account to another share class (See “Share Class Conversions” below).
To redeem shares, a shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired (which account shall have been previously designated by the shareholder on its Account Application Form), the name of the shareholder, and the shareholder’s account number. Shares that are redeemed prior to the record date of a distribution do not receive dividends.
Certain requests or changes must be made in writing to the Transfer Agent and must include a signature guaranteed by a national bank that is a member of the Medallion Signature Program, using the specific Medallion “Guaranteed” stamp. Notarized signatures are not sufficient. Further documentation may be required when the Transfer Agent deems it appropriate. Requests or changes must include a Signature Guarantee if a shareholder:
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wishes to change its authorized agent;
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wishes to redeem shares within 10 Business Days of changing the account address of record;
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wishes to change the account designated to receive redemption proceeds; or
▪
requests that a check be mailed to a different address than the record address.
A shareholder may request redemption by calling the Transfer Agent (toll-free) at (877) 435-8105. Telephone redemption privileges are made available to shareholders of the Fund on the Account Application Form. The Fund or the Transfer Agent employ reasonable procedures designed to confirm that instructions communicated by telephone are genuine. The Fund or the Transfer Agent may require personal identification codes and will only wire funds according to pre-existing bank account instructions. No bank account instruction changes will be accepted via telephone.
Generally, all redemptions will be for cash. Periodically, the Portfolios may satisfy redemption requests by accessing a line of credit or overdraft facility. On a less regular basis, under stressed market conditions, as well as for other temporary or emergency purposes, the Portfolios may satisfy redemption requests by distributing redemption proceeds in-kind (instead of cash) or by borrowing through other sources. While the Portfolios do not generally use redemptions in-kind, the Fund reserves the right to redeem from any Portfolio in-kind to manage the impact of large redemptions on the Portfolios. Redemption in-kind proceeds will typically be made by delivering a pro-rata amount of a Portfolio’s holdings that are readily marketable securities to the redeeming shareholder within seven days after the Portfolio’s receipt of the redemption order.
Redemption proceeds will only be paid to the shareholder of record, to a financial intermediary holding an account in the name of the shareholder of record, or to a court-appointed guardian or executor of the shareholder of record.

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Restrictions on Frequent Trading. Frequent purchases and sales of a Portfolio’s shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as brokerage commissions) to the Portfolio and by disrupting portfolio management strategies. Accordingly, the Board of Directors has adopted policies and procedures to discourage frequent trading of Portfolio shares. The Fund uses fair value pricing of securities to discourage frequent trading and eliminate the opportunity for time zone arbitrage. While the Fund is committed to preventing market timing and disruptive frequent trading in the Portfolios, there is no guarantee that the Fund or its agents will be able to detect all instances of time zone arbitrage and frequent trading.
Omnibus accounts are maintained by intermediaries acting on behalf of multiple shareholders. Since individual trades in omnibus accounts are not ordinarily disclosed to the Fund, the Fund may be unable to detect or deter frequent trading by participants in such omnibus accounts.
Exchange Privilege. Subject to the approval of the Fund, Institutional Class Z shares of a Portfolio may be exchanged for Institutional Class Z shares of another Portfolio or another share class (none of which is offered in this Prospectus) of another Portfolio based on the respective NAV of the shares involved in the exchange, assuming that the shareholder wishing to exchange shares resides in a state where the desired shares are qualified for sale. An exchange order is treated for tax purposes the same as a redemption (on which a taxable gain or loss may be realized) followed by a purchase and may be subject to federal income tax. Investors who wish to make exchanges should telephone the Transfer Agent (toll-free) at (877) 435-8105.
In addition, a shareholder holding shares of a Portfolio through fee-based (advisory) programs of certain intermediaries may decide to transfer such shares to a brokerage (non-advisory) account of such intermediaries. The shareholder may have these shares exchanged by their intermediary to a different class of shares of the same Portfolio as a result of the transfer of the shares to a brokerage account with the intermediary. Such exchanges will be effected on the basis of the relative NAV of the two share classes, without the imposition of any fees or other charges by the relevant Portfolio. The fees and expenses of the new class may be higher than those of the previously held class. It is expected that the intermediary will treat the exchange as a non-taxable event. Shareholders should carefully review information in the applicable Prospectus regarding share class features, including exchanges, or contact their intermediary for more information. The relevant share class may be described in a separate Prospectus for each Portfolio.
Share Class Conversions. If a shareholder’s account balance falls below the minimum initial investment amount of Institutional Class Z shares in which such shareholder is invested, the relevant Portfolio may convert the shareholder’s Institutional Class Z shares to another class of shares of the same Portfolio, at which time the shareholder’s account will be subject to the requirements of such share class. This may include incurring distribution (12b-1) fees for Investor Class shares or shareholder serving fees for the Investor Class or Advisor Class and Institutional Class shares. These fees are described in more detail in the relevant prospectus for each Portfolio.
Such shareholder will be notified and will be allowed 60 days to make additional investments before any conversion occurs. Any such conversion will occur at the relative NAV of the two share classes, without the imposition of any fees or other charges if the accounts are held directly with the Fund. Where a retirement plan or other financial intermediary holds Institutional Class Z shares on behalf of its participants or clients, shares held by such participants or clients will be converted to another class of shares as described above when a participant or client rolls over its accounts with the retirement plan or financial intermediary into an individual retirement account. A conversion between share classes of the same Portfolio is generally not a taxable event.
Dividends
The Institutional Class Z shares of the Portfolios will declare a dividend from its net investment income and distributions from its realized net short-term and net long-term capital gains, if any, at least annually, and (unless a shareholder has elected to receive cash) pay such dividends and distributions by automatically reinvesting in additional shares of the Portfolio at the NAV per share on the ex-date of the dividends or distributions.
Tax Considerations
The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in a Portfolio, including the status of distributions from each Portfolio under applicable state or local law. The Portfolios are not managed to maximize tax efficiency for taxable shareholders, although in certain situations, the Portfolios may decide to take into account the tax effects of investment decisions.
Federal Income Taxes. Each Portfolio intends to distribute all of its taxable income by automatically reinvesting dividends in additional shares of the same Class or Portfolio and distributing those shares to its shareholders, unless a shareholder elects on the Account Application Form to receive cash payments for such distributions. Shareholders receiving distributions from a Portfolio in the form of additional shares will be treated for federal income tax purposes as receiving a distribution of the amount of cash that they would have received had they elected to receive the distribution in cash.
Dividends paid by a Portfolio from its investment company taxable income (including interest and net short-term capital gains) will be taxable to a U.S. shareholder as ordinary income, whether received in cash or in additional shares. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable capital gains rates, regardless of how long they have held their shares. If a portion of a Portfolio’s income consists of qualifying dividends paid by corporations, a portion of the dividends paid by the Portfolio may be eligible for either the corporate dividends-received deduction or the lower individual tax rate on qualified dividends if both the Portfolio and shareholder satisfy applicable holding period requirements. The maximum individual rate applicable to “qualified dividend income” and long-term capital gains is currently generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares)

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of U.S. individuals, estates, and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
The sale or exchange of Portfolio shares is a taxable transaction for federal income tax purposes. Each shareholder will generally recognize a gain or loss on such transactions equal to the difference, if any, between the amount of the net sales proceeds and the shareholder’s tax basis in the Portfolio shares. Such gain or loss will be capital gain or loss if the shareholder held its Portfolio shares as a capital asset. Any capital gain or loss will generally be treated either as long-term capital gain or loss if the shareholder held the Portfolio shares for more than one year at the time of the sale or exchange, or otherwise as short-term capital gain or loss.
If a shareholder buys shares of a Portfolio before a distribution, the shareholder will be subject to tax on the entire amount of the taxable distribution received. Distributions are taxable to shareholders even if they are paid from income or gain earned by the Portfolio before their investment (and thus were included in the price they paid for their Portfolio shares).
The Portfolios (or their administrative agents) are required to report to the Internal Revenue Service and furnish to shareholders the cost basis information for sale transactions of shares purchased on or after January 1, 2012. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, first-in, first-out or some other specific identification method. Unless you instruct otherwise, the Portfolios will use average cost as their default cost basis method, and will treat sales as first coming from shares purchased prior to January 1, 2012. If average cost is used for the first sale of shares covered by these new rules, the shareholder may only use an alternative cost method for shares purchased prospectively. Shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation. Shareholders that hold their shares through a financial intermediary should contact such financial intermediary with respect to reporting of cost basis and available elections for their accounts.
A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Fund will inform shareholders of the amount and tax status of all amounts treated as distributed to them after the close of each calendar year.
If more than 50% of the value of a Portfolio’s total assets at the close of any taxable year consists of securities of foreign corporations, the Portfolio will be eligible to file an election with the Internal Revenue Service that would generally enable its shareholders to benefit from any foreign tax credit or deduction available for any foreign taxes the Portfolio pays. Pursuant to this election, a shareholder will be required to include in gross income (in addition to dividends actually received) its pro rata share of the foreign taxes paid by a Portfolio, and may be entitled either to deduct its pro rata share of the foreign taxes in computing its taxable income or to use the amount as a foreign tax credit against its U.S. federal income tax liability (subject to certain holding period and other requirements). The consequences of such an election are discussed in more detail in the SAI.
The Portfolios may be required to withhold U.S. federal income tax at the applicable rate on all distributions payable to shareholders if they fail to provide the Portfolios with their correct taxpayer identification number or to make required certifications, or if they have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against U.S. federal income tax liability.
Foreign shareholders may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from the Portfolios, as discussed in more detail in the SAI.
State and Local Taxes. A Portfolio may be subject to state, local, or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business.
Portfolio distributions may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the particular tax consequences of an investment in a Portfolio. The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors should consult their tax advisers with specific reference to their own tax situation.
Shareholder Communications
Inquiries concerning the Fund may be made by writing to Harding, Loevner Funds, Inc., c/o The Northern Trust Company, Attn: Funds Center, Floor 38, 333 South Wabash Avenue, Chicago, Illinois 60604 or by calling the Fund (toll-free) at (877) 435-8105.
When the Fund sends financial reports, notices, prospectuses, and other regulatory materials to shareholders, we attempt to reduce the volume of mail you receive by sending one copy of these documents to two or more account holders who share the same address. This will continue indefinitely, unless you notify us otherwise. Should you wish to receive individual copies of materials, please call the Transfer Agent at (877) 435-8105. Once we have received your instructions, you will begin receiving individual copies for each account at the same address within 30 days.

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Distribution of Fund Shares
Shares of the Fund are distributed by Quasar Distributors, LLC (“Quasar”) pursuant to a distribution agreement (the “Distribution Agreement”) between Harding Loevner, the Fund, and Quasar, under which Quasar serves as the exclusive distributor of the Fund.
The Fund has agreements with various financial intermediaries under which customers of these intermediaries may purchase and hold shares of the Portfolios. These intermediaries assess fees in consideration for providing certain account maintenance, record keeping, and transactional services.
Institutional Class Z shares are not subject to any service or distribution fees. The Fund will not provide any distribution, shareholder or participant servicing, account maintenance, sub-accounting, sub-transfer agency, administrative, recordkeeping or reporting, transaction processing, support or similar payments in connection with investments in, or conversions into, Institutional Class Z shares.

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Financial Highlights
The financial highlights table is intended to help you understand the financial performance of each Institutional Class Z shares of each Portfolio since its inception. Certain information reflects financial results for a single share of a Class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Class or Portfolio (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the annual report, which is incorporated by reference in this Prospectus and the SAI. Information on how to obtain the semi-annual and audited annual reports for the Fund is found on the back cover of this Prospectus.

	Global Equity Portfolio Institutional Class Z
	2021	2020	2019	2018	2017(1)(2)
Net asset value, beginning of year	$42.39	$35.36	$35.67	$40.84	$39.33
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)(3)	(0.10)	(0.02)	0.11	0.17	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	14.30	7.31	3.44	(0.15)	1.52
Net increase (decrease) from investment operations	14.20	7.29	3.55	0.02	1.51
Distributions to Shareholders from:
Net investment income	—	(0.26)	(0.14)	(0.17)	—
Net realized gain from investments	(2.64)	—	(3.72)	(5.02)	—
Total distributions	(2.64)	(0.26)	(3.86)	(5.19)	—
Net asset value, end of year	$ 53.95	$ 42.39	$ 35.36	$ 35.67	$ 40.84
Total Return	34.66%	20.76%	11.89%	(0.26)%	3.80%(A)
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$379,781	$289,320	$229,355	$140,359	$46,493
Expenses to average net assets	0.81%	0.85%	0.88%	0.91%	1.21%(B)
Expenses to average net assets (net of fees waived/reimbursed)	0.80%	0.84%	0.88%	0.90%	0.90%(B)
Net investment income (loss) to average net assets	(0.20)%	(0.05)%	0.32%	0.43%	(0.05)%(B)
Portfolio turnover rate	59%	63%	39%	42%	33%(A)

(A)	Not Annualized.
(B)	Annualized.
(1)	For the period from August 1, 2017 (commencement of class operations) through October 31, 2017.
(2)	All per share amounts and net asset values have been adjusted as a result of the reverse share split effected after the close of business on December 1, 2017.
(3)	Net investment income per share was calculated using the average shares outstanding method.

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	International Equity Portfolio Institutional Class Z
	2021	2020	2019	2018	2017(1)(2)
Net asset value, beginning of year	$23.76	$22.72	$20.75	$22.64	$21.35
Increase (Decrease) in Net Assets from Operations
Net investment income(3)	0.37	0.25	0.30	0.40	0.02
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	6.79	1.18	1.98	(1.90)	1.27
Net increase (decrease) from investment operations	7.16	1.43	2.28	(1.50)	1.29
Distributions to Shareholders from:
Net investment income	(0.23)	(0.39)	(0.31)	(0.21)	—
Net realized gain from investments	—	—	—	(0.18)	—
Total distributions	(0.23)	(0.39)	(0.31)	(0.39)	—
Net asset value, end of year	$ 30.69	$ 23.76	$ 22.72	$ 20.75	$ 22.64
Total Return	30.25%	6.32%	11.29%	(6.79)%	6.00%(A)
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,235,428	$2,165,343	$1,938,763	$1,342,804	$166,923
Expenses to average net assets	0.72%	0.73%	0.75%	0.74%	0.99%(B)
Expenses to average net assets (net of fees waived/reimbursed)	0.72%	0.73%	0.75%	0.74%	0.80%(B)
Net investment income to average net assets	1.25%	1.08%	1.42%	1.77%	0.33%(B)
Portfolio turnover rate	14%	17%	30%	10%	12%(A)

(A)	Not Annualized.
(B)	Annualized.
(1)	All per share amounts and net asset values have been adjusted as a result of the reverse share split effected after the close of business on December 1, 2017.
(2)	For the period from July 17, 2017 (commencement of operations) through October 31, 2017.
(3)	Net investment income per share was calculated using the average shares outstanding method.

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	Institutional Emerging Markets Portfolio Institutional Class Z
	2021	2020	2019	2018	2017(1)
Net asset value, beginning of year	$21.28	$21.28	$18.45	$21.94	$17.71
Increase (Decrease) in Net Assets from Operations
Net investment income(2)	0.11	0.15	0.27	0.22	0.22
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	4.38	0.20	2.76	(3.52)	4.21
Net increase (decrease) from investment operations	4.49	0.35	3.03	(3.30)	4.43
Distributions to Shareholders from:
Net investment income	(0.12)	(0.35)	(0.20)	(0.19)	(0.20)
Net realized gain from investments	—	—	—	—	—
Total distributions	(0.12)	(0.35)	(0.20)	(0.19)	(0.20)
Net asset value, end of year	$ 25.65	$ 21.28	$ 21.28	$ 18.45	$ 21.94
Total Return	21.11%	1.55%	16.61%	(15.21)%	25.43%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$719,400	$626,632	$557,924	$391,583	$458,288
Expenses to average net assets	1.13%	1.19%	1.19%	1.20%	1.23%
Expenses to average net assets (net of fees waived/reimbursed)	1.07%	1.11%	1.11%	1.11%	1.12%
Net investment income to average net assets	0.41%	0.76%	1.34%	1.00%	1.12%
Portfolio turnover rate	13%	23%	17%	24%	17%

(1)	All per share amounts and net asset values have been adjusted as a result of the reverse share split effected after the close of business on December 1, 2017.
(2)	Net investment income per share was calculated using the average shares outstanding method.

25

Harding, Loevner Funds, Inc. (The “Fund”)
Privacy Notice
The Fund collects nonpublic personal information about you from the following sources:
▪
Information, such as your name, address, social security number, assets, and income, submitted by you on applications, forms, or in other written or verbal customer communications. This information may also be provided by a consultant or intermediary acting on your behalf.
▪
Information that results from any transaction performed by us for you.
The Fund will not disclose any nonpublic personal information about you or its former customers to anyone except as permitted or required by law.
If you decide to close your account(s) or become an inactive customer, the Fund will adhere to the privacy policies and practices as described in this notice.
The Fund restricts access to your personal and account information to only those employees who need to know that information to provide products or services to you. The Fund maintains physical, administrative and technical safeguards to protect your nonpublic personal information.

[This page is not part of the Prospectus]

26

HARDING LOEVNER

Fundamental. Thinking. Worldwide.

Statement of Additional Information

Family of Mutual Funds

Global Equity Portfolio
Institutional (HLMVX) and Advisor (HLMGX) Classes

International Equity Portfolio
Institutional (HLMIX) and Investor (HLMNX) Classes

International Small Companies Portfolio
Institutional (HLMRX) and Investor (HLMSX) Classes

Chinese Equity Portfolio
Institutional Class (HLMCX)

Emerging Markets Portfolio
Advisor Class (HLEMX)

Frontier Emerging Markets Portfolio
Institutional Class I (HLFMX), Institutional Class II (HLFFX), and Investor Class (HLMOX)

Global Equity Research Portfolio
Institutional Class (HLRGX)

International Equity Research Portfolio
Institutional Class (HLIRX)

Emerging Markets Research Portfolio
Institutional Class (HLREX)

Global Equity Portfolio
Institutional Class Z (HLGZX)

International Equity Portfolio
Institutional Class Z (HLIZX)

Harding, Loevner Funds, Inc.

February 28, 2022

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectuses (the "Prospectuses") of Harding, Loevner Funds, Inc. (the "Fund"). The current Prospectus for the Institutional Class of the Global Equity Portfolio, the International Equity Portfolio, the International Small Companies Portfolio, the Global Equity Research Portfolio, the International Equity Research Portfolio, the Emerging Markets Research Portfolio, for the Institutional Emerging Markets Portfolio, the Chinese Equity Portfolio, and for the Institutional Class I and II of the Frontier Emerging Markets Portfolio, the current Prospectus for the Institutional Class Z of the Global Equity Portfolio, the International Equity Portfolio, and the Institutional Emerging Markets Portfolio, the current Prospectus for the Investor Class of the International Equity Portfolio, the International Small Companies Portfolio, the Frontier Emerging Markets Portfolio, and for the Advisor Class of the Global Equity Portfolio and the Emerging Markets Portfolio each dated February 28, 2022, as supplemented from time to time, have been filed with the Securities and Exchange Commission (the "SEC") and can be obtained, without charge, by writing to Harding, Loevner Funds, Inc. c/o Northern Trust, Attn: Funds Center, Floor 38, 333 South Wabash Avenue, Chicago, IL 60604, or by calling the Fund toll-free at 1(877)435-8105. This Statement of Additional Information incorporates the Prospectuses and the Financial Statements from the Fund's most recent Annual Report by reference. The Fund's Annual Report may be obtained by calling the Fund toll-free at 1(877)435-8105.

ORGANIZATION OF HARDING, LOEVNER FUNDS, INC.
(THE “FUND”)
The Fund is a no-load, open-end management investment company established as a Maryland corporation on July 31, 1996. Harding Loevner LP (“Harding Loevner” or the “Adviser”) serves as investment adviser to the Fund. The Fund currently has ten separate portfolios, nine diversified portfolios and one non-diversified portfolio (each a “Portfolio”, and together, the “Portfolios”), each of which has its own investment objective and policies. There is no sales charge for purchasing shares. Shares of each Portfolio may be purchased through Quasar Distributors, LLC (“Quasar”), the Fund’s distributor.
ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENT TECHNIQUES
Additional information concerning the Portfolios’ investment techniques is set forth below. The information below supplements, and should be read in conjunction with, the “Additional Information on Portfolio Investment Strategies and Risks” section of the Prospectus.
Participation Notes.  Each Portfolio may invest in participation notes. Some countries, especially emerging markets countries, do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. A Portfolio may use participation notes to establish a position in such markets as a substitute for direct investment. A Portfolio may also invest in participation notes, as an alternative to investing directly in the underlying security, if Harding Loevner determines that participation notes offer greater liquidity than the underlying security. Participation notes are issued by banks or broker-dealers and are designed to track the return of a particular underlying equity or debt security, currency, or market. When the participation note matures, the issuer of the participation note will pay to, or receive from, the Portfolio the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in participation notes involve the same risks associated with a direct investment in the underlying security, currency, or market that they seek to replicate, including, as applicable, foreign, emerging, and frontier risks. In addition, participation notes are generally traded over-the-counter and are subject to counterparty risk. Counterparty risk is the risk that the issuer of the participation note will not fulfill its contractual obligation to complete the transaction with the Portfolio. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Portfolio would be relying on the creditworthiness of such banks or broker-dealers and would have no rights under a participation note against the issuer of the underlying assets. In addition, participation notes may trade at a discount to the value of the underlying securities or markets that they seek to replicate.
Zero Coupon and Discount Debt Securities.  The Emerging Markets Portfolio, the Emerging Markets Research Portfolio (collectively, the “Emerging Markets Portfolios”), the Chinese Equity Portfolio, and the Frontier Emerging Markets Portfolio may invest in zero coupon securities and convertible debt or other debt securities acquired at a discount. A portion of each Portfolio’s sovereign debt securities may be acquired at a discount. The Portfolios will purchase such securities only to the extent consistent with each Portfolio’s investment objective.
Foreign Governments and International and Supranational Agency Securities.  The Portfolios may purchase debt obligations issued or guaranteed by foreign governments or their subdivisions, agencies and instrumentalities, and debt obligations issued or guaranteed by international agencies and supranational entities (such as the World Bank or the United Nations).
Convertible Securities.  The Portfolios may invest in convertible preferred and convertible debt securities, which are securities that may be converted into or exchanged for, at either a stated price or stated rate, underlying shares of common stock. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible fixed income securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and therefore also will react to variations in the general market for equity securities. A unique feature of convertible securities is that, as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock.
Foreign Currency Transactions.  The Portfolios generally do not hedge foreign currency exposure, except on rare occasions when Harding Loevner has a strong view on the prospects for a particular currency or when hedging is desirable to improve portfolio diversification. Each Portfolio will conduct its currency exchange transactions either on a spot (cash) basis at the then prevailing spot rate in the currency exchange market, or by entering into foreign currency forward exchange contracts (“forward contracts”) to purchase or sell currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase. Each Portfolio will segregate cash or liquid portfolio securities in an amount at all times equal to or exceeding its commitment with respect to contracts that are not part of a designated hedge.
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U.S. Treasury and other U.S. Government and Government Agency Securities.  Each Portfolio may purchase securities issued by or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and supported by the full faith and credit of the United States (“U.S. Government Securities”). Each Portfolio also may purchase securities issued by a U.S. Government-sponsored enterprise or federal agency that is supported either by its ability to borrow from the U.S. Treasury (e.g., Student Loan Marketing Association “Sallie Mae”) or by its own credit standing (e.g., Federal National Mortgage Association “Fannie Mae” and Federal Home Loan Mortgage Corporation “Freddie Mac”). U.S. Government Securities include instruments issued by the U.S. Treasury, including bills, notes, and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. Government Securities include securities issued by instrumentalities of the U.S. Government, such as Ginnie Mae, which are also backed by the full faith and credit of the United States. Each Portfolio may invest in instruments issued by instrumentalities established or sponsored by the U.S. Government, such as Sallie Mae, Fannie Mae, and Freddie Mac (“U.S. Government Agency Securities”). While U.S. Government Agency Securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities.
In September 2008, the Federal Housing Finance Authority (“FHFA”), an independent regulator, placed Fannie Mae and Freddie Mac into conservatorship. Under the conservatorship, the FHFA has assumed control of, and generally has the power to direct, the operations of Fannie Mae and Freddie Mac, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers. In addition, in connection with the actions taken by the FHFA, the U.S. Treasury entered into certain preferred stock purchase agreements with each of Fannie Mae and Freddie Mac, which established the Treasury as the holder of a new class of senior preferred stock in each of Fannie Mae and Freddie Mac, which stock was issued in connection with financial contributions from the U.S. Treasury to Fannie Mae and Freddie Mac. The conditions attached to the financial contribution made by the U.S. Treasury to Fannie Mae and Freddie Mac and the issuance of this senior preferred stock placed significant restrictions on the activities of Freddie Mac and Fannie Mae.
Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The preferred stock purchase agreements are intended to enhance each of Fannie Mae’s and Freddie Mac’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of the FHFA determines that the FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed. Should Fannie Mae and Freddie Mac be taken out of conservatorship, it is unclear whether the U.S. Treasury would continue to enforce its rights or perform its obligations under the preferred stock purchase agreements. It also is unclear how the capital structure of Fannie Mae and Freddie Mac would be constructed post-conservatorship, and what effects, if any, the privatization of Fannie Mae and Freddie Mac will have on their creditworthiness and guarantees of certain mortgage-backed securities. Accordingly, should the FHFA take Fannie Mae and Freddie Mac out of conservatorship, there could be an adverse impact on the value of their securities which could cause a Portfolio's investments to lose value.
Inflation-Indexed Securities.  Each Portfolio may invest in securities with a nominal return linked to the inflation rate from bond markets worldwide such as the U.S. Treasury Department’s “inflation-protection” issues (“TIP”). The principal of TIP securities is adjusted for inflation (payable at maturity) and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index for All Urban Consumers (“CPI-U”). These securities may also be eligible for coupon stripping under the U.S. Treasury “STRIPS” program.
Corporate Debt Instruments.  Each Portfolio may purchase commercial paper, short-term notes, and other obligations of U.S. and foreign corporate issuers meeting the Portfolio’s credit quality standards (including variable rate notes). Other than the allowable 20% of a Portfolio’s total assets invested in below-investment grade convertible and other debt securities, all investments in corporate debt instruments will be rated, at the time of investment, at least “BBB” or “A-1” (in the case of commercial paper) by Standard & Poor’s Rating Service (“S&P”), “Baa” or “P-1” (in the case of commercial paper) by Moody’s Investors Service, Inc. (“Moody’s”), or of comparable quality as determined by Harding Loevner.
Bank Obligations.  Each Portfolio limits its investments in U.S. (domestic) bank obligations to obligations of U.S. banks that in Harding Loevner’s opinion meet sufficient creditworthiness criteria. Domestic bank obligations are defined as instruments issued by: U.S. (domestic) banks; U.S. branches of foreign banks, if such branches are subject to the same regulation as U.S. banks; and foreign branches of U.S. banks. However, Harding Loevner must determine that the investment risk associated with investing in instruments issued by such branches is the same as that of investing in instruments issued by the U.S. parent bank, in that the U.S. parent bank would be unconditionally liable in the event that the foreign branch failed to pay on its instruments. Each Portfolio limits its investments in foreign bank obligations to obligations of foreign banks (including U.S. branches of foreign banks) that, in the opinion of Harding Loevner, are of an investment quality comparable to obligations of U.S. banks in which each Portfolio may invest. Each Portfolio may invest in obligations of domestic and foreign banks, including time deposits, certificates of deposit, bankers’ acceptances, letters of credit, bank notes, deposit notes, Eurodollar or Yankeedollar time deposits, Eurodollar or Yankeedollar certificates of deposit, variable rate notes, loan participations, variable amount master demand notes, and custodial receipts. Other than the allowable 20% of a Portfolio’s total assets invested in below-investment grade convertible and other debt securities, all investments in bank obligations will be rated, at the time of investment, “A” by Thomson Reuters Corp. or similarly rated by Fitch Ratings, Inc. or of comparable quality as determined by Harding Loevner.
Derivatives. A derivative is a financial instrument, traded on or off an exchange, the price of which is directly dependent upon the value of one or more underlying securities, commodities, other derivative instruments, or any agreed-upon pricing index or arrangement. The Portfolios are authorized to use the derivatives described below to hedge broad or specific market movements, or to seek to increase the Portfolios’ income or gains. The Portfolios may purchase and sell (or write) exchange-listed and over-the-counter (“OTC”) put and call options on securities, financial futures contracts, equity indices and other financial instruments, and enter into financial futures contracts.
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Derivatives may be used to attempt to protect against possible changes in the market value of securities held or to be purchased by a Portfolio resulting from securities market movements, to protect the Portfolio’s unrealized gains in the value of its securities, to facilitate the sale of those securities for investment purposes, to gain exposure to a market that may not otherwise be available for investment, or to seek to enhance the Portfolio’s income or gain. The Portfolios may use any or all types of derivatives at any time; no particular strategy will dictate the use of one type of transaction rather than another, as use of any derivatives will be a function of numerous variables, including market conditions. The ability of a Portfolio to utilize derivatives successfully will depend on, in addition to the factors described above, Harding Loevner’s ability to predict pertinent market movements, which cannot be assured. These skills are different from those needed to select the Portfolio’s securities. The use of certain derivatives will require that the Portfolio segregate cash, liquid high grade debt obligations, or other assets to the extent the Portfolio’s obligations are not otherwise “covered” through ownership of the underlying security or financial instrument.
Regulatory developments affecting the exchange-traded and OTC derivatives markets may impair a Portfolio's ability to manage or hedge its investment portfolio through the use of derivatives. In particular, in October 2020, the SEC adopted a final rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and cover transactions reflected in the Portfolios’ asset segregation and cover practices discussed herein. Compliance with these new requirements will be required after an eighteen-month transition period. Following the compliance date, these requirements may limit the ability of a Portfolio to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies. The final rule requires a Portfolio to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk (“VaR”) leverage limit, certain derivatives risk management program and reporting requirements. Generally, these requirements apply unless a Portfolio qualifies as a “limited derivatives user,” as defined in the final rule. Under the final rule, when a Portfolio trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Portfolio’s asset coverage ratio or treat all such transactions as derivatives transactions. Reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether a Portfolio is a limited derivatives user, but for funds subject to the VaR testing, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. The SEC also provided guidance in connection with the new rule regarding use of securities lending collateral that may limit the Portfolios’ securities lending activities. These requirements may increase the cost of a Portfolio’s investments and cost of doing business, which could adversely affect investors. Harding Loevner cannot predict the effects of these regulations on a Portfolio. Harding Loevner intends to monitor developments and seek to manage a Portfolio in a manner consistent with achieving the Portfolio's investment objective.
The Dodd-Frank Wall Street Reform and Consumer Protection Act and the rules promulgated thereunder may limit the ability of a Portfolio to enter into one or more exchange-traded or OTC derivatives transactions. A Portfolio’s use of derivatives may also be limited by the requirements of the Internal Revenue Code of 1986, as amended, for qualification as a regulated investment company for U.S. federal income tax purposes.
The Adviser on behalf of the Portfolios has claimed an exemption, which is available to registered investment companies, from regulation as a “commodity pool operator.”
Futures Contracts.  The Portfolios may use stock index futures contracts (“futures contracts”) as a hedge against the effects of changes in the market value of the stocks comprising the relevant index. In managing its cash flows, a Portfolio may also use futures contracts as a substitute for holding the designated securities underlying the futures contract. A futures contract is an agreement to purchase or sell a specified amount of designated securities for a set price at a specified future time. At the time the Portfolio enters into a futures transaction, it is required, under current regulatory requirements, to make a performance deposit (“initial margin”) of cash or liquid securities in a segregated custodial account in the name of the futures broker. Subsequent payments of “variation margin” are then made on a daily basis, depending on the value of the futures position which is continually marked to market. The Portfolios will segregate cash, U.S. Government Securities or other liquid obligations in an amount sufficient to meet its obligations under these transactions.
If the Portfolio enters into a short position in a futures contract as a hedge against anticipated adverse market movements and the market then rises, the increase in the value of the hedged securities will be offset in whole or in part, by a loss on the futures contract. If instead the Portfolio purchases a futures contract as a substitute for investing in the designated underlying securities, the Portfolio will experience gains or losses that correspond generally to gains or losses in the underlying securities. The latter type of futures contract transactions permits the Portfolio to experience the results of being fully invested in a particular asset class, while maintaining the liquidity needed to manage cash flows into or out of the Portfolio (e.g., purchases and redemptions of Portfolio shares). Under normal market conditions, futures contracts positions may be closed out on a daily basis.
U.S. futures contracts have been designed by exchanges which have been designated as “contracts markets” by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, that is a member of the relevant contract market. Futures contracts trade on a number of exchange markets and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. The Portfolios may also enter into futures contracts that are based on securities that would be eligible investments for the Portfolios. The Portfolios may enter into contracts that are denominated in currencies other than the U.S. dollar.
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Although futures contracts by their terms call for the actual delivery or acquisition of securities or currency, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or currency. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or currency. Since all transactions in the futures market are made, offset, or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, a Portfolio will incur brokerage fees when it purchases or sells futures contracts.
At the time a futures contract is purchased or sold, a Portfolio must allocate in cash or securities, an initial margin. Initial margin on U.S. exchanges may range from approximately 3% to approximately 15% of the value of the securities or commodities underlying the contract. Under certain circumstances, however, such as during periods of high volatility, the Portfolio may be required by an exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. An outstanding futures contract is valued daily and the payment in cash of a “variation margin” generally will be required, a process known as “marking to the market.” Each day the Portfolio will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value from the preceding day.
Stock Index Options.  The Portfolios may purchase or sell options on stock indices on U.S. and foreign exchanges or in the OTC markets. An option on a stock index permits the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. Consistent with current regulatory requirements, the Portfolios will segregate cash or other liquid portfolio securities in an amount sufficient to meet its obligations under these transactions.
Repurchase Agreements.  Each Portfolio may enter into repurchase agreements under which a bank or securities firm (that is a dealer in U.S. Government Securities reporting to the Federal Reserve Bank of New York) agrees, upon entering into the contract, to sell U.S. Government Securities to a Portfolio and repurchase such securities from the Portfolio at a mutually agreed-upon price and date. The repurchase price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The term of these agreements usually ranges from overnight to one week, and never exceeds one year. Repurchase agreements with a term of over seven days are considered illiquid.
Repurchase agreements will generally be restricted to those that mature within seven days. Securities subject to repurchase agreements will be held by the Fund’s custodian, sub-custodian or in the Federal Reserve/Treasury book-entry system. The Portfolios will engage in such transactions with parties selected on the basis of such party’s creditworthiness and will enter into repurchase agreements only with financial institutions which are deemed by Harding Loevner to be in good financial standing. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the Portfolio to earn a return on available cash at minimal market risk, although the Portfolio may be subject to various delays and risks of loss if the vendor becomes subject to a proceeding under the U.S. Bankruptcy Code or other proceedings or is otherwise unable to meet its obligation to repurchase. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the value of the repurchase price thereof, including the accrued interest thereon.
Reverse Repurchase Agreements.  Each Portfolio may enter into reverse repurchase agreements under which a primary or reporting dealer in U.S. Government Securities purchases U.S. Government Securities from a Portfolio and the Portfolio agrees to repurchase the securities at an agreed-upon future price and date. The difference between the amount the Portfolio receives for the securities and the amount it pays on repurchase is deemed to be a payment of interest. Under current regulatory requirements, the Fund will maintain for each Portfolio a segregated custodial account containing cash or other appropriate liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase, including accrued interest, and will subsequently monitor the account to ensure such equivalent value is maintained until payment is made. Reverse repurchase agreements will generally be restricted to those that mature within seven days. The Portfolios will engage in such transactions with parties selected on the basis of such party’s creditworthiness. Reverse repurchase agreements involve the risk that the market value of the portfolio securities sold by a Portfolio may decline below the price of the securities at which the Portfolio is obligated to repurchase them. Reverse repurchase agreements create leverage, a speculative factor, and will be considered as borrowings for the purposes of limitations on borrowings.
Warrants. The Portfolios may invest up to 10% of the value of their total assets (valued at the lower of cost or market) in warrants for equity securities, which are securities permitting, but not obligating, their holder to subscribe for other equity securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.
When-Issued Securities.  The Portfolios may purchase securities on a firm commitment basis, including when-issued securities. Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. The Portfolios will only make commitments to purchase securities on a firm commitment basis with the intention of actually acquiring the securities but may sell them before the settlement date if it is deemed advisable. When a Portfolio purchases securities on a when-issued or forward commitment basis, the Portfolio will maintain in a segregated account cash and liquid, unencumbered securities having a value (determined daily) at least equal to the amount of the Portfolio’s purchase commitments. In the case of a forward commitment to sell
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portfolio securities, the Portfolio will hold the portfolio securities themselves in a segregated custodial account while the commitment is outstanding. These procedures are designed to ensure that the Portfolio will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.
Borrowing. Each Portfolio may borrow money temporarily from banks when (i) it is advantageous to do so in order to meet redemption requests; (ii) a Portfolio fails to receive transmitted funds from a shareholder on a timely basis; (iii) the custodian of the Fund fails to complete delivery of securities sold; or (iv) a Portfolio needs cash to facilitate the settlement of trades made by the Portfolio. In addition, each Portfolio may, in effect, lend securities by engaging in reverse repurchase agreements and may, in effect, borrow money by doing so. Securities may be borrowed by engaging in repurchase agreements. See “Investment Restrictions.”
Foreign Currency Hedging.  The Portfolios generally do not hedge foreign currency exposure. Currency hedging would be implemented through the use of forward contracts or options. The Portfolios may, but generally do not intend to, enter into forward contracts and may purchase and write (on a covered basis) exchange-traded or OTC options on currencies, foreign currency futures contracts, and options on foreign currency futures contracts to protect against a decrease in the U.S. dollar equivalent value of its foreign currency portfolio securities or the payments thereon that may result from an adverse change in foreign currency exchange rates. The Portfolios may at times, but generally do not intend to, hedge all or some portion of their currency exchange risk.
Conditions in the securities, futures, options, and foreign currency markets will determine whether and under what circumstances a Portfolio will employ any of the techniques or strategies described below and in the section of the Prospectus entitled “Investment Process and Additional Information on Strategies and Risks.” A Portfolio’s ability to pursue certain of these strategies may be limited by applicable regulations of the CFTC and the federal tax requirements applicable to regulated investment companies (see “Tax Considerations”).
Forward Contracts.  Sale of currency for dollars under a forward contract establishes a price for the currency in dollars. Such a sale insulates returns from securities denominated in that currency from exchange rate fluctuations to the extent of the contract while the contract is in effect. A sale contract will be advantageous if the currency falls in value against the dollar and disadvantageous if it increases in value against the dollar. A purchase contract will be advantageous if the currency increases in value against the dollar and disadvantageous if it falls in value against the dollar.
The Portfolios may use forward contracts to insulate existing security positions against exchange rate movement (“position hedges”) or to insulate proposed transactions against such movement (“transaction hedges”). For example, to establish a position hedge, a forward contract on a foreign currency might be sold to protect against the decline in the value of that currency against the dollar. To establish a transaction hedge, a foreign currency might be purchased on a forward basis to protect against an anticipated increase in the value of that currency against the dollar.
Options on Foreign Currencies.  The Portfolios may purchase and sell (i.e., write) put and call options on foreign currencies to protect against a decline in the U.S. dollar-equivalent value of their portfolio securities or payments due thereon or a rise in the U.S. dollar-equivalent cost of securities that they intend to purchase. A foreign currency put option grants the holder the right, but not the obligation, at a future date to sell a specified amount of a foreign currency to its counterparty at a predetermined price. Conversely, a foreign currency call option grants the holder the right, but not the obligation, to purchase at a future date a specified amount of a foreign currency from its counterparty at a predetermined price.
Options on Futures Contracts.  The Portfolios may purchase or sell options on futures contracts as an alternative to buying or selling futures contracts. Options on futures contracts are similar to options on the security underlying the futures contracts except that options on stock index futures contracts give the purchaser the right to assume a position at a specified price in a stock index futures contract at any time during the life of the option. Under current regulatory requirements, the Portfolios will segregate cash, U.S. Government Securities or other liquid obligations in an amount sufficient to meet its obligations where an option on a futures contract is sold.
Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying securities or currency, it may or may not be less risky than ownership of the futures contract or the underlying securities or currency. As with the purchase of futures contracts, when a Portfolio is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates or a change in foreign exchange rates.
The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio’s portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio’s losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities.
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Illiquid Investments.
In accordance with Rule 22e-4 under the under the Investment Company Act of 1940, as amended (the “1940 Act”), each Portfolio may invest up to 15% of its net assets in “illiquid investments” that are assets. For these purposes, “illiquid investments” are investments that a Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Harding Loevner does not expect that any Portfolio will invest a significant portion of its assets in illiquid investments. All repurchase agreements and time deposits maturing in more than seven days are treated as illiquid assets. A Portfolio also may purchase securities that are not registered under the Securities Act of 1933, as amended (the “1933 Act”), but which can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act (“Rule 144A securities”). Rule 144A securities generally must be sold to other qualified institutional buyers. A Portfolio also may invest in commercial paper issued in reliance on the so-called “private placement” exemption from registration afforded by Section 4(2) of the 1933 Act (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Portfolio who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Portfolios through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. If a particular investment in Rule 144A securities, Section 4(2) paper or private placement securities is not determined to be liquid, that investment will be included within the 15% limitation on investment in illiquid securities. The Fund has implemented a liquidity risk management program and related procedures pursuant to Rule 22e-4 to classify the liquidity of the Portfolio’s investments and manage liquidity risk, and Harding Loevner will monitor the liquidity of such restricted securities under the supervision of the Board of Directors (the “Board” or the “Directors”). In addition, certain derivatives that are not traded on an exchange may also be deemed illiquid.
ADDITIONAL INFORMATION ON PORTFOLIO RISKS
Additional information concerning risks associated with certain of the Portfolios’ investments is set forth below.
Creditworthiness. In general, certain obligations in which the Portfolios may invest are subject to credit risks such as the loss of credit ratings or possible default. After purchase by a Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by a Portfolio. Neither event will require a sale of such security by the Portfolio. However, Harding Loevner will consider such event in its determination of whether a Portfolio should hold the security. To the extent that the ratings given by S&P or Moody’s may change as a result of changes in such organizations or their rating systems, a Portfolio will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.
Bank Obligations. Each Portfolio may invest in obligations of domestic and foreign banks, including time deposits, certificates of deposit, bankers’ acceptances, letters of credit, bank notes, deposit notes, Eurodollar or Yankeedollar time deposits, Eurodollar or Yankeedollar certificates of deposit, variable rate notes, loan participations, variable amount master demand notes, and custodial receipts. Bank obligations are subject to risks generally applicable to debt securities, as well as to the risk of adverse developments in or related to the banking industry. Banks are subject to extensive but different governmental regulations that may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand, and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted that might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks generally are not subject to examination by any U.S. government agency or instrumentality. Also, investments in commercial banks located in several foreign countries are subject to additional risks due to the combination in such banks of commercial banking and diversified securities activities.
Debt Security Risk. Debt securities may lose value due to unfavorable fluctuations in the level of interest rates or due to a decline in the creditworthiness of the issuer. As interest rates rise, the value of debt securities generally declines. This risk is generally greater for debt securities with longer maturities than for debt securities with shorter maturities.
Credit Quality. The value of an individual security or particular type of security can be more volatile than the market as a whole and can behave differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain other types of securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain other types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments, and such securities might be difficult to resell.
Counterparty (or Default) Risk. An issuer of fixed-income securities held by the Chinese Equity Portfolio or a counterparty to a derivative transaction entered into by the Chinese Equity Portfolio may default on its obligation to pay interest and repay principal. Generally, the lower the credit rating of a security, the greater the risk that the issuer of the security will default on its obligation. High-quality securities are generally believed to have relatively low degrees of credit risk. The Chinese Equity Portfolio intends to enter into financial transactions only
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with counterparties that are creditworthy at the time of the transactions. There is always the risk that the analysis of creditworthiness is incorrect or may change due to market conditions. To the extent that the Chinese Equity Portfolio focuses its transactions with a limited number of counterparties, it will be more susceptible to the risks associated with one or more counterparties.
High Yield/High Risk Debt Securities. Each of the Global Equity, International Equity, International Small Companies, Emerging Markets, Global Equity Research, International Equity Research and Emerging Markets Research Portfolios may invest up to 20% of its total assets in below investment grade convertible securities and debt securities which are rated lower than Baa by Moody’s or BBB by S&P, or unrated securities of equivalent quality (commonly referred to as “junk bonds”). However, none of the Portfolios may invest in securities rated, at the time of investment, C or below by Moody’s, or D or below by S&P, or the equivalent as determined by the Adviser, which may be in default with respect to payment of principal or interest. Below-investment-grade securities typically offer a higher yield, but carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories, and are considered speculative. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. The lower the ratings of such debt securities, the greater their risks render them like equity securities. The market value of lower-rated debt securities tends to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-rated debt securities also tend to be more sensitive to general economic conditions than are higher-rated debt securities. Economic downturns have disrupted in the past, and could disrupt in the future, the high yield market and have impaired the ability of issuers to repay principal and interest. Also, an increase in interest rates would have a greater adverse impact on the value of such obligations than on comparable higher quality debt securities. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect a Portfolio’s net asset value (“NAV”). In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.
The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of a Portfolio to accurately value high yield securities in its portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities also may involve special registration responsibilities, liabilities, and costs. Prices for below investment-grade securities may also be affected by legislative and regulatory developments.
Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of Harding Loevner not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of a Portfolio’s investment objective by investment in such securities may be more dependent on Harding Loevner’s credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, Harding Loevner will determine whether it is in the best interest of the Portfolio to retain or dispose of such security.
Interest Rate Risk. Interest rate risk arises due to general changes in the level of market rates after the purchase of a fixed-income security. Generally, the values of fixed-income securities vary inversely with changes in interest rates. During periods of falling interest rates, the values of most outstanding fixed-income securities generally rise and during periods of rising interest rates, the values of most fixed-income securities generally decline. The Portfolios may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk).
Foreign Currency Hedging. The Portfolios generally do not hedge foreign currency exposure. The success of any currency hedging strategy would depend on the ability of Harding Loevner to predict exchange rate fluctuations. Predicting such fluctuations is extremely difficult and thus the successful execution of a hedging strategy is highly uncertain. An incorrect prediction will cause poorer Portfolio performance than would otherwise be the case. Forward contracts that protect against anticipated losses have the corresponding effect of canceling possible gains if the currency movement prediction is incorrect. A Portfolio may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies, although a Portfolio generally does not hedge foreign currency exposure; however, if such hedging techniques are employed, there is no assurance that they will be successful.
Precise matching of forward contract amounts and the value of portfolio securities is generally not possible because the market value of the protected securities will fluctuate while forward contracts are in effect. Adjustment transactions are theoretically possible but time consuming and expensive, so contract positions are likely to be approximate hedges, rather than perfect hedges.
The cost to a Portfolio of engaging in foreign currency forward contracts will vary with factors such as the foreign currency involved, the length of the contract period, and the market conditions then prevailing, including general market expectations as to the direction of the movement of various foreign currencies against the U.S. dollar. Furthermore, Harding Loevner may not be able to purchase forward contracts with respect to all of the foreign currencies in which a Portfolio’s securities may be denominated. In those circumstances the correlation between the movements in the exchange rates of the subject currency and the currency in which the portfolio security is denominated may not be precise. Moreover, if the forward contract is entered into in an OTC transaction, as will usually be the case, the
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Portfolio generally will be exposed to the credit risk of its counterparty. If the Portfolio enters into such contracts on a foreign exchange, the contract will be subject to the rules of that foreign exchange. Foreign exchanges may impose significant restrictions on the purchase, sale, or trading of such contracts, including the imposition of limits on price moves. Such limits may significantly affect the ability to trade such a contract or otherwise to close out the position and could create potentially significant discrepancies between the cash and market value of the position in the forward contract. Finally, the cost of purchasing forward contracts in a particular currency will reflect, in part, the rate of return available on instruments denominated in that currency. The cost of purchasing forward contracts to hedge portfolio securities that are denominated in currencies that in general yield high rates of return may thus tend to reduce that rate of return toward the rate of return that would be earned on assets denominated in U.S. dollars.
Repurchase Agreements. Repurchase agreements involve the purchase of a security or a basket of securities subject to the seller’s agreement to repurchase the security or basket of securities at a mutually agreed upon date and price. In the event the other party to a repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding or such party fails to satisfy its obligations thereunder, a Portfolio could (i) experience delays in recovering cash or the securities sold (and during such delay the value of the underlying securities may change in a manner adverse to the Portfolio) or (ii) lose all or part of the income, proceeds or rights in the securities to which the Portfolio would otherwise be entitled.
Futures Contracts. Futures contracts entail special risks. Among other things, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions relating to: (1) investors’ obligations to meet additional variation margin requirements; (2) decisions to make or take delivery, rather than entering into offsetting transactions; and (3) the difference between margin requirements in the securities markets and margin deposit requirements in the futures market. The possibility of such distortion means that a correct forecast of general market or foreign exchange rate trends still may not result in a successful transaction.
Although Harding Loevner believes that the use of such contracts and options thereon will benefit the Portfolios, if predictions about the general direction of securities market movements or foreign exchange rates are incorrect, a Portfolio’s overall performance would be poorer than if it had not entered into any such contracts or purchased or written options thereon.
A Portfolio’s ability to establish and close out positions in futures contracts and options on futures contracts will be subject to the development and maintenance of a liquid market. Although a Portfolio generally will purchase or sell only those futures contracts and options thereon for which there appears to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option thereon at any particular time. Where it is not possible to effect a closing transaction in a contract or to do so at a satisfactory price, the Portfolio would have to make or take delivery under the futures contract or, in the case of a purchased option, exercise the option. In the case of a futures contract that a Portfolio has sold and is unable to close out, the Portfolio would be required to maintain margin deposits on the futures contract and to make variation margin payments until the contract is closed.
Under certain circumstances, exchanges may establish daily limits in the amount that the price of a futures contract or related option contract may vary either up or down from the previous day’s settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures or options contract prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of positions and subject some traders to substantial losses.
Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as hedging devices similar to those associated with forward contracts on foreign currencies. Further, settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, a Portfolio must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery that are assessed in the country of the underlying currency.
Options on Foreign Currency. As in the case of other types of options, the benefit to a Portfolio deriving from the purchase of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in such rates that might otherwise have been obtained.
A Portfolio may write options on foreign currencies for hedging purposes. For example, where the Portfolio anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the decrease in value of portfolio securities will be offset by the amount of the premium received.
Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar costs of securities to be acquired, a Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased costs up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this movement does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, the Portfolio also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.
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Options on Futures Contracts. The amount of risk a Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. To mitigate this problem, a Portfolio will not purchase or write options on foreign currency futures contracts unless and until, in Harding Loevner’s opinion, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options thereon involves less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a foreign currency futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract, when use of the underlying futures contract would not result in a loss.
Temporary Defensive Positions. Each Portfolio has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders’ capital, the Adviser may employ a temporary defensive strategy if it determines the strategy to be warranted. Pursuant to such a defensive strategy, a Portfolio may temporarily hold cash (foreign currencies or multinational currency) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers. These temporary defensive strategies may be inconsistent with a Portfolio's investment strategy. It is impossible to predict whether or for how long a Portfolio will employ defensive strategies. The use of defensive strategies may prevent a Portfolio from achieving its goals.
Special Risks Regarding Foreign Securities. Investing in the securities of foreign issuers involves certain risks, including those discussed in the Portfolios’ Prospectuses and those set forth below, which are not typically associated with investing in U.S. dollar-denominated securities or quoted securities of U.S. issuers. Many of these risks are more pronounced for investments in developing, emerging and frontier economies.
With respect to investments in certain foreign countries, there exist certain economic, political, and social risks, including the risk of adverse political developments, nationalization, military unrest, social instability, war and terrorism, confiscation without fair compensation, expropriation or confiscatory taxation, limitations on the movement of funds and other assets between different countries, or diplomatic developments, any of which could adversely affect a Portfolio’s investments in those countries. Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and dividend payments.
Many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline. Additionally, many foreign country economies are heavily dependent on international trade and are adversely affected by protective trade barriers and economic conditions of their trading partners. Protectionist trade legislation enacted by those trading partners could have a significant adverse effect on the securities markets of those countries. For example, equity markets in the U.S. and China seem very sensitive to the current U.S.-China “trade war.” The current political climate has intensified concerns about trade tariffs and a potential trade war between China and the United States. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
Investments in foreign securities usually involve currencies of foreign countries. Accordingly, a Portfolio may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates, and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.
European countries can be affected significantly by the tight fiscal and monetary controls that the European Economic and Monetary Union (“EMU”) imposes for membership. Europe’s economies are diverse, its governments are decentralized, and its cultures vary widely. Several countries in the European Union (“EU”), including Greece, Ireland, Italy, Spain, and Portugal have faced budget issues, some of which may have negative long-term effects for the economies of those countries and other EU countries. Some nations required external assistance to meet their obligations, and these countries run the risk of default on their debt, possible bail-out by the rest of the EU or debt restructuring, which may require creditors to bear losses. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including countries that do not use the euro. There is also continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the EMU. These requirements can severely limit the ability of EMU member countries to implement monetary policy to address regional economic conditions.
In a June 2016 referendum, citizens of the United Kingdom voted to leave the EU in a decision commonly known as “Brexit.” On January 31, 2020, the United Kingdom withdrew from the EU subject to a withdrawal agreement that permitted the United Kingdom to effectively remain in the EU from an economic perspective during a transition phase, which concluded on December 31, 2020. On December 30, 2020, the EU
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and UK signed an agreement on the terms governing certain aspects of the EU’s and the UK’s relationship following the end of the transition period, the EU-United Kingdom Trade and Cooperation Agreement ("TCA"). Notwithstanding the TCA, following the transition period, there is a considerable amount of uncertainty as to the United Kingdom's post-transition framework.
There is significant uncertainty regarding the final consequences of Brexit. Brexit may have a negative impact on the economy and currency of the United Kingdom as a result of anticipated or actual changes to the United Kingdom’s economic and political relations with the EU. Brexit may also have a destabilizing impact on the EU to the extent other member states similarly seek to withdraw from the union. Any further exits from the EU, or the possibility of such exits, would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties.
A Portfolio may make investments in the United Kingdom, other EU members and in non-EU countries that are directly or indirectly affected by the exit of the United Kingdom from the EU. While the long-term effects of Brexit are uncertain, the impact on these markets and the broader global economy could be significant and could, among other outcomes, result in increased volatility and illiquidity, potentially lower economic growth and decreased asset valuations. Adverse legal, regulatory or economic conditions affecting the economies of the countries in which a Portfolio conducts its business (including making investments) and any corresponding deterioration in global macro-economic conditions could have a material adverse effect on a Portfolio’s investment returns.
Because foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign securities markets are less than in the United States and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. The securities of foreign issuers may be listed on foreign securities exchanges or traded in foreign over-the-counter markets. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Portfolio endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed and unlisted companies than in the United States, and the legal remedies for investors may be more limited than the remedies available in the United States.
Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when some of a Portfolio’s assets are uninvested and no return is earned on such assets. The inability of a Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Portfolio due to subsequent declines in value of the portfolio securities or, if the Portfolio has entered into a contract to sell the securities, in possible liability to the purchaser.
As described more fully below, each Portfolio may invest in countries with emerging or frontier economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened.
Depositary Receipts. American Depositary Receipts (“ADRs”) as well as other forms of depositary receipts, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Depositary receipts may be “sponsored” or “unsponsored.” Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of unsponsored depositary receipts generally bear all the costs associated with establishing unsponsored depositary receipts. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts. ADRs, EDRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs, EDRs, and GDRs are subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political, economic, and social risks of the underlying issuer’s country.
For purposes of a Portfolio’s investment policies, investments in depositary receipts are deemed to be investments in the underlying securities. For example, an ADR representing ownership of common stock will be treated as common stock.
Financials Sector Risk. To the extent a Portfolio invests in securities and other obligations of issuers in the financials sector, the Portfolio will be vulnerable to events affecting companies in the financials industry. Examples of risks affecting the financials sector include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy, and price competition. In addition, financials companies are often more highly leveraged than other companies, making them inherently riskier.
Special Risks Regarding Emerging Markets and Frontier Emerging Markets. Investing in companies domiciled in emerging market and frontier emerging market countries may be subject to potentially higher risks than the risks associated with investments in more developed foreign countries, as described above. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price
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volatility due to smaller or limited local capital markets for such securities or low/non-existent trading volumes; (iii) less scrutiny and regulation by local authorities of exchanges and broker-dealers; (iv) greater government involvement in the economy; (v) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer’s ability to make dividend or interest payments; (vi) local governments may limit or entirely restrict repatriation of invested capital, profits and dividends; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuation of the securities; (xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer; and (xii) heightened risk of war, conflicts, and terrorism.
Many emerging market and frontier emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging market and frontier emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation and there can be no assurance that such expropriation will not occur in the future.
Many developing countries in which a Portfolio may invest lack the social, political, and economic stability characteristics of the United States. Political instability in these developing countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market and frontier emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.
Currencies of emerging market and frontier emerging market countries are subject to significantly greater risks than currencies of developed countries. Many of these developing countries have experienced steady declines or even sudden devaluations of their currencies relative to the U.S. dollar. Some emerging market and frontier emerging market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some emerging market and frontier emerging market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company’s ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some of these developing countries may be convertible into U.S. dollars, the conversion rates may be artificial to their actual market values.
In the past, some governments within emerging markets and frontier emerging markets have become overly reliant on international capital markets and other forms of foreign credit to finance large public spending programs which cause huge budget deficits. Often, interest payments have become too overwhelming for the government to meet, representing a large percentage of total gross domestic product. These foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure the government not to make payments to foreign creditors, but instead to use these funds for social programs. Either due to an inability to pay or submission to political pressure, foreign governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and corporations domiciled in emerging market countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.
Frontier emerging markets countries generally have smaller economies or less developed capital markets than traditional emerging markets countries, and, as a result, the risks of investing in frontier emerging market countries may be magnified in these countries.
Special Risks Regarding Stock Connect. A Portfolio may invest in Chinese A-shares (“Stock Connect A-shares”) listed and traded on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai-Hong Kong Stock Connect (and Shenzhen-Hong Kong Stock Connect Programs (together, “Stock Connect”) . Stock Connect is a securities trading and clearing program developed by The Stock Exchange of Hong Kong Limited (“SEHK”), the Shanghai and Shenzhen Stock Exchanges, Hong Kong Securities Clearing Company Limited (“HKSCC”), and China Securities Depository and Clearing Corporation Limited (“ChinaClear”) for the establishment of mutual market access between SEHK and the Shanghai and Shenzhen Stock Exchanges. In contrast to certain other regimes for foreign investment in Chinese securities, no individual investment quotas or licensing requirements apply to investors in Stock Connect A-shares through Stock Connect. In addition, there are no lock-up periods or restrictions on the repatriation of principal and profits.
However, trading through Stock Connect is subject to a number of restrictions that may affect the Portfolio’s investments and returns. For example, a primary feature of the Stock Connect program is the application of the home market’s laws and rules to investors in a security. Thus, investors in Stock Connect A-shares are generally subject to People’s Republic of China (“PRC”) securities regulations and listing rules of the Shanghai and Shenzhen Stock Exchanges, among other restrictions, and there is no certainty as to how these regulations and rules will be applied. In particular, the concept of beneficial ownership is not well-developed under PRC law. Consequently, a Portfolio’s title to Stock Connect A-shares, or the rights associated with them such as participation in corporate actions or shareholder meetings, cannot be assured, and the Portfolio may also be limited in its ability to pursue claims against the issuer of Stock Connect A-shares. In addition, foreign ownership of Chinese A-shares is subject to numerical quotas under PRC law. If the PRC’s ownership limitations are exceeded, foreign owners of Chinese A-shares, including a Portfolio, may be forced to sell its shares at inopportune times or at a loss.
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In addition, Stock Connect A-shares generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. While Stock Connect is not subject to individual investment quotas, daily and aggregate investment quotas apply to all Stock Connect participants, which may restrict or preclude a Portfolio’s ability to invest in Stock Connect A-shares. Trading in the Stock Connect program is subject to trading, clearance and settlement procedures that are untested in the PRC, which could pose risks to a Portfolio. Finally, the withholding tax treatment of dividends and capital gains payable to overseas investors currently is unsettled. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Portfolios.
Stock Connect is a relatively new program. Further developments are likely and there can be no assurance as to whether or how such developments may restrict or affect a Portfolio’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and the PRC, and the rules, policies, or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program, are uncertain, and they may have a detrimental effect on a Portfolio’s investments and returns.
Cyber Security and Operational Risks. The Fund and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction, or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems; compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. Cyber attacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Fund to process transactions; inability to calculate a Portfolio’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement, or other compensation costs; and/or additional compliance costs. The Fund may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact trading counterparties or issuers of securities in which a Portfolio invests, which may adversely impact such counterparties or issuers and cause the Portfolio’s investment to lose value. Similar to operational risk in general, the Fund and its service providers, including Harding Loevner, have adopted controls designed to minimize the risks associated with cyber security. However, there is a risk that these systems will not succeed (or that any remediation efforts will not be successful), especially because the Fund does not directly control the systems of the service providers to the Fund, its trading counterparties or the issuers in which a Portfolio may invest. Moreover, there is a risk that cyber attacks will not be detected.
The Portfolios’ investments or the Fund’s service providers may be negatively impacted due to operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. In particular, these errors or failures as well as other technological issues may adversely affect the Fund’s ability to calculate its net asset values in a timely manner, including over a potentially extended period.
The Fund and its service providers are impacted by rolling quarantines and similar measures being enacted by governments in response to COVID-19, which are obstructing the regular functioning of business workforces (including requiring employees to work from external locations and their homes). Accordingly, the risks described above are heightened under current conditions.
Recent Market and Economic Developments. The value of the securities in which a Portfolio invests may fluctuate in response to the prospects of individual companies, particular industry sectors or governments and/or such factors as general economic conditions, political or regulatory developments, changes in interest rates, perceived desirability of equity securities relative to other investments, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely impact the global economy. The interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. The recent rise of nationalist economic policies, including trade protectionism may have a negative impact on the Portfolios' performance. It is difficult to predict when similar events or policies may affect the U.S. or global financial markets or the effects that such events or policies may have. Any such events or policies could have a significant adverse impact on the value and risk profile of a Portfolio.
Many countries have experienced outbreaks of infectious illnesses in recent decades, including the recent COVID- 19 outbreak (the "Coronavirus"). In December 2019, an initial outbreak of the Coronavirus was reported in Hubei, China. Since then, a large and growing number of cases have been confirmed around the world. The Coronavirus outbreak and evolving variants of Coronavirus have resulted in numerous deaths and the imposition of both local and more widespread "work from home" and other quarantine measures, mandatory closures of businesses deemed "non-essential," border closures and other travel restrictions, a decline in consumer demand for certain goods and services, commercial disruption on a global scale, and general concern and uncertainty, all of which have caused social unrest and significant volatility in financial markets. In March 2020, the World Health Organization declared the Coronavirus outbreak a pandemic.
The ongoing spread of the Coronavirus and its variants has had, and is expected to continue to have, a material adverse impact on local economies in the affected locations and also on the global economy. Many countries have reacted by instituting quarantines and travel restrictions, which has resulted in disruptions in supply chains and adversely impacted various industries, including but not limited to retail, transportation, hospitality, and entertainment. These developments may adversely impact certain companies and other issuers in which the Portfolios invest and the value of the Portfolios' investments therein. In addition, while we do not expect disruptions to the operations of the Adviser (including those relating to the Portfolios) or the Portfolios' service providers, such disruptions (including through quarantine measures and travel restrictions imposed on personnel located in affected locations, or any related health issues of such personnel) could nonetheless occur. Any of the foregoing events could materially and adversely affect the Adviser's ability to source, manage and divest investments on behalf of a Portfolio and pursue the Portfolio's investment objective and strategies. Similar consequences could arise with
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respect to other infectious diseases. Given the significant economic and financial market disruptions associated with the Coronavirus pandemic, it is expected that the valuation and performance of the Portfolios' investments may be impacted adversely. The duration of Coronavirus pandemic and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
ESG Integration. Harding Loevner seeks to achieve the best possible risk-adjusted investment returns in managing the Fund. Companies that operate with disregard for the environment, for the welfare of societies in which they conduct their business, or for sound principles of governance by which the interests of their shareholders are protected put their financial results at long-term risk. Alternatively, companies may strengthen their long-term prospects by identifying and mitigating material ESG-related risks or by taking advantage of new opportunities that may arise from material ESG-related trends. In evaluating equity securities, Harding Loevner considers ESG-related risks and opportunities explicitly. For each company under research coverage, the responsible analyst estimates the extent to which each of numerous ESG factors represents a risk that could threaten, or an opportunity that could support, the company’s long-term growth and profitability. The estimates are aggregated across ESG factors to determine an overall ESG score for the company. The ESG scorecard is a consistent framework for assessing and comparing companies’ potential ESG risks and opportunities across all industries and geographies. A company’s ESG score may affect the analyst’s long-term forecasts of its growth, profit margins, capital intensity, or competitive position. A company’s overall ESG score is also a parameter of Harding Loevner’s equity valuation model, wherein it influences the estimated duration of future cash flow growth. Portfolio managers consider ESG factors among other factors affecting risk and expected returns in choosing among companies approved by analysts.
INVESTMENT RESTRICTIONS
Fundamental.
Each Portfolio’s investment objective and the following investment restrictions are fundamental and may be changed with respect to a particular Portfolio only by the majority vote of that Portfolio’s outstanding shares (which for this purpose and under the 1940 Act, means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Accordingly, no Portfolio may:
(1)
with respect to 75% of a Portfolio’s total assets, invest more than 5% of its total assets in securities of any one issuer, other than securities issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer; provided, however, that the Chinese Equity Portfolio is non-diversified and shall not be subject to this restriction;
(2)
invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry other than the U.S. Government, its agencies or instrumentalities (all Portfolios except the Frontier Emerging Markets Portfolio). The Frontier Emerging Markets Portfolio may invest up to 35% of its total assets in the securities of companies in any one industry if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index, currently MSCI Frontier Emerging Markets Index*;
(3)
borrow money, except through reverse repurchase agreements or from a bank for temporary or emergency purposes in an amount not exceeding one third of the value of its total assets, nor will the Portfolios borrow for leveraging purposes;
(4)
purchase or sell real estate (other than marketable securities representing interests in, or backed by, real estate and securities of companies that deal in real estate or mortgages) or real estate limited partnerships, or purchase or sell physical commodities or contracts relating to physical commodities; or
(5)
issue senior securities (other than with respect to borrowing through the use of reverse repurchase agreements or from a bank for temporary or emergency purposes);
(6)
make loans, except (a) through the purchase of all or a portion of an issue of debt securities in accordance with its investment objective, policies and limitations, or (b) by engaging in repurchase agreements with respect to portfolio securities, or (c) by lending securities to other parties, provided that no securities loan may be made, if, as a result, more than 33 1/3% of the value of its total assets would be lent to other parties;
(7)
underwrite securities of other issuers;
(8)
invest in companies for the purpose of exercising control or management;
(9)
invest directly in interests in oil, gas or other mineral exploration or development programs or mineral leases;

*
The Frontier Emerging Markets Portfolio may seek to further amend the fundamental investment restriction with respect to concentration of investments upon the concurrence of the staff of the Division of Investment Management of the Securities and Exchange Commission (the “Staff”). If the Portfolio seeks this additional concentration revision, and the Staff concurs with the request, the Portfolio’s fundamental investment restriction with respect to concentration of investments would be as follows:
•
The Portfolio may invest up to 50% of its total assets in the securities of companies in any one industry if, at the time of investment, that industry represents 20% or more of its benchmark index, currently the MSCI Frontier Emerging Markets Index.
•
There is no certainty that the Portfolio will seek the additional concentration revision, nor is there any assurance that the Staff will agree with the additional concentration revision if requested.
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(10)
invest more than 10% of its total assets in warrants; or
(11)
change its investment objective.
Whenever an investment policy or limitation states a maximum percentage of a Portfolio’s assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Portfolio’s acquisition of such security or other asset. Accordingly, any later increase or decrease in a percentage resulting from a change in values, net assets, or other circumstances will not be considered when determining whether that investment complies with the Portfolio’s investment policies and limitations.
Each Portfolio’s investment objective and other investment policies, unless designated as fundamental in the Prospectuses or this SAI are non-fundamental and may be changed at any time by action of the Fund’s board of directors (the “Board of Directors” or the “Board”). As a non-fundamental policy, no Portfolio may sell securities short, unless, by virtue of its ownership of other securities, such Portfolio has the right to obtain securities equivalent in kind and amount to the securities sold short and, if such right is conditional, the short sale is made upon the same conditions. Also, as a non-fundamental policy, each Portfolio will not make any additional investments while its borrowings exceed 5% of its total assets (taken at market value). In addition, as a non-fundamental policy, no Portfolio may invest in securities rated, at the time of investment, C or below by Moody’s, or D or below by S&P, or the equivalent as determined by the Adviser. As a non-fundamental policy, no Portfolio may purchase securities on margin, except that a Portfolio may obtain such short-term credits as are necessary for the clearance of transactions.
MANAGEMENT OF THE FUND
Overall responsibility for management and supervision of the Fund rests with the Board of Directors. The Directors approve all significant agreements between the Fund and the persons and companies that furnish services to the Fund.
Board of Directors Composition and Leadership Structure.
The 1940 Act requires that at least 40% of the Fund’s Directors may not be “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Directors”) and, as such, may not be affiliated with Harding Loevner. To rely on certain exemptive rules under the 1940 Act, a majority of the Fund’s Directors must be Independent Directors, and for certain important matters, such as the approval of investment advisory agreements or transactions with affiliates, the 1940 Act or the rules thereunder require the approval of a majority of the Independent Directors. Currently, six of the Fund’s eight Directors are Independent Directors. The Fund’s Chairman is not an Independent Director. However, the Board has appointed Mr. R. Kelly Doherty as its Lead Independent Director. The Lead Independent Director coordinates the activities of the other Independent Directors, and performs such other duties and responsibilities as the Board of Directors may determine. The specific responsibilities of the Lead Independent Director are as follows:
•
Preside at all meetings of the Board of Directors at which the Chairman is not present, including executive sessions of the Independent Directors.
•
Call meetings of the Independent Directors, as appropriate.
•
Serve as principal liaison on Board-wide issues between the Independent Directors and the Chairman.
•
Review proposed Board meeting agendas in advance of their distribution.
•
Authorize the retention of outside advisors and consultants who report directly to Independent Directors.
The Board has considered its leadership structure in light of the services that Harding Loevner and the Fund’s other service providers provide to the Fund, and the potential conflicts of interest that could arise from these relationships, and determined that its leadership structure is appropriate for each Portfolio in that it facilitates the Directors’ performance of their oversight responsibilities with respect to each Portfolio.
Each Director who is an “interested person” of the Fund for purposes of the 1940 Act is listed below together with his or her positions with the Fund, a brief statement of his or her occupation during the past five years and any other directorships held:
Name, Address and Year of Birth	Position with the Fund	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships
David R. Loevner** c/o Harding Loevner LP 1230 Ida Dr. Ste. 3 ½ PO Box 383 Wilson, WY 83014 1954	Director and Chairman of the Board of Directors	Indefinite; Director and Chairman of the Board since 1996.	Harding Loevner LP, Chairman and Chief Executive Officer 1989 – present; Harding Loevner Funds, plc, Director, 2007 – present.	10	None.
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Name, Address and Year of Birth	Position with the Fund	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships
Alexandra K. Lynn*** Affiliated Managers Group, Inc. 777 South Flagler Drive West Palm Beach, FL 33401 1979	Director	Indefinite; Director since 2021.	Affiliated Managers Group, Inc., 2009– present (Chief Administrative Officer, 2018 – present)	10	None.
*
Each of Mr. Loevner and Ms. Lynn is elected to serve in accordance with the Articles of Incorporation and By-Laws of the Fund until their respective successor is duly elected and qualified.
**
Mr. Loevner is considered an “interested person” of the Fund as defined in 1940 Act, because he serves as Chairman of Harding Loevner LP, the Fund’s investment adviser.
***
Ms. Lynn is considered an “interested person” of the Fund as defined in the 1940 Act, as a result of her position with, and interest in securities of, AMG, a control person of Harding Loevner.
Each Director who is an Independent Director is listed below together with his or her positions with the Fund, a brief statement of his or her principal occupation during the past five years and any other directorships held:
Name, Address and Year of Birth	Position with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships
Carolyn N. Ainslie c/o Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 1958	Director	Indefinite; Director since 2014; Member of the Audit Committee since 2015 – Present and Co – Chairperson June – December 2017 and Chairperson since 2018; Member of the Governance Committee since March 2018.	Bill & Melinda Gates Foundation, Chief Financial Officer, 2018 – present; Princeton University, Vice President for Finance and Treasurer, 2008 – 2018.	10	None.
Jill R. Cuniff c/o Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 1964	Director	Indefinite; Director since 2018; Member of the Audit Committee since 2018; Member of the Governance Committee since March 2018.	Edge Asset Management, President and Director, 2009 – 2016.	10	None.
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Name, Address and Year of Birth	Position with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships
R. Kelly Doherty c/o Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 1958	Director	Indefinite; Director since 2004; Lead Independent Director since 2014; Member of the Governance Committee since March 2018.	Caymen Partners (private investment vehicles), Managing Partner, 1999 – present.	10	Selective Insurance Group, Inc.
Charles W. Freeman, III c/o Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 1964	Director	Indefinite; Director since 2008; Member of the Governance Committee since March 2018.	U.S. Chamber of Commerce, Senior Vice President for Asia, 2018 – present; Bower Group Asia, Managing Director, China, December 2016 –2017; Forbes-Tate, LLC, International Principal, 2014 – 2016..	10	None.
Jason Lamin c/o Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 1974	Director	Indefinite; Director since 2021; Member of the Audit Committee since 2021; Member of the Governance Committee beginning March 2021.	Lenox Park Solutions, Inc. (FinTech Company), Founder and Chief Executive Officer, 2009 – present.	10	None.
Eric Rakowski c/o Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 1958	Director	Indefinite; Director since 2008; Chairman of the Governance Committee since March 2018.	University of California at Berkeley School of Law, Professor, 1990 – present.	10	AMG Funds (46 portfolios); AMG Pantheon Fund (1 portfolio); AMG Pantheon Master Fund (1 portfolio); AMG Pantheon Subsidiary Fund, LLC (1 portfolio); Parnassus Funds (5 portfolios).
Except as otherwise indicated, the address of each Director is: c/o Harding Loevner LP 400 Crossing Boulevard, Fourth Floor, Bridgewater, NJ 08807.
Additional information about each Director follows (supplementing the information provided in the table above) that describes some of the specific experiences, qualifications, attributes, or skills that each Director possesses which the Board of Directors believes has prepared the Director to be an effective Director. The Board believes that the significance of each Director’s experience, qualifications, attributes, or skills is an individual matter (meaning that experience that is important for one Director may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Director, or particular factor, being indicative of Board effectiveness. However, the Board believes that Directors need to have the ability to critically review, evaluate, question, and discuss information provided to them, and to interact effectively with Fund management, service providers, and counsel, in order to exercise effective business judgment in the performance of their duties. The Board of Directors believes that its members satisfy this standard. Relevant experience may be
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achieved through a Director’s educational background; business, professional training, or practice; public service or academic positions; experience from service as a board member (including as a member of the Board of Directors of the Fund) or as an executive officer of funds, public companies, or significant private or not-for-profit entities or other organizations; and/or other life experiences. To assist them in evaluating matters under federal and state law, the Independent Directors are counseled by their own independent legal counsel (“Independent Counsel”), who participates in Board of Directors meetings and interacts with Harding Loevner, and also may benefit from information provided by the Fund’s or Harding Loevner’s counsel. Both the Independent Counsel and Fund counsel have significant experience advising funds and fund board members. The Board of Directors and its committees have the ability to engage other experts as appropriate. The Board of Directors evaluates its performance on an annual basis.
David R. Loevner. Mr. Loevner has served as a Director and Chairman of the Board of Directors since 1996. Mr. Loevner is the Chairman and Chief Executive Officer of Harding Loevner LP, the Fund’s investment adviser, and has served in that capacity since 1989. Mr. Loevner also serves as a director of several other investment funds. Mr. Loevner has over 40 years of experience in the investment management industry. Prior to establishing Harding Loevner LP, he served in senior roles with Rockefeller and Co. and with the World Bank. He serves on the Goucher College Endowment Committee and as chair of the Worcester College Oxford Endowment Trust and previously served as a director of the Princeton University Investment Company and as chair of the Daniel M. Sachs Scholarship.
Alexandra K. Lynn. Ms. Lynn has served as a Director of the Fund since 2021. Ms. Lynn is Chief Administrative Officer, responsible for managing AMG’s corporate administration, information technology, corporate communications, and global facilities areas. Ms. Lynn also serves as President of AMG’s charitable gift foundation. Prior to joining AMG in 2009, she held roles in the global portfolio trading area of the institutional equity business, corporate strategy, and investment banking at Merrill Lynch & Co. Ms. Lynn received an A.B. from Princeton University and an M.B.A. from each of Columbia Business School and London Business School.
Carolyn N. Ainslie. Ms. Ainslie has served as a Director of the Fund since 2015. As of October 2018, she serves as the Chief Financial Officer of the Bill & Melinda Gates Foundation. Ms. Ainslie has served as Vice President for Finance and Treasurer of Princeton University from 2008 to 2018. Prior to that, she was Vice President for Planning and Budget at Cornell University from 1998 to 2008. Ms. Ainslie also served on the Princeton University Investment Company Board in her role as CFO of Princeton University. She also serves on various non-profit boards.
Jill R. Cuniff. Ms. Cuniff has served as Director of the Fund since January 2018. Previously, Ms. Cuniff served as President and Director of Edge Asset Management, as Director of Claritas Investments and as an active board member for Morley Financial Services and Union Bond & Trust Company. Ms. Cuniff has also served as a board member of non-profit organizations. She has served as Board Governor of the Montana State University Alumni Foundation since 2015, and she was a board member of the Portland Youth Philharmonic from 2006 to 2009.
R. Kelly Doherty.  Mr. Doherty has served as a Director of the Fund since 2004. He is the founder and managing partner of Caymen Partners, a private investment firm formed in 1998. Previously, Mr. Doherty was vice chairman at Bankers Trust Company and a member of the firm’s management committee. Mr. Doherty also serves as a Director of Selective Insurance Group, Inc. (SIGI) where he is the Chairman of the Finance Committee and a member of the Audit Committee. Mr. Doherty has also served as a board member of Cyota, Inc., the Bendheim Center for Finance at Princeton University, KCPS/Clarity, L.P. Thebault Co, Princeton University National Annual Giving Committee and the Peck School.
Charles W. Freeman, III.  Mr. Freeman has served as a Director of the Fund since 2008. As of 2018, he serves on the U.S. Chamber of Commerce as the Senior Vice President for Asia. He previously served as the Managing Director, China, of Bower Group Asia since December from 2016 to 2017. He previously was an International Principal at Forbes-Tate, LLC (2014 to 2016). Mr. Freeman also served as the Vice President of Rock Creek Global Advisors, LLC since 2013. Prior to that time, Mr. Freeman served as the Vice President of Global Public Policy and Government Relations of PepsiCo (2011 to 2013). He also held the Freeman Chair in China Studies at the Center for Strategic and International Studies (“CSIS”) (2007 to 2011) and served as a Board Member of the National Committee on US-China Relations (2007 to 2009 and 2010). Prior to CSIS and the National Committee, he served as managing director of the China Alliance, a collaboration of law firms that help clients devise trade, investment, and government relations strategies in the United States and China. Mr. Freeman also has served as assistant U.S. trade representative for China affairs, international affairs counsel to Senator Frank Murkowski (R-Alaska) and as a securities lawyer and venture capitalist concentrating on developing markets in Asia and Eastern Europe.
Jason Lamin. Mr. Lamin has served as a Director of the Fund since 2021. Mr. Lamin is the co-founder and Chief Executive Officer of Lenox Park Solutions, Inc., a corporation organized in 2009 to provide investment consulting that transitioned to a financial technology firm in 2013. Previously, Mr. Lamin was a Director with the Fixed Income Structured Credit Group and an Analyst in the Financial Institutions Group of Merrill Lynch, Pierce, Fenner & Smith Incorporated. Mr. Lamin also serves on multiple Advisory Boards of his alma mater, The University of Texas at Austin. In addition, he has served as a Private Section Delegate of the United Nations since 2009 and as Co-Chair of the SDG Anti-bribery & Anti-corruption Working Group for the Office of Special Advisors on Africa and Office of the President of the United Nations General Assembly.
Eric Rakowski.  Mr. Rakowski has served as a Director of the Fund since 2008. He has been a Professor at the University of California at Berkeley School of Law since 1990. Previously, he worked as a corporate tax attorney at Davis Polk & Wardwell. Mr. Rakowski also serves as a trustee of other investment funds.
Standing Board Committees.  The Board has two standing committees, the Audit Committee and Governance Committee of the Board of Directors (the “Audit Committee” and “Governance Committee”, respectively).
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The Audit Committee consists of three Directors, Ms. Ainslie, Ms. Cuniff and Mr. Lamin, each of whom is an Independent Director. The function of the Audit Committee is to: (i) oversee the Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (ii) oversee the quality and objectivity of the Fund’s financial statements and the independent audit thereof; and (iii) liaise between the Fund’s independent registered public accounting firm and the full Board. The Audit Committee met two times during the fiscal year ended October 31, 2021.
The Governance Committee consists of the six Independent Directors, with Mr. Rakowski serving as the Chair of the Committee. The function of the Governance Committee is to: (i) oversee the processes of the Board for reviewing and approving the Fund’s investment advisory agreements; (ii) assist the Board in matters involving mutual fund governance, including the Board’s self-assessment, the structure and membership of Board committees, and the selection and retention of Independent Directors; and (iii) consider and make recommendations to the board regarding the compensation of members of the Board and of the members and chairs of any constituent committees of the Board. The Governance Committee met two times during the fiscal year ended October 31, 2021.
The Board has established a Qualified Legal Compliance Committee that will receive, retain, consider and act upon reports of evidence of possible material violations of applicable federal and state securities laws. The Committee consists of all the members of the Audit Committee. The Qualified Legal Compliance Committee did not hold any meetings during the fiscal year ended October 31, 2021.
At this time, Harding Loevner does not have a policy regarding the consideration of any director candidates recommended by shareholders. The need for additional Directors occurs infrequently, but when the addition of a new Director is considered desirable, the Governance Committee shall review potential candidates and make recommendations to the full Board regarding suitable nominees.
Board of Directors’ Oversight of Risk Management.  The Board of Directors’ role in the management of the Fund is in the nature of oversight, rather than day-to-day responsibility. As is the case with virtually all investment companies, the Funds’ service providers are responsible for the day-to-day management of the Portfolios, including responsibility for risk management (e.g., management of investment performance and investment risk, valuation risk, liquidity risk, issuer and counterparty credit risk, compliance risk, reputational risk, and operational risk, among others). As part of its oversight function, the Board oversees the risk mitigation efforts implemented by the Fund’s service providers, and has emphasized to them the importance of maintaining vigorous risk management. In addition, at the direction of the Board, Fund management annually conducts a comprehensive review of the risk management process relating to the operation of the Fund and reports its findings to the Board.
The Board has appointed a Chief Compliance Officer for the Fund, who oversees the implementation and testing of the Fund’s compliance program and reports to the Board regarding compliance matters for the Fund and its service providers. Additionally, the Board, acting at its scheduled meetings, regularly interacts with and receives reports from senior personnel of the Fund’s service providers, including Harding Loevner’s Chief Investment Officer, Harding Loevner’s Chief Compliance Officer and the Fund’s portfolio management personnel. The Independent Directors also meet at least quarterly with the Fund’s Chief Compliance Officer in a closed session at which no persons affiliated with Harding Loevner ordinarily are present. The Board also receives periodic presentations from personnel of Harding Loevner and the Fund’s other service providers regarding risk management generally, as well as periodic presentations regarding specific investment, operational or compliance areas, such as counterparty credit, business continuity, anti-money laundering, identity theft, valuation, and personal trading. In addition, the Board receives reports from counsel to the Fund and the Independent Counsel regarding regulatory compliance and governance matters.
Board oversight of risk management is also performed by the Board’s committees. The Board’s Audit Committee meets during its scheduled meetings with the Fund’s independent registered public accounting firm and the Fund’s Chief Financial Officer. The Audit Committee assists the Board in reviewing financial matters, including matters relating to financial reporting risks and controls and valuation risks.
To the extent necessary between regularly scheduled Board and committee meetings, appropriate representatives of Harding Loevner communicate with the Lead Independent Director and the Chairperson of the Audit Committee regarding the Fund’s risk management. As appropriate, the Directors confer among themselves or with the Fund’s Chief Compliance Officer, representatives of Harding Loevner or other service providers, Fund counsel or the Independent Counsel to identify and review risk management issues.
The Fund, Harding Loevner, and other service providers of the Fund have adopted a variety of policies, procedures, and controls designed to address certain risks of the Portfolios related to a Portfolio’s investments and objectives and also operational and compliance risks of the Fund and its service providers, including business continuity, anti-money laundering, identity theft, valuation, and personal trading. Different policies, procedures, and controls are employed with respect to different types of risks. However, not all risks that may affect the Fund can be identified, nor can controls be developed to eliminate or mitigate their occurrence or effects. Moreover, the policies, procedures, and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Board, the Fund, Harding Loevner, or the Fund’s other service providers. Additionally, it is necessary for each Portfolio to bear certain risks (e.g., investment related risks) in order to seek its investment objective. As a result, the Fund’s ability to manage risk is subject to substantial limitations. The Board’s oversight role does not make the Board or any Director a guarantor of the Fund’s investments or activities, and the Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.
18

The officers of the Fund are listed below together with their respective positions with the Fund and a brief statement of their principal occupations during the past five years and any positions held with affiliates of the Fund:
Name, Address and Year of Birth	Position(s) with the Fund	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years
Richard T. Reiter Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 1966	President	1 year; since 2011	Harding Loevner LP, President and Chief Operating Officer, 1996 – present.
Tracy L. Dotolo Foreside Management Services, LLC 10 High Street, Suite 302 Boston, MA 02110 1976	Chief Financial Officer and Treasurer	1 year; since 2019	Director at Foreside, Inc. 2016 – present; Vice President – Global Fund Services at JPMorgan Chase 2009 – 2016.
Aaron J. Bellish Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 1979	Assistant Treasurer	1 year; since 2012	Harding Loevner LP, Chief Operating Officer, 2021 – present; Chief Financial Officer, 2012 – 2021.
Derek A. Jewusiak The Northern Trust Company 333 South Wabash Avenue Chicago, IL 60604 1971	Assistant Treasurer	1 year; since 2013	The Northern Trust Company, Vice President, 2012 – present.
Lisa Togneri Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 1976	Assistant Treasurer	1 year; since 2021	Harding Loevner LP, Chief Financial Officer, 2021 – present; Deputy Chief Financial Officer, 2019 – 2021; Soundlink Partners, Chief Financial Officer and Chief Operating Officer, 2015-2019.
Ryan Bowles Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 1988	Assistant Treasurer	1 year; since 2019	Harding Loevner LP, Product Manager, 2010 – present.
Lisa R. Price Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 1979	Assistant Secretary	1 year; since 2019
Harding Loevner LP, Counsel, 2019 – present;
Oak Hill Advisors, LP, Principal, Associate
General Counsel and Chief Compliance Officer
(OHAI), January 2019 – August 2019, Vice
President, Associate General Counsel and
Chief Compliance Officer (OHAI), 2015 – 2018.

Brian D. Simon Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 1962	Chief Compliance Officer, Anti-Money Laundering Compliance Officer, and Assistant Secretary	1 year; since 2016, 2016 and 2015 respectively	Harding Loevner LP, General Counsel, 2014 – present.
Marcia Y. Lucas The Northern Trust Company 333 South Wabash Avenue Chicago, IL 60604 1967	Secretary, December 2018 – present; Assistant Secretary, 2011 – November 2018	1 year; since 2011	The Northern Trust Company, Senior Vice President, 2015 – present.
*
Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.
19

There is no family relationship among any of the Directors or officers listed above.
The following table sets forth the aggregate dollar range of equity securities beneficially owned by each Director in the Portfolios as of December 31, 2021:
Name of Director	Dollar Range of Equity Securities in Each Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
David R. Loevner
Global Equity Portfolio: Over $100,000
International Equity Portfolio: Over $100,000
International Small Companies Portfolio: Over $100,000
Institutional Emerging Markets Portfolio: Over $100,000
Emerging Markets Portfolio: Over $100,000
Frontier Emerging Markets Portfolio: Over $100,000
Global Equity Research Portfolio: Over $100,000
International Equity Research Portfolio: Over $100,000
Emerging Markets Research Portfolio: Over $100,000
Chinese Equity Portfolio: Over $100,000
Over $100,000
Carolyn N. Ainslie
Global Equity Portfolio: None
International Equity Portfolio: $10,001-$50,000
International Small Companies Portfolio: None
Institutional Emerging Markets Portfolio: None
Emerging Markets Portfolio: None
Frontier Emerging Markets Portfolio: None
Global Equity Research Portfolio: None
International Equity Research Portfolio: None
Emerging Markets Research Portfolio: None
Chinese Equity Portfolio: None
$10,001-$50,000
Jill R. Cuniff
Global Equity Portfolio: None
International Equity Portfolio: Over $100,000
International Small Companies Portfolio: $50,001-$100,000
Institutional Emerging Markets Portfolio: None
Emerging Markets Portfolio: $50,001-$100,000
Frontier Emerging Markets Portfolio: None
Global Equity Research Portfolio: None
International Equity Research Portfolio: None
Emerging Markets Research Portfolio: None
Chinese Equity Portfolio: None
Over $100,000
R. Kelly Doherty
Global Equity Portfolio: None
International Equity Portfolio: Over $100,000
International Small Companies Portfolio: Over $100,000
Institutional Emerging Markets Portfolio: None
Emerging Markets Portfolio: Over $100,000
Frontier Emerging Markets Portfolio: Over $100,000
Global Equity Research Portfolio: None
International Equity Research Portfolio: Over $100,000
Emerging Markets Research Portfolio: None
Chinese Equity Portfolio: None
Over $100,000
Charles W. Freeman, III
Global Equity Portfolio: $10,001-$50,000
International Equity Portfolio: $10,001-$50,000
International Small Companies Portfolio: $10,001-$50,000
Institutional Emerging Markets Portfolio: None
Emerging Markets Portfolio: $10,001-$50,000
Frontier Emerging Markets Portfolio: $10,001-$50,000
Global Equity Research Portfolio: None
International Equity Research Portfolio: None
Emerging Markets Research Portfolio: None
Chinese Equity Portfolio: None
Over $50,000
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Name of Director	Dollar Range of Equity Securities in Each Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Jason Lamin
Global Equity Portfolio: None
International Equity Portfolio: None
International Small Companies Portfolio: None
Institutional Emerging Markets Portfolio: None
Emerging Markets Portfolio: None
Frontier Emerging Markets Portfolio: $10,001-$50,000
Global Equity Research Portfolio: None
International Equity Research Portfolio: None
Emerging Markets Research Portfolio: None
Chinese Equity Portfolio: None
$10,001-$50,000
Alexandra K. Lynn
Global Equity Portfolio: None
International Equity Portfolio: None
International Small Companies Portfolio: None
Institutional Emerging Markets Portfolio: None
Emerging Markets Portfolio: None
Frontier Emerging Markets Portfolio: None
Global Equity Research Portfolio: None
International Equity Research Portfolio: None
Emerging Markets Research Portfolio: None
Chinese Equity Portfolio: None
None
Eric Rakowski
Global Equity Portfolio: None
International Equity Portfolio: None
International Small Companies Portfolio: Over $100,000
Institutional Emerging Markets Portfolio: Over $100,000
Emerging Markets Portfolio: None
Frontier Emerging Markets Portfolio: None
Global Equity Research Portfolio: None
International Equity Research Portfolio: None
Emerging Markets Research Portfolio: None
Chinese Equity Portfolio: None
Over $100,000
As of January 31, 2022, the Directors and officers of the Fund collectively owned less than 1% of each Portfolio’s and Class’s outstanding shares with the exception of the following Portfolios of which directors and officers collectively owned: International Small Companies Portfolio 1.31%, Frontier Emerging Markets Portfolio 5.72%, Chinese Equity Portfolio 88.09%, International Equity Research Portfolio 55.35%, Emerging Markets Research Portfolio 44.43%, and Global Equity Research Portfolio 47.37%; and with the exception of the following classes of which directors and officers collectively owned: Global Equity Portfolio-Institutional Class 1.81%, and Institutional Class Z 3.73%, International Small Companies Portfolio-Institutional Class 1.37%, Frontier Emerging Markets Portfolio-Institutional Class I 13.58%, Chinese Equity Portfolio – Institutional Class 88.09%, Global Equity Research Portfolio – Institutional Class 47.37%, International Equity Research Portfolio – Institutional Class 55.35% and Emerging Markets Research Portfolio-Institutional Class 44.43%. No employee of Harding Loevner, AMG, The Northern Trust Company (“Northern Trust”), or Foreside Management Services, LLC (“FMS”) receives any compensation from the Fund for acting as an officer or Director of the Fund. As of September 8, 2010, the Fund has contracted with FMS to provide its Chief Financial Officer and Treasurer. The Fund has engaged Foreside Fund Officer Services, LLC to provide compliance support to the Fund’s Chief Compliance Officer (“CCO”).
Since January 1, 2022, the Fund pays each Independent Director who is not a director, officer or employee of Harding Loevner, AMG, Northern Trust, FMS, Quasar, or any of their affiliates, a fee of $10,000 for each quarterly meeting attended, and a fee of $2,000 for each special meeting attended. Each Independent Director receives an annual retainer of $120,000, which is paid in quarterly installments at the end of each quarter, and the Lead Independent Director receives an additional retainer of $25,000. In addition, (i) the Chairperson of the Audit Committee receives an annual retainer of $15,000, and each Audit Committee member receives a fee of $3,000 for each Audit Committee meeting attended; and (ii) the Chairperson of the Governance Committee receives an annual retainer of $15,000.
By virtue of the responsibilities assumed by Harding Loevner, Northern Trust, FMS, and Quasar and their affiliates under their respective agreements with the Fund, the Fund itself requires no employees.
21

The following tables set forth information regarding compensation of the Directors of the Fund for the fiscal year ended October 31, 2021.
Director	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued As Part of Fund’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Directors
David R. Loevner*	$0	$0	$0	$0
Carolyn N. Ainslie	$148,000	$0	$0	$148,000
Jill R. Cuniff	$138,000	$0	$0	$138,000
R. Kelly Doherty	$152,000	$0	$0	$152,000
Charles W. Freeman, III	$132,000	$0	$0	$132,000
Jason Lamin	$100,500	$0	$0	$100,500
Alexandra K. Lynn*	$0	$0	$0	$0
Eric Rakowski	$142,000	$0	$0	$142,000
*
Each of Mr. Loevner and Ms. Lynn are considered an “interested person” of the Fund as defined in the 1940 Act.
CODES OF ETHICS
Rule 17j-1 under the 1940 Act addresses conflicts of interest that arise from personal trading activities of investment company personnel. The rule requires funds and their investment advisers and principal underwriters to adopt a code of ethics and to report periodically to the Board of Directors on issues raised under its code of ethics. To assure compliance with these restrictions, the Fund, the Adviser, and Quasar each have adopted and agreed to be governed by a code of ethics containing provisions reasonably necessary to prevent fraudulent, deceptive or manipulative acts with regard to the personal securities transactions of their employees. The codes of ethics of the Fund, the Adviser, and Quasar permit covered employees to engage in personal securities transactions that avoid actual or potential conflicts of interest with the Fund including securities that may be purchased or held by the Fund.
The Fund’s and the Adviser’s codes of ethics are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
PROXY VOTING POLICIES AND PROCEDURES
The Fund has delegated proxy voting responsibilities to Harding Loevner, subject to the Board of Directors’ oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with the Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. Harding Loevner has adopted its own proxy voting policies and guidelines for this purpose (“Proxy Voting Procedures”). The Proxy Voting Procedures address, among other things, material conflicts of interest that may arise between the interests of the Fund and the interests of Harding Loevner and its affiliates. The Proxy Voting Procedures are provided in Appendix A to this SAI.
Information regarding how the Portfolios voted proxies relating to portfolio securities during the 12-month period ended June 30, 2021 is available on the Fund’s website at http://www.hardingloevnerfunds.com and the SEC’s website at http://www.sec.gov.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
As of January 31, 2022, to the Fund’s knowledge, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes of the Portfolios set forth below. Such ownership may be beneficially held by individuals or entities other than the owner listed. To the extent that any listed shareholder beneficially owns more than 25% of a Portfolio, it may be deemed to “control” such Portfolio within the meaning of the 1940 Act. The effect of such control may be to reduce the ability of other shareholders of the Portfolio to take actions requiring the affirmative vote of holders of a plurality or majority of the Portfolio’s shares without the approval
22

of the controlling shareholder. In addition, redemptions by large shareholders of their holdings in a Portfolio may impact the Portfolio’s liquidity and net asset value. Such redemptions may also force a Portfolio to sell securities during unfavorable market conditions, and may negatively impact a Portfolio’s brokerage and tax costs.
Portfolio	Name and Address of Beneficial Owner	Percentage	Parent Company	Jurisdiction
Global Equity
Institutional Class	Charles Schwab & Co Inc Special Custody Account for Trst Exclusive Benefit of Customers 101 Montgomery St Attn Mutual Funds San Francisco, CA 94104	24.57%	N/A	N/A
	Wells Fargo Bank NA FBO Sentara Hc Private Equity Funds P.O. Box 1533 25049-519	20.83%	N/A	N/A
	National Financial Services LLC Exclusive FBO Our Customers 499 Washington Blvd Attention Mutual Fund Dept 5th Floor Jersey City, NJ 07310	11.68%	N/A	N/A
	Wells Fargo Bank NA FBO Sentara Pension Mutual Funds P.O. Box 1533 25049-111	9.86%	N/A	N/A
International Equity
Institutional Class	National Financial Services LLC 499 Washington Blvd Exclusive FBO Our Customers Attention Mutual Fund Dept 5th Floor Jersey City, NJ 07310	17.59%	N/A	N/A
	Charles Schwab & Co Inc Special Custody Account for Trst Exclusive Benefit of Customers 101 Montgomery St Attn Mutual Funds San Francisco, CA 94104	13.48%	N/A	N/A
	Morgan Stanley Smith Barney LLC FTEB of its Customers 1 New York Plaza FL 12 New York, NY 10004	9.94%	N/A	N/A
	Pershing LLC 1 Pershing Plaza Jersey City, NJ 73990-002	6.98%	N/A	N/A
	Merrill Lynch Pierce Fenner & Smith Inc Trst For Sole Benefit of Its Customers 4800 Deer Lake Dr. East Jacksonville, FL 32202	5.12%	N/A	N/A
International Small Companies
Institutional Class	National Financial Services LLC 499 Washington Blvd Exclusive FBO Our Customers Attention Mutual Fund Dept 5th Floor Jersey City, NJ 07310	23.81%	N/A	N/A
	Morgan Stanley Smith Barney LLC FTEB of its Customers 1 New York Plaza FL 12 New York, NY 10004	12.43%	N/A	N/A
23

Portfolio	Name and Address of Beneficial Owner	Percentage	Parent Company	Jurisdiction
	Charles Schwab & CO Inc Special Custody A/C FBO Customers 101 Montgomery St Attn Mutual Funds San Francisco, CA 94104	12.22%	N/A	N/A
	Pershing LLC 1 Pershing Plaza Jersey City, NJ 73990-002	11.58%	N/A	N/A
Institutional Emerging Markets
Institutional Class	Charles Schwab & Co Inc Special Custody Account for Trst Exclusive Benefit of Customers 101 Montgomery St Attn Mutual Funds San Francisco, CA 94104	36.57%	The Charles Schwab Corporation	DE
	National Financial Services LLC 499 Washington Blvd Exclusive FBO Our Customers Attention Mutual Fund Dept 5th Floor Jersey City, NJ 07310	26.80%	Fidelity Global Brokerage Group, Inc.	DE
	SEI Private Trust Company C O TIAA SWP1 Freedom Valley Drive Oaks, PA	7.74%	N/A	N/A
	Pershing LLC 1 Pershing Plaza Jersey City, NJ 73990-002	5.30%	N/A	N/A
Frontier Emerging Markets
Institutional Class I	Morgan Stanley Smith Barney LLC FTEB of its Customers 1 New York Plaza FL 12 New York, NY 10004	40.10%	Morgan Stanley Smith Barney	DE
	National Financial Services LLC 499 Washington Blvd Exclusive FBO Our Customers Attention Mutual Fund Dept 5th Floor Jersey City, NJ 07310	25.30%	N/A	N/A
	Charles Schwab & Co Inc Special Custody Account for Trst Exclusive Benefit of Customers 101 Montgomery St Attn Mutual Funds San Francisco, CA 94104	8.46%	N/A	N/A
Frontier Emerging Markets
Institutional Class II	Northern Trust CO Custodian c/o Harding Loevner Bridgewater, NJ 08807	32.51%	N/A	N/A
	LWIP II LLLP c/o Harding Loevner Bridgewater, NJ 08807	17.85%	N/A	N/A
	Stamps Family Partnership III LP c/o Harding Loevner Bridgewater, NJ 08807	17.10%	N/A	N/A
24

Portfolio	Name and Address of Beneficial Owner	Percentage	Parent Company	Jurisdiction
	Northern Trust CO Custodian c/o Harding Loevner Bridgewater, NJ 08807	14.54	N/A	N/A
	E. Roe Stamps and Stephen G. Woodsum TRST Saugatuck TRUST c/o Harding Loevner Bridgewater, NJ 08807	9.83%	N/A	N/A
	Northern Trust CO Custodian c/o Harding Loevner Bridgewater, NJ 08807	8.18%	N/A	N/A
Global Equity Research
Institutional Class	David R. Loevner Trust David R Loevner Rev Tr UAD 10/31/2007 PO Box 285 Wilson, WY 83014	42.11%	N/A	N/A
	Jane Hallet c/o Harding Loevner Bridgewater, NJ 08807	42.11%	N/A	N/A
	Ferrill D. Roll & Elizabeth Belinda Roll c/o Harding Loevner Bridgewater, NJ 08807	5.27%	N/A	N/A
International Equity Research
Institutional Class	Jane Hallet c/o Harding Loevner Bridgewater, NJ 08807	36.96%	N/A	N/A
	David R. Loevner Trust David R Loevner Rev Tr UAD 10/31/2007 PO Box 285 Wilson, WY 83014	24.64%	N/A	N/A
	Matrix Company Cust FBO Harding Loevner Profit Sharing THRI Suite 1300 717 17th Street Denver, CO 80202	10.75%	N/A	N/A
	National Financial Services LLC 499 Washington Blvd Exclusive FBO Our Customers Attention Mutual Fund Dept 5th Floor Jersey City, NJ 07310	5.16%	N/A	N/A
Emerging Markets Research
Institutional Class	David R. Loevner Trust David R Loevner Rev Tr UAD 10/31/2007 PO Box 285 Wilson, WY 83014	37.02%	N/A	N/A
	Jane Hallet c/o Harding Loevner Bridgewater, NJ 08807	37.02%	N/A	N/A
	Richard T. Reiter & Jill A. Reiter c/o Harding Loevner Bridgewater, NJ 08807	5.55%	N/A	N/A
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Portfolio	Name and Address of Beneficial Owner	Percentage	Parent Company	Jurisdiction
Chinese Equity
Institutional Class	David R. Loevner Trust David R Loevner Rev Tr UAD 10/31/2007 PO Box 285 Wilson, WY 83014	47.43%	N/A	N/A
	Fish Creek Fiduciary Management Inc Trst David Loevner Irrev Trst	8.92%	N/A	N/A
	Vanguard Brokerage Services Link to BIN 11111111 100 Vanguard Blvd Malvern, PA 19355	6.20%	N/A	N/A
	Charles Schwab & Co Inc Special Custody Account for Trst For Benefit of Customers 101 Montgomery St Attn Mutual Funds San Francisco, CA 94104	5.90%	N/A	N/A
	Robert Kelly Doherty c/o Harding Loevner Bridgewater, NJ 08807	5.27%	N/A	N/A
	Jay L. Promrenze c/o Harding Loevner Bridgewater, NJ 08807	5.26%	N/A	N/A
Global Equity
Advisor Class	Charles Schwab & Co Inc Special Custody Account for Trst Exclusive Benefit of Customers 101 Montgomery St Attn Mutual Funds San Francisco, CA 94104	40.11%	The Charles Schwab Corporation	DE
	National Financial Services LLC 499 Washington Blvd Exclusive FBO Our Customers Attention Mutual Fund Dept 5th Floor Jersey City, NJ 07310	21.24%	Fidelity Global Brokerage Group, Inc.	DE
	Pershing LLC 1 Pershing Plaza Jersey City, NJ 73990-002	8.38%	N/A	N/A
	Charles Schwab & Co Inc Special Custody Account for Trst Exclusive Benefit of Customers 211 Main St Attn Mutual Funds San Francisco, CA 94104	6.88%	N/A	N/A
	TD Ameritrade Inc for the Exclusive Benefit of Our Clients PO Box 2226 Omaha, NE 68103-2226	5.05%	N/A	N/A
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Portfolio	Name and Address of Beneficial Owner	Percentage	Parent Company	Jurisdiction
International Equity
Investor Class	Charles Schwab & Co Inc Special Custody Account for Trst Exclusive Benefit of Customers 101 Montgomery St Attn Mutual Funds San Francisco, CA 94104	49.72%	The Charles Schwab Corporation	DE
	National Financial Services LLC 499 Washington Blvd Exclusive FBO Our Customers Attention Mutual Fund Dept 5th Floor Jersey City, NJ 07310	16.45%	N/A	N/A
	TD Ameritrade Inc for the Exclusive Benefit of Our Clients PO Box 2226 Omaha, NE 68103-2226	10.57%	N/A	N/A
	Morgan Stanley Smith Barney LLC FBO of Its Customers1 New York Plaza Fl 12	6.55%	N/A	N/A
International Small Companies
Investor Class	Charles Schwab & Co Inc Special Custody Account for Trst Exclusive Benefit of Customers 101 Montgomery St Attn Mutual Funds San Francisco, CA 94104	45.87%	The Charles Schwab Corporation	DE
	National Financial Services LLC 499 Washington Blvd Exclusive FBO Our Customers Attention Mutual Fund Dept 5th Floor Jersey City, NJ 07310	23.40%	N/A	N/A
	UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F 499 WASHINGTON BLVD Jersey City, NJ 07310	17.56%	N/A	N/A
Emerging Markets
Advisor Class	Morgan Stanley Smith Barney LLC FTEB of its Customers 1 New York Plaza FL 12 New York, NY 10004	34.53%	Morgan Stanley Smith Barney	DE
	Charles Schwab & Co Inc Special Custody Account for Trst Exclusive Benefit of Customers 101 Montgomery St Attn Mutual Funds San Francisco, CA 94104	22.22%	N/A	N/A
	National Financial Services LLC Exclusive FBO Our Customers 499 Washington Blvd Attention Mutual Fund Dept 5th Floor Jersey City, NJ 07310	12.45%	N/A	N/A
	LPL Financial PO Box 509046 FBO Customer Accounts Attn Mutual Fund Operations San Diego, CA	8.14%	N/A	N/A
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Portfolio	Name and Address of Beneficial Owner	Percentage	Parent Company	Jurisdiction
Frontier Emerging Markets
Investor Class	National Financial Services LLC Exclusive FBO Our Customers 499 Washington Blvd Attention Mutual Fund Dept 5th Floor Jersey City, NJ 07310	36.48%	Fidelity Global Brokerage Group, Inc.	DE
	Charles Schwab & Co Inc Special Custody Account for Trst Exclusive Benefit of Customers 101 Montgomery St Attn Mutual Funds San Francisco, CA 94104	28.18%	The Charles Schwab Corporation	DE
	TD Ameritrade Inc for the Exclusive Benefit of Our Clients PO Box 2226 Omaha, NE 68103-2226	8.65%	N/A	N/A
Global Equity
Institutional Class Z	J.P. Morgan Chase Bank N.A. 4 Chase Metrotech Center Floor 06 FBO DLE – Mutual Fund Holdings Brooklyn, NY 11201	21.65%	N/A	N/A
	CAPINCO PO Box 1787 c/o US Bank NA Milwaukee, WI 53212	19.18%	N/A	N/A
	J.P. Morgan Chase Bank N.A. 4 Chase Metrotech Center Floor 06 FBO DLE – Mutual Fund Holdings Brooklyn, NY 11201	12.24%	N/A	N/A
	Bank of America. PO BOX 843869 FBO Dallas, TX	7.70%	N/A	N/A
	Bank of America. Custodian PO BOX 843869 FBO Dallas, TX	7.22%	N/A	N/A
	SEI Private Trust Company C O BNY Mellon Bank Freedom Valley Drive Attn Mutual Fund Admin Oaks, PA	5.70%	N/A	N/A
	T.Rowe Price Retirement Plan Service FBO Retirement Plan Clients 4515 Painters Mill Road Owings Mills, MD 21117	5.67%	N/A	N/A
	Mac & Co A/C 450500 Attn Mutual Fund Operations 801 S Canal Chicago, IL 60607	5.02%	N/A	N/A
Institutional Emerging Markets
Institutional Class Z	CAPINCO PO Box 1787 C/O US BANK NA Milwaukee, WI	21.24%	N/A	N/A
28

Portfolio	Name and Address of Beneficial Owner	Percentage	Parent Company	Jurisdiction
	Christiana Care Health Services Inc 200 Hygeia Dr. Newark, DE 19713	10.20%	N/A	N/A
	Hofstra University Hofstra University, 101 Phillips Hall Hempstead, NY	7.92%	N/A	N/A
	Mac & Co A/C 981336 500 Grant Street Attn Mutual Fund Operations Pittsburgh, PA 15219	7.22%	N/A	N/A
	Mitra Co. FBO 98 C O Reliance Trust Company WI 11270 W. Park Place, SUITE 300 Milwaukee, WI, 53224	5.42%	N/A	N/A
International Equity
Institutional Class Z	Charles Schwab & Co Inc Special Custody Account for Trst Exclusive Benefit of Customers 101 Montgomery St Attn Mutual Funds San Francisco, CA 94104	28.13%	The Charles Schwab Corporation	DE
	National Financial Services LLC Exclusive FBO Our Customers 499 Washington Blvd Attention Mutual Fund Dept 5th Floor Jersey City, NJ 07310	16.22%	N/A	N/A
	CAPINCO PO Box 1787 C/O US BANK NA Milwaukee, WI	8.53%	N/A	N/A
	Interinsurance Exchange of the Auto Club c/o Harding Loevner Bridgewater, NJ 08807	5.23%	N/A	N/A
INVESTMENT ADVISER
Harding Loevner provides services to the Fund. AMG, an investment holding company with stakes in a diverse group of boutique investment firms, holds a majority interest in Harding Loevner. The remaining interest is held by a broad group of Harding Loevner’s professionals. Harding Loevner is governed by its senior employees and conducts its business independently. The terms of the respective investment advisory agreements between the Fund, on behalf of the Portfolios, obligate Harding Loevner to provide investment advisory and portfolio management services to the Portfolios. Harding Loevner is a registered investment adviser organized in 1989. Harding Loevner also provides investment advisory services to private investors and institutions.
David R. Loevner, Director and the Chairman of the Board of Directors of the Fund, is the Chief Executive Officer of Harding Loevner and the President of its managing member. Richard T. Reiter, President of the Fund, is the President of Harding Loevner. Aaron J. Bellish, Assistant Treasurer of the Fund, is the Chief Operating Officer of Harding Loevner. Lisa Togneri, Assistant Treasurer of the Fund, is the Chief Financial Officer of Harding Loevner. Ryan Bowles, Assistant Treasurer of the Fund, holds the position of Product Manager at Harding Loevner. Brian D. Simon, Chief Compliance Officer and Anti-Money Laundering Compliance Officer and Assistant Secretary of the Fund, is the General Counsel of Harding Loevner. Lisa R. Price, Assistant Secretary of the Fund, holds the position of Counsel at Harding Loevner.
The investment advisory agreement for the: (i) Global Equity Portfolio, International Equity Portfolio, International Small Companies Portfolio, Institutional Emerging Markets Portfolio, Emerging Markets Portfolio, and Frontier Emerging Markets Portfolio became effective on August 26, 2009 (the “2009 Advisory Agreement”); (ii) International Equity Research Portfolio became effective December 17, 2015 (the “2015 Advisory Agreement”); (iii) Global Equity Research Portfolio and Emerging Markets Research Portfolio became effective December 19, 2016 (the “2016 Advisory Agreement”); and (iv) Chinese Equity Portfolio became effective December 16, 2020 (the “2020 Advisory Agreement,” and collectively such agreements, the “Advisory Agreements”). Each Advisory Agreement is effective for an initial two-year period. Thereafter, the Advisory Agreements are effective for successive annual periods, so long as such continuance is specifically
29

approved at least annually by (a) the Board of Directors or (b) the vote of a “majority” (as defined in the 1940 Act) of a Portfolio’s outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Independent Directors by vote cast in person at a meeting called for the purpose of voting on such approval.
The Advisory Agreements are terminable without penalty on not less than 60 days’ notice by the Board of Directors or by a vote of the holders of a majority of the relevant Portfolio’s outstanding shares voting as a single class, or upon not less than 60 days’ notice by Harding Loevner. The Advisory Agreements will terminate automatically in the event of their “assignment” (as defined in the 1940 Act).
Harding Loevner pays all of its own expenses arising from the performance of its obligations under the Advisory Agreements. Under the Advisory Agreements, Harding Loevner also pays all executive salaries and expenses of the Directors and officers of the Fund who are employees of Harding Loevner or its affiliates, and office rent of the Fund. Subject to the expense reimbursement provisions described in the Prospectus for each Portfolio under “Portfolio Fees and Expenses,” other expenses incurred in the operation of the Portfolio are borne by the Portfolio, including, without limitation, investment advisory fees and administration fees, brokerage commissions, interest, fees and expenses of independent attorneys, auditors, custodians, accounting agents, transfer agents, dividend disbursing agents and registrars, payment for portfolio pricing or valuation service to pricing agents, accountants, bankers and other specialists, if any, taxes and government fees, cost of stock certificates, and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering and qualifying shares of the Fund under federal and state laws and regulations, expenses of printing and distributing reports, notices, dividends and proxy materials to existing shareholders, expenses of printing and filing reports and other documents filed with governmental agencies, expenses of annual and special shareholders’ meetings, expense of printing and distributing prospectuses, fees and expenses (including travel expenses relating to Fund business) of Directors of the Fund who are not employees of Harding Loevner or its affiliates, insurance premiums, and extraordinary expenses such as litigation expenses. Notwithstanding the Advisory Agreements, Harding Loevner has also agreed to pay the expense relating to the Fund’s Treasurer. Fund expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among all the Portfolios of the Fund in relation to the net assets of each Portfolio.
For the services described in the advisory agreements, each Portfolio has agreed to pay Harding Loevner an advisory fee at the annual rate set forth in the following table:
	Advisory fee payable by Portfolio to the Adviser (as a % of average daily net assets)
	First $1 billion of assets	Next $1 billion of assets	Next $1 billion of assets	Over $3 billion of assets	Over $4 billion of assets	Over $5 billion of assets
Global Equity	0.75%	0.73%	0.71%	0.69%	0.69%	0.69%
International Equity	0.75%	0.73%	0.71%	0.69%	0.67%	0.65%
International Small Companies	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Institutional Emerging Markets	1.00%	0.98%	0.96%	0.94%	0.94%	0.94%
Emerging Markets	1.00%	0.98%	0.96%	0.94%	0.94%	0.94%
Frontier Emerging Markets	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Global Equity Research	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
International Equity Research	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Emerging Markets Research	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Chinese Equity	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
With respect to each Portfolio set forth in the table below, Harding Loevner has contractually agreed to waive a portion of its management fees and/or reimburse the Portfolio for its other operating expenses to the extent necessary to prevent the Portfolio’s Total Annual Operating Expenses (excluding any expenses attributable to (1) dividend expense, borrowing costs and interest expense relating to short sales and (2) interest, taxes, brokerage commissions and extraordinary expenses) from exceeding the fee waiver and/or expense reimbursement percentage applicable to the Portfolio. The waiver and reimbursement arrangements with respect to each Portfolio are expected to continue until at least February 28, 2023. The fee waiver and/or expense reimbursement percentages applicable to each Portfolio are set forth in the following table.
Portfolio	Class	Contractual Fee Waiver and/or Expense Reimbursement Percentage (based on average daily net assets)
Global Equity	Institutional Class	0.90%
	Advisor Class	1.20%
	Institutional Class Z	0.80%
International Equity	Institutional Class	1.00%
30

Portfolio	Class	Contractual Fee Waiver and/or Expense Reimbursement Percentage (based on average daily net assets)
	Investor Class	1.25%
	Institutional Class Z	0.80%
International Small Companies	Institutional Class	1.15%
	Investor Class	1.40%
Institutional Emerging Markets	Institutional Class	1.10%
	Institutional Class Z	1.00%
Emerging Markets	Advisor Class	1.30%
Chinese Equity	Institutional Class	1.15%
Frontier Emerging Markets	Institutional Class I	1.75%
	Institutional Class II	1.35%
	Investor	2.00%
Global Equity Research	Institutional Class	0.80%
International Equity Research	Institutional Class	0.75%
Emerging Markets Research	Institutional Class	1.15%
For the last three fiscal years the amount of advisory fees paid by each Portfolio was as follows:
Portfolio	Gross	Waiver and/or Expense Reimbursement	Net
Global Equity Portfolio
Year ended 10/31/21	$12,574,579	$(29,813)	$12,544,766
Year ended 10/31/20	$7,922,301	$(12,588)	$7,909,713
Year ended 10/31/19	$7,329,143	$0	$7,329,143
International Equity Portfolio
Year ended 10/31/21	$136,790,622	$0	$136,790,622
Year ended 10/31/20	$106,143,812	$0	$106,143,812
Year ended 10/31/19	$99,837,059	$0	$99,837,059
International Small Companies Portfolio
Year ended 10/31/21	$5,049,738	$(105,484)	$4,944,254
Year ended 10/31/20	$3,869,166	$(668,582)	$3,200,584
Year ended 10/31/19	$2,628,637	$(560,742)	$2,067,895
Institutional Emerging Markets Portfolio
Year ended 10/31/21	$70,803,476	$(4,871,288)	$65,932,188
Year ended 10/31/20	$59,705,673	$(485,350)	$59,220,323
Year ended 10/31/19	$55,130,081	$(380,017)	$54,750,064
Emerging Markets Portfolio
Year ended 10/31/21	$45,506,566	$(886,208)	$44,620,358
Year ended 10/31/20	$43,910,461	$0	$43,910,461
Year ended 10/31/19	$43,901,002	$0	$43,901,002
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Portfolio	Gross	Waiver and/or Expense Reimbursement	Net
Frontier Emerging Markets Portfolio
Year ended 10/31/21	$3,049,582	$(263,700)	$2,785,882
Year ended 10/31/20	$3,108,656	$(306,864)	$2,801,792
Year ended 10/31/19	$4,739,547	$(323,388)	$4,416,159
Global Equity Research Portfolio
Year ended 10/31/21	$64,247	$(87,073)	$(22,826)
Year ended 10/31/20	$48,932	$(86,553)	$(37,621)
Year ended 10/31/19	$47,125	$(93,411)	$(46,286)
International Equity Research Portfolio
Year ended 10/31/21	$105,581	$(105,857)	$(276)
Year ended 10/31/20	$125,016	$(116,489)	$8,527
Year ended 10/31/19	$85,316	$(93,671)	$(8,355)
Emerging Markets Research Portfolio
Year ended 10/31/21	$89,567	$(103,057)	$(13,490)
Year ended 10/31/20	$70,114	$(87,673)	$(17,559)
Year ended 10/31/19	$71,871	$(95,421)	$(23,550)
Chinese Equity Portfolio
Year ended 10/31/21*	$33,260	$(205,365)	$(172,105)
*
The Chinese Equity Portfolio commenced operations on December 16, 2020.
The following table provides information relating to other accounts managed by the Fund’s portfolio managers as of October 31, 2021.
Portfolio Managers[1]	RICs[2]		Other Pooled Accounts[3]		Other A/Cs4
	Number of Accounts	Total Assets of Accounts Managed	Number of Accounts	Total Assets of Accounts Managed	Number of Accounts	Total Assets of Accounts Managed
Peter J. Baughan	1	$1,788,532,802	7	$2,932,427,226	30	$18,319,489,184
Edmund Bellord	3	$34,216,202	0	$0	0	$0
Pradipta Chakrabortty	4	$10,533,039,806	5	$1,755,267,814	6	$4,013,579,739
Scott Crawshaw	3	$12,093,387,511	12	$4,687,695,040	36	$22,333,068,923
Sergey Dubin	1	$224,244,505	0	$0	0	$0
Jingyi Li	2	$1,792,473,394	7	$2,932,427,226	30	$18,319,489,184
Bryan Lloyd	3	$22,245,041,609	7	$3,282,648,517	251	$5,535,203,105
Christopher Mack	1	$1,788,532,802	8	$2,934,182,226	30	$18,319,489,184
Babatunde Ojo	4	$22,469,286,114	7	$3,282,648,517	251	$5,535,203,105
Jafar Rizvi	1	$599,882,483	1	$1,755,000	2	$127,362,437
Ferrill D. Roll	3	$22,245,041,609	7	$3,282,648,517	251	$5,535,203,105
Richard Schmidt	3	$12,093,387,511	12	$4,687,695,040	36	$22,333,068,923
Craig Shaw	2	$10,304,854,709	5	$1,755,267,814	6	$4,013,579,739
Moon Surana	3	$34,216,202	0	$0	0	$0
Patrick Todd	3	$22,245,041,609	7	$3,282,648,517	251	$5,535,203,105
Anix Vyas	1	$599,882,483	0	$0	2	$127,362,437
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Portfolio Managers[1]	RICs[2]		Other Pooled Accounts[3]		Other A/Cs4
	Number of Accounts	Total Assets of Accounts Managed	Number of Accounts	Total Assets of Accounts Managed	Number of Accounts	Total Assets of Accounts Managed
Andrew West	6	$22,279,257,811	7	$3,282,648,517	251	$5,535,203,105
Wenting Shen	1	$3,940,592	0	$0	0	$0
1
Because Harding Loevner manages strategies with a team approach, accounts and associated assets appear multiple times for each team member.
2
Regulated investment companies (“RICs”) include all Portfolios of the Fund, as well as assets sub-advised for third parties such as collective investment trusts and undertakings for collective investments in transferable securities.
3
Other Pooled Accounts include unregistered funds offered by Harding Loevner and those sub-advised for third parties.
4
Other A/Cs include all accounts not included within RICs or Other Pooled Accounts.
The following table provides information relating to other accounts managed by the Fund’s portfolio managers as of October 31, 2021, that have advisory fees based on the performance of the account managed.
Portfolio Managers	RICs		Other Pooled Accounts		Other A/Cs
	Number of Accounts	Total Assets of Accounts Managed	Number of Accounts	Total Assets of Accounts Managed	Number of Accounts	Total Assets of Accounts Managed
Peter J. Baughan	0	$0	3	$1,185,262,636	1	$94,235,690
Edmund Bellord	0	$0	0	$0	0	$0
Pradipta Chakrabortty	0	$0	0	$0	0	$0
Scott Crawshaw	0	$0	3	$1,185,262,636	1	$94,235,690
Sergey Dubin	0	$0	0	$0	0	$0
Jingyi Li	0	$0	3	$1,185,262,636	1	$94,235,690
Bryan Lloyd	0	$0	0	$0	0	$0
Christopher Mack	0	$0	3	$1,185,262,636	1	$94,235,690
Babatunde Ojo	0	$0	0	$0	0	$0
Jafar Rizvi	0	$0	0	$0	0	$0
Ferrill D. Roll	0	$0	0	$0	0	$0
Richard Schmidt	0	$0	3	$1,185,262,636	1	$94,235,690
Craig Shaw	0	$0	0	$0	0	$0
Moon Surana	0	$0	0	$0	0	$0
Patrick Todd	0	$0	0	$0	0	$0
Anix Vyas	0	$0	0	$0	0	$0
Andrew West	0	$0	0	$0	0	$0
Wenting Shen	0	$0	0	$0	0	$0
The Fund’s portfolio managers may manage other accounts with investment strategies similar to those of the Portfolios of the Fund, which may suggest the potential for conflicts of interests. The Fund’s portfolio managers may participate personally in some pooled accounts, including the Portfolios of the Fund. In addition, Harding Loevner may charge varying fees to different accounts managed by the Fund’s portfolio managers. Harding Loevner may manage accounts with variable fees based on performance. Theoretically, these features could create an incentive for the portfolio manager to favor the higher or variable fee accounts, or accounts in which he or she participates, which may not include the Fund. However, the Fund does not anticipate that management by a Fund portfolio manager of other accounts with a similar investment strategy would conflict with management of a Portfolio of the Fund because security selection across all accounts managed with a common strategy is conducted in accordance with a single model portfolio. Harding Loevner’s compliance committee verifies that all accounts are managed in accordance with their respective model portfolios to ensure that no client of Harding Loevner, including the Fund, is systematically disadvantaged with respect to the allocation of investment opportunities. Further, Harding Loevner has adopted trade allocation procedures that provide for the equitable and impartial allocation of partial executions of aggregated trades.
Portfolio Manager Compensation (as of October 31, 2021).
Portfolio managers are either employees or limited partners of Harding Loevner. Harding Loevner’s compensation committee determines their compensation, comprised of a fixed salary (or guaranteed payment, in the case of limited partners) and an annual cash bonus. Salary or guaranteed payment level is determined by taking into account the portfolio manager’s qualifications, experience, length of service, and
33

overall level of responsibility within Harding Loevner’s business, including the number, variety, and asset size of investment strategies managed as well as other duties. Based upon similar criteria, from time to time, portfolio managers may also be granted deferred equity-linked incentive compensation or given the opportunity to purchase limited partnership interests in Harding Loevner. The amount of annual cash bonus award is based upon an assessment of the portfolio manager’s achievement over the preceding year of agreed upon objectives, including the investment performance of the Portfolio(s) managed by the portfolio manager, as measured against each Portfolio’s respective benchmark index, as set forth below:
Global Equity Portfolio: MSCI All Country World net Index
International Equity Portfolio: MSCI All Country World ex-U.S. net Index
International Small Companies Portfolio: MSCI All Country World ex-U.S. Small Cap net Index
Institutional Emerging Markets Portfolio: MSCI Emerging Markets net Index
Emerging Markets Portfolio: MSCI Emerging Markets net Index
Frontier Emerging Markets Portfolio: MSCI Frontier Emerging Markets net Index
Global Equity Research Portfolio: MSCI All Country World net Index
International Equity Research Portfolio: MSCI All Country World ex-U.S. net Index
Emerging Markets Research Portfolio: MSCI Emerging + Frontier Markets net Index
Chinese Equity Portfolio: MSCI China All Share Index
All portfolios managed according to a particular strategy (e.g., global equity, international equity, international small companies, emerging markets, frontier emerging markets) are managed uniformly. Hence, for purposes of determining compensation, portfolio manager performance is measured at the level of the strategies, or portions thereof, for which the portfolio manager is responsible, rather than at the level of individual portfolios or accounts. Performance of each strategy is measured relative to its respective passive market benchmark over the trailing 12 months.
The following table includes the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio managers as of October 31, 2021.
Name of Portfolio Manager	Dollar Range of Equity Securities In the Fund
Peter J. Baughan
Global Equity Portfolio: Over $1,000,000
International Equity Portfolio: None
International Small Companies Portfolio: None
Institutional Emerging Markets Portfolio: None
Emerging Markets Portfolio: None
Frontier Emerging Markets Portfolio: None
International Equity Research Portfolio: None
Emerging Markets Research Portfolio: None
Global Equity Research Portfolio: None
Chinese Equity Portfolio: None

Edmund Bellord
Global Equity Portfolio: None
International Equity Portfolio: None
International Small Companies Portfolio: None
Institutional Emerging Markets Portfolio: None
Emerging Markets Portfolio: None
Frontier Emerging Markets Portfolio: None
International Equity Research Portfolio: None
Emerging Markets Research Portfolio: None
Global Equity Research Portfolio: None
Chinese Equity Portfolio: None

Pradipta Chakrabortty
Global Equity Portfolio: None
International Equity Portfolio: None
International Small Companies Portfolio: None
Institutional Emerging Markets Portfolio: $100,001 – $500,000
Emerging Markets Portfolio: None
Frontier Emerging Markets Portfolio: $100,001 – $500,000
International Equity Research Portfolio: None
Emerging Markets Research Portfolio: None
Global Equity Research Portfolio: None
Chinese Equity Portfolio: $100,001 – $500,000

34

Name of Portfolio Manager	Dollar Range of Equity Securities In the Fund
Scott Crawshaw
Global Equity Portfolio: $10,001 – $50,000
International Equity Portfolio: $10,001 – $50,000
International Small Companies Portfolio: $10,001 – $50,000
Institutional Emerging Markets Portfolio: $500,001 – $1,000,000
Emerging Markets Portfolio: None
Frontier Emerging Markets Portfolio: $10,001 – $50,000
International Equity Research Portfolio: $10,001 – $50,000
Emerging Markets Research Portfolio: None
Global Equity Research Portfolio: None
Chinese Equity Portfolio: $10,001 – $50,000

Sergey Dubin
Global Equity Portfolio: None
International Equity Portfolio: $10,001-$50,000
International Small Companies Portfolio: $50,001-$100,000
Institutional Emerging Markets Portfolio: $1-10,000
Emerging Markets Portfolio: None
Frontier Emerging Markets Portfolio: $50,001-$100,000
International Equity Research Portfolio: None
Emerging Markets Research Portfolio: None
Global Equity Research Portfolio: None
Chinese Equity Portfolio: None

Jingyi Li
Global Equity Portfolio: $100,001 – $500,000
International Equity Portfolio: None
International Small Companies Portfolio: None
Institutional Emerging Markets Portfolio: None
Emerging Markets Portfolio: None
Frontier Emerging Markets Portfolio: None
International Equity Research Portfolio: None
Emerging Markets Research Portfolio: None
Global Equity Research Portfolio: None
Chinese Equity Portfolio: $1 – $10,000

Bryan Lloyd
Global Equity Portfolio: None
International Equity Portfolio: $100,001 – $500,000
International Small Companies Portfolio: None
Institutional Emerging Markets Portfolio: None
Emerging Markets Portfolio: None
Frontier Emerging Markets Portfolio: None
International Equity Research Portfolio: None
Emerging Markets Research Portfolio: None
Global Equity Research Portfolio: None
Chinese Equity Portfolio: None

Christopher Mack
Global Equity Portfolio: $100,001 – $500,000
International Equity Portfolio: None
International Small Companies Portfolio: $50,001 – $100,000
Institutional Emerging Markets Portfolio: $100,001 – $500,000
Emerging Markets Portfolio: None
Frontier Emerging Markets Portfolio: None
International Equity Research Portfolio: None
Emerging Markets Research Portfolio: None
Global Equity Research Portfolio: None
Chinese Equity Portfolio: None

35

Name of Portfolio Manager	Dollar Range of Equity Securities In the Fund
Babatunde Ojo
Global Equity Portfolio: $50,001 – $100,000
International Equity Portfolio: $100,001 – $500,000
International Small Companies Portfolio: None
Institutional Emerging Markets Portfolio: None
Emerging Markets Portfolio: None
Frontier Emerging Markets Portfolio: $100,001 – $500,000
International Equity Research Portfolio: None
Emerging Markets Research Portfolio: None
Global Equity Research Portfolio: None
Chinese Equity Portfolio: None

Jafar Rizvi
Global Equity Portfolio: $10,001 – $50,000
International Equity Portfolio: $10,001 – $50,000
International Small Companies Portfolio: $100,001 – $500,000
Institutional Emerging Markets Portfolio: $10,001 – $50,000
Emerging Markets Portfolio: None
Frontier Emerging Markets Portfolio: $10,001 – $50,000
International Equity Research Portfolio: None
Emerging Markets Research Portfolio: None
Global Equity Research Portfolio: None
Chinese Equity Portfolio: $10,001 – $50,000

Ferrill D. Roll
Global Equity Portfolio: over $1,000,000
International Equity Portfolio: over $1,000,000
International Small Companies Portfolio: $100,001 – $500,000
Institutional Emerging Markets Portfolio: over $1,000,000
Emerging Markets Portfolio: None
Frontier Emerging Markets Portfolio: $100,001 – $500,000
International Equity Research Portfolio: $100,001 – $500,000
Emerging Markets Research Portfolio: $100,001 – $500,000
Global Equity Research Portfolio: $100,001 – $500,000
Chinese Equity Portfolio: $100,001 – $500,000

Richard Schmidt
Global Equity Portfolio: $100,001 – $500,000
International Equity Portfolio: $10,001 – $50,000
International Small Companies Portfolio: None
Institutional Emerging Markets Portfolio: $100,001 – $500,000
Emerging Markets Portfolio: None
Frontier Emerging Markets Portfolio: $1 – $10,000
International Equity Research Portfolio: None
Emerging Markets Research Portfolio: None
Global Equity Research Portfolio: None
Chinese Equity Portfolio: None

Craig Shaw
Global Equity Portfolio: $100,001 – $500,000
International Equity Portfolio: $100,001 – $500,000
International Small Companies Portfolio: $1 – $10,000
Institutional Emerging Markets Portfolio: over $1,000,000
Emerging Markets Portfolio: None
Frontier Emerging Markets Portfolio: $10,001 – $50,000
International Equity Research Portfolio: None
Emerging Markets Research Portfolio: None
Global Equity Research Portfolio: None
Chinese Equity Portfolio: None

36

Name of Portfolio Manager	Dollar Range of Equity Securities In the Fund
Moon Surana
Global Equity Portfolio: $100,001 – $500,000
International Equity Portfolio: None
International Small Companies Portfolio: None
Institutional Emerging Markets Portfolio: $50,001 – $100,000
Emerging Markets Portfolio: None
Frontier Emerging Markets Portfolio: None
International Equity Research Portfolio: $100,001 – $500,000
Emerging Markets Research Portfolio: None
Global Equity Research Portfolio: None
Chinese Equity Portfolio: None

Patrick Todd
Global Equity Portfolio: None
International Equity Portfolio: $100,001 – $500,000
International Small Companies Portfolio: None
Institutional Emerging Markets Portfolio: None
Emerging Markets Portfolio: None
Frontier Emerging Markets Portfolio: None
International Equity Research Portfolio: None
Emerging Markets Research Portfolio: None
Global Equity Research Portfolio: None
Chinese Equity Portfolio: None

Anix Vyas
Global Equity Portfolio: None
International Equity Portfolio: None
International Small Companies Portfolio: $100,001 – $500,000
Institutional Emerging Markets Portfolio: None
Emerging Markets Portfolio: None
Frontier Emerging Markets Portfolio: $1 – $10,000
International Equity Research Portfolio: None
Emerging Markets Research Portfolio: None
Global Equity Research Portfolio: $1 – $10,000
Chinese Equity Portfolio: None

Andrew West
Global Equity Portfolio: None
International Equity Portfolio: $500,001 – $1,000,000
International Small Companies Portfolio: None
Institutional Emerging Markets Portfolio: None
Emerging Markets Portfolio: None
Frontier Emerging Markets Portfolio: None
International Equity Research Portfolio: $100,001 – $500,000
Emerging Markets Research Portfolio: $50,001 – $100,000
Global Equity Research Portfolio: $50,001 – $100,000
Chinese Equity Portfolio: None

Wenting Shen
Global Equity Portfolio: $100,001 – $500,000
International Equity Portfolio: $10,001 – $50,000
International Small Companies Portfolio: None
Institutional Emerging Markets Portfolio: None
Emerging Markets Portfolio: None
Frontier Emerging Markets Portfolio: None
International Equity Research Portfolio: None
Emerging Markets Research Portfolio: None
Global Equity Research Portfolio: None
Chinese Equity Portfolio: $100,001 – $500,000

DISTRIBUTION OF FUND SHARES
Quasar serves as principal underwriter of each Portfolio pursuant to a distribution agreement (the “Distribution Agreement”) initially approved by the Board of Directors. Quasar’s address is Quasar Distributors, LLC, 111 East Kilbourn Avenue, Suite 2200, Milwaukee, WI 53202. The Fund and Quasar have agreed to indemnify one another against certain liabilities. Quasar furnishes the services of its personnel to carry out its obligations under the Distribution Agreement at its own expense and without cost to the Fund. Under the Distribution Agreement, Quasar is responsible for selling shares on a best efforts basis, as agent for the Fund, but is not obligated to sell any certain number of shares. Quasar may, in its discretion, enter into agreements with qualified broker-dealers in order for such broker-dealers to sell
37

shares of the Fund. Quasar receives compensation in the amount of $7,000 per Portfolio, plus a CPI increase, per annum, to be paid no less frequently than monthly. Portfolios with Investor share classes may make payments to Quasar pursuant to the Amended Plan of Distribution (the “Distribution Plan”) on behalf of the Portfolios’ Investor Classes pursuant to Rule 12b-1 under the 1940 Act (the “Rule”). Quasar will also be compensated for out-of-pocket expenses reasonably incurred in performance of its duties under the Distribution Agreement. The Distribution Agreement continues for successive annual periods only if its continuance is approved annually by a majority of the Independent Directors who are not parties to the Agreement or “interested persons” of any such party and either by votes of a majority of the Directors or a “majority” (as defined in the 1940 Act) of the outstanding voting securities of the Fund.
The Board of Directors approved the Distribution Plan on behalf of the Portfolios’ Investor Classes pursuant to the Rule. The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Distribution Plan, as approved by the Board of Directors, allows the Investor Class of each Portfolio to incur certain expenses that might be considered to constitute direct or indirect payment by a Portfolio of distribution expenses related to Investor Class shares.
Under the Distribution Plan, each Investor Class is authorized to make payments to selected dealers of a distribution fee pursuant to Rule 12b-1 as compensation for providing services primarily intended to result in the sale of Investor Class shares. Such services typically include advertising; compensation for sales and marketing activities of the Distributor and other banks, broker-dealers, and service providers; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest, and other overhead. The Portfolios’ Investor Classes may pay this 12b-1 distribution fee at an annual rate of up to 0.25% of a Portfolio’s average daily net assets, or such lesser amount as the Directors may determine from time to time. The Distribution Plan also authorizes the Fund to engage in shareholder account and administrative servicing activities under the Distribution Plan consistent with those described under the Shareholder Servicing Plan (defined below), and to make payments for such shareholder account and administrative activities under the Distribution Plan.
The Distribution Plan was adopted by a majority vote of the Board of Directors, including a majority of Independent Directors that do not and did not have any direct or indirect financial interest in the operation of the Distribution Plan, cast in person at a meeting called for the purpose of voting on the Distribution Plan. Potential benefits which the Distribution Plan may provide to the Investor Classes include the potential to increase assets, the potential to avoid a decrease in assets and Portfolio liquidations through redemption activity, and the ability to sell shares of the Investor Classes through adviser and broker distribution channels. The Board of Directors believes that there is a reasonable likelihood that the Distribution Plan will benefit the Investor Classes of each applicable Portfolio and its current and future shareholders. Under their terms, the Distribution Plan remains in effect from year to year provided such continuance is approved annually by vote of the directors in the manner described above. The Distribution Plan may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the Investor Class of the Portfolio affected thereby, and material amendments to the Distribution Plan must also be approved by the Board of Directors in the manner described above. The Distribution Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the directors of the Board of Directors who are not interested persons of the Fund and have no direct or indirect financial interest in the operations of the Distribution Plan, or by a vote of a “majority of the outstanding voting securities” (as defined in the 1940 Act) of the Portfolio affected thereby. Any agreements entered into pursuant to the Distribution Plan shall provide for automatic termination in the event of their assignment.
The Distribution Plan does not obligate Harding Loevner or the Distributor to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities.
The following intermediaries have received payment of fees under the Distribution Plan during the fiscal year ended October 31, 2021: American Enterprise Investment Services, Inc.; Charles Schwab & Co; JP Morgan Securities; LPL; MATRIX/MSCS Financial Services; Merrill Lynch; Morgan Stanley; National Financial Services/ Fidelity; Pershing; Raymond James; RBC Capital Markets; Reliance Trust Company; SEI Trust Company; TD Ameritrade; TIAA-CREF; UBS; US Bank; Vanguard Marketing Group; and Wells Fargo Advisors.
For the last three fiscal years, the amounts of 12b-1 distribution fees paid, in respect of each Portfolio’s Investor Class Shares were:
International Equity Portfolio – Investor Class
Year ended 10/31/21	$961,029
Year ended 10/31/20	$869,047.08
Year ended 10/31/19	$1,013,327.54
International Small Companies Portfolio – Investor Class
Year ended 10/31/21	$117,246
Year ended 10/31/20	$105,474.68
Year ended 10/31/19	$128,019.36
Frontier Emerging Markets Portfolio – Investor Class
Year ended 10/31/21	$25,199
Year ended 10/31/20	$30,252.26
Year ended 10/31/19	$55,151.94
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International Equity Research Portfolio – Investor Class
Year ended 10/31/21	$0
Year ended 10/31/20	$0
Year ended 10/31/19	$116.37
Emerging Markets Research Portfolio – Investor Class
Year ended 10/31/21	$1.00
Year ended 10/31/20	$0
Year ended 10/31/19	$0
The Board of Directors has also approved a shareholder servicing plan (the “Shareholder Servicing Plan”) on behalf of the Advisor Class, Investor Class, Institutional Class, Class I, and Class II shares of each Portfolio. The Fund, on behalf of the Portfolios, has agreements with various financial intermediaries under which customers of these intermediaries may purchase and hold Portfolio shares. These intermediaries assess fees in consideration for providing shareholder services, including, but not limited to, certain account maintenance, record keeping, and transactional services. In recognition of the savings of expenses to the applicable Portfolio arising from the intermediaries assumption of non-distribution related functions that the Portfolio would otherwise perform, such as providing sub-accounting and related shareholder services, each Class of each Portfolio is authorized, pursuant to the Shareholder Servicing Plan, to pay to each intermediary up to 0.25% of average daily net assets attributable to that intermediary (subject to any fee waiver and/or expense reimbursement arrangement applicable to a Portfolio); provided, that, no Portfolio will pay distribution or shareholder servicing fees in the case of Institutional Class Z shares.
The following intermediaries have received payment of fees under the Shareholder Servicing Plan: ADP Broker Dealer Inc.; Alight Solution; American Enterprise Investment Services, Inc.; BNY Mellon N.A.; Charles Schwab & Co; Great West (GWFS) Equities, Inc.; John Hancock Trust Co; JP Morgan Securities; LPL; Mass Mutual Life Insurance Co; MATRIX/MSCS Financial Services; Merrill Lynch; Morgan Stanley; National Financial Services/ Fidelity; Nationwide Life Insurance; Pershing; PNC Bank; Principal Life Insurance Company; Prudential Insurance Company of America; Raymond James; RBC Capital Markets; Reliance Trust Company; SEI Trust Company; T. Rowe Price Retirement Plan Services; TD Ameritrade The Vanguard Group Inc.; TIAA-CREF; UBS; US Bank; Valic Retirement Services Co.; Vanguard Marketing Group; Voya; Wells Fargo Advisors; and Wells Fargo Bank.
For the last three fiscal years, the amounts of fees paid under the Shareholder Servicing Plan were:
International Equity Portfolio
Year ended 10/31/21	$14,723,814.00
Year ended 10/31/20	$11,210,194.63
Year ended 10/31/19	$10,251,533.76
Global Equity Portfolio
Year ended 10/31/21	$1,035,509.00
Year ended 10/31/20	$676,344.94
Year ended 10/31/19	$625,931.73
Emerging Markets Portfolio
Year ended 10/31/21	$5,990,614.00
Year ended 10/31/20	$9,770,722.58
Year ended 10/31/19	$9,893,317.72
International Small Companies Portfolio
Year ended 10/31/21	$368,923.00
Year ended 10/31/20	$238,716.95
Year ended 10/31/19	$187,681.81
Frontier Emerging Markets Portfolio
Year ended 10/31/21	$76,735.00
Year ended 10/31/20	$85,895.31
Year ended 10/31/19	$142,346.36
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International Equity Research Portfolio
Year ended 10/31/21	$7,361.00
Year ended 10/31/20	$17,147.97
Year ended 10/31/19	$2,071.95
Chinese Equity Portfolio
Year ended 10/31/21*	$58.00
*
The Chinese Equity Portfolio commenced operations on December 16, 2020.
The following intermediaries have received revenue sharing payments during the fiscal year ended October 31, 2021: Charles Schwab & Co; Merrill Lynch; Morgan Stanley; National Financial Services/ Fidelity; Pershing; TIAA-CREF; TD Ameritrade; US Bank; Vanguard Marketing Group; Voya; and PNC Investments.
Harding Loevner or the Distributor may compensate certain dealers that satisfy certain criteria established from time to time by Harding Loevner or the Distributor relating to the level or type of services provided by the dealer, the sale or expected sale of significant amounts of Investor Class shares, or other factors.
The amounts payable to each financial intermediary pursuant to the Distribution Plan, the Shareholder Servicing Plan and/or by Harding Loevner as “revenue sharing” are set forth in agreements with each intermediary. The payments pursuant to the Distribution Plan or the Shareholder Servicing Plan are subject to the Portfolios’ respective contractual fee waiver and/or expense reimbursement arrangements, if any. Generally, the contractual rates paid to each financial intermediary are based on the aggregate investment amounts maintained in each class of each fund by the financial intermediary; however, certain financial intermediaries may receive per account fees in addition to, or in lieu of, asset-based fees.
In addition, your financial intermediary may charge fees or commissions in addition to those disclosed in this SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending a particular Portfolio or a particular share class over other portfolios or share classes.
ADMINISTRATOR
Pursuant to its terms, and effective as of June 14, 2010, the Fund Administration and Accounting Services Agreement dated June 2, 2010, as amended (the “Administration Agreement”) between the Fund and Northern Trust, as Administrator, requires Northern Trust to provide certain accounting, clerical, and bookkeeping services, Blue Sky, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC. The Administration Agreement will remain in effect for successive annual periods and will automatically continue unless terminated on notice. The following chart sets forth fees paid by each Portfolio to Northern Trust pursuant to the Administration Agreement during the last three fiscal years.
Portfolio	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019
Global Equity	$508,585	$329,339	$302,340
International Equity	$6,062,974	$4,995,349	$4,764,347
International Small Companies	$160,635	$115,727	$82,928
Institutional Emerging Markets	$1,985,877	$1,696,562	$1,588,942
Emerging Markets	$1,267,623	$1,240,629	$1,260,114
Frontier Emerging Markets	$76,652	$82,267	$122,085
Global Equity Research	$12,698	$12,197	$12,042
International Equity Research	$14,445	$15,617	$13,800
Emerging Markets Research	$12,637	$12,203	$12,175
Chinese Equity*	$10,225	N/A	N/A
*
The Chinese Equity Portfolio commenced operations on December 16, 2020.
PORTFOLIO TRANSACTIONS
The Advisory Agreement authorizes Harding Loevner to select the brokers or dealers that will execute the purchases and sales of investment securities for each of the Fund’s Portfolios and directs Harding Loevner to use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions for the Portfolios. Harding Loevner will consider the full range and
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quality of services offered by the executing broker or dealer when making these determinations and accounts may pay more than the lowest commission as a result. Neither Harding Loevner nor any of its officers, affiliates or employees will act as principal or receive any compensation from the Portfolios in connection with the purchase or sale of investments for the Portfolios.
Some securities considered for investment by the Fund’s Portfolios also may be appropriate for other clients advised by Harding Loevner. If the purchase or sale of securities is consistent with the investment policies of a Portfolio and one or more of these other clients advised by Harding Loevner is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by Harding Loevner, as the case may be. Although there is no specified formula for allocating such transactions, the various allocation methods used by Harding Loevner, and the results of such allocations, are subject to the oversight by Harding Loevner’s Chief Compliance Officer and periodic review by the Fund’s Chief Compliance Officer.
Brokers are selected on the basis of their overall assistance in terms of execution capabilities and research services, provided that their commission schedules are competitive with other firms providing similar services. The types of research received from brokers include print and electronic publications such as business news, company research, industry research, economic research, strategy research, and historical market data and other research services such as company meetings, investment conferences, analyst calls and meetings, and research travel logistics. The source of the above types of research can be either proprietary or third-party. The Board of the Fund has adopted procedures pursuant to Rule 12b-1(h) regarding the usage of brokers that promote or sell shares of a Portfolio (a “selling broker dealer”) to execute portfolio securities transactions. These procedures are reasonably designed to prevent: (1) the persons responsible for selecting broker-dealers from taking a broker-dealer’s promotional or sales efforts into account as part of the selection process; and (2) the Fund, Harding Loevner, or Quasar from entering into an agreement under which the Fund directs brokerage transactions (or revenue generated by those transactions) to a selling broker-dealer to pay for distribution of the Fund’s shares. The Fund is permitted to utilize selling broker-dealers to execute portfolio transactions provided that these selling efforts are not considered in the selection process and the Fund’s procedures are followed.
The Portfolios invest outside the United States and anticipate that their brokerage transactions involving non-U.S. securities of companies domiciled in countries other than the United States will be conducted primarily on the principal exchanges of such countries. Although each Portfolio seeks the best net results in effecting its portfolio transactions, transactions on non-U.S. exchanges may be subject to fixed commissions that are higher than commissions on transactions on U.S. exchanges.
No trades will be executed with Harding Loevner, its affiliates, officers or employees acting as principal or agent for others, although such entities and persons may be trading contemporaneously in the same or similar securities, except Harding Loevner may effect cross-trades provided that they are conducted at market price and absent any commission.
For the last three fiscal years the amount of brokerage commissions paid by each Portfolio was as follows:
Portfolio	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019
Global Equity	$833,676	$468,185	$283,727
International Equity	$4,311,762	$3,269,740	$5,000,950
International Small Companies	$135,281	$149,377	$153,624
Institutional Emerging Markets	$1,564,581	$2,287,112	$1,779,579
Emerging Markets	$1,313,820	$1,776,202	$1,418,162
Frontier Emerging Markets	$199,564	$233,285	$687,299
Global Equity Research	$1,944	$1,757	$1,925
International Equity Research	$5,155	$10,656	$7,772
Emerging Markets Research	$4,139	$4,524	$5,927
Chinese Equity*	$2,434	N/A	N/A
*
The Chinese Equity Portfolio commenced operations on December 16, 2020.
As of the fiscal year ended October 31, 2021, the following Portfolio held securities of its regular broker/dealers, as that term is defined in Rule 10b-1 of the 1940 Act, or such broker/dealers parent in the approximate amounts set forth below:
Portfolio	Name of Regular Broker/ Dealer	Parent Company Name (if applicable)	Approximate Aggregate Market Value of Securities
Global Equity Research Portfolio	J.P. Morgan Securities LLC	JPMorgan Chase & Co.	$108,899
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Portfolio Holdings Information
Generally, the Fund views holdings information as sensitive and discloses information about portfolio holdings only in accordance with guidelines approved by the Board of Directors and designed to permit only disclosures that are consistent with the best interest of a Portfolio’s shareholders. No current or potential investor shall be provided information about portfolio holdings on a preferential basis in advance of the provision of that information to other investors.
Portfolio holdings information will be released under the circumstances described below. The receiving parties are required, either by explicit agreement or by virtue of their respective duties to the Fund, to maintain the confidentiality of the information disclosed. There can be no assurance that the policies and procedures adopted by the Fund regarding selective disclosure of portfolio holdings will protect the Fund from potential misuse of that information by the receiving parties. Other than as noted below, the Fund has no ongoing arrangements to make portfolio information available.
1.
As required by applicable laws, rules or regulations, including the quarterly filing of a complete schedule of the Fund’s portfolio holdings on Form N-CSR or as an exhibit to its reports on Form N-PORT.
2.
As appropriate for legitimate business purposes of the Fund, including: (i) to the Fund’s auditors for use in providing audit opinions; (ii) to financial printers for the purpose of preparing Fund regulatory filings; (iii) for the purposes of due diligence regarding a merger or acquisition; (iv) to rating agencies for use in developing a rating for the Fund (Lipper, monthly disclosure of portfolio holdings, provided on sixth business day after month-end; Morningstar, quarterly disclosure of full portfolio holdings sixth business day after quarter end); (v) to consultants, for use in providing asset allocation advice or client service; (vi) to service providers, such as proxy-voting service providers and portfolio-management database providers; (vii) for purposes of effecting in-kind redemptions of Fund shares; and (viii) to commercial publishers of mutual fund data, provided the recipients of the information in each of (i)-(viii) are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information. Portfolio holdings information will be disclosed to a service provider to the extent and as frequently as necessary to allow such service provider to perform its duties and responsibilities which may be immediate with no lag time.
3.
An officer of the Fund may determine that selective disclosure of portfolio holdings information is appropriate under circumstances other than those listed above where the officer believes there is a legitimate business purpose for doing so and the recipient of the information has a duty of confidentiality, including a duty not to trade on the nonpublic information. The determination and considerations will be documented and retained by such officer and a copy shall be provided to the Fund’s Chief Compliance Officer and the Board to ensure that there are no conflicts of interest between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter or any affiliated person of the Fund, its investment adviser, or its principal underwriter on the other.
Shareholders of the Fund shall be treated alike in terms of access to portfolio holdings information, which, except as outlined above, shall not be disclosed to any investor prior to the time the same information is disclosed publicly. Portfolio Holdings information as of each calendar quarter end is available to shareholders on the Fund’s website.
This information is available no sooner than five (5) business days after the applicable calendar quarter end. Shareholders may also request a written copy of the portfolio holdings information directly from the Adviser.
No person or entity, including officers of the Fund or employees of the Adviser or other service providers of their affiliates, receives any compensation in connection with the disclosure of portfolio holdings information.
Certain other additional information about the Fund’s Portfolios is available publicly on the website for AMG Funds, www.amgfunds.com. The Fund has entered into an agreement with AMG Distributors, Inc., an affiliate of Harding Loevner, to provide certain distribution assistance to the Fund. The information available on AMG Funds’ website may include, among other things, top ten holdings, top ten contributors to and detractors from performance, and statistical information derived from portfolio holdings.
CAPITAL STOCK INFORMATION
The authorized capital stock of the Fund consists of 7,300,000,000 shares with $.001 par value, allocated as follows: (i) 1,100,000,000 shares to the Global Equity Portfolio; (ii) 1,100,000,000 shares to the International Equity Portfolio; (iii) 900,000,000 shares to the International Small Companies Portfolio; (iv) 1,000,000,000 shares to the Institutional Emerging Markets Portfolio; (v) 500,000,000 shares to the Emerging Markets Portfolio; (vi) 1,000,000,000 shares to the Frontier Emerging Markets Portfolio; (vii) 400,000,000 shares to the Global Equity Research Portfolio; (viii) 400,000,000 shares to the International Equity Research Portfolio; (ix) 400,000,000 shares to the Emerging Markets Research Portfolio; and (x) 500,000,000 shares to the Chinese Equity Portfolio. Holders of shares of a Portfolio have one vote for each dollar, and a proportionate fraction of a vote for each fraction of a dollar, of NAV held by a shareholder. All shares issued and outstanding are fully paid and non-assessable, transferable, and redeemable at NAV at the option of the shareholder. Shares have no
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preemptive or conversion rights. The Board of Directors of the Fund, under Maryland General Corporation Law, is authorized to establish more than one class of shares for each Portfolio of the Fund. Currently, the Board of Directors has authorized the creation of six share classes for certain Portfolios, as follows:
Portfolio	Classes
Global Equity	Institutional Advisor Institutional Class Z
International Equity	Institutional Investor Institutional Class Z
International Small Companies	Institutional Investor
Institutional Emerging Markets	Institutional Institutional Class Z
Emerging Markets	Advisor
Frontier Emerging Markets	Institutional Class I Institutional Class II Investor
Global Equity Research	Institutional
International Equity Research	Institutional
Emerging Markets Research	Institutional
Chinese Equity	Institutional
The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of Directors will be unable to elect any person or persons to the Board of Directors.
NET ASSET VALUE
The NAV per share of each Portfolio is calculated as of the close of business (normally 4:00 p.m. New York Time) on days when the New York Stock Exchange is open for business, except when trading is restricted (a “Business Day”). Each Class or Portfolio determines its NAV by subtracting that Class or Portfolio’s liabilities (including accrued expenses and dividends payable) from the total value of the Portfolio’s investments, or the portion of a Portfolio’s investments attributable to a Class and other assets, and dividing the result by the total issued and outstanding shares of the Class or Portfolio, respectively.
Pricing Methodology:
In determining the Fund’s NAV, each equity security traded on a securities exchange, including the NASDAQ Stock Market, and over-the-counter securities are valued at the closing price as of the time of valuation on the exchange or market designated by the Fund’s accounting agent as the principal exchange (each, a “principal exchange”). The closing price provided by the Fund’s accounting agent for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention.
Absent closing price information for a security from the principal exchange as of the time of valuation, the security can be valued using (i) the last trade from the current date; (ii) the most recent mean or bid quotation on the principal exchange (dependent upon local exchange or market convention); or (iii) the closing, mean, or bid price on another exchange on which the security is traded (if such price is available from a Fund’s accounting agent).
Fixed Income Evaluations:
U.S. corporate bonds, municipal bonds, and government bonds are valued at the latest evaluated institutional bid price as determined by the Fund’s accounting agent. Foreign fixed income instruments are valued at the latest evaluated institutional mean price as determined by the Fund’s accounting agent.
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Short-Term Instruments:
Short-term obligations with maturities of 60 days or less are typically valued at amortized cost, which constitutes fair value as determined by the Fund’s Board of Directors. Amortized cost involves valuing an instrument at its original cost to the Portfolio and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.
Currency Conversion:
Quotations of foreign securities denominated in a foreign currency are converted to a U.S. dollar-equivalent at exchange rates obtained from an automated pricing service at the mean rate.
Closed Markets:
Foreign securities in the Portfolios may trade in their primary markets on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio may change on days when shareholders will not be able to buy or sell their shares.
Fair Valuation:
Since trading in many foreign securities is normally completed before the time at which a Portfolio calculates its NAV, the effect on the value of such securities held by a Portfolio of events that occur between the close of trading in the security and the time at which the Portfolio prices its securities would not be reflected in the Portfolio’s calculation of its NAV if foreign securities were generally valued at their closing prices.
To address this issue, the Board of Directors has approved the daily use of independently provided quantitative models that may adjust the closing prices of certain foreign equity securities based on information that becomes available after the foreign market closes, through the application of an adjustment factor to such securities’ closing price. Adjustment factors may be greater than, less than, or equal to one. Thus, use of these quantitative models could cause the Portfolio’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of these quantitative models is also intended to decrease the opportunities for persons to engage in “time zone arbitrage”, i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Portfolios.
Additionally, any securities for which market quotations are not readily available, such as when a foreign market is closed, or for which available prices are deemed unreliable are priced by Harding Loevner at “fair value as determined in good faith” in accordance with procedures established by and under the general supervision of the Board of Directors.
In December 2020, the Securities and Exchange Commission adopted Rule 2a-5 under the Investment Company Act of 1940, as amended ("Rule 2a-5"), which is intended to address valuation practices and the role of a fund's board with respect to the fair value of the investments of a registered investment company or business development company. Rule 2a-5, among other things, establishes an updated regulatory framework for registered investment company valuation practices. The Portfolios will not be required to comply with Rule 2a-5 until September 2022.
As of the date of this SAI, the following holidays are not considered Business Days: New Year’s Day, Dr. Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
TAX CONSIDERATIONS
The following summary of tax consequences, which does not purport to be complete, is based on U.S. federal tax laws and regulations in effect on the date of this SAI, which are subject to change by legislative or administrative action.
Qualification as a Regulated Investment Company.
Each Portfolio intends to qualify to be treated as a RIC under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify as a RIC, a Portfolio must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, income from certain publicly traded partnerships, or other income derived from its business of investing in securities (the “Qualifying Income Requirement”); (b) diversify its holdings so that, at the end of each quarter of the Portfolio’s taxable year, (i) at least 50% of the market value of the Portfolio’s assets is represented by cash and cash items (including receivables), U.S. Government Securities, securities of other RICs and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Portfolio’s total assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of the Portfolio’s total assets is invested in the securities of (A) any one issuer (other than U.S. Government Securities or the securities of other RICs) (B) two or more issuers that are controlled, as determined under applicable tax rules, by the Portfolio and that are engaged in the same or similar or related trades or business or (C) certain publicly traded partnerships; and (c) distribute an amount at least equal to the sum of (i) 90% of its investment company taxable income which includes, among other items, dividends, interest, and net short-term capital gains in excess of net long-term capital losses each taxable year and (ii) net tax-exempt income (i.e., the 90% distribution requirement).
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If for any taxable year a Portfolio does not qualify as a RIC, all of its taxable income will be taxed to the Portfolio at corporate rates. For each taxable year that the Portfolio qualifies as a RIC, it will not be subject to federal income tax on that part of its investment company taxable income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. In addition, to avoid a nondeductible 4% federal excise tax, the Portfolio must distribute during each calendar year an amount at least equal to the sum of 98% of its ordinary income (taking into account certain deferrals and elections) determined on a calendar year basis, 98.2% of its capital gains in excess of capital losses determined in general on an October 31 year-end basis, and any undistributed amounts from previous years that were not taxed during such years.
During the fiscal year ended October 31, 2021, the International Equity, International Small Companies, Institutional Emerging Markets, Emerging Markets and Frontier Emerging Markets Portfolios utilized $556,130,928, $4,712,316, $113,764,086, $36,752,112 and $19,167,471, respectively, in capital loss carryforwards.
Capital losses that were incurred by the Institutional Emerging Markets, Frontier Emerging Markets, and Chinese Equity Portfolios in taxable years beginning after the Enactment Date and will be carried forward indefinitely are as follows:
Portfolio	Short-Term Capital Loss Carryforward	Long-Term Capital Loss Carryforward
Institutional Emerging Markets Portfolio	$(82,711,940)	$(9,373,518)
Frontier Emerging Markets Portfolio	$(19,505,546)	$(84,308,092)
Chinese Equity Portfolio*	$(169,512)	$0
*
The Chinese Equity Portfolio commenced operations on December 16, 2020.
These amounts are available to be carried forward to offset future capital gains to the extent permitted by the Code and applicable tax regulations. A Portfolio may seek to generate capital loss carryforwards for purposes of offsetting gains, or may choose not to sell portfolio securities until such time as doing so would result in long term rather than short term gains. These techniques are not part of any Portfolio’s investment strategy. These techniques may not be successful and may not benefit all shareholders (for example, tax-exempt shareholders). They may also increase transaction costs or negatively impact performance.
Distributions.
Each Portfolio’s automatic reinvestment of its taxable investment income, net short-term capital gains, and net long-term capital gains in additional shares of the Portfolio and distribution of such shares to shareholders will be taxable to the Portfolio’s shareholders. In general, such shareholders will be treated as if such income and gains had been distributed to them by the Portfolio and then reinvested by them in shares of the Portfolio, even though no cash distributions have been made to shareholders. The automatic reinvestment of taxable investment income and net realized short-term capital gains of the Portfolio will be taxable to the Portfolio’s shareholders as ordinary income. If a portion of a Portfolio’s income consists of qualifying dividends paid by corporations, a portion of the dividends paid by the Portfolio may be eligible for either the corporate dividends-received deduction or the lower individual tax rate on qualified dividends if both the Portfolio and shareholder satisfies applicable holding period requirements (generally more than 60 days with respect to each distribution).
A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November, or December with a record date in such a month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to the shareholders in the calendar year in which the distributions are declared, rather than in the year in which the distributions are received. Each Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them in a written statement delivered after the close of each calendar year. The maximum individual rate applicable to “qualified dividend income” and long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.
Under recently issued Treasury regulations, certain distributions reported by a Portfolio as section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under Code section 163(j). Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that a Portfolio is eligible to report as a Section 163(j) dividend for a tax year is generally limited to the excess of the Portfolio’s business interest income over the sum of the Portfolio’s (i) business interest expense and (ii) other deductions properly allocable to the Portfolio’s business interest income.
Under applicable treasury regulations, properly reported dividends paid by a Portfolio that are attributable to the Portfolio’s “qualified REIT dividends” (generally, ordinary income dividends paid by a REIT, not including capital gain dividends or dividends treated as qualified dividend income) are eligible for the 20% deduction described in Section 199A of the Code in the case of non-corporate U.S. common shareholders, provided that certain holding period and other requirements are met by the shareholder and the Portfolio. There can be no assurance as to what portion of the Portfolio’s distributions will qualify for such deduction.
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Sale of Shares.
Upon the sale or other disposition of shares of a Portfolio, or upon receipt of a distribution in complete liquidation of a Portfolio, a shareholder generally will realize a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder’s holding period for the shares. Any loss realized on the sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by the shareholder on a disposition of Portfolio shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gains deemed received by the shareholder with respect to such shares.
Medicare Tax.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amount.
Zero Coupon Securities.
Investments by a Portfolio in zero coupon securities (other than tax-exempt zero coupon securities) will result in income to the Portfolio equal to a portion of the excess of the face value of the securities over their issue price (the “original issue discount”) each year that the securities are held, even though the Portfolio receives no cash interest payments. This income is included in determining the amount of income which the Portfolio must distribute to maintain its status as a RIC and to avoid the payment of federal income tax and the 4% excise tax.
Cost Basis Reporting.
The Portfolios (or their administrative agents) are required to report to the Internal Revenue Service (“IRS”) and furnish to shareholders the cost basis information for sale transactions of shares purchased on or after January 1, 2012. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, FIFO (“first-in, first-out”) or some other specific identification method. Unless you instruct otherwise, the Portfolios will use average cost as their default cost basis method, and will treat sales as first coming from shares purchased prior to January 1, 2012. If average cost is used for the first sale of shares covered by these new rules, the shareholder may only use an alternative cost method for shares purchased prospectively. Shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation. Shareholders that hold their shares through a financial intermediary should contact such financial intermediary with respect to reporting of cost basis and available elections for their accounts.
Backup Withholding.
A Portfolio may be required to withhold U.S. federal income tax at the applicable rate of all amounts deemed to be distributed as a result of the automatic reinvestment by the Portfolio of its income and gains in additional shares of the Portfolio and, all redemption payments made to shareholders who fail to provide the Portfolio with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld will be credited against a shareholder’s U.S. federal income tax liability. Corporate shareholders and certain other shareholders are exempt from such backup withholding.
Tax Treatment of Hedging Transactions.
The taxation of equity options and over-the-counter options on debt securities is governed by the Code section 1234. Pursuant to Code section 1234, the premium received by a Portfolio for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Portfolio. If the Portfolio enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Portfolio is exercised, thereby requiring the Portfolio to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Portfolio, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.
Certain options, futures, and forward contracts in which a Portfolio may invest are “section 1256 contracts.” Gains and losses on section 1256 contracts generally are treated as 60% long-term (taxed for individuals at the long-term capital gains rate, currently generally a maximum of 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts) and 40% short-term capital gains or losses (“60/40 treatment”), regardless of the Portfolio’s actual holding period for the contract. Also, a section 1256 contract held by the Portfolio at the end of each taxable year (and generally, for the purposes of the 4% excise tax, on October 31 of each year) must be
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treated as if the contract had been sold at its fair market value on that day (“mark to market treatment”), resulting in unrealized gains and losses being treated as though they were realized. Foreign currency gain or loss (discussed below) arising from section 1256 contracts may, however, be treated as ordinary income or loss.
Generally, hedging transactions undertaken by a Portfolio may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Portfolio. In addition, losses realized by the Portfolio on positions that are part of a straddle may be deferred under the straddle rules rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Further, the Portfolio may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Portfolio of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Portfolio which is taxed as ordinary income when distributed to shareholders.
The Portfolio may make one or more of the elections available under the Code that are applicable to straddles. If the Portfolio makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may accelerate the recognition of gains or losses from the affected straddle positions.
Because the straddle rules may affect the amount, character, and timing of gains or losses from the positions that are part of a straddle, the amount of Portfolio income that is distributed to members and that is taxed to them as ordinary income or long-term capital gain may be increased or decreased as compared to a Portfolio that did not engage in such hedging transactions. Additionally, a Portfolio may enter into short sales and/or transactions treated for tax purposes as constructive sales that may affect the amount, character, and timing of the recognition of gains or losses.
Tax Treatment of Foreign Currency-Related Transactions.
Gains or losses attributable to fluctuations in exchange rates that occur between the time a Portfolio accrues receivables or liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of certain options, futures, and forward contracts and on disposition of debt securities denominated in a foreign currency, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as “Section 988” gains or losses, may increase or decrease the amount of the Portfolio’s investment company taxable income to be distributed to members as ordinary income.
Tax Treatment of Passive Foreign Investment Companies.
Each Portfolio may invest in the stock of “passive foreign investment companies” (“PFICs”) if such stock is a permissible investment. A PFIC is a foreign corporation—other than a “controlled foreign corporation” as to which a Portfolio is a U.S. shareholder, that in general meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of passive income. If a Portfolio invests in stock of PFICs, the Portfolio may be subject to U.S. federal income taxation on a portion of any “excess distribution” with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating on a pro rata basis such distribution or gain to each day of the Portfolio’s holding period for the stock. The distribution or gain so allocated to any taxable year of the Portfolio, other than the taxable year of the excess distribution or disposition, would be taxed to the Portfolio at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company’s stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Portfolio’s investment company taxable income and, accordingly, would not be taxable to the Portfolio to the extent distributed by the Portfolio as a dividend to its shareholders. Dividends from PFICs are not qualifying dividends and, therefore, are not eligible to be taxed at the lower rates applicable to qualified dividends.
A Portfolio may be able to make an election, (a “QEF” Election”) in lieu of being taxable in the manner described above, to include annually in income its pro rata share of the ordinary earnings and net capital gain of any PFIC in which it invests, regardless of whether it actually received any distributions from the PFIC. These amounts would be included in the Portfolio’s investment company taxable income and net capital gain which, to the extent distributed by the Portfolio as ordinary or capital gain dividends, as the case may be, would not be taxable to the Portfolio. In order to make a QEF Election, the Portfolio would be required to obtain certain annual information from the PFIC in which it invests, which in many cases may be difficult to obtain. In addition, under Treasury regulations, income required to be included as a result of a QEF election would not be qualifying income for purposes of the Qualifying Income Requirement if (A) there is a current distribution out of the earnings and profits of the PFIC that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Portfolio’s business of investing in stock, securities, or currencies.
Alternatively, each Portfolio may elect to “mark-to-market” its stock in any PFIC. “Marking to market,” in this context, means including in ordinary income each taxable year, the excess, if any, of the fair market value of a PFIC’s stock over a Portfolio’s adjusted basis therein as of the end of that year. Pursuant to the election, a Portfolio also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Portfolio for prior taxable years. A Portfolio’s adjusted basis in each PFIC’s stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election.
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Foreign Shareholders.
U.S. taxation of a shareholder who, as to the United States, is a non-resident alien individual, a foreign trust or estate, or foreign corporation (“foreign shareholder”) depends on whether the income from the Portfolio is “effectively connected” with a U.S. trade or business carried on by such shareholder.
Except as discussed below, if the income from a Portfolio is not “effectively connected” with a U.S. trade or business carried on by the foreign shareholder, deemed or actual distributions by the Portfolio of investment company taxable income will be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions. Deemed or actual distributions of capital gain dividends and any gain realized upon redemption, sale or exchange of shares will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the foreign shareholder is a nonresident alien individual who is physically present in the U.S. for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of non-resident alien individuals who are physically present in the United States for more than the 182-day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. federal income tax purposes. In that case, such individual would be subject to U.S. federal income tax on the individual’s worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a foreign shareholder who is a non-resident alien individual, the Portfolio may be required to withhold U.S. federal tax of deemed or actual distributions of net capital gains and redemption payments unless the foreign shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. See “Backup Withholding” above.
A Portfolio may be able to designate certain distributions as being derived from certain net U.S. source interest income or net short-term capital gains and such designated distributions would generally not be subject to U.S. tax withholding. It should be noted that the provision does not eliminate all withholding on any distribution by a Portfolio to foreign investors. Distributions that are derived from dividends on corporate stock, distributions by REITs, or from ordinary income other than U.S.-source interest income (such as interest from non-U.S. sources or any foreign currency gains) would still be subject to withholding. In addition, a Portfolio may determine that it does wish to incur the costs and expenses of making the allowable designations and satisfying certain related requirements, and in such case any distributions to foreign investors would generally be subject to withholding as described above.
If the income from a Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then distributions of investment company taxable income and capital gain dividends and any gain realized upon the redemption, sale, or exchange of shares of the Portfolio will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.
The Portfolios are required to withhold U.S. tax (at a 30% rate) on payments of dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to a Portfolio to enable the fund to determine whether withholding is required.
Foreign shareholders may be subject to U.S. estate tax on their Portfolio shares. The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are advised to consult their own advisers with respect to the particular tax consequences to them of an investment in a Portfolio.
Foreign Withholding Taxes.
Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Portfolio’s total assets at the close of its taxable year consists of securities of foreign corporations, the Portfolio will be eligible and may elect to “pass through” to the Portfolio’s shareholders the amount of foreign taxes paid by the Portfolio (i.e., the “pass-through election”). Pursuant to this election, a shareholder will be required to include in gross income (in addition to dividends actually received) its pro rata share of the foreign taxes paid by the Portfolio, and may be entitled either to deduct its pro rata share of the foreign taxes in computing its taxable income or to use the amount as a foreign tax credit against its U.S. federal income tax liability, subject to limitations. Each shareholder will be notified in a written statement after the close of the Portfolio’s taxable year whether the foreign taxes paid by the Portfolio will “pass through” for that year. If a Portfolio is not eligible to make the election to “pass through” to its shareholders its foreign taxes, the foreign taxes it pays will reduce its investment company taxable income and distributions by the Portfolio will be treated as U.S. source income.
Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to its foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Portfolio’s income flows through to its shareholders. With respect to the Portfolios, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables, and payables, will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by the Portfolios. The Portfolio and shareholders must satisfy certain holding period requirements for the shareholder to be eligible for the foreign tax credit. Shareholders who are not liable for federal income taxes will not be affected by any such “pass through” of foreign tax credits.
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Other Taxes.
A Portfolio may be subject to state, local or foreign taxes in any jurisdiction in which the Portfolio may be deemed to be doing business. In addition, shareholders of a Portfolio may be subject to state, local or foreign taxes on distributions from the Portfolio. In many states, Portfolio distributions which are derived from interest on certain U.S. Government obligations may be exempt from taxation.
Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Portfolio.
SHAREHOLDER INFORMATION
Certificates representing shares of a Portfolio will not be issued to shareholders. Northern Trust, the Fund’s transfer agent, will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery. Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly statements of account are sent which include shares purchased as a result of a reinvestment of Portfolio distributions.
The transfer agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.).
The Fund reserves the right to waive the minimum initial investment in any Portfolio.
The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order with respect to shares of a Portfolio by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Portfolio’s NAV (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of NAV of a Portfolio at the beginning of the period.
Please be advised that abandoned or unclaimed property laws for certain states (to which your account may be subject) require financial organizations to transfer (escheat) unclaimed property (including shares of the Fund) to the appropriate state if no activity occurs in an account for a period of time specified by state law.
TRANSFER AGENT AND CUSTODIAN
The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois, 60603 serves as transfer agent, dividend disbursing agent and agent in connection with any accumulation, open-account or similar plans provided to the shareholders of the Fund and as the custodian of each Portfolio’s securities and cash.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP, 345 Park Avenue, New York, NY 10154, serves as the independent registered public accounting firm of the Fund and performs annual audits of the Fund’s financial statements.
COUNSEL
Dechert LLP, 1095 Avenue of the Americas, New York, New York, 10036, serves as counsel to the Fund.
FINANCIAL STATEMENTS
The Fund’s audited Financial Statements, including the Financial Highlights, for the fiscal year ended October 31, 2021, appearing in the Annual Report to Shareholders and the report thereon of KPMG LLP, independent registered public accounting firm, appearing therein, are hereby incorporated by reference into this SAI. Copies of the Fund’s annual report to shareholders may be obtained upon request and without charge by calling the Fund at (877) 435-8105.
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APPENDIX A
PROXY VOTING POLICIES AND PROCEDURES
HARDING LOEVNER LP
Introduction
Harding Loevner has fiduciary duties to act solely in the best interest of clients, including exercising voting rights on shares of securities to maximize shareholder value.
In discerning a client’s best interest, we presume the client’s interest is maximizing long-term shareholder value, unless the investment management agreement or a client’s written instruction properly specifies a different interest.
Definitions
“Glass Lewis” means the third-party that provides corporate governance voting recommendations in respect of Portfolio Companies.
“Meeting Information” means the Portfolio Company’s proxy statement and ballot, and Glass Lewis’ research report and voting recommendation in respect of the Portfolio Company’s shareholders meeting.
“Portfolio Company” means an issuer of which Harding Loevner owns shares for client accounts.
“ProxyEdge” means Broadridge’s proxy meeting database and voting platform.
“Tamale” means Harding Loevner’s research database.
“Wrap Program” means an advisory program under which a specified, typically unitary fee or fees not based directly upon transactions in a client’s account is charged by the Wrap Program Sponsor for investment advisory services, the execution of trades in the client’s account, and other services provided to the client.
Overview
Harding Loevner votes proxies only for those clients that granted voting discretion in writing. This policy does not apply to the extent that Harding Loevner lacks discretionary authority to vote the client’s securities. Even if Harding Loevner generally has discretionary authority, this policy does not apply to the extent that the client has a power to direct, and directs, voting on a particular question or set of questions.
Harding Loevner subscribes to Glass Lewis’ corporate governance voting recommendations but maintains discretion over the voting process and considers each proposal on its merits, including in the context of the issuer, industry, and country or countries in which its business is conducted. Harding Loevner may determine in certain instances, as described more fully below, to refrain from voting if, after evaluating all relevant factors, voting is not in the best interest of clients.
Harding Loevner also seeks to identify and address all material proxy-related conflicts of interest in the best interest of clients.
Harding Loevner believes proxy voting is a valuable tool to guide Portfolio Companies in respect of good corporate governance.
Conflicts Of Interest
Harding Loevner recognizes that there may be a material conflict of interest between our interests and the interests of its clients if Harding Loevner has a client, vendor, or other business relationship with a Portfolio Company. Examples of material conflicts of interest include, but are not limited to, the following:
Harding Loevner could serve as investment adviser to a client, the management of which supports a particular proposal, and shares of that Portfolio Company are held in client accounts; or
A Harding Loevner employee who would otherwise be involved in decision-making in respect of a particular proposal has a material relationship with the issuer.
If a conflict is identified, Harding Loevner defers to Glass Lewis to provide unaffiliated third-party voting recommendations.
Voting Procedures
The Portfolio Operations Department obtains Meeting Information from ProxyEdge and Glass Lewis and circulates it via Tamale to the covering analyst (or to a portfolio manager if the covering analyst is not available). Supplemental Meeting Information, if any, received after the initial Meeting Information but prior to the vote submission deadline is also sent by the Portfolio Operations Department to the covering analyst.
The covering analyst reviews the Meeting Information and determines how votes should be cast to maximize shareholder value, and then instructs the Portfolio Operations Department via Tamale how to vote on each meeting proposal. The Portfolio Operations Department enters the covering analyst’s voting instructions into ProxyEdge.
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If there is insufficient time to review the Meeting Information (e.g., delayed receipt by ProxyEdge), the Portfolio Operations Department votes in accordance with the Glass Lewis recommendation to ensure the client accounts participate in the Portfolio Company’s shareholder meeting.
Other Voting Considerations
In certain instances, Harding Loevner may be unable to vote or may decide not to vote a proxy on behalf of one or more clients. The following list of considerations, while not exhaustive, highlights some instances in which a proxy vote might not or will not be entered.
Securities Lending Harding Loevner may be unable to vote when the underlying Portfolio Company security has been lent out as a part of a client’s securities lending program.
Share Blocking Certain countries require shareholders to stop trading securities for a period of time prior to and/or after a shareholder meeting. As a general matter, Harding Loevner does not vote securities in countries that require share blocking because it limits Harding Loevner’s investment discretion. In general, we find that our clients’ value obtained from preserving our investment discretion is greater than our clients’ value obtained from voting the security. Yet, Harding Loevner reviews each meeting proposal and the restrictions imposed to determine if the proxy issue is sufficiently important to consider the possibility of voting blocked shares.
Power of Attorney Certain countries require the beneficial owner of the security (i.e., Harding Loevner’s client) to complete a power of attorney and other documentation prior to exercising voting rights. As a general matter, Harding Loevner does not vote securities in countries that require a beneficial owner power of attorney because client-identifying information is required. However, Harding Loevner may vote if our client assented to revealing the identifying information.
Lack of Adequate Information or Untimely Receipt of Meeting Information  Harding Loevner may be unable to complete a thorough and informed review of the Meeting Information if the Portfolio Company does not provide it in a timely fashion, or if translated materials are not available.
No Longer Own the Shares Harding Loevner will not vote shares in a Portfolio Company no longer owned in any client’s account, even if the shares were owned on the Portfolio Company’s record date.
Wrap Programs When establishing new accounts or entering into arrangements for new wrap programs, Harding Loevner instructs the relevant custodian or wrap program sponsor to set up arrangements with ProxyEdge to help ensure that Harding Loevner receives meeting notices sufficiently in advance of a meeting to allow Harding Loevner to vote.  Harding Loevner is unable to enter voting instructions if the custodian or wrap program sponsor fails to properly set up these arrangements, or if timely notice is not received. Voting wrap accounts on platforms other than ProxyEdge are done on a best efforts basis.
Reporting
Upon a client’s written request, Harding Loevner provides information on how Portfolio Company shares held in the client’s account were voted. Harding Loevner also furnishes to clients a description of its proxy voting policies and procedures and, upon request, furnish a copy of these policies and procedures to the requesting client.
Harding Loevner also completes regulatory filings in respect of voting records (i.e., Form N-PX) on a regular basis.
Recordkeeping
Harding Loevner maintains proxy voting records in accordance with applicable law. Meeting Information is maintained in Tamale, and the votes cast on behalf of client accounts are maintained in ProxyEdge.
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Harding, Loevner Funds, Inc.
c/o Northern Trust
Attn: Funds Center, Floor 38
333 South Wabash Avenue
Chicago, IL 60604

(877) 435-8105
www.hardingloevnerfunds.com

PART C:
OTHER INFORMATION
Item 28. Exhibits
(a)	(1)	Articles of Incorporation, dated July 31, 1996 (previously filed in Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.
(a)	(2)	Articles Supplementary, dated August 4, 2005 (previously filed in Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.
(a)	(3)	Articles Supplementary, dated March 19, 2007 (previously filed in Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.
(a)	(4)	Articles Supplementary, dated May 21, 2008 (previously filed in Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.
(a)	(5)	Articles Supplementary, dated September 8, 2009 (previously filed in Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.
(a)	(6)	Articles of Amendment, dated September 8, 2009 (previously filed in Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.
(a)	(7)	Articles Supplementary, dated October 11, 2011 (previously filed in Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.
(a)	(8)	Articles of Amendment, dated October 11, 2011 (previously filed in Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.
(a)	(9)	Articles Supplementary, dated February 26, 2014 (previously filed in Post-Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.
(a)	(10)	Articles of Amendment, dated February 26, 2014 (previously filed in Post-Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.
(a)	(11)	Articles Supplementary, dated March 10, 2014 (previously filed in Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.
(a)	(12)	Articles Supplementary, dated December 14, 2015 (previously filed in Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.
(a)	(13)	Articles Supplementary, dated November 16, 2016 (previously filed in Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.
(a)	(14)	Articles Supplementary, dated February 24, 2017 (previously filed in Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.
(a)	(15)	Articles of Amendment, dated February 24, 2017 (previously filed in Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.
(a)	(16)	Articles of Amendment, dated December 1, 2017 (previously filed in Post-Effective Amendment No. 55 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.
(a)	(17)	Articles of Amendment, dated February 25, 2019 (previously filed in Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.
(a)	(18)	Articles Supplementary, dated September 23, 2020 (previously filed in Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.
(a)	(19)	Form of Articles Supplementary, dated December 9, 2020 (previously filed in Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.
(a)	(20)	Articles Supplementary, dated September 21, 2021, are filed herewith.
(b)		By-laws, as amended March 8, 2013 (previously filed in Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.
(c)		Not applicable.

(d)	(1)
Investment Advisory Agreement, dated August 26, 2009, between the Registrant and Harding Loevner LP
(previously filed in Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A), is
incorporated herein by reference.

(d)	(2)
Amended Schedule B to Investment Advisory Agreement, effective November 1, 2015, between the Registrant and
Harding Loevner LP (previously filed in Post-Effective Amendment No. 44 to Registrant’s Registration Statement
on Form N-1A), is incorporated herein by reference.

(d)	(3)
Amended Schedule B to Investment Advisory Agreement, effective November 1, 2016, between the Registrant and
Harding Loevner LP (previously filed in Post-Effective Amendment No. 50 to Registrant’s Registration Statement
on Form N-1A), is incorporated herein by reference.

(d)	(4)
Amended Schedule B to Investment Advisory Agreement, effective March 1, 2017, between the Registrant and
Harding Loevner LP (previously filed in Post-Effective Amendment No. 53 to Registrant’s Registration Statement
on Form N-1A), are incorporated herein by reference.

(d)	(5)
Investment Advisory Agreement, dated December 17, 2015, between the Registrant, on behalf of the International
Equity Research Portfolio, and Harding Loevner LP (previously filed in Post-Effective Amendment No. 44 to
Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(d)	(6)
Amendment to the Investment Advisory Agreement, dated December 17, 2015, between the Registrant, on behalf of the International Equity Research Portfolio, and Harding Loevner LP (previously filed in Post-Effective
Amendment No. 58 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(d)	(7)
Investment Advisory Agreement, dated December 19, 2016, between the Registrant, on behalf of the Global
Equity Research Portfolio and Emerging Markets Research Portfolio, and Harding Loevner LP (previously filed in
Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(d)	(8)
Amendment to the Investment Advisory Agreement, dated December 19, 2016, between the Registrant, on behalf of the Global Equity Research Portfolio and Emerging Markets Research Portfolio, and Harding Loevner LP
(previously filed in Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A), is
incorporated herein by reference.

(d)	(9)
Amended Schedule B to Investment Advisory Agreement, effective July 1, 2020, between the Registrant and
Harding Loevner LP, (previously filed in Post-Effective Amendment No. 63 to Registrant’s Registration Statement
on Form N-1A), is incorporated herein by reference.

(d)	(10)
Amended Schedule B to Investment Advisory Agreement, effective November 2, 2020, between the Registrant and
Harding Loevner LP, (previously filed in Post-Effective Amendment No. 63 to Registrant’s Registration Statement
on Form N-1A), is incorporated herein by reference.

(d)	(11)
Investment Advisory Agreement, dated December 16, 2020, between the Registrant, on behalf of the Chinese
Equity Portfolio, and Harding Loevner LP, (previously filed in Post-Effective Amendment No. 63 to Registrant’s
Registration Statement on Form N-1A), is incorporated herein by reference.

(d)	(12)	Amended Schedule B to Investment Advisory Agreement, effective July 1, 2021, between the Registrant and Harding Loevner LP, is filed herewith.
(d)	(13)
Advisory Fee Waiver and Expense Reimbursement Agreement, dated December 17, 2015, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 43 to Registrant’s Registration
Statement on Form N-1A), is incorporated herein by reference.

(d)	(14)
Advisory Fee Waiver and Expense Reimbursement Agreement, dated February 29, 2016, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 43 to Registrant’s Registration
Statement on Form N-1A), is incorporated herein by reference.

(d)	(15)
Advisory Fee Waiver and Expense Reimbursement Agreement, dated November 1, 2016, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 50 to Registrant’s Registration
Statement on Form N-1A), is incorporated herein by reference.

(d)	(16)
Advisory Fee Waiver and Expense Reimbursement Agreement, dated December 19, 2016, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 50 to Registrant’s Registration
Statement on Form N-1A), is incorporated herein by reference.

(d)	(17)
Advisory Fee Waiver and Expense Reimbursement Agreement, dated February 28, 2017, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 53 to Registrant’s Registration
Statement on Form N-1A), is incorporated herein by reference.

(d)	(18)
Advisory Fee Waiver and Expense Reimbursement Agreement, dated February 28, 2018, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 55 to Registrant’s Registration
Statement on Form N-1A), is incorporated herein by reference.

(d)	(19)
Advisory Fee Waiver and Expense Reimbursement Agreement, dated February 28, 2019, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 58 to Registrant’s Registration
Statement on Form N-1A), is incorporated herein by reference.

(d)	(20)
Advisory Fee Waiver and Expense Reimbursement Agreement, dated February 29, 2020, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 60 to the Registrant’s Registration
Statement on Form N-1A), is incorporated herein by reference.

(d)	(21)
Advisory Fee Waiver and Expense Reimbursement Agreement, dated July 1, 2020, between the Registrant and
Harding Loevner LP, (previously filed in Post-Effective Amendment No. 62 to Registrant’s Registration Statement
on Form N-1A), is incorporated herein by reference.

(d)	(22)
Advisory Fee Waiver and Expense Reimbursement Agreement, dated November 2, 2020, between the Registrant and Harding Loevner LP, (previously filed in Post-Effective Amendment No. 63 to the Registrant’s Registration
Statement on Form N-1A), is incorporated herein by reference.

(d)	(23)
Advisory Fee Waiver and Expense Reimbursement Agreement, dated December 16, 2020, between the Registrant and Harding Loevner LP, (previously filed in Post-Effective Amendment No. 63 to the Registrant’s Registration
Statement on Form N-1A), is incorporated herein by reference.

(d)	(24)
Advisory Fee Waiver and Expense Reimbursement Agreement, dated February 28, 2021, between the Registrant and Harding Loevner LP, (previously filed in Post-Effective Amendment No. 65 to the Registrant’s Registration
Statement on Form N-1A), is incorporated herein by reference.

(d)	(25)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated July 1, 2021, between the Registrant and Harding Loevner LP, is filed herewith.
(d)	(26)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated February 28, 2022, between the Registrant and Harding Loevner LP, is filed herewith.
(e)	(1)	Distribution Agreement, dated January 1, 2008 (previously filed in Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.
(e)	(2)
Amendment, dated May 23, 2008, to Distribution Agreement between the Registrant and Quasar Distributors, LLC
(previously filed in Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A), is
incorporated herein by reference.

(e)	(3)
Second Amendment, dated December 17, 2015 to the Distribution Agreement between the Registrant and Quasar
Distributors, LLC (previously filed in Post-Effective Amendment No. 43 to Registrant’s Registration Statement on
Form N-1A), is incorporated herein by reference.

(e)	(4)
Third Amendment, dated December 19, 2016, to the Distribution Agreement between the Registrant and Quasar
Distributors, LLC (previously filed in Post-Effective Amendment No. 50 to Registrant’s Registration Statement on
Form N-1A), is incorporated herein by reference.

(e)	(5)
Fourth Amendment, dated December 13, 2017, to the Distribution Agreement between the Registrant and Quasar
Distributors, LLC (previously filed in Post-Effective Amendment No. 55 to Registrant’s Registration Statement on
Form N-1A), is incorporated herein by reference.

(e)	(6)
Distribution Agreement, dated March 31, 2020, between the Registrant and Quasar Distributors, LLC, (previously filed in Post-Effective Amendment No. 62 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(e)	(7)
First Amendment to the Distribution Agreement, dated March 31, 2020, between the Registrant and Quasar
Distributors, LLC, (previously filed in Post-Effective Amendment No. 63 to Registrant’s Registration Statement on
Form N-1A), is incorporated herein by reference.

(e)	(8)	Distribution Agreement, dated September 30, 2021, between the Registrant and Quasar Distributors, LLC, is filed herewith.

(f)		Not applicable.
(g)	(1)
Custody Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A), is
incorporated herein by reference.

(g)	(2)
Amendment, dated December 17, 2015 to the Custody Agreement between the Registrant and The Northern Trust
Company (previously filed in Post-Effective Amendment No. 43 to Registrant’s Registration Statement on
Form N-1A), is incorporated herein by reference.

(g)	(3)
Second Amendment, dated December 19, 2016 to the Custody Agreement between the Registrant and The
Northern Trust Company (previously filed in Post-Effective Amendment No. 50 to Registrant’s Registration
Statement on Form N-1A), is incorporated herein by reference.

(g)	(4)
Third Amendment, dated December 16, 2020 to the Custody Agreement between the Registrant and The Northern
Trust Company (previously filed in Post-Effective Amendment No. 63 to Registrant’s Registration Statement on
Form N-1A), is incorporated herein by reference.

(g)	(5)	Amended and Restated Custody Agreement, dated December 16, 2020, between the Registrant and The Northern Trust Company, is filed herewith.
(h)	(1)
Fund Administration and Accounting Services Agreement, dated June 2, 2010, between the Registrant and The
Northern Trust Company (previously filed in Post-Effective Amendment No. 31 to the Registrant’s Registration
Statement on Form N-1A), is incorporated herein by reference.

(h)	(2)
Amendment dated December 17, 2015, to the Fund Administration and Accounting Services Agreement, dated
June 2, 2010, between the Registrant and The Northern Trust Company (previously filed in Post-Effective
Amendment No. 43 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(h)	(3)
Second Amendment dated December 19, 2016, to the Fund Administration and Accounting Services Agreement,
dated June 2, 2010, between the Registrant and The Northern Trust Company (previously filed in Post-Effective
Amendment No. 50 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(h)	(4)
Form of Third Amendment to the Fund Administration and Accounting Services Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 57 to
Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(h)	(5)
Fourth Amendment to the Fund Administration and Accounting Services Agreement, dated December 16, 2020, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 63 to
Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(h)	(6)
Transfer Agency and Service Agreement, dated June 2, 2010, between the Registrant and The Northern Trust
Company (previously filed in Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on
Form N-1A), is incorporated herein by reference.

(h)	(7)
Amendment to the Transfer Agency and Service Agreement between The Northern Trust Company and the
Registrant, dated as of December 18, 2012 (previously filed in Post-Effective Amendment No. 35 to the
Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(h)	(8)
Second Amendment, dated December 17, 2015, to the Transfer Agency and Service Agreement between the
Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 43 to Registrant’s
Registration Statement on Form N-1A), is incorporated herein by reference.

(h)	(9)
Third Amendment to the Transfer Agency and Service Agreement, dated December 19, 2016, between the
Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 50 to Registrant’s
Registration Statement on Form N-1A), is incorporated herein by reference.

(h)	(10)
Form of Fourth Amendment to the Transfer Agency and Service Agreement between the Registrant and The
Northern Trust Company (previously filed in Post-Effective Amendment No. 57 to Registrant’s Registration
Statement on Form N-1A), is incorporated herein by reference.

(h)	(11)
Fifth Amendment to the Transfer Agency and Service Agreement, dated December 16, 2020, between the
Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No.63 to Registrant’s
Registration Statement on Form N-1A), is incorporated herein by reference.

(h)	(12)
Principal Financial Officer and Treasurer Services Agreement, dated September 8, 2010, between Registrant and
Foreside Management Services, LLC (previously filed in Post-Effective Amendment No. 31 to the Registrant’s
Registration Statement on Form N-1A), is incorporated herein by reference.

(i)		Opinion and Consent of Dechert LLP is filed herewith.
(j)		Consent of KPMG LLP is filed herewith.
(k)		None.
(l)	(1)
Share Purchase Agreement, dated October 14, 1996, between Registrant and David R. Loevner for the
International Equity Portfolio (previously filed in Pre-Effective Amendment No.1 to Registrant’s Registration
Statement on Form N-1A), is incorporated herein by reference.

(l)	(2)
Share Purchase Agreement, dated October 14, 1996, between Registrant and David R. Loevner for the Emerging
Markets Portfolio (previously filed in Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on
Form N-1A), is incorporated herein by reference.

(l)	(3)
Share Purchase Agreement, dated October 14, 1996, between Registrant and David R. Loevner for the Global
Equity Portfolio (previously filed in Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on
Form N-1A), is incorporated herein by reference.

(m)	(1)
Amended Plan of Distribution with respect to the Investor Class, dated March 7, 2008, as most recently amended
September 9, 2016 (previously filed in Post-Effective Amendment No. 50 to Registrant’s Registration Statement on
Form N-1A), is incorporated herein by reference.

(m)	(2)
Amended Plan of Distribution with respect to the Investor Class, dated March 7, 2008, as most recently amended
March 1, 2019 (previously filed in Post-Effective Amendment No. 58 to Registrant’s Registration Statement on
Form N-1A), is incorporated herein by reference.

(m)	(3)
Shareholder Servicing Agreement, with respect to the Investor Class (previously filed in Post-Effective
Amendment No. 23 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(m)	(4)
Shareholder Servicing Plan with respect to the Advisor Class, Institutional Class, Institutional II Class and Investor
Class, dated March 22, 2005, as most recently amended March 8, 2013 (previously filed in Post-Effective
Amendment No. 37 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(m)	(5)
Amended Appendix A to the Shareholder Servicing Plan, dated December 19, 2016 (previously filed in
Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(m)	(6)
Shareholder Servicing Plan with respect to the Advisor Class, Institutional Class, Institutional Class II and Investor
Class, dated March 22, 2005, as most recently amended March 1, 2019 (previously filed in Post-Effective
Amendment No. 58 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(m)	(7)
Amended Appendix A to the Shareholder Servicing Plan, dated March 1, 2019 (previously filed in Post-Effective
Amendment No. 58 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(m)	(8)
Amended Appendix A to the Shareholder Servicing Plan, dated December 16, 2020 (previously filed in
Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(n)	(1)
Multiple Class Expense Allocation Plan (Rule 18f-3), dated March 22, 2005, as most recently amended
December 14, 2016 (previously filed in Post-Effective Amendment No. 53 to Registrant’s Registration Statement
on Form N-1A), is incorporated herein by reference.

(n)	(2)
Multiple Class Expense Allocation Plan (Rule 18f-3), dated March 22, 2005, as most recently amended March 1,
2019 (previously filed in Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A),
is incorporated herein by reference.

(n)	(3)
Amended Appendix A Multiple Class Expense Allocation Plan (Rule 18f-3), dated December 16, 2020 (previously filed in Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(o)
Services Agreement, dated July 12, 2010, between the Registrant and Teachers Insurance and Annuity of America
(previously filed in Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A),
is incorporated herein by reference.

(p)	(1)
Code of Ethics of Harding Loevner LP and the Registrant, dated January 9, 2013, (previously filed in
Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(q)	(1)
Power of Attorney on behalf of Carolyn N. Ainslie, Jill R. Cuniff, R. Kelly Doherty, Charles W. Freeman, III, Jason
Lamin, David R. Loevner, Alexandra K. Lynn, and Eric Rakowski (previously filed in Post-Effective Amendment
No. 65 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

	EX-101. INS	XBRL Instance Document
	EX-101.SCH	XBRL Taxonomy Extension Schema Document
	EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
	EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
	EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
	EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase
Item 29. Persons Controlled by or Under Common Control with the Registrant
None.
Item 30. Indemnification
The Registrant shall indemnify directors, officers, employees and agents of the Registrant against judgments, fines, settlements and expenses to the fullest extent allowed, and in the manner provided, by applicable federal and Maryland law, including Section 17(h) and (i) of the Investment Company Act of 1940. In this regard, the Registrant undertakes to abide by the provisions of Investment Company Act Releases No. 11330 and 7221 until amended or superseded by subsequent interpretation of legislative or judicial action.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by itself is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of the Investment Adviser
Harding Loevner LP (“Harding Loevner”) is a company organized under the laws of the State of Delaware and an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).
The list required by this Item 31 of officers and directors of Harding Loevner, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is set forth below and is included in Schedules A and D of Form ADV filed by Harding Loevner pursuant to the Advisers Act (SEC File No. 801-36845).
Name	Position(s) with Harding Loevner LP	Other Substantial Business, Profession, Vocation or Employment
Loevner, David R.	Chairman, Chief Executive Officer and a member of the Executive Committee	None
Hallett, Simon	Vice Chairman and a member of the Executive Committee	None

Name	Position(s) with Harding Loevner LP	Other Substantial Business, Profession, Vocation or Employment
Roll, Ferrill D.	Chief Investment Officer, Analyst, Portfolio Manager and a member of the Executive Committee	None
Reiter, Richard T.	President and a member of the Executive Committee	None
Bellish, Aaron J.	Chief Operating Officer and a member of the Executive Committee	None
Simon, Brian D.	General Counsel	None
Togneri, Lisa	Chief Financial Officer	None
Karatz, Maura	Chief Administrative Officer and a member of the Executive Committee	None
Item 32. Principal Underwriter
(a) The Registrant’s distributor, Quasar Distributors, LLC (“Quasar”), also acts as principal underwriter for the following investment companies:
Aasgard Small & Mid Cap Fund, Series of Advisors Series Trust
American Trust Allegiance Fund, Series of Advisors Series Trust
Capital Advisors Growth Fund, Series of Advisors Series Trust
Chase Growth Fund, Series of Advisors Series Trust
Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
Edgar Lomax Value Fund, Series of Advisors Series Trust
First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust
Huber Large Cap Value Fund, Series of Advisors Series Trust
Huber Mid Cap Value Fund, Series of Advisors Series Trust
Huber Select Large Cap Value Fund, Series of Advisors Series Trust
Huber Small Cap Value Fund, Series of Advisors Series Trust
Logan Capital International Fund, Series of Advisors Series Trust
Logan Capital Large Cap Core Fund, Series of Advisors Series Trust
Logan Capital Large Cap Growth Fund , Series of Advisors Series Trust
Logan Capital Small Cap Growth Fund, Series of Advisors Series Trust
O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
PIA BBB Bond Fund, Series of Advisors Series Trust
PIA High Yield Fund, Series of Advisors Series Trust
PIA High Yield Managed Account Completion Shares (MACS) Fund, Series of Advisors Series Trust
PIA MBS Bond Fund, Series of Advisors Series Trust
PIA Short-Term Securities Fund, Series of Advisors Series Trust
Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
Poplar Forest Partners Fund, Series of Advisors Series Trust
Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
Pzena International Small Cap Value Fund, Series of Advisors Series Trust
Pzena Mid Cap Value Fund, Series of Advisors Series Trust
Pzena Small Cap Value Fund, Series of Advisors Series Trust
Scharf Fund, Series of Advisors Series Trust
Scharf Global Opportunity Fund, Series of Advisors Series Trust
Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
Semper Brentview Dividend Growth Equity Fund, Series of Advisors Series Trust
Semper MBS Total Return Fund, Series of Advisors Series Trust
Semper Short Duration Fund, Series of Advisors Series Trust
Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
The Aegis Funds
Allied Asset Advisors Funds
Alpha Architect ETF Trust
Angel Oak Funds Trust
Angel Oak Strategic Credit Fund
Barrett Opportunity Fund, Inc.
Bridges Investment Fund, Inc.
Brookfield Investment Funds

Buffalo Funds
Cushing Mutual Funds Trust
DoubleLine Funds Trust
Ecofin Tax-Advantaged Social Impact Fund, Inc. (f/k/a Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.)
AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions
AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions
The Acquirers Fund, Series of ETF Series Solutions
AI Powered International Equity ETF, Series of ETF Series Solutions
AlphaClone Alternative Alpha ETF, Series of ETF Series Solutions
AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions
Aptus Defined Risk ETF, Series of ETF Series Solutions
Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
Blue Horizon BNE ETF, Series of ETF Series Solutions
CBOE Vest S&P 500 Dividend Aristocrats Target Income ETF, Series of ETF Series Solutions
Change Finance ESG International Fossil Free ETF, Series of ETF Series Solutions
Change Finance U.S. Large Cap Fossil Fuel Free ETF, Series of ETF Series Solutions
ClearShares OCIO ETF, Series of ETF Series Solutions
ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
Deep Value ETF, Series of ETF Series Solutions
Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
Distillate US Fundamental Stability & Value ETF, Series of ETF Series Solutions
ETFB Green SRI REITs ETF, Series of ETF Series Solutions
Hoya Capital Housing ETF, Series of ETF Series Solutions
iBET Sport Betting & Gaming ETF, Series of ETF Series Solutions
International Drawdown Managed Equity ETF, Series of ETF Series Solutions
LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
Loncar Cancer Immunotherapy ETF, Series of ETF Series Solutions
Loncar China BioPharma ETF, Series of ETF Series Solutions
McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
Nationwide Dow Jones® Risk-Managed Income ETF, Series of ETF Series Solutions
Nationwide Maximum Diversification US Core Equity ETF, Series of ETF Series Solutions
Nationwide Risk-Based International Equity ETF, Series of ETF Series Solutions
Nationwide Risk-Based US Equity ETF, Series of ETF Series Solutions
Nationwide Risk-Managed Income ETF, Series of ETF Series Solutions
Nationwide Russell 2000® Risk-Managed Income ETF, Series of ETF Series Solutions
Nationwide S&P 500® Risk-Managed Income ETF, Series of ETF Series Solutions
NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
Opus Small Cap Value ETF, Series of ETF Series Solutions
Premise Capital Diversified Tactical ETF, Series of ETF Series Solutions
US Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
US Global JETS ETF, Series of ETF Series Solutions
US Vegan Climate ETF, Series of ETF Series Solutions
Volshares Large Cap ETF, Series of ETF Series Solutions
First American Funds, Inc.
FundX Investment Trust
The Glenmede Fund, Inc.
The Glenmede Portfolios
The GoodHaven Funds Trust
Greenspring Fund, Incorporated
Harding, Loevner Funds, Inc.
Hennessy Funds Trust
Horizon Funds
Hotchkis & Wiley Funds
Intrepid Capital Management Funds Trust
Jacob Funds Inc.
The Jensen Quality Growth Fund Inc.
Kirr, Marbach Partners Funds, Inc.
AAF First Priority CLO Bond ETF, Series of Listed Funds Trust
Core Alternative ETF, Series of Listed Funds Trust
Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
LKCM Funds
LoCorr Investment Trust
Lord Asset Management Trust
MainGate Trust
ATAC Rotation Fund, Series of Managed Portfolio Series
Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
Ecofin Digital Payments Infrastructure Fund, Series of Managed Portfolio Series
Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series

Ecofin Global Water ESG Fund, Series of Managed Portfolio Series
Great Lakes Bond Fund, Series of Managed Portfolio Series
Great Lakes Disciplined Equity Fund, Series of Managed Portfolio Series
Great Lakes Large Cap Value Fund, Series of Managed Portfolio Series
Great Lakes Small Cap Opportunity Fund, Series of Managed Portfolio Series
Jackson Square Global Growth Fund, Series of Managed Portfolio Series
Jackson Square International Growth Fund, Series of Managed Portfolio Series
Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
Jackson Square Select 20 Growth Fund, Series of Managed Portfolio Series
Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
LK Balanced Fund, Series of Managed Portfolio Series
Muhlenkamp Fund, Series of Managed Portfolio Series
Nuance Concentrated Value Fund, Series of Managed Portfolio Series
Nuance Concentrated Value Long Short Fund, Series of Managed Portfolio Series
Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
Port Street Quality Growth Fund, Series of Managed Portfolio Series
Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
TorrayResolute Small/Mid Cap Growth Fund, Series of Managed Portfolio Series
Tortoise Energy Evolution Fund, Series of Managed Portfolio Series
Tortoise MLP & Energy Income Fund, Series of Managed Portfolio Series
Tortoise MLP & Energy Infrastructure Fund, Series of Managed Portfolio Series
Tortoise MLP & Pipeline Fund, Series of Managed Portfolio Series
Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
V-Shares US Leadership Diversity ETF, Series of Managed Portfolio Series
Argent Small Cap Fund, Series of Manager Directed Portfolios
Hardman Johnston International Growth Fund, Series of Manager Directed Portfolios
Hood River International Opportunity Fund, Series of Manager Directed Portfolios
Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
iM DBi Hedge Strategy ETF, Series of Manager Directed Portfolios
iM DBi Managed Futures Strategy ETF, Series of Manager Directed Portfolios
iM Dolan McEniry Corporate Bond Fund, Series of Manager Directed Portfolios
Pemberwick Fund, Series of Manager Directed Portfolios
Vert Global Sustainable Real Estate Fund, Series of Manager Directed Portfolios
Matrix Advisors Funds Trust
Matrix Advisors Value Fund, Inc.
Monetta Trust
Nicholas Equity Income Fund, Inc.
Nicholas Fund, Inc.
Nicholas II, Inc.
Nicholas Limited Edition, Inc.
Permanent Portfolio Family of Funds
Perritt Funds, Inc.
Procure ETF Trust I
Procure ETF Trust II
Professionally Managed Portfolios
Prospector Funds, Inc.
Provident Mutual Funds, Inc.
Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
Aquarius International Fund, Series of The RBB Fund, Inc.
Bogle Small Cap Growth Fund, Series of The RBB Fund, Inc.
Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
Boston Partners Emerging Markets Fund, Series of The RBB Fund, Inc.
Boston Partners Emerging Markets Long/Short Fund, Series of The RBB Fund, Inc.
Boston Partners Global Equity Advantage Fund, Series of The RBB Fund, Inc.
Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
Boston Partners Global Long/Short Fund, Series of The RBB Fund, Inc.
Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
Boston Partners Small Cap Value II Fund, Series of The RBB Fund, Inc.
Campbell Advantage Fund, Series of The RBB Fund, Inc.
Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
MFAM Small-Cap Growth ETF, Series of The RBB Fund, Inc.
Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
Orinda Income Opportunities Fund, Series of The RBB Fund, Inc.
SGI Conservative Fund, Series of The RBB Fund, Inc.
SGI Global Equity Fund, Series of The RBB Fund, Inc.
SGI Peak Growth Fund, Series of The RBB Fund, Inc.
SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
SGI U.S. Large Cap Equity VI Portfolio, Series of The RBB Fund, Inc.

SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.
WPG Partners Small/Micro Cap Value Fund, Series of The RBB Fund, Inc.
RBC Funds Trust
Series Portfolios Trust
Thompson IM Funds, Inc.
TrimTabs ETF Trust
Trust for Advised Portfolios
Barrett Growth Fund, Series of Trust for Professional Managers
Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
Convergence Long/Short Equity Fund, Series of Trust for Professional Managers
Convergence Market Neutral Fund, Series of Trust for Professional Managers
CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers
CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
Jensen Quality Value Fund, Series of Trust for Professional Managers
Marketfield Fund, Series of Trust for Professional Managers
Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
Rockefeller Core Taxable Bond Fund, Series of Trust for Professional Managers
Rockefeller Equity Allocation Fund, Series of Trust for Professional Managers
Rockefeller Intermediate Tax Exempt National Bond Fund, Series of Trust for Professional Managers
Rockefeller Intermediate Tax Exempt New York Bond Fund, Series of Trust for Professional Managers
Snow Capital Long/Short Opportunity Fund, Series of Trust for Professional Managers
Snow Capital Small Cap Value Fund, Series of Trust for Professional Managers
Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
USQ Core Real Estate Fund
Wall Street EWM Funds Trust
Wisconsin Capital Funds, Inc.Wall Street EMN Funds Trust
Wisconsin Capital Funds, Inc.
(b) Quasar is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. Quasar is located at 111 E. Kilbourn Ave., Suite 2200, Milwaukee, Wisconsin 53202.
To the best of the Registrant’s knowledge, the following is a list of the executive officers, directors and partners of Quasar. The business address for each of the executive officers and directors of Quasar, except Mses. DiValerio and Hoopes and Messrs. Berthy and Fairbanks, is 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202. The business address for Ms. Hoopes and Messrs. Berthy and Fairbanks is Three Canal Plaza, Suite 100, Portland, ME 04101. The business address for Ms. DiValerio is 899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312.
Name and Principal Business Address	Positions and Offices With Principal Underwriter	Positions and Offices with Fund
Richard J. Berthy	President, Treasurer and Manager	None
Mark A. Fairbanks	Vice President	None
Teresa Cowan	Vice President	None
Jennifer K. DiValerio	Vice President	None
Jennifer Brunner	Vice President and Co-Chief Compliance Officer	None
Susan LaFond	Vice President, Treasurer and Co-Chief Compliance Officer	None
Kelly Whetstone	Secretary	None
(c) Not applicable.
Item 33. Location of Accounts and Records
The location of accounts and records was provided in the most recent report on Form N-CEN filed by the Registrant.
Item 34. Management Services
Not applicable.

Item 35. Undertakings.
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 66 to this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bridgewater, State of New Jersey, on the 25th day of February, 2022.
HARDING, LOEVNER FUNDS, INC.
By:	/s/ Richard T. Reiter Richard T. Reiter, President
Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 66 to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
Signature	Title	Date
* David R. Loevner David R. Loevner	Director	February 25, 2022
* Carolyn N. Ainslie Carolyn N. Ainslie	Director	February 25, 2022
* Alexandra K. Lynn Alexandra K. Lynn	Director	February 25, 2022
* Jill R. Cuniff Jill R. Cuniff	Director	February 25, 2022
* Jason Lamin Jason Lamin	Director	February 25, 2022
* R. Kelly Doherty R. Kelly Doherty	Director	February 25, 2022
* Charles W. Freeman III Charles W. Freeman III	Director	February 25, 2022
* Eric Rakowski Eric Rakowski	Director	February 25, 2022
/s/ Richard T. Reiter Richard T. Reiter	President (Principal Executive Officer)	February 25, 2022
/s/ Tracy L. Dotolo Tracy L. Dotolo	Chief Financial Officer and Treasurer (Principal Financial Officer)	February 25, 2022
/s/ Marcia Y. Lucas Marcia Y. Lucas * Attorney-in-Fact Dated: February 25, 2022

*
As Attorney-in-Fact pursuant to Powers of Attorney previously filed in Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A.

HARDING, LOEVNER FUNDS, INC.
EXHIBIT INDEX
No.	Exhibit
(a)(20)	Articles Supplementary, dated September 21, 2021
(d)(12)	Amended Schedule B to Investment Advisory Agreement, effective July 1, 2021, between the Registrant and Harding Loevner LP
(d)(25)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated July 1, 2021, between the Registrant and Harding Loevner LP
(d)(26)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated February 28, 2022, between the Registrant and Harding Loevner LP
(e)(8)	Distribution Agreement, dated September 30, 2021, between the Registrant and Quasar Distributors, LLC
(g)(5)	Amended and Restated Custody Agreement, dated December 16, 2020, between the Registrant and The Northern Trust Company
(i)	Opinion and Consent of Dechert LLP
(j)	Consent of KPMG LLP